Mercer US Small/Mid Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.9%
	Basic Materials — 2.1%
29,500	Cabot Corp.	1,955,260
22,000	CF Industries Holdings, Inc.	1,701,480
34,800	Eastman Chemical Co.	2,221,284
255,059	Element Solutions, Inc.	6,373,925
61,918	International Flavors & Fragrances, Inc.	4,172,654
58,700	Koppers Holdings, Inc.	1,589,596
21,717	Magnera Corp.*	328,795
70,400	Mosaic Co.	1,695,936
5,000	NewMarket Corp.	3,436,300
35,545	Quaker Chemical Corp.(a)	4,880,684
48,176	RPM International, Inc.	5,010,304
14,800	Steel Dynamics, Inc.	2,507,860
		35,874,078
	Communications — 3.6%
47,900	AMC Networks, Inc. Class A*(a)	456,008
48,000	Cargurus, Inc.*	1,840,800
15,699	Ciena Corp.*	3,671,525
19,387	Credo Technology Group Holding Ltd.*	2,789,595
72,239	ePlus, Inc.	6,335,360
19,500	Expedia Group, Inc.	5,524,545
13,220	F5, Inc.*	3,374,537
77,800	Fox Corp. Class A	5,684,846
101,984	GCI Liberty, Inc.*(b)(c)	—
129,400	Gen Digital, Inc.	3,518,386
6,466	InterDigital, Inc.	2,058,645
67,800	Match Group, Inc.	2,189,262
20,100	Nexstar Media Group, Inc.	4,081,305
54,440	Roku, Inc.*	5,906,196
60,300	Sirius XM Holdings, Inc.	1,205,699
92,100	TEGNA, Inc.	1,787,661
184,616	TripAdvisor, Inc.*(a)	2,688,009
104,060	Uniti Group, Inc.(a)	729,461
120,800	Upwork, Inc.*	2,394,256
88,979	Yelp, Inc.*	2,704,072
39,000	Ziff Davis, Inc.*(a)	1,370,850
		60,311,018
	Consumer, Cyclical — 14.2%
43,500	Allison Transmission Holdings, Inc.	4,258,650
32,200	Autoliv, Inc.	3,822,140
7,900	AutoNation, Inc.*	1,631,192
210,193	BJ's Wholesale Club Holdings, Inc.*	18,923,676
89,400	Bloomin' Brands, Inc.	551,598
76,000	BorgWarner, Inc.	3,424,560
28,410	Burlington Stores, Inc.*	8,206,228
15,900	Carter's, Inc.	515,637
5,720	Casey's General Stores, Inc.	3,161,501
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
15,711	Cavco Industries, Inc.*	9,281,116
52,795	Churchill Downs, Inc.	6,007,015
25,900	Crocs, Inc.*	2,214,968
7,200	Dick's Sporting Goods, Inc.	1,425,384
52,266	Dorman Products, Inc.*	6,438,649
52,690	Dutch Bros, Inc. Class A*	3,225,682
106,600	Gap, Inc.	2,728,960
73,400	Garrett Motion, Inc.	1,279,362
92,404	Gentherm, Inc.*	3,360,733
102,000	Goodyear Tire & Rubber Co.*	893,520
21,102	Group 1 Automotive, Inc.	8,299,417
79,000	Harley-Davidson, Inc.	1,618,710
41,100	Haverty Furniture Cos., Inc.	960,096
14,500	Jack in the Box, Inc.(a)	274,775
61,300	La-Z-Boy, Inc.	2,284,651
233,270	Levi Strauss & Co. Class A	4,838,020
50,849	LGI Homes, Inc.*	2,184,473
102,822	Life Time Group Holdings, Inc.*	2,733,009
25,737	Lithia Motors, Inc.	8,553,177
105,459	LKQ Corp.	3,184,862
94,700	Macy's, Inc.	2,088,135
138,500	Mattel, Inc.*	2,747,840
39,300	MGM Resorts International*	1,434,057
158,700	MillerKnoll, Inc.	2,901,036
21,583	Murphy USA, Inc.	8,709,172
30,777	National Vision Holdings, Inc.*	794,662
21,963	Ollie's Bargain Outlet Holdings, Inc.*	2,407,364
29,300	Phinia, Inc.	1,836,817
24,186	Planet Fitness, Inc. Class A*	2,623,455
12,786	Pool Corp.	2,924,798
28,432	PriceSmart, Inc.(a)	3,487,753
38,100	PulteGroup, Inc.	4,467,606
74,909	Pursuit Attractions & Hospitality, Inc.*	2,522,935
31,600	PVH Corp.	2,117,832
57,813	Red Rock Resorts, Inc. Class A	3,581,515
81,900	Sally Beauty Holdings, Inc.*	1,167,894
36,400	ScanSource, Inc.*	1,421,784
40,670	SharkNinja, Inc.*	4,550,973
15,300	Signet Jewelers Ltd.(a)	1,268,064
52,507	SiteOne Landscape Supply, Inc.*	6,540,272
85,010	Tapestry, Inc.	10,861,728
58,616	Texas Roadhouse, Inc.	9,730,256
39,100	Toll Brothers, Inc.	5,287,102
44,000	Travel & Leisure Co.	3,103,320
198,522	Tri Pointe Homes, Inc.*	6,247,487
43,443	UniFirst Corp.	8,380,155
33,800	United Airlines Holdings, Inc.*	3,779,516
117,229	United Parks & Resorts, Inc.*(a)	4,255,413
30,825	Vail Resorts, Inc.(a)	4,093,560
2See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
13,756	VSE Corp.	2,376,624
16,425	WESCO International, Inc.	4,018,212
29,060	Wynn Resorts Ltd.	3,496,790
		241,505,888
	Consumer, Non-cyclical — 22.4%
26,190	Abivax SA, ADR*	3,531,852
59,400	ABM Industries, Inc.	2,512,620
157,500	ACCO Brands Corp.	587,475
103,990	Adaptive Biotechnologies Corp.*	1,688,798
156,350	ADMA Biologics, Inc.*	2,851,824
338,400	ADT, Inc.	2,730,888
42,480	Affirm Holdings, Inc.*	3,161,786
256,500	Albertsons Cos., Inc. Class A	4,404,105
442,810	Alight, Inc. Class A	863,480
63,589	Alkermes PLC*	1,779,220
335,919	API Group Corp.*	12,852,261
70,455	Ascendis Pharma AS, ADR*	15,023,824
81,556	Azenta, Inc.*(a)	2,712,553
65,000	Baxter International, Inc.	1,242,150
128,182	BellRing Brands, Inc.*	3,426,305
31,940	Bicycle Therapeutics PLC, ADR*	226,135
71,935	BioMarin Pharmaceutical, Inc.*	4,275,097
17,160	Bio-Rad Laboratories, Inc. Class A*	5,199,308
49,220	Bio-Techne Corp.	2,894,628
49,350	Bright Horizons Family Solutions, Inc.*	5,004,090
48,372	BrightSpring Health Services, Inc.*	1,811,531
14,800	Brink's Co.	1,727,604
77,030	Celsius Holdings, Inc.*	3,523,352
6,688	Charles River Laboratories International, Inc.*	1,334,122
16,741	Colliers International Group, Inc.(a)	2,461,094
52,900	Conagra Brands, Inc.	915,699
79,173	Cooper Cos., Inc.*	6,489,019
442,655	CoreCivic, Inc.*	8,459,137
60,421	Crinetics Pharmaceuticals, Inc.*(a)	2,812,598
13,600	DaVita, Inc.*	1,545,096
60,000	Deluxe Corp.	1,339,800
171,411	Dole PLC	2,569,451
171,517	Embecta Corp.	2,037,622
65,981	Enovis Corp.*(a)	1,757,734
45,183	EVERTEC, Inc.	1,314,373
126,500	Exelixis, Inc.*	5,544,495
79,500	Fresh Del Monte Produce, Inc.	2,832,585
16,750	GeneDx Holdings Corp.*	2,178,505
16,694	Glaukos Corp.*	1,884,920
80,099	Globus Medical, Inc. Class A*	6,993,444
30,726	Grand Canyon Education, Inc.*	5,110,041
44,200	H&R Block, Inc.	1,926,236
54,378	Haemonetics Corp.*	4,358,397
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
96,408	Halozyme Therapeutics, Inc.*	6,488,258
41,400	Harmony Biosciences Holdings, Inc.*	1,549,188
74,314	HealthEquity, Inc.*	6,807,906
65,700	Herbalife Ltd.*	846,873
36,011	ICON PLC*	6,561,924
32,399	ICU Medical, Inc.*	4,622,365
56,200	Incyte Corp.*	5,550,874
43,100	Ingles Markets, Inc. Class A	2,954,505
35,900	Ingredion, Inc.	3,958,334
79,846	Insmed, Inc.*	13,896,398
37,368	Insperity, Inc.	1,446,889
52,742	Integer Holdings Corp.*	4,136,555
54,179	Ionis Pharmaceuticals, Inc.*	4,286,101
12,606	iRhythm Technologies, Inc.*	2,236,809
95,057	Jazz Pharmaceuticals PLC*	16,159,690
94,071	Laureate Education, Inc.*	3,167,371
53,704	Legence Corp. Class A*	2,311,420
81,626	Legend Biotech Corp., ADR*	1,774,549
188,421	LifeStance Health Group, Inc.*	1,326,484
33,000	ManpowerGroup, Inc.	981,090
24,647	Marzetti Co.	4,052,460
28,090	Masimo Corp.*	3,653,385
10,391	Medpace Holdings, Inc.*	5,836,105
85,900	Molson Coors Beverage Co. Class B	4,009,812
52,150	Natera, Inc.*	11,947,044
70,427	Neurocrine Biosciences, Inc.*	9,988,661
214,699	Nomad Foods Ltd.	2,685,885
63,343	Option Care Health, Inc.*	2,018,108
258,400	Organon & Co.	1,852,728
37,219	Paylocity Holding Corp.*	5,675,898
10,026	Penumbra, Inc.*	3,117,184
78,472	Perdoceo Education Corp.	2,301,584
89,382	Performance Food Group Co.*	8,037,229
116,718	Privia Health Group, Inc.*	2,767,384
52,100	PROG Holdings, Inc.	1,536,429
156,864	Rentokil Initial PLC, ADR(a)	4,621,213
15,963	Repligen Corp.*	2,615,697
65,860	Revolution Medicines, Inc.*	5,245,749
32,278	Rhythm Pharmaceuticals, Inc.*	3,455,037
143,767	Smith & Nephew PLC, ADR(a)	4,716,995
86,035	Stevanato Group SpA(a)	1,731,024
188,605	Tandem Diabetes Care, Inc.*	4,145,538
14,000	Tenet Healthcare Corp.*	2,782,080
63,190	Toast, Inc. Class A*	2,243,877
46,442	TransUnion	3,982,402
26,129	Travere Therapeutics, Inc.*	998,389
7,100	United Therapeutics Corp.*	3,459,475
14,100	Universal Health Services, Inc. Class B	3,074,082
66,683	Universal Technical Institute, Inc.*	1,742,427
4See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
61,200	Upbound Group, Inc.	1,074,672
124,700	Varex Imaging Corp.*	1,452,755
85,150	Vaxcyte, Inc.*	3,928,821
115,614	Vericel Corp.*	4,163,260
141,006	Verra Mobility Corp.*	3,159,944
168,200	Viatris, Inc.	2,094,090
40,752	WEX, Inc.*	6,071,233
122,951	WillScot Holdings Corp.(a)	2,315,167
31,180	Xenon Pharmaceuticals, Inc.*	1,397,488
		378,910,148
	Energy — 3.2%
109,416	Antero Resources Corp.*	3,770,475
127,000	APA Corp.(a)	3,106,420
23,000	Chord Energy Corp.	2,132,100
26,800	CNX Resources Corp.*(a)	985,436
97,244	Delek U.S. Holdings, Inc.	2,884,257
78,745	Flowco Holdings, Inc. Class A	1,475,681
63,200	Helmerich & Payne, Inc.	1,812,576
112,834	HF Sinclair Corp.	5,199,391
280,633	Magnolia Oil & Gas Corp. Class A	6,143,056
168,390	Matador Resources Co.	7,146,472
60,100	Murphy Oil Corp.(a)	1,878,125
133,880	Ovintiv, Inc.	5,246,757
26,691	Par Pacific Holdings, Inc.*	937,922
524,538	Permian Resources Corp.	7,359,268
41,600	SM Energy Co.	777,920
134,852	SunCoke Energy, Inc.	970,935
57,930	TechnipFMC PLC	2,581,361
		54,408,152
	Financial — 18.1%
61,072	Agree Realty Corp., REIT	4,399,016
40,400	Ally Financial, Inc.	1,829,716
81,800	American Assets Trust, Inc., REIT	1,548,474
44,750	Annaly Capital Management, Inc., REIT	1,000,610
107,000	Apple Hospitality REIT, Inc., REIT	1,267,950
60,900	ARES Capital Corp.	1,232,007
84,400	Associated Banc-Corp.	2,174,144
26,916	Assurant, Inc.	6,482,719
85,268	Assured Guaranty Ltd.	7,663,035
157,893	Atlantic Union Bankshares Corp.	5,573,623
66,068	Axis Capital Holdings Ltd.	7,075,222
33,435	Axos Financial, Inc.*	2,880,760
109,100	Banc of California, Inc.	2,104,539
28,507	Bancorp, Inc.*	1,924,793
51,800	Bank of NT Butterfield & Son Ltd.	2,580,676
61,000	Blue Owl Capital Corp.	758,230
219,813	Blue Owl Capital, Inc.(a)	3,284,006
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
177,700	Brandywine Realty Trust, REIT	518,884
65,100	Brixmor Property Group, Inc., REIT	1,706,922
102,700	Broadstone Net Lease, Inc., REIT	1,783,899
19,000	Burke & Herbert Financial Services Corp.	1,183,890
6,897	C&F Financial Corp.	500,653
168,193	Cannae Holdings, Inc.	2,645,676
31,000	Cathay General Bancorp	1,500,090
59,900	Chimera Investment Corp., REIT	744,557
67,300	Citizens Financial Group, Inc.	3,930,993
61,750	CNA Financial Corp.	2,947,945
129,300	CNO Financial Group, Inc.	5,491,371
24,453	Community Trust Bancorp, Inc.	1,381,594
69,200	Core Scientific, Inc.*	1,007,552
39,800	Corebridge Financial, Inc.	1,200,766
40,304	Cullen/Frost Bankers, Inc.	5,103,696
23,317	EastGroup Properties, Inc., REIT	4,153,690
19,305	Enova International, Inc.*	3,034,746
59,300	EPR Properties, REIT	2,959,070
29,500	Equitable Holdings, Inc.	1,405,675
24,300	Essent Group Ltd.	1,579,743
65,600	Federated Hermes, Inc.	3,415,792
76,057	Fidelis Insurance Holdings Ltd.	1,488,435
53,350	Fifth Third Bancorp	2,497,313
90,100	First BanCorp	1,867,773
62,100	First Busey Corp.	1,477,359
63,800	First Commonwealth Financial Corp.	1,075,668
207,300	First Horizon Corp.	4,954,470
96,000	FNB Corp.	1,641,600
803,700	Genworth Financial, Inc.*	7,257,411
94,416	Glacier Bancorp, Inc.	4,159,025
42,000	Globe Life, Inc.	5,874,120
26,426	Hamilton Lane, Inc. Class A	3,549,276
28,700	Hancock Whitney Corp.	1,827,616
106,812	Hanmi Financial Corp.	2,887,128
172,396	Healthpeak Properties, Inc., REIT	2,772,128
75,500	Highwoods Properties, Inc., REIT	1,949,410
83,300	Hope Bancorp, Inc.	912,968
197,400	Host Hotels & Resorts, Inc., REIT	3,499,902
26,808	Howard Hughes Holdings, Inc.*	2,138,474
63,380	Independent Bank Corp.	2,061,751
64,000	Industrial Logistics Properties Trust, REIT	354,560
72,400	International Money Express, Inc.*	1,112,064
13,000	Jackson Financial, Inc. Class A	1,386,450
38,191	Jefferies Financial Group, Inc.	2,366,696
179,254	KeyCorp	3,699,803
44,400	Kilroy Realty Corp., REIT(a)	1,659,228
13,294	Kinsale Capital Group, Inc.	5,199,549
56,600	Kite Realty Group Trust, REIT	1,356,702
36,800	Lincoln National Corp.	1,638,704
6See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
16,863	LPL Financial Holdings, Inc.	6,022,958
86,599	McGrath RentCorp	9,086,833
135,300	MGIC Investment Corp.	3,953,466
139,500	Navient Corp.	1,813,500
199,800	New Mountain Finance Corp.	1,840,158
81,808	OceanFirst Financial Corp.	1,468,454
54,000	OFG Bancorp	2,212,920
60,400	Old Republic International Corp.	2,756,656
16,400	OneMain Holdings, Inc.	1,107,820
89,300	Outfront Media, Inc., REIT	2,152,130
240,380	P10, Inc. Class A(a)	2,358,128
195,700	Piedmont Realty Trust, Inc., REIT	1,632,138
36,381	Pinnacle Financial Partners, Inc.	3,471,111
29,869	Piper Sandler Cos.	10,146,798
25,500	Popular, Inc.	3,175,260
92,700	Radian Group, Inc.	3,336,273
72,100	Regions Financial Corp.	1,953,910
14,241	Reinsurance Group of America, Inc.	2,897,474
40,400	Ryan Specialty Holdings, Inc.	2,085,852
78,700	Sabra Health Care REIT, Inc., REIT	1,490,578
104,400	Service Properties Trust, REIT	192,096
41,688	StepStone Group, Inc. Class A	2,675,119
65,987	Stifel Financial Corp.	8,262,892
13,881	StoneX Group, Inc.*	1,320,500
35,613	Sun Communities, Inc., REIT	4,412,807
56,200	Synchrony Financial	4,688,766
44,093	UMB Financial Corp.	5,072,459
20,100	Universal Insurance Holdings, Inc.	679,380
72,000	Unum Group	5,580,000
127,700	Valley National Bancorp(a)	1,491,536
48,700	Victory Capital Holdings, Inc. Class A(a)	3,072,483
95,659	Voya Financial, Inc.	7,125,639
129,900	Western Union Co.(a)	1,209,369
5,617	White Mountains Insurance Group Ltd.	11,672,294
43,012	Wintrust Financial Corp.	6,013,938
54,300	Zions Bancorp NA	3,178,722
		306,252,724
	Government — 0.2%
58,816	Banco Latinoamericano de Comercio Exterior SA	2,623,193
	Industrial — 22.4%
57,710	Advanced Energy Industries, Inc.	12,082,743
11,633	AeroVironment, Inc.*(a)	2,813,906
27,100	AGCO Corp.	2,827,072
22,832	Allegion PLC	3,635,311
42,100	Apogee Enterprises, Inc.	1,532,861
15,822	Applied Industrial Technologies, Inc.	4,062,615
51,814	AptarGroup, Inc.	6,319,235
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
11,500	ArcBest Corp.	853,185
14,286	Armstrong World Industries, Inc.	2,730,055
28,800	Arrow Electronics, Inc.*	3,173,184
32,424	ATI, Inc.*	3,720,978
24,600	Atkore, Inc.	1,555,950
6,110	Axon Enterprise, Inc.*	3,470,052
25,850	Bloom Energy Corp. Class A*	2,246,107
21,600	Boise Cascade Co.	1,589,760
23,690	Builders FirstSource, Inc.*	2,437,464
20,891	BWX Technologies, Inc.	3,610,800
51,202	Casella Waste Systems, Inc. Class A*	5,014,724
27,730	CH Robinson Worldwide, Inc.	4,457,875
12,234	Clean Harbors, Inc.*	2,868,628
556,195	CNH Industrial NV	5,128,118
132,559	Cognex Corp.	4,769,473
10,510	Coherent Corp.*	1,939,831
26,025	Comfort Systems USA, Inc.	24,288,872
19,000	Covenant Logistics Group, Inc.	418,760
12,311	Crane Co.	2,270,518
27,713	Eagle Materials, Inc.	5,727,723
91,200	Energizer Holdings, Inc.(a)	1,813,968
33,600	EnerSys	4,930,800
63,512	Entegris, Inc.	5,350,886
17,937	Esab Corp.	2,003,922
79,649	Federal Signal Corp.	8,649,085
103,300	Flex Ltd.*	6,241,386
37,756	Flowserve Corp.	2,619,511
47,110	FTAI Aviation Ltd.	9,273,603
416,363	Gates Industrial Corp. PLC*	8,939,314
14,844	Generac Holdings, Inc.*	2,024,276
28,200	Greenbrier Cos., Inc.	1,318,068
31,100	Griffon Corp.	2,290,515
119,010	GXO Logistics, Inc.*	6,264,686
19,530	HEICO Corp. Class A	4,929,958
29,160	Hexcel Corp.	2,154,924
85,252	Hub Group, Inc. Class A	3,632,588
17,425	Huntington Ingalls Industries, Inc.	5,925,720
19,970	IDEX Corp.	3,553,462
70,660	ITT, Inc.	12,260,217
62,923	Jabil, Inc.	14,347,702
210,403	Janus International Group, Inc.*	1,376,036
36,605	Karman Holdings, Inc.*(a)	2,678,388
19,274	Knife River Corp.*	1,355,926
22,120	Kratos Defense & Security Solutions, Inc.*	1,679,129
48,232	Leonardo DRS, Inc.	1,644,229
38,869	Lincoln Electric Holdings, Inc.	9,314,567
24,932	Loar Holdings, Inc.*	1,695,376
90,760	Mirion Technologies, Inc.*(a)	2,125,599
14,700	Mohawk Industries, Inc.*	1,606,710
8See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
26,670	Moog, Inc. Class A	6,495,478
19,200	Mueller Industries, Inc.	2,204,160
32,099	Nordson Corp.	7,717,563
33,311	Novanta, Inc.*	3,963,676
64,000	O-I Glass, Inc.*	944,640
42,100	Oshkosh Corp.	5,289,023
62,959	Owens Corning	7,045,742
14,190	Packaging Corp. of America	2,926,404
21,898	Powell Industries, Inc.(a)	6,980,644
10,270	Primoris Services Corp.	1,274,918
28,256	RBC Bearings, Inc.*	12,670,838
21,140	Regal Rexnord Corp.	2,966,365
88,330	Rocket Lab Corp.*	6,161,901
32,200	Ryder System, Inc.	6,162,758
10,000	Sanmina Corp.*	1,500,700
125,756	Schneider National, Inc. Class B	3,336,307
41,700	Scorpio Tankers, Inc.	2,119,611
22,841	Simpson Manufacturing Co., Inc.	3,688,136
57,900	Sonoco Products Co.	2,526,756
22,408	SPX Technologies, Inc.*	4,482,944
11,509	Sterling Infrastructure, Inc.*	3,524,401
44,427	TD SYNNEX Corp.	6,674,268
49,600	Terex Corp.	2,647,648
74,600	Textron, Inc.	6,502,882
2,984	TopBuild Corp.*	1,244,895
37,523	Trimble, Inc.*	2,939,927
41,762	UFP Industries, Inc.	3,802,430
205,033	Vontier Corp.	7,623,127
75,700	World Kinect Corp.	1,773,651
38,600	Worthington Enterprises, Inc.	1,990,602
28,510	XPO, Inc.*	3,874,794
		380,603,540
	Technology — 8.7%
36,500	ACM Research, Inc. Class A*	1,439,925
78,511	Alignment Healthcare, Inc.*	1,550,592
73,150	Alkami Technology, Inc.*(a)	1,687,570
90,527	Allegro MicroSystems, Inc.*	2,388,102
44,000	Amdocs Ltd.	3,542,440
33,500	Amkor Technology, Inc.(a)	1,322,580
6,979	Appfolio, Inc. Class A*	1,623,664
9,680	Astera Labs, Inc.*	1,610,365
9,230	CACI International, Inc. Class A*	4,917,836
44,700	Cirrus Logic, Inc.*	5,296,950
23,570	Commvault Systems, Inc.*	2,954,735
29,500	CSG Systems International, Inc.	2,262,355
4,243	CyberArk Software Ltd.*	1,892,633
33,110	Descartes Systems Group, Inc.*	2,902,423
145,200	Dropbox, Inc. Class A*	4,036,560
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
75,580	Dynatrace, Inc.*	3,275,637
42,015	ExlService Holdings, Inc.*	1,783,117
57,100	Genpact Ltd.	2,671,138
15,419	Guidewire Software, Inc.*	3,099,373
41,626	Hinge Health, Inc. Class A*	1,933,528
6,589	HubSpot, Inc.*	2,644,166
30,130	IonQ, Inc.*(a)	1,351,933
81,115	MACOM Technology Solutions Holdings, Inc.*	13,893,377
16,733	Manhattan Associates, Inc.*	2,899,996
34,400	Maximus, Inc.	2,969,408
43,684	MKS, Inc.	6,980,703
53,486	nCino, Inc.*	1,371,381
21,700	NCR Atleos Corp.*	826,987
152,633	NCR Voyix Corp.*	1,556,857
83,060	NetScout Systems, Inc.*	2,247,604
8,331	Nova Ltd.*	2,735,817
18,252	Paycom Software, Inc.	2,908,639
72,800	Photronics, Inc.*	2,329,600
171,700	Pitney Bowes, Inc.	1,814,869
208,500	Playtika Holding Corp.	823,575
26,160	Power Integrations, Inc.(a)	929,726
85,486	Procore Technologies, Inc.*	6,218,252
47,301	Pure Storage, Inc. Class A*	3,169,640
37,800	Qorvo, Inc.*	3,194,478
27,295	Rambus, Inc.*	2,508,138
61,700	RingCentral, Inc. Class A*	1,781,896
283,366	SailPoint, Inc.*	5,732,494
90,610	Samsara, Inc. Class A*	3,212,124
48,886	Science Applications International Corp.	4,920,865
42,986	Semtech Corp.*	3,167,638
26,686	ServiceTitan, Inc. Class A*	2,842,059
40,714	Silicon Laboratories, Inc.*	5,321,320
41,900	Skyworks Solutions, Inc.	2,656,879
3,093	Tyler Technologies, Inc.*	1,404,067
17,611	Workiva, Inc.*	1,518,949
107,700	Xerox Holdings Corp.(a)	255,249
		148,380,209
	Utilities — 2.0%
50,040	IDACORP, Inc.	6,333,062
236,947	MDU Resources Group, Inc.	4,625,206
24,700	National Fuel Gas Co.	1,977,482
62,959	Northwestern Energy Group, Inc.	4,063,374
90,684	Portland General Electric Co.	4,351,925
45,828	Southwest Gas Holdings, Inc.	3,667,157
9,266	Talen Energy Corp.*	3,473,267
37,040	TXNM Energy, Inc.	2,180,915
10See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Utilities — continued
73,700	UGI Corp.	2,758,591
		33,430,979
	TOTAL COMMON STOCKS (COST $1,396,634,949)	1,642,299,929

Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.3%
	Mutual Fund - Securities Lending Collateral — 0.3%
5,478,924	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(d)(e)	5,478,924
	TOTAL SHORT-TERM INVESTMENT (COST $5,478,924)	5,478,924
	TOTAL INVESTMENTS — 97.2% (Cost $1,402,113,873)	1,647,778,853
	Other Assets and Liabilities (net) — 2.8%	47,248,597
	NET ASSETS — 100.0%	$1,695,027,450

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(c)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2025 was $0.

(d)	The rate disclosed is the 7-day net yield as of December 31, 2025.
(e)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
102	Russell 2000 E-mini Index	Mar 2026	$12,739,800	$(426,341)
44	S&P Mid 400 E-mini Index	Mar 2026	14,630,880	(342,292)
				$(768,633)

Abbreviations
ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.9
Futures Contracts	0.0*
Short-Term Investment	0.3
Other Assets and Liabilities (net)	2.8
100.0%

*	Amount rounds to zero.
12See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.9%
	Australia — 0.1%
19,628	Anglogold Ashanti PLC	1,684,977
	Brazil — 5.2%
1,605,300	Ambev SA	4,041,372
287,800	Axia Energia	2,646,821
2,614,100	B3 SA - Brasil Bolsa Balcao	6,804,371
124,700	Banco Bradesco SA	352,497
456,100	Banco do Brasil SA	1,794,511
114,400	BB Seguridade Participacoes SA	753,862
31,900	CPFL Energia SA	309,730
642,248	Dexco SA	582,030
585,100	EcoRodovias Infraestrutura e Logistica SA	1,125,928
371,787	Itau Unibanco Holding SA, ADR	2,661,993
111,620	Lojas Renner SA	273,140
38,300	MBRF Global Foods Co. SA	142,046
4,234	MercadoLibre, Inc.*	8,528,377
39,500	Motiva Infraestrutura de Mobilidade SA	108,097
1,836,500	Natura Cosmeticos SA*	2,498,036
215,700	Neoenergia SA	1,273,270
141,148	NU Holdings Ltd. Class A *	2,362,818
102,267	Pagseguro Digital Ltd. Class A	985,854
342,061	Petroleo Brasileiro SA - Petrobras, ADR	4,053,423
299,154	Petroleo Brasileiro SA - Petrobras, Preferred ADR(a)	3,371,466
88,100	Porto Seguro SA	777,108
63,400	PRIO SA*	477,129
690,846	Raia Drogasil SA	2,963,068
144,800	Rede D'Or Sao Luiz SA 144A	1,072,247
877,500	Sendas Distribuidora SA	1,171,601
45,925	StoneCo Ltd. Class A *	679,231
136,276	Telefonica Brasil SA, ADR	1,616,233
30,044	TIM SA, ADR	584,356
204,200	TOTVS SA	1,555,805
204,400	Vale SA	2,672,529
402,031	Vale SA, ADR	5,238,464
336,800	WEG SA	3,016,646
		66,494,059
	Canada — 0.3%
17,080	Franco-Nevada Corp.	3,540,342
	Chile — 0.7%
14,094	Banco de Credito e Inversiones SA	910,363
1,567,090	Enel Americas SA	148,749
5,839,961	Enel Chile SA	477,952
287,720	Falabella SA	1,999,489
12,979	Latam Airlines Group SA, ADR(a)	700,996
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Chile — continued
65,202	Sociedad Quimica y Minera de Chile SA, ADR*	4,485,898
		8,723,447
	China — 25.4%
362,000	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,218,849
20,860	ACM Research Shanghai, Inc. Class A	523,006
4,833	Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	188,613
399,600	Agricultural Bank of China Ltd. Class A	439,138
4,291,800	Agricultural Bank of China Ltd. Class H	3,182,990
95,000	Airtac International Group	2,811,836
1,470,291	Alibaba Group Holding Ltd.	26,905,615
130,000	Aluminum Corp. of China Ltd. Class H	202,354
54,933	Amlogic Shanghai Co. Ltd. Class A *	684,649
33,624	Autohome, Inc., ADR	748,470
635,000	AviChina Industry & Technology Co. Ltd. Class H (a)	323,101
288,250	Baidu, Inc. Class A *	4,724,384
119,400	Bank of Beijing Co. Ltd. Class A	93,629
167,900	Bank of China Ltd. Class A	137,601
6,219,000	Bank of China Ltd. Class H	3,554,903
187,600	Bank of Communications Co. Ltd. Class A	194,625
684,000	Bank of Communications Co. Ltd. Class H	566,185
1,002,600	Bank of Jiangsu Co. Ltd. Class A	1,492,865
240,500	Bank of Ningbo Co. Ltd. Class A	966,672
1,164,137	Bank of Shanghai Co. Ltd. Class A	1,682,478
40,500	Beijing Enterprises Holdings Ltd.	165,386
1,306,400	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,535,327
863,800	Beijing Yanjing Brewery Co. Ltd. Class A	1,387,177
76,960	Bilibili, Inc. Class Z *(a)	1,898,602
189,100	BYD Co. Ltd. Class A	2,640,166
108,200	BYD Co. Ltd. Class H	1,317,413
1,959	Cambricon Technologies Corp. Ltd. Class A *	380,109
720,000	China CITIC Bank Corp. Ltd. Class H	641,225
384,000	China Communications Services Corp. Ltd. Class H	220,620
89,500	China Conch Venture Holdings Ltd.	108,088
94,700	China Construction Bank Corp. Class A	125,753
8,914,600	China Construction Bank Corp. Class H	8,784,754
222,500	China Everbright Bank Co. Ltd. Class A	111,087
1,283,000	China Everbright Bank Co. Ltd. Class H (a)	599,482
1,355,000	China Feihe Ltd.(a) 144A	705,567
264,000	China Galaxy Securities Co. Ltd. Class H	338,545
353,000	China Hongqiao Group Ltd.	1,466,731
157,000	China Jushi Co. Ltd. Class A	383,371
869,000	China Lesso Group Holdings Ltd.	516,019
945,000	China Life Insurance Co. Ltd. Class H	3,302,481
625,200	China Merchants Bank Co. Ltd. Class A	3,766,813
296,000	China Merchants Bank Co. Ltd. Class H	2,001,557
196,000	China Merchants Port Holdings Co. Ltd.	380,619
36,400	China Merchants Securities Co. Ltd. Class A	86,544
163,200	China Minsheng Banking Corp. Ltd. Class A	89,423
14See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	China — continued
531,000	China Minsheng Banking Corp. Ltd. Class H	267,840
228,000	China National Building Material Co. Ltd. Class H	149,467
286,000	China Oilfield Services Ltd. Class H	256,482
2,791,000	China Overseas Land & Investment Ltd.	4,381,827
32,500	China Pacific Insurance Group Co. Ltd. Class A	194,597
129,600	China Pacific Insurance Group Co. Ltd. Class H	583,630
137,700	China Petroleum & Chemical Corp. Class A	121,664
3,077,000	China Reinsurance Group Corp. Class H	664,143
28,500	China Resources Land Ltd.	99,258
459,500	China Resources Pharmaceutical Group Ltd.(a) 144A	262,706
28,000	China Shenhua Energy Co. Ltd. Class A	162,243
9,200	China Tourism Group Duty Free Corp. Ltd. Class A	124,268
125,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	98,679
412,600	Chow Tai Fook Jewellery Group Ltd.(a)	655,884
1,289,000	CITIC Ltd.	1,991,803
61,700	CITIC Securities Co. Ltd. Class A	253,089
77,900	CMOC Group Ltd. Class A	222,088
939,000	CMOC Group Ltd. Class H	2,310,653
89,979	Contemporary Amperex Technology Co. Ltd. Class A	4,710,602
61,800	COSCO SHIPPING Holdings Co. Ltd. Class A	134,228
700,500	COSCO SHIPPING Holdings Co. Ltd. Class H (a)	1,237,473
115,300	CRRC Corp. Ltd. Class A	112,378
869,000	CRRC Corp. Ltd. Class H	666,700
120,000	CSPC Pharmaceutical Group Ltd.	129,517
453,354	DiDi Global, Inc., ADR*	2,393,709
11,800	Ecovacs Robotics Co. Ltd. Class A	135,910
396,000	Fosun International Ltd.	222,286
33,800	Ganfeng Lithium Group Co. Ltd. Class H (a) 144A	225,594
8,300	G-bits Network Technology Xiamen Co. Ltd. Class A	502,082
1,152,000	Geely Automobile Holdings Ltd.	2,643,905
64,800	GF Securities Co. Ltd. Class H	146,609
122,500	Great Wall Motor Co. Ltd. Class H	240,074
203,900	Gree Electric Appliances, Inc. of Zhuhai Class A	1,172,735
300,000	Guangdong Investment Ltd.	261,408
68,600	Guosen Securities Co. Ltd. Class A	128,562
35,500	Guotai Haitong Securities Co. Ltd.	104,233
42,900	H World Group Ltd.	202,632
30,000	Haier Smart Home Co. Ltd. Class A	111,907
1,412,800	Haier Smart Home Co. Ltd. Class H	4,390,073
436,471	Hangzhou Robam Appliances Co. Ltd. Class A	1,208,608
418,000	Hansoh Pharmaceutical Group Co. Ltd.(a) 144A	1,933,728
362,491	Hongfa Technology Co. Ltd. Class A	1,571,160
291,000	Horizon Robotics*(a)	320,877
34,500	Huatai Securities Co. Ltd. Class A	116,172
432,000	Huatai Securities Co. Ltd. Class H 144A	1,044,548
1,121,890	Huaxia Bank Co. Ltd. Class A	1,102,851
469,600	Huayu Automotive Systems Co. Ltd. Class A	1,344,174
4,254	Hygon Information Technology Co. Ltd. Class A	136,643
301,200	Industrial & Commercial Bank of China Ltd. Class A	341,780
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	China — continued
6,662,000	Industrial & Commercial Bank of China Ltd. Class H	5,397,492
97,700	Industrial Bank Co. Ltd. Class A	294,523
242,000	Innovent Biologics, Inc.* 144A	2,358,044
253,050	JD Health International, Inc.* 144A	1,797,535
686,900	JD Logistics, Inc.* 144A	1,003,826
386,050	JD.com, Inc. Class A	5,537,518
30,200	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	256,826
246,000	Jiangxi Copper Co. Ltd. Class H	1,348,858
94,598	Kanzhun Ltd., ADR	1,927,907
115,000	Kingsoft Corp. Ltd.(a)	420,197
604,900	Kuaishou Technology 144A	4,929,721
85,300	Legend Holdings Corp. Class H * 144A	96,913
1,208,000	Lenovo Group Ltd.	1,432,238
103,300	Li Auto, Inc. Class A *	869,758
1,454,000	Lonking Holdings Ltd.	551,844
83,176	Luckin Coffee, Inc., ADR*	2,786,396
148,000	Meitu, Inc. 144A	132,511
451,250	Meituan Class B *(a) 144A	5,953,936
767,705	Midea Group Co. Ltd. Class A	8,582,665
32,200	Midea Group Co. Ltd. Class H	350,732
832,000	MMG Ltd.*	933,936
65,501	Montage Technology Co. Ltd. Class A	1,095,926
21,000	NetEase Cloud Music, Inc.*(a) 144A	500,139
187,000	NetEase, Inc.	5,145,539
300,200	New China Life Insurance Co. Ltd. Class H	2,085,564
33,200	Nongfu Spring Co. Ltd. Class H 144A	199,320
71,085	PDD Holdings, Inc., ADR*	8,060,328
2,228,000	People's Insurance Co. Group of China Ltd. Class H	1,925,504
91,700	PetroChina Co. Ltd. Class A	136,411
470,000	PICC Property & Casualty Co. Ltd. Class H	985,304
51,732	Ping An Insurance Group Co. of China Ltd. Class A	505,792
1,433,500	Ping An Insurance Group Co. of China Ltd. Class H (a)	12,057,133
69,400	Pop Mart International Group Ltd.(a) 144A	1,665,141
138,300	Postal Savings Bank of China Co. Ltd. Class A	107,810
9,806	Qfin Holdings, Inc., ADR	188,962
39,800	Sany Heavy Industry Co. Ltd. Class A	120,186
634,000	Shanghai Construction Group Co. Ltd. Class A	239,999
438,300	Shanghai Rural Commercial Bank Co. Ltd. Class A	582,663
246,600	Shanghai Tunnel Engineering Co. Ltd. Class A	228,756
60,200	Shanjin International Gold Co. Ltd. Class A	207,872
98,400	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,681,784
43,400	Shenzhou International Group Holdings Ltd.	339,125
209,300	Sichuan Road & Bridge Group Co. Ltd. Class A	297,945
204,000	Silergy Corp.	1,233,962
2,475,000	Sino Biopharmaceutical Ltd.	1,960,461
212,000	Sinoma International Engineering Co. Class A	314,724
272,000	Sinotruk Hong Kong Ltd.	962,569
101,000	SooChow Securities Co. Ltd. Class A	130,951
16,600	Sungrow Power Supply Co. Ltd. Class A	404,386
16See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	China — continued
67,600	Sunny Optical Technology Group Co. Ltd.	565,085
10,652	TAL Education Group, ADR*	116,213
761,400	Tencent Holdings Ltd.	58,337,981
47,271	Tencent Music Entertainment Group, ADR	828,661
682,400	Tian Di Science & Technology Co. Ltd. Class A	568,682
566,000	Tongcheng Travel Holdings Ltd.(c)	1,631,790
340,000	TravelSky Technology Ltd. Class H	449,052
60,750	Trip.com Group Ltd.	4,357,374
16,500	UBTech Robotics Corp. Ltd. Class H *(a)	265,353
1,219,000	Uni-President China Holdings Ltd.	1,273,267
101,365	Vipshop Holdings Ltd., ADR	1,793,147
1,713,000	Weichai Power Co. Ltd. Class H	4,122,353
175,600	Western Mining Co. Ltd. Class A	691,982
1,604,400	Wilmar International Ltd.	3,833,733
11,600	WuXi AppTec Co. Ltd. Class A	149,841
77,800	WuXi AppTec Co. Ltd. Class H 144A	980,327
348,500	Wuxi Biologics Cayman, Inc.* 144A	1,403,351
50,200	XD, Inc.(c)	416,462
520,500	Xiamen C & D, Inc. Class A	688,924
958,400	Xiaomi Corp. Class B * 144A	4,836,606
151,900	XPeng, Inc. Class A *(a)	1,537,723
1,137,549	Yifeng Pharmacy Chain Co. Ltd. Class A	3,531,603
247,201	Yunnan Aluminium Co. Ltd. Class A	1,157,272
68,900	Yunnan Baiyao Group Co. Ltd. Class A	559,290
163,500	Yunnan Yuntianhua Co. Ltd. Class A	779,908
407,800	Zhejiang China Commodities City Group Co. Ltd. Class A	929,722
133,300	Zhejiang Dahua Technology Co. Ltd. Class A	360,597
508,000	Zhejiang Expressway Co. Ltd. Class H	467,618
111,300	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,083,957
252,100	Zhejiang Leapmotor Technology Co. Ltd. Class H * 144A	1,563,372
1,046,700	Zhejiang Longsheng Group Co. Ltd. Class A	1,596,788
124,600	Zhejiang NHU Co. Ltd. Class A	448,416
1,180,500	Zhongsheng Group Holdings Ltd.	1,755,661
155,400	Zhuzhou CRRC Times Electric Co. Ltd. Class H	749,246
99,100	Zijin Mining Group Co. Ltd. Class A	486,740
184,000	Zijin Mining Group Co. Ltd. Class H	831,605
18,500	ZTE Corp. Class A	99,932
138,200	ZTO Express Cayman, Inc.	2,883,290
60,716	ZTO Express Cayman, Inc., ADR	1,268,357
		327,117,214
	Colombia — 0.1%
20,438	Grupo Cibest SA	374,372
8,613	Grupo Cibest SA, ADR	547,873
33,752	Interconexion Electrica SA ESP	219,339
		1,141,584
	Czech Republic — 0.1%
10,002	CEZ AS	629,068
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Czech Republic — continued
5,901	Komercni Banka AS	333,080
20,057	Moneta Money Bank AS 144A	188,459
		1,150,607
	Greece — 0.7%
130,417	Alpha Bank SA	548,095
532,873	Eurobank SA Class A	2,134,383
80,818	Jumbo SA	2,653,616
88,407	National Bank of Greece SA	1,345,723
229,470	Piraeus Bank SA	1,823,174
		8,504,991
	Hong Kong — 0.4%
14,000	Orient Overseas International Ltd.(a)	225,381
3,692,500	WH Group Ltd. 144A	4,110,535
39,000	Zijin Gold International Co. Ltd.*	728,996
		5,064,912
	Hungary — 0.6%
32,435	MOL Hungarian Oil & Gas PLC	291,560
49,148	OTP Bank Nyrt	5,267,929
76,045	Richter Gedeon Nyrt	2,294,870
		7,854,359
	India — 13.1%
22,209	Ajanta Pharma Ltd.	685,525
10,636	Alkem Laboratories Ltd.	647,354
9,639	APL Apollo Tubes Ltd.	205,174
1,739	Apollo Hospitals Enterprise Ltd.	136,204
1,058,318	Ashok Leyland Ltd.	2,107,950
49,606	Asian Paints Ltd.	1,528,107
30,682	Aurobindo Pharma Ltd.	405,264
125,783	Axis Bank Ltd.	1,779,534
15,222	Bajaj Auto Ltd.	1,583,637
15,416	Bajaj Finance Ltd.	169,215
30,693	Bajaj Finserv Ltd.	695,238
534,978	Bank of Baroda	1,761,303
133,472	Bharat Electronics Ltd.	592,238
465,118	Bharat Petroleum Corp. Ltd.	1,984,445
198,967	Bharti Airtel Ltd.	4,670,693
1,168	Bosch Ltd.	469,057
31,026	Britannia Industries Ltd.	2,079,641
39,993	BSE Ltd.	1,173,595
1,079,412	Canara Bank	1,859,219
404,391	Cipla Ltd.	6,781,158
14,444	Coromandel International Ltd.	364,528
34,763	Cummins India Ltd.	1,717,274
39,216	Dabur India Ltd.	219,194
136,344	Dr. Reddy's Laboratories Ltd., ADR	1,914,270
24,548	Eicher Motors Ltd.	1,996,446
18See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	India — continued
29,692	Fortis Healthcare Ltd.	293,006
652,823	GAIL India Ltd.	1,249,655
21,100	Glenmark Pharmaceuticals Ltd.	478,070
20,767	Grasim Industries Ltd.	654,627
94,546	Great Eastern Shipping Co. Ltd.	1,189,362
137,469	HCL Technologies Ltd.	2,478,136
18,866	HDFC Asset Management Co. Ltd. 144A	561,469
1,864,862	HDFC Bank Ltd.	20,642,153
23,184	HDFC Bank Ltd., ADR	847,143
90,717	HDFC Life Insurance Co. Ltd. 144A	757,363
31,413	Hero MotoCorp Ltd.	2,011,887
271,755	Hindalco Industries Ltd.	2,679,330
36,654	Hindustan Aeronautics Ltd.(c)	1,788,645
353,317	Hindustan Petroleum Corp. Ltd.	1,963,645
48,114	Hindustan Unilever Ltd.	1,240,329
871	Hitachi Energy India Ltd.	177,032
12,587	Hyundai Motor India Ltd.	321,502
167,060	ICICI Bank Ltd.	2,494,314
125,210	ICICI Bank Ltd., ADR	3,731,258
9,245	ICICI Lombard General Insurance Co. Ltd. 144A	201,738
1,005,189	Indian Oil Corp. Ltd.	1,860,384
1,059,603	Indraprastha Gas Ltd.	2,294,420
95,009	Indus Towers Ltd.*	445,201
202,007	Infosys Ltd.	3,618,253
315,524	Infosys Ltd., ADR(a)	5,622,638
13,137	Jindal Stainless Ltd.	121,659
72,215	Kfin Technologies Ltd.	869,453
123,135	Kotak Mahindra Bank Ltd.	3,018,345
48,114	Kwality Wall's India Ltd.*(b)	20,449
2,248	Larsen & Toubro Ltd.	102,128
19,897	Laurus Labs Ltd. 144A	245,522
83,016	LIC Housing Finance Ltd.	497,110
7,034	LTIMindtree Ltd. 144A	474,291
85,186	Lupin Ltd.	1,995,427
31,191	Mahindra & Mahindra Financial Services Ltd.	139,687
106,883	Mahindra & Mahindra Ltd.	4,419,673
218,377	Marico Ltd.	1,824,243
7,897	Maruti Suzuki India Ltd.	1,467,256
23,185	Mphasis Ltd.	721,538
61	MRF Ltd.	103,506
47,444	Muthoot Finance Ltd.	2,010,969
272,959	National Aluminium Co. Ltd.	954,273
1,742,604	NMDC Ltd.	1,609,437
231,123	Oil & Natural Gas Corp. Ltd.	619,432
6,853	Oracle Financial Services Software Ltd.	587,353
80,486	PB Fintech Ltd.*	1,638,812
12,357	Persistent Systems Ltd.	858,874
372,269	Petronet LNG Ltd.	1,176,325
3,099	PI Industries Ltd.	111,542
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	India — continued
32,502	Pidilite Industries Ltd.	535,981
14,096	Polycab India Ltd.	1,191,346
114,502	Power Finance Corp. Ltd.	453,604
505,295	Power Grid Corp. of India Ltd.	1,484,161
1,167,672	Punjab National Bank	1,607,157
3,342	Radico Khaitan Ltd.	122,419
202,173	REC Ltd.	803,283
540,630	Reliance Industries Ltd.	9,428,050
286	Shree Cement Ltd.	84,627
83,675	Shriram Finance Ltd.	928,053
6,789	Siemens Energy India Ltd.*	193,371
6,345	Solar Industries India Ltd.	865,843
8,108	SRF Ltd.	276,747
116,539	State Bank of India	1,273,853
61,048	Sun Pharmaceutical Industries Ltd.	1,171,646
37,482	Sun TV Network Ltd.	244,346
20,882	Swiggy Ltd.*	89,731
114,011	Syngene International Ltd. 144A	822,922
123,715	Tata Consultancy Services Ltd.	4,427,838
154,420	Tata Motors Ltd./new*	713,948
393,482	Tata Motors Passenger Vehicles Ltd.	1,606,723
239,809	Tata Steel Ltd.	479,517
91,398	Tech Mahindra Ltd.	1,621,609
6,790	Titan Co. Ltd.	305,796
19,280	Torrent Pharmaceuticals Ltd.	825,098
56,550	TVS Motor Co. Ltd.	2,338,875
847,762	Union Bank of India Ltd.	1,450,846
28,877	United Spirits Ltd.	464,229
576,957	UPL Ltd.	5,091,477
104,869	Vedanta Ltd.	702,951
148,277	Vishal Mega Mart Ltd.*	225,184
6,092	WAAREE Energies Ltd.	200,474
743,233	Wipro Ltd.	2,175,740
2,441,354	Yes Bank Ltd.*	587,315
149,106	Zydus Lifesciences Ltd.	1,520,166
		169,030,053
	Indonesia — 1.1%
2,233,100	Aneka Tambang Tbk. PT	419,865
3,748,500	Astra International Tbk. PT	1,505,927
8,379,000	Bank Central Asia Tbk. PT	4,044,515
411,100	Bank Negara Indonesia Persero Tbk. PT	107,723
24,325,299	Bank Rakyat Indonesia Persero Tbk. PT	5,338,590
71,718,700	GoTo Gojek Tokopedia Tbk. PT*	275,237
288,500	Indofood Sukses Makmur Tbk. PT	117,212
3,976,500	Kalbe Farma Tbk. PT	287,324
7,054,900	Perusahaan Gas Negara Tbk. PT	805,544
847,800	United Tractors Tbk. PT	1,499,694
		14,401,631
20See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Italy — 0.2%
39,183	Coca-Cola HBC AG	2,024,792
	Japan — 0.1%
75,600	Nexon Co. Ltd.	1,853,370
	Kazakhstan — 0.3%
49,039	Kaspi.KZ JSC, ADR*	3,831,417
	Kuwait — 0.5%
1,354,902	Kuwait Finance House KSCP	3,571,508
150,732	Mobile Telecommunications Co. KSCP	254,438
714,078	National Bank of Kuwait SAKP	2,356,418
		6,182,364
	Luxembourg — 0.0%
7,658	Reinet Investments SCA	268,140
	Macau — 0.3%
738,000	Galaxy Entertainment Group Ltd.	3,619,319
	Malaysia — 0.8%
1,134,500	AMMB Holdings Bhd.	1,817,137
153,000	Axiata Group Bhd.	94,924
32,900	Hong Leong Bank Bhd.	179,406
63,100	Kuala Lumpur Kepong Bhd.	311,016
502,700	Malayan Banking Bhd.	1,298,364
273,700	MISC Bhd.	526,140
5,900	Nestle Malaysia Bhd.	165,755
83,300	Petronas Dagangan Bhd.	408,467
60,400	PPB Group Bhd.	164,740
185,700	Press Metal Aluminium Holdings Bhd.	325,850
936,400	RHB Bank Bhd.	1,779,350
1,318,900	SD Guthrie Bhd.	1,863,914
1,023,400	Sime Darby Bhd.	542,291
544,000	Telekom Malaysia Bhd.	1,078,577
25,400	Tenaga Nasional Bhd.	85,948
312,960	YTL Corp. Bhd.	157,089
		10,798,968
	Mexico — 2.6%
130,860	America Movil SAB de CV, ADR	2,704,876
334,780	Arca Continental SAB de CV(a)	3,621,609
135,341	Cemex SAB de CV, ADR	1,555,068
37,268	Coca-Cola Femsa SAB de CV, ADR	3,529,652
309,671	Credito Real SAB de CV SOFOM ER*(b)(d)	—
74,582	Fomento Economico Mexicano SAB de CV, ADR	7,538,003
5,315	Gruma SAB de CV Class B (a)	91,505
474,670	Grupo Financiero Banorte SAB de CV Class O	4,404,680
263,900	Grupo Mexico SAB de CV	2,498,166
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Mexico — continued
26,800	Industrias Penoles SAB de CV*	1,410,065
151,800	Kimberly-Clark de Mexico SAB de CV Class A (a)	324,294
57,765	Promotora y Operadora de Infraestructura SAB de CV(a)	858,563
11,900	Qualitas Controladora SAB de CV(a)	123,166
668,000	Sigma Foods SAB de CV(a)	585,166
6,382	Southern Copper Corp.	915,626
162,906	Unifin Financiera SAB de CV*(b)(d)	—
1,223,524	Wal-Mart de Mexico SAB de CV	3,811,540
		33,971,979
	Netherlands — 0.3%
46,247	Heineken Holding NV	3,390,204
	Panama — 0.2%
24,358	Copa Holdings SA Class A	2,937,818
	Peru — 0.8%
13,393	Cia de Minas Buenaventura SAA, ADR	372,727
33,251	Credicorp Ltd.	9,543,037
		9,915,764
	Philippines — 0.1%
19,640	Ayala Corp.	156,236
29,090	GT Capital Holdings, Inc.	294,195
122,040	International Container Terminal Services, Inc.	1,170,150
161,740	Metropolitan Bank & Trust Co.	188,320
		1,808,901
	Poland — 0.6%
24,849	Alior Bank SA	761,422
230,166	Allegro.eu SA* 144A	1,980,142
9,265	Asseco Poland SA	588,223
2,594	Bank Polska Kasa Opieki SA	147,899
7,258	KGHM Polska Miedz SA*	562,735
27	LPP SA	155,682
173,070	PGE Polska Grupa Energetyczna SA*	422,669
15,285	Powszechna Kasa Oszczednosci Bank Polski SA	359,828
122,196	Powszechny Zaklad Ubezpieczen SA	2,258,156
94,663	Tauron Polska Energia SA*	227,011
9,262	XTB SA 144A	184,976
51,038	Zabka Group SA*	324,689
		7,973,432
	Portugal — 0.2%
131,493	Jeronimo Martins SGPS SA	3,130,213
	Qatar — 0.3%
258,117	Al Rayan Bank	155,441
295,427	Barwa Real Estate Co.	212,260
160,227	Ooredoo QPSC	572,233
22See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Qatar — continued
233,868	Qatar Islamic Bank QPSC	1,538,376
354,418	Qatar National Bank QPSC	1,816,284
		4,294,594
	Russia — 0.0%
214,920	Evraz PLC*(b)(d)(e)	—
7,610	Gazprom Neft PJSC*(b)(d)(e)	—
1,043,282	Gazprom PJSC*(b)(d)(e)	—
99,121	Globaltrans Investment PLC, GDR*(b)(c)(d)(e)	—
1,645,900	GMK Norilskiy Nickel PAO*(b)(d)(e)	—
5,000	HeadHunter Group PLC, ADR*(b)(d)(e)	—
44,258	LSR Group PJSC*(b)(d)(e)	—
136,755	LUKOIL PJSC*(b)(d)(e)	—
8,543	Magnit PJSC*(b)(d)(e)	—
984,659	Magnitogorsk Iron & Steel Works PJSC*(b)(d)(e)	—
9	MMC Norilsk Nickel PJSC, ADR*(b)(d)(e)	—
126,700	Mobile TeleSystems PJSC, ADR*(b)(d)(e)	—
154,250	Novatek PJSC*(b)(d)(e)	—
1,715,500	Novolipetsk Steel PJSC*(b)(d)(e)	—
5,323	PhosAgro PJSC*(b)(d)(e)(f)	—
103	PhosAgro PJSC*(b)(d)(e)(f)	—
2	PhosAgro PJSC, GDR*(b)(c)(d)(e)	—
250,620	Polyus PJSC*(b)(d)(e)	—
1	Polyus PJSC, GDR*(b)(c)(d)(e)	—
4,954	Ros Agro PLC, GDR*(b)(c)(d)(e)	—
5,496,180	Sberbank of Russia PJSC*(b)(d)(e)	—
105,511	Severstal PAO, GDR*(b)(c)(d)(e)	—
25,625,090	Surgutneftegas PAO*(b)(d)(e)	—
598,704	Tatneft PJSC*(b)(d)(e)	—
16,391	TCS Group Holding PLC, GDR*(b)(d)(e)	—
8,773	T-Tekhnologii MKPAO, GDR*(b)(c)(d)(e)	—
47,122	X5 Retail Group NV, GDR*(b)(c)(d)(e)	—
		0
	Saudi Arabia — 2.0%
83,133	Al Rajhi Bank	2,161,062
274,566	Arab National Bank	1,581,535
4,736	Astra Industrial Group Co.	178,594
61,872	Bank Al-Jazira*	183,933
343,537	Banque Saudi Fransi	1,539,344
8,802	Co. for Cooperative Insurance	274,320
117,362	Etihad Etisalat Co.	2,063,879
46,524	Jarir Marketing Co.	158,528
161,113	Mobile Telecommunications Co. Saudi Arabia	448,020
7,747	Mouwasat Medical Services Co.	137,664
9,901	Nahdi Medical Co.	250,695
271,765	Riyad Bank	1,966,114
65,553	SABIC Agri-Nutrients Co.	1,933,791
31,043	Saudi Arabian Mining Co.*	504,460
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Saudi Arabia — continued
435,073	Saudi Arabian Oil Co. 144A	2,764,234
255,544	Saudi Awwal Bank	2,203,682
64,098	Saudi Electricity Co.	240,123
211,564	Saudi Investment Bank	740,482
373,561	Saudi National Bank	3,771,716
175,198	Saudi Telecom Co.	2,007,604
47,008	Yanbu National Petrochemical Co.	344,415
		25,454,195
	Singapore — 0.2%
23,975	Sea Ltd., ADR*	3,058,491
	South Africa — 2.6%
40,245	Absa Group Ltd.	580,109
36,442	AVI Ltd.	232,146
121,067	Bid Corp. Ltd.	3,082,297
28,656	Discovery Ltd.	393,839
32,407	Exxaro Resources Ltd.	350,336
103,415	Gold Fields Ltd., ADR	4,515,099
506,166	Growthpoint Properties Ltd., REIT	524,414
25,106	Harmony Gold Mining Co. Ltd.	503,093
27,655	Impala Platinum Holdings Ltd.	435,292
150,231	Investec Ltd.	1,107,651
65,496	Kumba Iron Ore Ltd.	1,387,449
688,077	Momentum Group Ltd.	1,588,210
238,906	MTN Group Ltd.	2,439,877
59,592	Naspers Ltd. Class N	3,955,740
924,778	Old Mutual Ltd.	831,690
96,347	OUTsurance Group Ltd.	416,179
1,622,601	Redefine Properties Ltd., REIT	588,159
400,384	Sanlam Ltd.	2,375,720
40,876	Sasol Ltd.*	262,536
125,497	Shoprite Holdings Ltd.	2,048,152
412,653	Sibanye Stillwater Ltd.*(a)	1,485,553
197,671	Standard Bank Group Ltd.	3,471,466
11,922	Tiger Brands Ltd.	262,855
2,836	Valterra Platinum Ltd.	239,947
85,456	Vodacom Group Ltd.	728,730
		33,806,539
	South Korea — 12.0%
1,875	Alteogen, Inc.*	583,259
35,387	Coupang, Inc.*	834,779
13,272	Coway Co. Ltd.	801,099
10,937	DB HiTek Co. Ltd.	508,957
13,273	DB Insurance Co. Ltd.	1,204,693
57,964	Doosan Bobcat, Inc.	2,310,301
526	Doosan Co. Ltd.	281,355
3,717	Ecopro BM Co. Ltd.*	376,803
24See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	South Korea — continued
39,843	Hana Financial Group, Inc.	2,598,903
1,821	Hanjin Kal Corp.	156,648
100,930	Hankook Tire & Technology Co. Ltd.	4,073,184
2,380	Hanwha Aerospace Co. Ltd.	1,548,444
8,386	Hanwha Ocean Co. Ltd.*	659,414
5,628	Hanwha Systems Co. Ltd.	211,671
5,969	HD Hyundai Co. Ltd.	774,712
4,438	HD Hyundai Electric Co. Ltd.	2,387,843
2,850	HD Hyundai Heavy Industries Co. Ltd.	1,002,453
2,917	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	824,601
4,319	HL Mando Co. Ltd.	174,897
513	Hyosung Heavy Industries Corp.	627,557
23,514	Hyundai Glovis Co. Ltd.	2,940,030
31,793	Hyundai Mobis Co. Ltd.	8,237,806
16,275	Hyundai Rotem Co. Ltd.	2,123,889
9,374	Hyundai Steel Co.	201,787
17,493	Industrial Bank of Korea	254,141
16,451	Kakao Corp.	681,319
56,931	KB Financial Group, Inc.	4,921,575
33,599	Kia Corp.	2,830,265
34,351	Korea Electric Power Corp.*	1,116,493
13,891	Korea Investment Holdings Co. Ltd.	1,543,922
1,472	Krafton, Inc.*	250,342
23,023	KT Corp., ADR	436,746
7,103	LEENO Industrial, Inc.*	295,563
3,764	LG Chem Ltd.	864,762
7,481	LG Corp.	417,079
48,723	LG Display Co. Ltd.*	399,700
7,557	LG Electronics, Inc.	479,366
1,140	LG Innotek Co. Ltd.	212,790
140,183	LG Uplus Corp.	1,431,697
1,576	NAVER Corp.	264,082
18,284	Netmarble Corp. 144A	610,035
41,579	NH Investment & Securities Co. Ltd.	605,518
2,131	PharmaResearch Co. Ltd.	594,172
4,709	Samsung C&T Corp.	775,765
1,882	Samsung Electro-Mechanics Co. Ltd.	330,858
743,350	Samsung Electronics Co. Ltd.	61,953,982
106,216	Samsung Heavy Industries Co. Ltd.*	1,763,139
70,123	Shinhan Financial Group Co. Ltd.	3,742,102
5,415	SK Biopharmaceuticals Co. Ltd.*	465,756
52,681	SK Hynix, Inc.	23,855,295
17,089	SK Square Co. Ltd.*	4,294,983
2,790	SK, Inc.	492,852
135,066	Woori Financial Group, Inc.	2,628,659
		153,958,043
	Taiwan — 17.0%
18,000	Accton Technology Corp.	674,197
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Taiwan — continued
10,000	Acter Group Corp. Ltd.	246,554
62,000	ADATA Technology Co. Ltd.	542,929
312,792	Advantech Co. Ltd.	2,852,398
320,000	ASE Technology Holding Co. Ltd.	2,536,814
715,000	Asia Cement Corp.	846,530
47,000	Asia Vital Components Co. Ltd.	2,235,020
4,000	ASPEED Technology, Inc.	914,102
108,000	Asustek Computer, Inc.	1,873,065
1,364,000	AUO Corp.	529,308
10,059	Bizlink Holding, Inc.	480,061
682,000	Cathay Financial Holding Co. Ltd.	1,641,383
644,000	Chang Hwa Commercial Bank Ltd.	418,474
1,183,000	China Airlines Ltd.	758,977
179,000	Chroma ATE, Inc.	4,381,640
3,404,000	Compal Electronics, Inc.	3,293,409
62,000	Compeq Manufacturing Co. Ltd.	183,706
736,000	CTBC Financial Holding Co. Ltd.	1,175,006
201,000	Delta Electronics, Inc.	6,115,927
1,644,123	E.Sun Financial Holding Co. Ltd.	1,766,763
134,000	Elan Microelectronics Corp.	504,517
1,608,000	Eva Airways Corp.	1,867,404
235,000	Evergreen Marine Corp. Taiwan Ltd.	1,421,041
931,000	Far Eastern New Century Corp.	822,086
1,717,000	First Financial Holding Co. Ltd.	1,605,663
3,600	Fubon Financial Holding Co. Ltd.	10,977
12,000	Genius Electronic Optical Co. Ltd.	171,670
1,282,000	Hon Hai Precision Industry Co. Ltd.	9,314,660
129,000	Hua Nan Financial Holdings Co. Ltd.	127,273
7,000	International Games System Co. Ltd.	160,256
913,270	KGI Financial Holding Co. Ltd.	499,946
9,000	King Slide Works Co. Ltd.	1,069,533
1,000	Largan Precision Co. Ltd.	79,406
457,000	Lite-On Technology Corp.	2,354,072
165,000	MediaTek, Inc.	7,476,410
371,000	Pegatron Corp.	809,012
14,000	Phison Electronics Corp.	635,750
1,497,000	Pou Chen Corp.	1,432,558
244,998	President Chain Store Corp.	1,726,192
461,000	Primax Electronics Ltd.	1,124,598
199,000	Radiant Opto-Electronics Corp.	785,342
107,000	Realtek Semiconductor Corp.	1,665,242
17,000	Simplo Technology Co. Ltd.	194,146
131,000	Sitronix Technology Corp.	747,176
803,980	Taiwan Business Bank	409,138
2,790,924	Taiwan Semiconductor Manufacturing Co. Ltd.	136,346,064
1,574,000	TS Financial Holding Co. Ltd.	1,020,563
1,470,000	United Microelectronics Corp.	2,297,780
43,000	Voltronic Power Technology Corp.	1,328,831
663,000	Winbond Electronics Corp.*	1,717,766
26See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Taiwan — continued
7,000	Wiwynn Corp.	991,675
164,000	WNC Corp.	516,730
58,000	WPG Holdings Ltd.	107,073
336,000	Yageo Corp.	2,461,060
297,000	Yang Ming Marine Transport Corp.	524,973
288,550	Yuanta Financial Holding Co. Ltd.	360,219
192,000	Zhen Ding Technology Holding Ltd.	860,294
		219,013,359
	Thailand — 1.4%
166,200	Advanced Info Service PCL, NVDR	1,649,587
646,800	Bangkok Bank PCL, NVDR	3,473,285
77,600	Bumrungrad Hospital PCL, NVDR	387,916
2,180,800	Charoen Pokphand Foods PCL, NVDR	1,508,928
116,500	Delta Electronics Thailand PCL, NVDR	632,014
340,700	Gulf Development PCL, NVDR*	451,460
2,056,000	Indorama Ventures PCL, NVDR	1,047,535
309,700	Kasikornbank PCL	1,911,920
1,958,300	Krung Thai Bank PCL, NVDR	1,751,565
703,400	SCB X PCL	3,092,236
243,800	SCB X PCL, NVDR	1,073,948
248,700	Thanachart Capital PCL, NVDR	459,470
		17,439,864
	Turkey — 0.7%
1,467,715	Akbank TAS	2,389,817
412,988	Aselsan Elektronik Sanayi Ve Ticaret AS	2,231,077
71,095	BIM Birlesik Magazalar AS	889,426
83,386	Haci Omer Sabanci Holding AS	163,863
252,765	KOC Holding AS	995,308
196,416	Turk Hava Yollari AO	1,229,289
54,168	Turkcell Iletisim Hizmetleri AS	117,579
3,104,221	Turkiye Is Bankasi AS Class C	1,020,545
		9,036,904
	United Arab Emirates — 0.8%
433,095	Abu Dhabi Commercial Bank PJSC	1,686,341
215,276	Abu Dhabi Islamic Bank PJSC	1,216,836
334,749	Aldar Properties PJSC	792,966
191,886	Dubai Islamic Bank PJSC	483,639
77,457	Emaar Development PJSC	319,495
924,531	Emaar Properties PJSC	3,537,061
144,765	Emirates NBD Bank PJSC	1,097,725
38,612	Emirates Telecommunications Group Co. PJSC	192,807
308,584	First Abu Dhabi Bank PJSC	1,465,665
		10,792,535
	United Kingdom — 0.1%
24,946	Unilever PLC	1,627,493
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	United States — 0.7%
114,700	BeOne Medicines Ltd. Class H *	2,665,074
47,065	Cognizant Technology Solutions Corp. Class A	3,906,395
17,632	Globant SA*	1,152,604
35,432	JBS NV, BDR*	511,016
46,497	JBS NV Class A *	670,487
		8,905,576
	Vietnam — 0.7%
1,082,300	Military Commercial Joint Stock Bank	1,041,148
686,800	Mobile World Investment Corp.	2,304,273
1,455,630	Vietnam Dairy Products JSC	3,387,245
1,649,700	Vietnam Prosperity JSC Bank	1,797,107
		8,529,773
	Zambia — 0.6%
275,858	First Quantum Minerals Ltd.*	7,405,854
	TOTAL COMMON STOCKS (COST $1,076,363,702)	1,209,738,077
	PREFERRED STOCKS — 1.9%
	Brazil — 1.6%
75,644	Axia Energia, 0.00%, Class C*	678,066
753,800	Banco Bradesco SA, 9.51%	2,516,393
2,748,900	Cia Energetica de Minas Gerais, 14.74%	5,575,145
52,700	Gerdau SA, 3.04%	195,690
687,503	Itau Unibanco Holding SA, 11.34%	4,928,050
1,987,009	Itausa SA, 14.73%	4,227,201
354,900	Petroleo Brasileiro SA - Petrobras, 9.41%	2,003,182
		20,123,727
	India — 0.0%
151,872	TVS Motor Co. Ltd., 6.00%*(b)	16,897
	South Korea — 0.3%
2,869	Hyundai Motor Co., 6.40%, Second-Preferred Stock	421,299
1,854	Hyundai Motor Co., 6.58%	263,915
62,056	Samsung Electronics Co. Ltd., 1.64%	3,808,281
		4,493,495
	TOTAL PREFERRED STOCKS (COST $21,011,752)	24,634,119

28See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.3%
	Mutual Fund - Securities Lending Collateral — 0.3%
3,662,852	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(g)(h)	3,662,852
	TOTAL SHORT-TERM INVESTMENT (COST $3,662,852)	3,662,852
	TOTAL INVESTMENTS — 96.1% (Cost $1,101,038,306)	1,238,035,048
	Other Assets and Liabilities (net) — 3.9%	50,051,249
	NET ASSETS — 100.0%	$1,288,086,297

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $225,959 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2025 was $86,096,050.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(e)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate cost of these securities held at December 31, 2025 was $85,541,075.

(f)	Securities are traded on separate exchanges for the same entity.
(g)	The rate disclosed is the 7-day net yield as of December 31, 2025.
(h)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $45,566,818 which represents 3.5% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
710	MSCI Emerging Markets E-mini Index	Mar 2026	$50,104,700	$811,027

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
Abbreviations
ADR	—	American Depository Receipt
BDR	—	Brazilian Depositary Receipt
GDR	—	Global Depository Receipt
NVDR	—	Non-Voting Depository Receipt
REIT	—	Real Estate Investment Trust
30See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Technology	23.8
Financial	22.2
Communications	14.0
Consumer, Cyclical	9.7
Consumer, Non-cyclical	8.8
Industrial	7.0
Basic Materials	5.8
Energy	2.6
Utilities	1.6
Diversified	0.3
Short-Term Investment	0.3
Other Assets and Liabilities (net)	3.9
100.0%
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.9%
	Australia — 2.8%
321,461	AGL Energy Ltd.	1,991,528
13,757	Ampol Ltd.	292,054
32,330	Aristocrat Leisure Ltd.	1,252,821
1,126,881	Aurizon Holdings Ltd.	2,734,056
21,367	Austal Ltd.*	94,806
681,000	Bank of Queensland Ltd.(a)	2,965,953
58,726	BHP Group Ltd. Class DI (a)	1,772,948
33,754	BlueScope Steel Ltd.	539,506
77,550	Brambles Ltd.	1,187,818
26,892	Capricorn Metals Ltd.*	256,208
6,513	Codan Ltd.	122,948
29,724	Computershare Ltd.	674,542
41,228	Downer EDI Ltd.	217,970
111,792	Evolution Mining Ltd.	939,801
59,296	Genesis Minerals Ltd.*(a)	284,829
3,555,759	Glencore PLC*	19,300,766
105,055	GPT Group, REIT	378,317
317,600	Harvey Norman Holdings Ltd.	1,468,528
1,256,900	Helia Group Ltd.	4,592,308
6,017	Megaport Ltd.*(a)	48,314
7,413	Netwealth Group Ltd.	126,053
789,189	Northern Star Resources Ltd.	13,988,477
276,171	OceanaGold Corp.	7,837,353
1,206,200	Perenti Ltd.	2,235,221
835,959	Perseus Mining Ltd.	3,145,555
926,865	Qantas Airways Ltd.	6,389,581
568,600	QBE Insurance Group Ltd.	7,527,054
101,704	Ramelius Resources Ltd.	280,531
2,968	REA Group Ltd.(a)	363,017
34,775	Regis Resources Ltd.	174,023
105,435	Rio Tinto Ltd.(a)	10,324,651
174,138	Rio Tinto PLC, ADR	13,936,264
20,707	SEEK Ltd.	317,982
436,251	Super Retail Group Ltd.	4,655,511
333	Technology One Ltd.	6,169
334,054	Telstra Group Ltd.	1,082,841
171,752	Transurban Group	1,623,086
59,179	Vault Minerals Ltd.*	214,369
51,401	Ventia Services Group Pty. Ltd.	203,360
54,019	Viva Energy Group Ltd. 144A	73,759
65,369	Wesfarmers Ltd.	3,520,941
34,296	West African Resources Ltd.*	68,611
43,777	Westgold Resources Ltd.	186,747
48,429	Whitehaven Coal Ltd.	250,096
70,200	Woolworths Group Ltd.	1,373,843
29,210	Worley Ltd.	244,580
		121,265,696
32See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Austria — 0.7%
74,122	ANDRITZ AG	5,779,768
5,427	BAWAG Group AG 144A	815,245
122,762	Erste Group Bank AG(b)	14,760,035
2,891	Erste Group Bank AG(b)	344,487
2,170	EVN AG	69,051
85,700	Kontron AG	2,296,344
76,138	OMV AG	4,232,545
9,905	Raiffeisen Bank International AG	442,649
4,906	UNIQA Insurance Group AG	88,752
1,416	Vienna Insurance Group AG Wiener Versicherung Gruppe	111,319
6,280	voestalpine AG	276,743
		29,216,938
	Belgium — 0.2%
27,200	Ageas SA	1,905,580
1,225	D'ieteren Group	220,525
16,800	KBC Ancora	1,438,829
21,907	Proximus SADP	182,011
62,000	Solvay SA(a)	1,980,637
6,751	UCB SA	1,881,769
11,647	Umicore SA	242,925
		7,852,276
	Brazil — 1.0%
274,428	Petroleo Brasileiro SA - Petrobras, Preferred ADR	3,092,804
224,600	Vale SA	2,936,643
64,680	Wheaton Precious Metals Corp.(b)	7,601,194
236,708	Wheaton Precious Metals Corp.(b)	27,864,456
51,300	Yara International ASA	2,100,480
		43,595,577
	Burkina Faso — 0.0%
33,358	IAMGOLD Corp.*	550,073
	Cambodia — 0.0%
1,014,000	NagaCorp Ltd.	605,424
	Canada — 7.3%
156,882	Agnico Eagle Mines Ltd.(b)	26,639,325
92,893	Agnico Eagle Mines Ltd.(b)	15,748,150
9,431	Air Canada*	132,719
6,640	Alamos Gold, Inc. Class A (b)	256,171
18,958	Alamos Gold, Inc. Class A (a)(b)	733,010
5,703	Allied Gold Corp.*	130,848
4,731	Aritzia, Inc.*	405,021
10,931	Atco Ltd. Class I	449,600
27,595	Athabasca Oil Corp.*	141,523
35,931	B2Gold Corp.	161,994
2,033	Badger Infrastructure Solutions Ltd.	108,461
1,009,787	Barrick Mining Corp.(b)	43,976,224
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Canada — continued
146,600	Barrick Mining Corp.(b)	6,394,466
20,737	Bausch Health Cos., Inc.*	144,122
794	BCE, Inc.	18,913
9,303	Brookfield Renewable Corp.	356,677
19,140	Canada Packers, Inc.(a)	224,667
15,826	Canadian Apartment Properties REIT, REIT	425,683
77,900	Canadian Imperial Bank of Commerce	7,071,382
32,470	Canadian National Railway Co.	3,209,660
41,389	Canadian Tire Corp. Ltd. Class A (a)	5,252,017
7,900	Canadian Utilities Ltd. Class A (a)	246,264
50,617	Capstone Copper Corp.*(a)	508,847
8,994	CCL Industries, Inc. Class B	568,871
6,786	Celestica, Inc.*(b)	2,006,010
8,963	Celestica, Inc.*(a)(b)	2,654,800
368,752	Centerra Gold, Inc.	5,315,732
12,965	CGI, Inc.	1,199,127
2,223	Constellation Software, Inc.	5,354,012
30,958	Descartes Systems Group, Inc.*	2,713,778
38,980	Discovery Silver Corp.*	238,302
4,132	Docebo, Inc.*	91,730
16,434	Dollarama, Inc.	2,459,435
11,574	DPM Metals, Inc.	358,176
166,700	Empire Co. Ltd. Class A	5,803,337
75,200	Finning International, Inc.(a)	4,079,974
22,872	First Majestic Silver Corp.(a)(b)	382,104
3,514	First Majestic Silver Corp.(b)	58,543
2,312	FirstService Corp.	359,585
15,799	Fortuna Mining Corp.*(b)	154,988
12,790	Fortuna Mining Corp.*(a)(b)	125,497
20,097	Franco-Nevada Corp.(b)	4,165,706
223,586	Franco-Nevada Corp.(b)	46,407,042
24,398	Hudbay Minerals, Inc.	485,023
40,600	iA Financial Corp., Inc.	5,267,115
34,700	Imperial Oil Ltd.	3,001,806
30,110	Intact Financial Corp.	6,276,367
14,230	K92 Mining, Inc.*	235,549
1,584	Kinaxis, Inc.*	200,006
657,102	Kinross Gold Corp.	18,503,992
2,314	Linamar Corp.	140,047
4,669	Lundin Gold, Inc.(b)	388,371
1,741	Lundin Gold, Inc.(b)	146,000
66,044	Magna International, Inc.(b)	3,525,398
134,276	Magna International, Inc.(b)	7,156,911
173,000	Manulife Financial Corp.	6,290,221
6,577	MDA Space Ltd.*(a)	127,822
67,325	New Gold, Inc.*(b)	587,421
469,695	New Gold, Inc.*(b)	4,091,044
2,811	North West Co., Inc.(a)	100,300
90,256	Nutrien Ltd.(a)(b)	5,578,325
34See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Canada — continued
29,385	Nutrien Ltd.(b)	1,813,642
3,549	Onex Corp.(a)	292,464
241,900	Open Text Corp.(a)(b)	7,888,331
14,973	Open Text Corp.(b)	487,820
9,558	OR Royalties, Inc.(b)	338,258
3,116	OR Royalties, Inc.(b)	110,523
27,128	Pan American Silver Corp.	1,405,502
122,700	Power Corp. of Canada(a)	6,529,976
1,786	Precision Drilling Corp.*	128,326
8,758	Quebecor, Inc. Class B	330,322
7,847	RioCan Real Estate Investment Trust, REIT	107,050
22,316	Rogers Communications, Inc. Class B	841,983
117,200	Russel Metals, Inc.(a)	3,744,928
15,151	Saputo, Inc.	456,603
74,669	Shopify, Inc. Class A *	12,019,469
680	Shopify, Inc. Class A *	109,633
1,462	Sprott, Inc.	143,159
11,382	SSR Mining, Inc.*	249,852
99,600	Suncor Energy, Inc.(b)	4,426,505
75,328	Suncor Energy, Inc.(b)	3,341,550
195,560	TC Energy Corp.(a)	10,782,728
5,756	Teck Resources Ltd. Class B (b)	275,655
22,753	Teck Resources Ltd. Class B (b)	1,090,717
4,963	Torex Gold Resources, Inc.	237,297
4,947	Triple Flag Precious Metals Corp.	164,339
7,065	Wesdome Gold Mines Ltd.*	117,205
		316,768,048
	Chile — 0.1%
22,146	Antofagasta PLC	969,900
45,183	Lundin Mining Corp.	972,386
		1,942,286
	China — 2.5%
6,252,000	Agricultural Bank of China Ltd. Class H	4,636,762
127,400	Alibaba Group Holding Ltd.	2,331,359
44,790	Alibaba Group Holding Ltd., ADR	6,565,318
166,000	Aluminum Corp. of China Ltd. Class H	258,391
4,811,000	Bank of China Ltd. Class H	2,750,063
947,000	BOC Hong Kong Holdings Ltd.	4,787,687
984,500	Budweiser Brewing Co. APAC Ltd. 144A	957,494
88,400	Chifeng Jilong Gold Mining Co. Ltd. Class H	336,639
488,000	China CITIC Bank Corp. Ltd. Class H	434,608
3,187,000	China Galaxy Securities Co. Ltd. Class H	4,086,908
38,400	China Gold International Resources Corp. Ltd.	771,009
231,500	China Hongqiao Group Ltd.	961,893
1,323,600	China International Capital Corp. Ltd. Class H 144A	3,308,939
980,000	China Life Insurance Co. Ltd. Class H	3,424,795
824,000	China Medical System Holdings Ltd.	1,363,308
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	China — continued
3,482,000	China National Building Material Co. Ltd. Class H	2,282,650
864,000	China Oilfield Services Ltd. Class H	774,826
485,400	China Taiping Insurance Holdings Co. Ltd.	1,165,559
584,000	COSCO SHIPPING Ports Ltd.	419,736
245,000	Dongfang Electric Corp. Ltd. Class H	782,782
140,000	Fuyao Glass Industry Group Co. Ltd. Class H 144A	1,207,023
172,000	Haier Smart Home Co. Ltd. Class H	534,465
212,000	Hansoh Pharmaceutical Group Co. Ltd. 144A	980,742
119,900	Huaxin Building Materials Group Co. Ltd. Class H	276,663
10,027,000	Industrial & Commercial Bank of China Ltd. Class H	8,123,784
1,450,500	JD Logistics, Inc.* 144A	2,119,740
370,500	Kingboard Holdings Ltd.	1,394,244
97,000	Li Ning Co. Ltd.	232,232
149,800	NetEase, Inc.	4,121,934
22,800	Pharmaron Beijing Co. Ltd. Class H 144A	57,023
30,000	PICC Property & Casualty Co. Ltd. Class H	62,892
945,500	Ping An Insurance Group Co. of China Ltd. Class H	7,952,577
172,000	Pop Mart International Group Ltd. 144A	4,126,862
30,000	Precision Tsugami China Corp. Ltd.(c)	128,891
156,350	Prosus NV	9,650,593
15,566	Silvercorp Metals, Inc.(a)	130,365
2,973,000	Sino Biopharmaceutical Ltd.	2,354,930
2,542,000	Sinofert Holdings Ltd.	492,282
717,600	Sinopharm Group Co. Ltd. Class H	1,786,436
83,000	SITC International Holdings Co. Ltd.	296,505
1,219,500	Sunshine Insurance Group Co. Ltd. Class H	606,227
95,400	TAL Education Group, ADR*	1,040,814
136,200	Tanwan, Inc.*(c)	300,846
349,000	Weichai Power Co. Ltd. Class H	839,872
20,400	WuXi AppTec Co. Ltd. Class H 144A	257,052
1,878,500	Wuxi Biologics Cayman, Inc.* 144A	7,564,405
4,859	Xunlei Ltd., ADR*	34,450
2,395,700	Yangzijiang Shipbuilding Holdings Ltd.	6,483,237
1,000	Yuexiu Property Co. Ltd.	507
492,100	Zhejiang Leapmotor Technology Co. Ltd. Class H * 144A	3,051,708
190,000	Zijin Mining Group Co. Ltd. Class H	858,722
		109,468,749
	Colombia — 0.0%
12,521	Aris Mining Corp.*	203,216
	Denmark — 1.1%
3,135	AL Sydbank	279,369
41,800	Alm Brand AS	124,147
5,249	Carlsberg AS Class B	687,672
47,025	Coloplast AS Class B	4,033,940
48,600	D/S Norden AS	1,920,220
223,676	Danske Bank AS	11,151,203
71,900	Dfds AS*	1,073,868
36See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Denmark — continued
3,847	Genmab AS*	1,188,041
179,676	Genmab AS, ADR*	5,534,021
8,545	ISS AS	291,690
33,297	Jyske Bank AS	4,550,699
2,926	NKT AS*	365,560
177,422	Novonesis Novozymes B Class B	11,355,024
6,640	Pandora AS	733,976
731	Per Aarsleff Holding AS	99,647
1,595	Ringkjoebing Landbobank AS	383,478
5,510	Rockwool AS Class B	193,823
15,461	Tryg AS	404,405
53,240	Vestas Wind Systems AS	1,436,514
		45,807,297
	Finland — 0.7%
19,312	Kone OYJ Class B	1,368,891
26,400	Konecranes OYJ	2,894,635
23,496	Neste OYJ(a)	531,360
857,942	Nokia OYJ(b)	5,553,365
11,884	Nokia OYJ(a)(b)	77,278
219,274	Nordea Bank Abp(b)	4,134,120
401,035	Nordea Bank Abp(b)	7,554,822
4,824	Orion OYJ Class B	359,996
97,589	TietoEVRY OYJ(a)	2,089,737
102,900	Valmet OYJ(a)	3,404,826
28,649	Wartsila OYJ Abp	1,012,952
		28,981,982
	France — 8.3%
10,536	Air France-KLM*(a)	142,508
64,500	Air Liquide SA	12,130,180
78,801	Airbus SE(b)	18,266,496
4,602	Airbus SE(b)	1,070,389
169,380	AXA SA	8,141,101
298,501	BNP Paribas SA	28,227,818
70,155	Bollore SE	394,256
73,076	Bouygues SA	3,785,804
79,529	Capgemini SE	13,162,609
315,800	Carrefour SA	5,264,322
177,477	Cie de Saint-Gobain SA	18,004,739
77,000	Cie Generale des Etablissements Michelin SCA	2,551,990
263,437	Credit Agricole SA	5,404,155
12,521	Dassault Aviation SA	4,009,693
554,854	Dassault Systemes SE	15,487,375
30,277	Edenred SE(a)	672,191
21,700	Eiffage SA	3,110,385
120,717	Engie SA	3,172,060
71,430	EssilorLuxottica SA	22,569,907
42,955	Gecina SA, REIT	4,072,866
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	France — continued
11,425	Getlink SE	211,057
21,000	Ipsen SA	2,931,110
48,500	IPSOS SA	1,945,691
204,256	Klepierre SA, REIT	8,082,153
343,133	Legrand SA	50,959,089
21,960	L'Oreal SA	9,426,535
6,910	LVMH Moet Hennessy Louis Vuitton SE	5,206,128
125,400	Metropole Television SA(a)	1,791,589
1,843	Nexans SA	270,850
134,500	Orange SA	2,242,724
127,461	Pernod Ricard SA	10,904,842
28,300	Publicis Groupe SA	2,934,004
35,500	Quadient SA(a)	601,784
81,300	Rubis SCA	3,063,573
36,122	Safran SA	12,561,753
9,505	SCOR SE	319,362
34,444	Societe BIC SA	2,079,426
293,891	Societe Generale SA	23,663,068
15,100	Sopra Steria Group(a)	2,729,230
219,200	Television Francaise 1 SA	2,139,355
5,837	Thales SA	1,575,571
707,474	TotalEnergies SE	46,082,240
2,946	Vinci SA	413,435
26,812	Vivendi SE*	74,356
360	VusionGroup	85,808
		361,935,577
	Georgia — 0.1%
45,361	Lion Finance Group PLC	5,620,569
4,128	TBC Bank Group PLC	223,314
		5,843,883
	Germany — 5.4%
27,273	adidas AG	5,365,232
25,019	Allianz SE	11,468,103
3,020	Aumovio SE*	152,086
5,717	Auto1 Group SE*	183,183
129,100	Bayer AG	5,565,460
61,000	Bayerische Motoren Werke AG	6,665,281
78,409	Beiersdorf AG	8,623,081
34,299	Bilfinger SE	4,326,096
67,400	Commerzbank AG	2,851,633
6,040	Continental AG	481,868
3,716	CTS Eventim AG & Co. KGaA	340,881
186,900	Daimler Truck Holding AG	8,190,256
219,400	Deutsche Bank AG	8,528,043
108,501	Deutsche Boerse AG	28,480,823
37,334	Deutsche Lufthansa AG	368,939
118,200	Deutsche Pfandbriefbank AG 144A	584,938
38See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Germany — continued
135,000	Deutsche Post AG	7,389,535
185,110	Deutsche Telekom AG	6,000,648
6,703	GEA Group AG	454,799
164,636	HUGO BOSS AG	6,988,969
205,077	Infineon Technologies AG	9,080,933
1,621	IONOS Group SE*	50,928
9,857	K&S AG	143,727
79,950	Knorr-Bremse AG	8,934,893
16,578	Krones AG	2,643,495
101,590	Mercedes-Benz Group AG	7,164,525
10,995	MTU Aero Engines AG	4,583,279
26,320	Nemetschek SE	2,868,086
7,562	Nordex SE*	258,540
6,265	Puma SE	162,456
3,154	RENK Group AG	197,363
3,200	Rheinmetall AG	5,864,104
159,943	SAP SE	39,109,630
4,235	Scout24 SE 144A	426,597
13,390	Siemens AG	3,757,997
113,745	Siemens Energy AG*	16,065,065
225,683	Symrise AG	18,250,789
25,000	Talanx AG	3,335,003
30,280	thyssenkrupp AG	327,152
1,514	Tkms AG& Co. KGaA*	117,133
27,628	TUI AG*	291,375
1,288	Volkswagen AG	158,919
		236,801,843
	Greece — 0.2%
38,700	Metlen Energy & Metals PLC*	2,009,423
407,092	National Bank of Greece SA	6,196,714
		8,206,137
	Guatemala — 0.0%
5,639	Millicom International Cellular SA	312,626
	Guernsey — 0.0%
134,265	Super Group SGHC Ltd.	1,604,467
	Hong Kong — 2.1%
1,831,000	AIA Group Ltd.	18,805,171
15,600	ASMPT Ltd.	155,228
439,500	CK Asset Holdings Ltd.	2,213,573
100,500	CLP Holdings Ltd.	897,872
454,000	Cowell e Holdings, Inc.*	1,603,711
3,478	Futu Holdings Ltd., ADR*	571,122
163,000	Guotai Junan International Holdings Ltd.	53,095
105,000	Hang Lung Properties Ltd.	115,943
47,200	Hang Seng Bank Ltd.	930,841
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Hong Kong — continued
63,000	Henderson Land Development Co. Ltd.	227,267
233,000	HKT Trust & HKT Ltd.	344,311
576,900	Hong Kong Exchanges & Clearing Ltd.	30,139,907
333,900	Hongkong Land Holdings Ltd.	2,317,419
239,000	Hysan Development Co. Ltd.	579,136
320,400	J&T Global Express Ltd.*	429,491
6,500	Johnson Electric Holdings Ltd.	24,626
316,000	Kerry Properties Ltd.	820,948
635,500	Link REIT, REIT	2,830,250
34,000	Luk Fook Holdings International Ltd.	102,568
11,340	Melco Resorts & Entertainment Ltd., ADR*	85,844
85,500	MTR Corp. Ltd.	326,913
255,000	PCCW Ltd.	176,664
120,000	Power Assets Holdings Ltd.	849,853
121,119	Prudential PLC	1,864,754
410,000	Sun Hung Kai Properties Ltd.	4,973,413
26,000	Swire Pacific Ltd. Class A	209,083
496,500	Techtronic Industries Co. Ltd.	5,703,593
2,732,000	United Laboratories International Holdings Ltd.	4,057,411
2,847,000	Value Partners Group Ltd.	880,892
59,100	VTech Holdings Ltd.	464,651
6,818,500	WH Group Ltd. 144A	7,590,436
87,000	Wharf Real Estate Investment Co. Ltd.	274,107
379,500	Yue Yuen Industrial Holdings Ltd.	777,968
		91,398,061
	Hungary — 0.1%
223,400	MOL Hungarian Oil & Gas PLC	2,008,156
68,200	Richter Gedeon Nyrt	2,058,125
		4,066,281
	India — 0.1%
3,195,400	NMDC Ltd.	2,951,212
768,300	Redington Ltd.	2,324,869
		5,276,081
	Indonesia — 0.0%
98,000	First Pacific Co. Ltd.	74,932
8,400	Jardine Matheson Holdings Ltd.	572,910
		647,842
	Ireland — 1.6%
3,454,983	AIB Group PLC	37,102,472
1,224,597	Bank of Ireland Group PLC	23,413,267
99,694	Kerry Group PLC Class A	9,132,774
		69,648,513
	Israel — 0.8%
363,533	Bank Hapoalim BM	8,217,999
316,972	Bank Leumi Le-Israel BM	6,981,439
40See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Israel — continued
1,321,356	Bezeq The Israeli Telecommunication Corp. Ltd.	2,943,125
45,130	Check Point Software Technologies Ltd.*	8,374,323
4,300	Clal Insurance Enterprises Holdings Ltd.	276,822
426	Delek Group Ltd.	113,736
1,110	Elbit Systems Ltd.(b)	639,550
840	Elbit Systems Ltd.(b)	485,277
4,405	Enlight Renewable Energy Ltd.*	200,127
3,467	First International Bank of Israel Ltd.	272,485
5,479	Harel Insurance Investments & Financial Services Ltd.	213,078
31,673	ICL Group Ltd.(b)	181,507
10,400	ICL Group Ltd.(b)	59,384
233	Israel Corp. Ltd.	67,175
73,932	Israel Discount Bank Ltd. Class A	784,496
1,253	Menora Mivtachim Holdings Ltd.	156,301
34,974	Migdal Insurance & Financial Holdings Ltd.*	169,642
44,017	Mizrahi Tefahot Bank Ltd.	3,071,432
2,978	Nice Ltd.*	337,645
1,390	Oddity Tech Ltd. Class A *	55,850
10,974	Phoenix Financial Ltd.	453,776
4,002	Plus500 Ltd.	194,914
11,682	Shufersal Ltd.	145,712
5,313	Tel Aviv Stock Exchange Ltd.	157,921
62,500	Teva Pharmaceutical Industries Ltd.*	1,961,261
2,928	Wix.com Ltd.*	304,190
		36,819,167
	Italy — 4.5%
1,334,600	A2A SpA	3,616,771
4,616	Azimut Holding SpA(a)	192,725
3,634	Banca Generali SpA	243,250
12,495	Banca Mediolanum SpA	284,333
90,944	Banca Monte dei Paschi di Siena SpA	967,540
65,570	Banco BPM SpA(a)	995,354
11,333	BFF Bank SpA* 144A	125,787
504,014	BPER Banca SpA	6,811,182
49,614	Coca-Cola HBC AG	2,563,816
243,700	Eni SpA	4,619,584
29,300	Ferrari NV	10,902,439
5,574	Fincantieri SpA*	107,992
37,346	FinecoBank Banca Fineco SpA	969,224
304,740	Generali	12,783,598
156,564	Infrastrutture Wireless Italiane SpA(a) 144A	1,449,926
7,260	Interpump Group SpA(a)	397,309
4,545,801	Intesa Sanpaolo SpA	31,463,675
95,935	Iveco Group NV	2,114,825
467,936	Leonardo SpA	26,788,942
7,619	Lottomatica Group SpA	199,810
8,021	Maire SpA	122,012
173,500	Mediobanca Banca di Credito Finanziario SpA	3,603,382
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Italy — continued
673,960	MFE-MediaForEurope NV Class A	2,434,677
501,000	Pirelli & C SpA 144A	3,442,812
262,370	Poste Italiane SpA 144A	6,596,389
16,278	Prysmian SpA	1,622,075
254,967	Ryanair Holdings PLC, ADR	18,406,068
590,445	Telecom Italia SpA*	353,969
598,839	UniCredit SpA	49,681,347
167,357	Unipol Assicurazioni SpA	4,023,112
31,466	Webuild SpA	125,954
		198,009,879
	Ivory Coast — 0.1%
97,000	Endeavour Mining PLC(b)	5,001,613
10,092	Endeavour Mining PLC(b)	521,429
		5,523,042
	Japan — 19.9%
4,400	ABC-Mart, Inc.	74,823
129,400	Advantest Corp.	16,325,030
2,300	AEON REIT Investment Corp., REIT	2,012,683
184,100	AGC, Inc.	6,103,816
40,600	Aichi Steel Corp.	757,358
23,200	Air Water, Inc.	333,498
28,200	Aisin Corp.	527,037
11,400	Alfresa Holdings Corp.	176,930
96,900	Alps Alpine Co. Ltd.	1,233,933
14,300	ALSOK Co. Ltd.	112,180
32,500	Amada Co. Ltd.	384,517
55,200	Amano Corp.	1,483,961
31,100	ANA Holdings, Inc.	590,317
6,900	Anritsu Corp.	98,993
65,100	Artience Co. Ltd.(a)	1,429,748
11,000	Asahi Intecc Co. Ltd.	205,932
172,100	Asahi Kasei Corp.	1,526,327
46,800	Asics Corp.	1,126,692
475,800	Astellas Pharma, Inc.	6,352,909
84,100	Azbil Corp.	763,942
122,100	Bandai Namco Holdings, Inc.	3,252,186
102,900	BayCurrent, Inc.	4,257,397
60,900	Bic Camera, Inc.(a)	652,896
43,700	BIPROGY, Inc.	1,508,485
238,000	Brother Industries Ltd.	4,745,153
7,700	Canon Marketing Japan, Inc.(a)	337,782
233,600	Canon, Inc.(a)	6,910,495
158,800	Capcom Co. Ltd.	3,692,086
162,500	Central Japan Railway Co.	4,501,775
1,195,394	Chiba Bank Ltd.	13,280,902
105,100	Chubu Electric Power Co., Inc.	1,616,770
1,800	Chudenko Corp.	51,656
42See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
15,400	Chugoku Electric Power Co., Inc.	97,618
343,900	Citizen Watch Co. Ltd.	2,801,373
114,200	Coca-Cola Bottlers Japan Holdings, Inc.	2,308,378
7,000	COMSYS Holdings Corp.	203,424
11,000	Cosmo Energy Holdings Co. Ltd.	292,913
1,800	Cosmos Pharmaceutical Corp.	91,455
202,600	Credit Saison Co. Ltd.	5,440,483
114,200	CyberAgent, Inc.	975,415
447,500	Daicel Corp.(a)	3,985,635
21,200	Daifuku Co. Ltd.	667,835
111,200	Daiichi Sankyo Co. Ltd.	2,366,713
21,500	Daikin Industries Ltd.	2,758,171
55,600	Daiwa House Industry Co. Ltd.	1,845,216
174,200	Daiwa Securities Group, Inc.	1,524,950
5,500	Disco Corp.	1,695,013
5,000	Dowa Holdings Co. Ltd.	237,365
58,600	East Japan Railway Co.	1,549,798
13,700	Eisai Co. Ltd.	406,176
99,200	Electric Power Development Co. Ltd.	2,003,313
224,300	ENEOS Holdings, Inc.	1,583,996
11,400	EXEO Group, Inc.	189,127
143,700	Ezaki Glico Co. Ltd.(a)	4,966,889
319,900	FANUC Corp.	12,442,070
33,500	Fast Retailing Co. Ltd.	12,140,712
121,000	Food & Life Cos. Ltd.	6,129,703
5,900	Fuji Corp.	137,260
65,400	FUJIFILM Holdings Corp.	1,396,411
14,900	Fujikura Ltd.	1,662,992
41,600	Fukuoka Financial Group, Inc.	1,341,846
28,700	Futaba Industrial Co. Ltd.	191,865
173	GLP J-Reit, REIT	164,365
2,300	GMO internet group, Inc.	57,530
6,600	GungHo Online Entertainment, Inc.*	106,187
100,000	Hamamatsu Photonics KK	1,062,124
24,700	Hankyu Hanshin Holdings, Inc.	620,789
60,800	Hirose Electric Co. Ltd.	6,718,164
3,900	Hisamitsu Pharmaceutical Co., Inc.	109,117
57,000	Hokkaido Electric Power Co., Inc.	380,747
751,400	Honda Motor Co. Ltd.	7,350,424
31,700	Horiba Ltd.	3,232,658
8,000	Hoshizaki Corp.	267,026
21,400	Hoya Corp.	3,239,267
10,200	Ichinen Holdings Co. Ltd.	138,559
64,000	Idemitsu Kosan Co. Ltd.	482,433
9,500	Iida Group Holdings Co. Ltd.	152,720
477,000	Inpex Corp.	9,433,256
24,200	Internet Initiative Japan, Inc.	427,167
256,000	Isuzu Motors Ltd.	3,988,211
26,100	Iwatani Corp.	274,452
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
28,700	JAC Recruitment Co. Ltd.	194,642
51,500	Japan Airlines Co. Ltd.	957,970
3,900	Japan Airport Terminal Co. Ltd.	109,222
171,600	Japan Exchange Group, Inc.	1,830,318
533,000	Japan Petroleum Exploration Co. Ltd.	5,319,927
261,000	Japan Post Bank Co. Ltd.	3,668,245
1,056,400	Japan Post Holdings Co. Ltd.	11,101,477
200,100	Japan Post Insurance Co. Ltd.	6,000,203
21,700	Japan Securities Finance Co. Ltd.	280,018
13,400	JTEKT Corp.	148,523
34,000	JX Advanced Metals Corp.	426,362
166,200	Kakaku.com, Inc.	2,457,855
120,400	Kamigumi Co. Ltd.	3,887,187
10,100	Kanadevia Corp.	61,324
89,700	Kaneka Corp.	2,514,201
442,000	Kanematsu Corp.	5,078,241
51,900	Kansai Electric Power Co., Inc.	813,813
8,400	Kansai Paint Co. Ltd.	132,454
92,200	Kao Corp.	3,686,993
14,700	Kato Sangyo Co. Ltd.	602,142
173,900	Kawasaki Kisen Kaisha Ltd.(a)	2,416,346
128,100	KDDI Corp.	2,214,436
6,300	Keio Corp.	162,783
31,600	Keisei Electric Railway Co. Ltd.	259,583
36,800	Keyence Corp.	13,323,884
44,100	Kikkoman Corp.	399,633
31,900	Kintetsu Group Holdings Co. Ltd.	625,050
29,200	Kioxia Holdings Corp.*	1,953,656
137,900	Kirin Holdings Co. Ltd.	2,072,738
92,500	Kitz Corp.	1,027,612
76,200	Kohnan Shoji Co. Ltd.	1,949,960
10,800	Koito Manufacturing Co. Ltd.	159,610
86,300	Komatsu Ltd.	2,756,904
10,300	Konami Group Corp.	1,402,983
26,586	Kose Corp.(a)	890,498
61,300	Kuraray Co. Ltd.(a)	619,606
9,400	Kurita Water Industries Ltd.	381,110
56,100	Kushikatsu Tanaka Holdings Co.(a)	716,993
76,000	Kyocera Corp.	1,066,179
14,300	Kyowa Kirin Co. Ltd.(a)	230,051
25,200	Kyushu Electric Power Co., Inc.	270,164
8,500	Kyushu Railway Co.	221,305
198,700	Lasertec Corp.	37,685,087
7,600	Life Corp.	123,804
21,200	Lintec Corp.	598,505
117,300	Lion Corp.	1,237,371
219,500	Lixil Corp.	2,650,296
194,300	LY Corp.	517,004
683,400	M3, Inc.(a)	9,248,544
44See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
69,200	Mabuchi Motor Co. Ltd.	635,521
133,600	Macnica Holdings, Inc.(a)	2,042,308
600	Makino Milling Machine Co. Ltd.	42,252
13,600	Makita Corp.	410,529
69,100	Marubeni Corp.	1,921,553
39,400	Mazda Motor Corp.	307,501
5,800	McDonald's Holdings Co. Japan Ltd.	236,631
870,300	Mebuki Financial Group, Inc.	5,747,902
11,700	Medipal Holdings Corp.	206,990
14,600	MEIJI Holdings Co. Ltd.	325,392
2,100	Micronics Japan Co. Ltd.(a)	94,022
16,900	MISUMI Group, Inc.	264,191
559,000	Mitsubishi Chemical Group Corp.	3,262,723
802,200	Mitsubishi Electric Corp.	23,517,957
280,300	Mitsubishi HC Capital, Inc.	2,344,585
35,600	Mitsubishi Motors Corp.	84,402
108,900	Mitsui Fudosan Co. Ltd.	1,238,169
9,700	Mitsui Kinzoku Co. Ltd.	1,095,033
5,100	Miura Co. Ltd.	98,973
77,100	MIXI, Inc.	1,343,270
74,700	Mizuho Financial Group, Inc.	2,710,667
456,000	Mizuho Leasing Co. Ltd.(a)	4,102,821
3,100	Modec, Inc.	235,808
74,600	MS&AD Insurance Group Holdings, Inc.	1,755,440
92,700	Murata Manufacturing Co. Ltd.	1,923,128
100,600	Nabtesco Corp.	2,408,881
31,500	Nagase & Co. Ltd.	765,183
11,500	Nagoya Railroad Co. Ltd.(a)	123,309
6,100	Nankai Electric Railway Co. Ltd.(a)	115,929
534,300	NEC Corp.	18,004,034
245,600	Nexon Co. Ltd.	6,021,002
337,600	NGK Insulators Ltd.	7,226,014
67,600	NH Foods Ltd.	2,826,844
13,400	Nichirei Corp.	159,639
46,000	NIDEC Corp.	622,517
5,500	Nifco, Inc.	170,090
15,200	Nikon Corp.(a)	169,316
66,800	Nintendo Co. Ltd.	4,509,274
27,000	Nippon Electric Glass Co. Ltd.	1,061,501
219,000	Nippon Express Holdings, Inc.	4,683,825
6,800	Nippon Gas Co. Ltd.	128,678
140,500	Nippon Shinyaku Co. Ltd.	5,058,830
128,100	Nippon Soda Co. Ltd.	2,960,265
56,400	Nippon Yusen KK	1,824,837
7,400	Nishi-Nippon Financial Holdings, Inc.	151,448
4,200	Nishi-Nippon Railroad Co. Ltd.	74,829
8,700	Nissan Chemical Corp.	297,940
12,200	Nisshin Seifun Group, Inc.	149,550
54,600	Nisshinbo Holdings, Inc.	457,268
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
12,100	Nissin Foods Holdings Co. Ltd.	225,340
341,800	Nitori Holdings Co. Ltd.(a)	5,979,240
537,900	Nitto Denko Corp.	12,772,461
17,700	Nojima Corp.	134,429
1,233,400	Nomura Holdings, Inc.	10,253,074
112,800	Nomura Research Institute Ltd.	4,339,518
3,700	NS Solutions Corp.(a)	104,275
21,800	NSK Ltd.	135,470
10,214,200	NTT, Inc.	10,298,187
36,700	OBIC Business Consultants Co. Ltd.	1,980,311
176,300	Obic Co. Ltd.	5,536,280
28,200	Odakyu Electric Railway Co. Ltd.	307,020
10,700	Okinawa Electric Power Co., Inc.	76,212
444,600	Olympus Corp.	5,659,621
10,600	Omron Corp.	268,414
203,500	Ono Pharmaceutical Co. Ltd.	2,818,783
2,100	Oracle Corp. Japan	176,871
132,900	Oriental Land Co. Ltd.	2,456,683
184,700	ORIX Corp.	5,365,967
190,100	Osaka Gas Co. Ltd.	6,593,816
66,300	OSG Corp.	967,633
10,400	Otsuka Corp.	213,953
69,200	Otsuka Holdings Co. Ltd.	3,906,809
112,000	Pan Pacific International Holdings Corp.	666,987
531,500	Panasonic Holdings Corp.	6,948,438
7,000	Park24 Co. Ltd.	93,371
1,340,900	Persol Holdings Co. Ltd.	2,483,182
20,100	Raito Kogyo Co. Ltd.	433,186
215,000	Rakuten Bank Ltd.*(a)	9,401,872
74,900	Recruit Holdings Co. Ltd.	4,269,962
492,400	Rengo Co. Ltd.	3,813,276
2,977,500	Resona Holdings, Inc.	28,212,860
12,000	Resorttrust, Inc.	150,353
29,400	Ricoh Co. Ltd.	257,934
16,400	Rinnai Corp.	415,007
606,500	Rohto Pharmaceutical Co. Ltd.	10,171,346
6,400	Rorze Corp.	92,028
473,400	Ryohin Keikaku Co. Ltd.	8,405,266
331,500	Sankyo Co. Ltd.	5,377,309
42,100	Sankyu, Inc.	2,268,169
44,600	Sanrio Co. Ltd.	1,398,317
295,600	Santen Pharmaceutical Co. Ltd.	3,062,112
18,200	Sanwa Holdings Corp.	473,077
29,600	Sanyo Chemical Industries Ltd.	986,318
65,500	SCREEN Holdings Co. Ltd.(a)	6,346,188
29,300	Secom Co. Ltd.	1,040,602
9,300	Sega Sammy Holdings, Inc.	145,307
12,200	Seibu Holdings, Inc.	335,199
255,900	Seiko Epson Corp.	3,240,948
46See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
148,200	Sekisui Chemical Co. Ltd.	2,484,665
1,300	SHIFT, Inc.*(a)	8,153
407,400	Shimadzu Corp.	10,842,604
63,300	Shimano, Inc.(a)	6,678,700
24,400	Shin-Etsu Chemical Co. Ltd.	758,285
365,300	Shionogi & Co. Ltd.	6,605,370
12,000	Sinfonia Technology Co. Ltd.	696,170
13,800	Skylark Holdings Co. Ltd.	296,357
11,500	SMC Corp.	4,001,575
3,100	Socionext, Inc.	43,216
693,300	SoftBank Corp.	951,165
145,400	Sojitz Corp.	4,518,751
253,200	Sompo Holdings, Inc.	8,614,368
331,000	Sony Group Corp.	8,454,745
189,600	Square Enix Holdings Co. Ltd.	3,463,772
168,100	Stanley Electric Co. Ltd.	3,306,309
249,500	Subaru Corp.	5,354,931
88,600	Sugi Holdings Co. Ltd.	2,087,612
4,000	Sumitomo Bakelite Co. Ltd.	131,947
279,000	Sumitomo Corp.	9,642,705
81,000	Sumitomo Mitsui Financial Group, Inc.	2,605,106
118,400	Sumitomo Mitsui Trust Group, Inc.	3,595,304
20,900	Sumitomo Osaka Cement Co. Ltd.	507,425
383,100	Sumitomo Pharma Co. Ltd.*	5,675,247
315,500	Sumitomo Rubber Industries Ltd.	4,863,162
2,800	Sumitomo Warehouse Co. Ltd.(a)	63,442
2,200	Sundrug Co. Ltd.	60,546
55,300	Suntory Beverage & Food Ltd.(a)	1,669,973
4,200	Suzuken Co. Ltd.	164,276
717,700	Suzuki Motor Corp.	10,652,100
29,400	Sysmex Corp.	289,592
29,800	T&D Holdings, Inc.	686,248
6,500	Taiheiyo Cement Corp.	161,342
97,600	Taisei Corp.	9,246,249
249,800	Takeda Pharmaceutical Co. Ltd.	7,755,332
168,500	Takeda Pharmaceutical Co. Ltd., ADR	2,626,915
164,100	TDK Corp.	2,320,236
788,500	Terumo Corp.	11,480,222
80,600	TIS, Inc.	2,696,144
50,400	Tobu Railway Co. Ltd.	848,400
70,600	Toho Co. Ltd.	3,597,628
4,600	Toho Gas Co. Ltd.	136,598
29,900	Tohoku Electric Power Co., Inc.	219,406
37,100	TOKAI Holdings Corp.(a)	255,890
13,000	Token Corp.	1,216,211
178,300	Tokuyama Corp.	4,678,255
818,900	Tokyo Electric Power Co. Holdings, Inc.*(a)	3,421,274
60,600	Tokyo Electron Ltd.	13,299,908
19,900	Tokyo Gas Co. Ltd.	786,338
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
17,400	Tokyo Metro Co. Ltd.(a)	176,980
43,100	Tokyo Ohka Kogyo Co. Ltd.	1,599,636
1,900	Tokyo Seimitsu Co. Ltd.	134,261
31,900	Tokyu Corp.	373,023
74,500	Toray Industries, Inc.	485,214
2,900	Toridoll Holdings Corp.	78,378
84,400	TOTO Ltd.	2,328,827
106,800	Toyo Seikan Group Holdings Ltd.	2,602,371
265,300	Toyo Suisan Kaisha Ltd.	18,153,459
4,200	Toyoda Gosei Co. Ltd.	105,804
212,700	Toyota Motor Corp.	4,546,993
35,400	Toyota Tsusho Corp.	1,193,001
32,300	Trend Micro, Inc.	1,336,555
210,600	TS Tech Co. Ltd.	2,477,967
45,500	Tsubakimoto Chain Co.	669,795
16,940	Tsuruha Holdings, Inc.(a)	310,753
56,200	UACJ Corp.	758,630
48,400	Ulvac, Inc.	2,190,486
466,500	Unicharm Corp.	2,671,995
173	United Urban Investment Corp., REIT	202,027
25,700	Valor Holdings Co. Ltd.	552,029
6,000	Visional, Inc.*	383,469
23,900	Warabeya Nichiyo Holdings Co. Ltd.	501,133
24,000	West Japan Railway Co.	479,601
114,900	Yakult Honsha Co. Ltd.	1,800,877
44,400	Yamada Holdings Co. Ltd.	147,168
11,700	Yamaguchi Financial Group, Inc.	158,065
83,700	Yamaha Corp.	581,791
32,100	Yamato Holdings Co. Ltd.	451,591
27,700	Yamato Kogyo Co. Ltd.	1,888,657
7,700	Yamazaki Baking Co. Ltd.	162,054
194,600	Yaskawa Electric Corp.	5,854,359
13,400	Yokogawa Electric Corp.	429,468
180,600	Yokohama Rubber Co. Ltd.	6,942,418
2,000	Yonex Co. Ltd.	42,387
19,800	Zensho Holdings Co. Ltd.	1,134,058
		869,923,533
	Luxembourg — 0.3%
290,588	ArcelorMittal SA	13,225,633
7,810	Eurofins Scientific SE	570,829
		13,796,462
	Macau — 0.3%
1,953,000	Galaxy Entertainment Group Ltd.	9,577,954
72,400	MGM China Holdings Ltd.	121,509
797,200	Sands China Ltd.	2,008,890
		11,708,353
48See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Mexico — 0.0%
9,679	Fresnillo PLC	430,057
	Netherlands — 4.1%
228,997	ABN AMRO Bank NV CVA, GDR 144A	7,988,047
6,368	Adyen NV* 144A	10,210,764
2,648	ASM International NV	1,595,246
57,405	ASML Holding NV(b)	61,321,991
160	ASML Holding NV(b)	169,748
8,978	ASML Holding NV, ADR NYRS	9,605,203
36,111	ASR Nederland NV	2,561,769
1,760	Basic-Fit NV* 144A	61,104
144,378	Euronext NV 144A	21,656,330
26,552	EXOR NV	2,248,817
899,451	ING Groep NV	25,268,514
121,397	ING Groep NV, ADR	3,399,116
209,400	Koninklijke Ahold Delhaize NV	8,582,600
1,139	Koninklijke Heijmans NV	90,005
222,725	NN Group NV	17,135,190
81,365	Wolters Kluwer NV	8,442,448
		180,336,892
	New Zealand — 0.0%
13,382	Fisher & Paykel Healthcare Corp. Ltd.	290,896
9,806	Xero Ltd.*	740,892
		1,031,788
	Nigeria — 0.0%
66,241	Airtel Africa PLC 144A	313,386
	Norway — 0.7%
458,413	Aker BP ASA	11,656,690
100,400	Austevoll Seafood ASA	970,289
168,245	DNB Bank ASA	4,682,237
45,073	Equinor ASA	1,064,872
100,715	Kongsberg Gruppen ASA	2,580,234
608,300	Norsk Hydro ASA	4,696,924
179,300	Orkla ASA	2,000,191
3,174	Protector Forsikring ASA	164,434
27,309	Storebrand ASA	467,354
38,072	Telenor ASA	553,802
		28,837,027
	Peru — 0.0%
20,384	Hochschild Mining PLC	139,932
	Portugal — 0.4%
536,228	Banco Comercial Portugues SA Class R	561,553
23,068	CTT-Correios de Portugal SA	201,303
61,352	EDP SA	281,821
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Portugal — continued
254,291	Galp Energia SGPS SA	4,329,237
352,335	Jeronimo Martins SGPS SA	8,387,395
1,650,798	Sonae SGPS SA	3,116,303
		16,877,612
	Russia — 0.0%
3,792,080	Gazprom PJSC*(d)(e)(f)	—
843,000	GMK Norilskiy Nickel PAO*(d)(e)(f)	—
113,778	LUKOIL PJSC*(d)(e)(f)	—
18,119	Novatek PJSC*(d)(e)(f)	—
169,349	Rosneft Oil Co. PJSC*(d)(e)(f)	—
1,092,670	Sberbank of Russia PJSC*(d)(e)(f)	—
296,674	Tatneft PJSC*(d)(e)(f)	—
		0
	Singapore — 0.6%
126,600	ComfortDelGro Corp. Ltd.	145,520
4,781,600	Genting Singapore Ltd.(a)	2,690,985
16,364	Hafnia Ltd.	88,108
120,400	iFAST Corp. Ltd.	891,330
500,000	IGG, Inc.	244,118
122,300	Jardine Cycle & Carriage Ltd.	3,216,074
72,600	Keppel Ltd.	582,488
159,200	Netlink NBN Trust(c)	119,435
51,400	SATS Ltd.	151,982
22,833	Sea Ltd., ADR*	2,912,806
84,300	Singapore Airlines Ltd.(a)	419,128
330,900	Singapore Exchange Ltd.	4,346,033
111,400	Singapore Technologies Engineering Ltd.	726,476
1,904,400	Singapore Telecommunications Ltd.	6,744,228
16,776	STMicroelectronics NV(b)	434,488
11,198	STMicroelectronics NV(b)	291,843
99,000	United Overseas Bank Ltd.	2,694,853
23,500	UOL Group Ltd.	159,520
15,500	Venture Corp. Ltd.	182,165
99,900	Yangzijiang Financial Holding Ltd.	30,942
99,900	Yangzijiang Maritime Development Ltd.*	48,163
		27,120,685
	South Africa — 0.3%
44,291	Anglo American PLC(b)	1,821,277
20,126	Anglo American PLC(a)(b)	833,003
104,100	Gold Fields Ltd.	4,537,093
46,600	Naspers Ltd. Class N	3,093,326
1,003,000	Old Mutual Ltd.(a)	903,655
1,496	Sibanye Stillwater Ltd., ADR*	21,318
		11,209,672
	South Korea — 0.6%
84,300	Doosan Bobcat, Inc.	3,359,989
50See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	South Korea — continued
1,496	Hyundai Mobis Co. Ltd.	387,625
107,837	Kia Corp.	9,083,822
109,788	Samsung Electronics Co. Ltd.	9,150,203
15,721	Samsung Fire & Marine Insurance Co. Ltd.	5,418,655
		27,400,294
	Spain — 3.5%
13,727	ACS Actividades de Construccion y Servicios SA	1,360,563
41,851	Aena SME SA 144A	1,170,824
175,052	Amadeus IT Group SA	12,831,652
13,979	Atalaya Mining Copper SA	158,885
384,863	Banco Bilbao Vizcaya Argentaria SA	8,996,258
48,347	Banco Bilbao Vizcaya Argentaria SA, ADR	1,126,969
336,312	Banco de Sabadell SA	1,317,977
3,427,991	Banco Santander SA	40,201,283
820,947	Bankinter SA	13,584,587
2,836,382	CaixaBank SA	34,616,484
98,952	Cellnex Telecom SA* 144A	3,180,915
14,934	Grifols SA(a)	186,754
704,120	Iberdrola SA	15,231,044
7,958	Indra Sistemas SA(a)	450,963
60,876	Industria de Diseno Textil SA	4,007,368
1,222,320	Mapfre SA	6,147,559
421,992	Repsol SA	7,898,654
3,614	Solaria Energia y Medio Ambiente SA*	76,747
204,829	Unicaja Banco SA 144A	664,796
		153,210,282
	Sweden — 1.8%
17,313	Alfa Laval AB	873,660
484,987	Assa Abloy AB Class B	18,777,599
208,714	Betsson AB Class B	3,335,196
1,942	Camurus AB*	129,187
8,936	Evolution AB 144A	607,337
107,429	H & M Hennes & Mauritz AB Class B (a)	2,158,053
5,864	Hemnet Group AB(a)	109,945
15,338	Husqvarna AB Class B	77,312
97,771	Investor AB Class B	3,484,439
4,447	L E Lundbergforetagen AB Class B	245,739
27,924	Loomis AB	1,181,947
63,300	NCC AB Class B	1,506,884
19,708	Sandvik AB	637,494
7,953	Sectra AB Class B	215,443
185,400	Securitas AB Class B	2,950,253
168,700	SKF AB Class B	4,477,611
684,678	Svenska Cellulosa AB SCA Class B	9,082,362
242,800	Swedbank AB Class A	8,435,545
32,256	Tele2 AB Class B	540,526
250,056	Telefonaktiebolaget LM Ericsson, ADR	2,413,040
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Sweden — continued
879,161	Telefonaktiebolaget LM Ericsson Class B	8,571,073
130,628	Telia Co. AB	557,345
12,034	Trelleborg AB Class B	508,560
284,900	Volvo AB Class B	9,119,975
		79,996,525
	Switzerland — 4.5%
111,543	ABB Ltd.(b)	8,243,843
20,306	ABB Ltd.(b)	1,501,872
6,656	Accelleron Industries AG	516,366
77,000	Adecco Group AG	2,236,588
62,500	Avolta AG	3,706,016
570	Belimo Holding AG	554,913
4,757	Cembra Money Bank AG	595,890
319	Chocoladefabriken Lindt & Spruengli AG	4,664,505
75,188	Cie Financiere Richemont SA Class A	16,223,717
1,853	dormakaba Holding AG	149,806
1,230	Flughafen Zurich AG	389,639
65,492	Galderma Group AG	13,291,268
15,080	Huber & Suhner AG	2,727,828
169,231	Julius Baer Group Ltd.	13,227,749
1,261	Kardex Holding AG	436,813
11,959	Landis & Gyr Group AG	774,139
35,681	Logitech International SA(b)	3,633,159
21,169	Logitech International SA(b)	2,121,557
25,572	Lonza Group AG	17,297,647
190,310	On Holding AG Class A *	8,845,609
324,499	Sandoz Group AG	23,645,462
24,359	Schindler Holding AG(b)	9,178,208
851	Schindler Holding AG(b)	301,581
51,244	Sika AG	10,500,759
15,786	Sonova Holding AG	4,072,271
4,989	Sunrise Communications AG Class A	266,936
18,949	Swatch Group AG Bearer Shares (a)	4,020,868
5,418	Temenos AG	541,185
701,025	UBS Group AG(b)	32,400,191
59,066	UBS Group AG*(b)	2,735,347
907	VAT Group AG(a) 144A	435,455
7,669	Zurich Insurance Group AG	5,819,800
		195,056,987
	Taiwan — 1.0%
971,000	Chipbond Technology Corp.	1,661,797
413,000	Hon Hai Precision Industry Co. Ltd.	3,000,744
270,000	Taiwan Semiconductor Manufacturing Co. Ltd.	13,190,412
72,770	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,114,075
1,296,000	United Microelectronics Corp.	2,025,798
		41,992,826
52See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Turkey — 0.1%
1,439,800	Coca-Cola Icecek AS	1,970,215
5,732	Eldorado Gold Corp.*(a)(b)	206,281
7,388	Eldorado Gold Corp.*(b)	265,377
		2,441,873
	United Kingdom — 10.1%
46,000	3i Group PLC	1,997,032
13,543	Admiral Group PLC	578,534
19,594	AJ Bell PLC	116,263
21,521	Allfunds Group PLC	202,328
162,841	Associated British Foods PLC	4,659,525
91,660	AstraZeneca PLC(b)	16,846,701
28,024	AstraZeneca PLC(b)	5,160,235
47,316	AstraZeneca PLC, ADR	4,349,760
52,604	Auto Trader Group PLC 144A	413,933
758,803	Aviva PLC	6,932,311
403,600	B&M European Value Retail SA	916,333
15,031	Babcock International Group PLC	249,657
420,377	Balfour Beatty PLC	4,001,036
6,205,653	Barclays PLC	39,309,035
9,364	Bodycote PLC	87,296
45,200	British American Tobacco PLC(b)	2,556,317
765	British American Tobacco PLC(b)	43,433
1,801,577	BT Group PLC	4,445,307
16,442	Burberry Group PLC*	279,621
1,899,300	Centrica PLC	4,315,304
18,927	Chemring Group PLC	119,807
533,500	CK Hutchison Holdings Ltd.	3,634,366
347,505	Compass Group PLC	11,032,082
14,300	Computacenter PLC	563,228
77,825	Croda International PLC	2,814,306
24,891	Currys PLC	42,189
597,581	Diageo PLC	12,844,612
456,268	Drax Group PLC	5,143,136
16,570	easyJet PLC	113,328
34,193	Firstgroup PLC	87,551
21,894	Halma PLC	1,035,335
303,200	Hiscox Ltd.	5,768,352
556,400	HSBC Holdings PLC	8,704,356
144,234	IG Group Holdings PLC	2,551,206
554,517	IMI PLC	18,447,149
229,500	Imperial Brands PLC	9,627,823
20,462	Inchcape PLC	211,657
76,071	Informa PLC	900,399
9,293	InterContinental Hotels Group PLC	1,298,936
1,260,030	International Consolidated Airlines Group SA(b)	6,961,828
28,915	International Consolidated Airlines Group SA(b)	160,222
1,101,600	J Sainsbury PLC	4,844,376
6,214	JET2 PLC	117,069
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
1,751,120	Kingfisher PLC	7,326,844
19,121	Lancashire Holdings Ltd.	163,868
320,213	Legal & General Group PLC	1,121,961
29,659,211	Lloyds Banking Group PLC	39,002,018
592,819	Lloyds Banking Group PLC, ADR	3,141,941
265,695	London Stock Exchange Group PLC	31,924,684
949,651	Man Group PLC	2,908,038
109,317	Marks & Spencer Group PLC	485,233
393,300	Mitchells & Butlers PLC*	1,375,097
32,159	MONY Group PLC	79,043
5,339,154	NatWest Group PLC	46,467,675
21,024	OSB Group PLC	179,137
421,633	Paragon Banking Group PLC	4,818,240
345,600	QinetiQ Group PLC	2,041,557
45,155	Quilter PLC 144A	111,146
161,904	Reckitt Benckiser Group PLC	13,079,731
555,141	RELX PLC(b)	22,406,166
31,420	RELX PLC(b)	1,279,812
39,924	Rightmove PLC	278,512
469,411	Rolls-Royce Holdings PLC	7,280,421
287,132	Sage Group PLC	4,172,125
630,866	Serco Group PLC	2,350,180
881,918	Smith & Nephew PLC	14,650,197
59,894	Spirax Group PLC	5,465,677
88,784	Standard Chartered PLC	2,163,530
1,391,600	Tesco PLC	8,267,590
50,139	TP ICAP Group PLC	175,219
8,111	Vesuvius PLC	43,291
5,764,678	Vodafone Group PLC	7,643,132
1,209,680	Vodafone Group PLC, ADR	15,979,873
		440,865,212
	United States — 9.0%
8,826	ACI Worldwide, Inc.*	421,971
29,669	Adobe, Inc.*	10,383,853
761,026	Aegon Ltd.	5,869,519
94,894	Agilent Technologies, Inc.	12,912,227
131,661	Alcon AG(b)	10,456,308
12,721	Alcon AG(b)	1,002,542
33,042	American Tower Corp., REIT	5,801,184
181	AP Moller - Maersk AS Class A	416,581
253	AP Moller - Maersk AS Class B	582,786
8,754	Autodesk, Inc.*	2,591,271
70	BeOne Medicines Ltd., ADR*	21,267
836,623	BP PLC	4,846,129
87,648	Bristol-Myers Squibb Co.	4,727,733
1,964	BRP, Inc.	138,973
12,451	Cadence Design Systems, Inc.*	3,891,934
5,906	Carnival PLC, ADR*	179,129
54See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	United States — continued
7,728	Charles River Laboratories International, Inc.*	1,541,581
160,157	CRH PLC	19,987,594
153	CyberArk Software Ltd.*	68,247
28,552	Danaher Corp.	6,536,124
470,389	Experian PLC	21,228,263
17,978	Ferrovial SE	1,161,981
130,610	GFL Environmental, Inc.	5,609,699
510,904	GSK PLC	12,528,726
5,680,448	Haleon PLC	28,682,065
4,086	Intuit, Inc.	2,706,648
533,629	Kenvue, Inc.	9,205,100
23,893	Las Vegas Sands Corp.	1,555,195
24,136	Lennar Corp. Class A	2,481,181
34,337	Lowe's Cos., Inc.	8,280,711
39,758	McDonald's Corp.	12,151,237
172,400	Novartis AG	23,810,517
34,952	Polaris, Inc.	2,210,714
45,590	Reliance Worldwide Corp. Ltd.	116,946
112,842	Roche Holding AG	46,625,165
5,799	Roper Technologies, Inc.	2,581,309
4,472	Royal Gold, Inc.	994,081
2,160	Salesforce, Inc.	572,206
94,600	Sanofi SA	9,172,024
133,314	Schneider Electric SE	36,518,249
311,200	Shell PLC	11,407,098
155,300	Signify NV 144A	3,814,579
32,025	Sinch AB*(a) 144A	108,484
21,031	Spotify Technology SA*	12,212,912
56,700	Swiss Re AG	9,453,162
381,642	Tenaris SA	7,357,245
22,467	TJX Cos., Inc.	3,451,156
12,290	Tyson Foods, Inc. Class A	720,440
25,468	United Parcel Service, Inc. Class B	2,526,171
31,121	Waters Corp.*	11,820,689
66,402	Zoetis, Inc.	8,354,700
		391,795,606
	Zambia — 0.0%
41,123	First Quantum Minerals Ltd.*	1,104,013
	TOTAL COMMON STOCKS (COST $3,292,784,883)	4,227,939,978
	INVESTMENT COMPANIES — 0.4%
	United States — 0.4%
63,813	iShares Core MSCI EAFE ETF	5,708,711
60,943	iShares MSCI EAFE ETF	5,852,356
81,765	Vanguard FTSE Developed Markets ETF	5,107,860
	TOTAL INVESTMENT COMPANIES (COST $14,441,788)	16,668,927

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
	PREFERRED STOCKS — 0.2%
	Germany — 0.2%
22,700	Henkel AG & Co. KGaA, 2.92%	1,854,070
2,606	Jungheinrich AG, 2.26%	107,799
8,471	Porsche Automobil Holding SE, 4.80%	396,985
1,311	Sartorius AG, 0.30%	378,796
49,481	Volkswagen AG, 6.11%	6,014,218
		8,751,868
	TOTAL PREFERRED STOCKS (COST $12,695,002)	8,751,868

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.0%
	Mutual Fund - Securities Lending Collateral — 0.0%
2,887,129	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(g)(h)	2,887,128
	TOTAL SHORT-TERM INVESTMENT (COST $2,887,129)	2,887,128
	TOTAL INVESTMENTS — 97.5% (Cost $3,322,808,802)	4,256,247,901
	Other Assets and Liabilities (net) — 2.5%	107,483,931
	NET ASSETS — 100.0%	$4,363,731,832

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Securities are traded on separate exchanges for the same entity.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(e)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2025 was $29,569,045.

(f)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate cost of these securities held at December 31, 2025 was $29,569,045.

(g)	The rate disclosed is the 7-day net yield as of December 31, 2025.
(h)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $95,473,977 which represents 2.2% of net assets.

56See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
564	MSCI EAFE	Mar 2026	$81,839,220	$(505,779)

Abbreviations
ADR	—	American Depository Receipt
CVA	—	Certificaten Van Aandelen
ETF	—	Exchange-traded fund
GDR	—	Global Depository Receipt
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	26.9
Consumer, Non-cyclical	16.3
Industrial	14.8
Consumer, Cyclical	10.9
Basic Materials	10.1
Technology	9.7
Communications	3.7
Energy	3.5
Utilities	1.2
Investment Companies	0.4
Diversified	0.0*
Short-Term Investment	0.0*
Other Assets and Liabilities (net)	2.5
100.0%

*	Amount rounds to zero.
58See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2025 (Unaudited)

Par Value(a)		Description	Value ($)
		DEBT OBLIGATIONS — 98.8%
		Asset Backed Securities — 10.6%
141,328		ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, 3.20%, due 12/29/30 144A	140,160
1,800,000		Affirm Master Trust, Series 2025-1A, Class A, 4.99%, due 02/15/33 144A	1,818,807
148,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	145,378
221,000		Aligned Data Centers Issuer LLC, Series 2023-2A, Class A2, 6.50%, due 11/16/48 144A	224,214
8,442		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	8,429
206,503		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	205,089
700,000		AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, due 12/18/28	711,250
800,000		AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C, 6.00%, due 07/18/29	821,152
1,522,977		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,497,261
2,742,000		AMSR Trust, Series 2022-SFR3, Class A, 4.00%, due 10/17/39 144A	2,730,401
181,000		AMSR Trust, Series 2025-SFR1, Class A, 3.66%, due 06/17/42 144A	174,956
211,000		AMSR Trust, Series 2025-SFR2, Class A, 4.28%, due 11/17/42 144A	208,300
71,653		Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 07/17/46 144A	66,018
497,437		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	484,951
1,466,000		Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, due 12/20/30 144A	1,514,971
2,500,000	EUR	Barings Euro CLO DAC, Series 2015-1A, Class ARR, 3.05% (3 mo. EURIBOR + 0.98%), due 07/25/35(b) 144A	2,938,334
2,600,000		Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R2, 5.16% (3 mo. USD Term SOFR + 1.24%), due 01/15/39(b) 144A	2,594,088
1,227,297	EUR	BNPP AM Euro CLO DAC, Series 2018-1A, Class AR, 2.63% (3 mo. EURIBOR + 0.60%), due 04/15/31(b) 144A	1,433,726
964,086		BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, due 04/25/54(c) 144A	977,657
1,950,000		Capital One Multi-Asset Execution Trust, Series 2025-A3, Class A, 4.65%, due 10/15/37	1,959,694
128,000		Capital One Prime Auto Receivables Trust, Series 2025-1, Class A3, 3.85%, due 07/15/30	128,181
215,009	EUR	Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2A, Class AR1, 2.81% (3 mo. EURIBOR + 0.75%), due 11/15/31(b) 144A	252,646
400,000		CarMax Auto Owner Trust, Series 2022-1, Class C, 2.20%, due 11/15/27	398,172
200,000		CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, due 07/17/28	199,092
221,000		Carvana Auto Receivables Trust, Series 2025-P4, Class A3, 4.14%, due 12/10/30	221,800
402,644		CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	342,090
389,295		CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	316,474
3,650,000		CIFC Funding Ltd., Series 2023-1A, Class A1R, 5.14% (3 mo. USD Term SOFR + 1.24%), due 10/15/38(b) 144A	3,651,544
288,673		CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, due 06/20/50 144A	293,754
347,302		CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	328,253
257,695		CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	240,267
267,185		CLI Funding VIII LLC, Series 2022-1A, Class A, 2.72%, due 01/18/47 144A	249,376
2,152,000		CNH Equipment Trust, Series 2025-B, Class A3, 4.30%, due 10/15/30	2,177,191
256,000		Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.25%, due 02/25/49 144A	257,520
328,000		Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.32%, due 05/25/50 144A	331,671
199,000		Compass Datacenters Issuer III LLC, Series 2025-2A, Class A2, 5.84%, due 02/25/50 144A	202,665
1,003,000		Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.29%, due 07/25/50 144A	1,011,362
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
221,000		Concord Music Royalties LLC, Series 2025-2A, Class A, 5.79%, due 07/20/75 144A	223,465
235,000		Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2, 6.00%, due 05/20/55 144A	240,821
176,000		Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class A2, 5.52%, due 12/20/55 144A	177,453
418,000		CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 04/20/48 144A	412,526
394,000		CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, due 05/20/49 144A	385,219
278,000		DataBank Issuer LLC, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	276,757
257,377		DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	255,950
155,000		DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, due 08/20/55 144A	155,832
166,000		DB Master Finance LLC, Series 2025-1A, Class A2II, 5.17%, due 08/20/55 144A	166,934
152,000		Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	147,629
389,972		Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	371,378
177,000		Domino's Pizza Master Issuer LLC, Series 2025-1A, Class A2I, 4.93%, due 07/25/55 144A	178,457
2,702,000		Domino's Pizza Master Issuer LLC, Series 2025-1A, Class A2II, 5.22%, due 07/25/55 144A	2,732,470
336,397		Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	326,390
399,925		Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	378,499
226,000		Driven Brands Funding LLC, Series 2025-1A, Class A2, 5.30%, due 10/20/55 144A	225,917
531,000		FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	521,980
175,000		Flexential Issuer LLC, Series 2025-1A, Class A2, 6.03%, due 10/25/60 144A	174,690
238,000		Ford Credit Auto Owner Trust, Series 2025-C, Class A3, 3.90%, due 06/15/30	238,843
242,000		Frontier Issuer LLC, Series 2024-1, Class C, 11.16%, due 06/20/54 144A	270,146
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, due 01/16/29	509,505
700,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class B, 6.16%, due 04/16/29	720,526
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class C, 6.41%, due 05/16/29	515,524
120,000		GM Financial Consumer Automobile Receivables Trust, Series 2025-4, Class A3, 3.84%, due 02/18/31	120,209
160,000		GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, due 12/11/36 144A	164,784
2,973,000		GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, due 06/15/30 144A	3,071,785
180,307		Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	179,901
337,907		Golub Capital Partners ABS Funding Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	336,570
5,000,000	EUR	Harvest CLO XXXII DAC, Series 32A, Class A, 3.52% (3 mo. EURIBOR + 1.45%), due 07/25/37(b) 144A	5,882,112
402,000		HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	397,522
352,000		Honda Auto Receivables Owner Trust, Series 2025-4, Class A3, 3.98%, due 06/17/30	353,840
167,000		Hotwire Funding LLC, Series 2024-1A, Class A2, 5.89%, due 06/20/54 144A	169,991
2,800,000		HPS Loan Management Ltd., Series 2021-16A, Class A1R, 4.97% (3 mo. USD Term SOFR + 1.11%), due 01/23/35(b) 144A	2,801,145
252,000		Hyundai Auto Receivables Trust, Series 2025-D, Class A3, 3.99%, due 09/16/30	253,200
60See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
3,750,000	EUR	ICG Euro CLO DAC, Series 2023-1A, Class AR, 3.25% (3 mo. EURIBOR + 1.25%), due 10/19/38(b) 144A	4,395,901
1,152,033	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 2.66% (3 mo. EURIBOR + 0.65%), due 07/15/31(b) 144A	1,351,193
431,261		Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, due 09/17/41 144A	425,226
308,227		Jersey Mike's Funding, Series 2025-1A, Class A2, 5.61%, due 08/16/55 144A	315,116
262,020		Jersey Mike's Funding LLC, Series 2024-1A, Class A2, 5.64%, due 02/15/55 144A	267,787
969,122		JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.12% (30 day USD SOFR Average + 1.20%), due 02/25/55(b) 144A	969,844
157,000		LAD Auto Receivables Trust, Series 2025-3A, Class A3, 4.03%, due 01/15/31 144A	157,742
405,660		Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 09/20/65 144A	409,527
290,000		MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.40%, due 08/20/55 144A	294,581
150,000		MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, due 12/20/55 144A	150,771
57,176		Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	51,232
614,065		Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	590,166
197,312		Neighborly Issuer LLC, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	187,127
108,680		New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.21% (1 mo. USD Term SOFR + 0.83%), due 10/25/33(b) 144A	111,626
506,000		New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	423,908
474,000		New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	297,929
4,750,000		NGC Ltd., Series 2024-1A, Class A1, 5.48% (3 mo. USD Term SOFR + 1.60%), due 07/20/37(b) 144A	4,758,949
296,000		Nissan Auto Receivables Owner Trust, Series 2025-B, Class A3, 3.99%, due 04/15/30	297,455
47,667		NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	47,106
2,550,000		Ocean Trails CLO 8, Series 2020-8A, Class A1R2, 5.09% (3 mo. USD Term SOFR + 1.28%), due 03/15/38(b) 144A	2,551,892
3,650,000		Octagon 55 Ltd., Series 2021-1A, Class A1R, 5.23% (3 mo. USD Term SOFR + 1.26%), due 03/20/38(b) 144A	3,652,632
1,994,000		PFS Financing Corp., Series 2024-B, Class A, 4.95%, due 02/15/29 144A	2,015,907
2,486,000		PFS Financing Corp., Series 2025-F, Class A, 4.40%, due 08/15/30 144A	2,513,980
1,501,987		Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.77%, due 06/05/54 144A	1,527,920
1,000,000		Polen Capital CLO Ltd., Series 2025-1A, Class A1, 5.20% (3 mo. USD Term SOFR + 1.32%), due 03/06/38(b) 144A	1,003,510
1,521,498		Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27 144A	1,497,114
1,563,940		Progress Residential Trust, Series 2024-SFR3, Class A, 3.00%, due 06/17/41 144A	1,494,307
223,106		Progress Residential Trust, Series 2025-SFR1, Class A, 3.40%, due 02/17/42 144A	214,386
297,025		Progress Residential Trust, Series 2025-SFR2, Class A, 3.31%, due 04/17/42 144A	283,600
319,000		Progress Residential Trust, Series 2025-SFR4, Class A, 4.30%, due 08/17/42 144A	315,865
250,000		Progress Residential Trust, Series 2025-SFR5, Class A, 3.85%, due 10/17/42 144A	242,600
185,000		Progress Residential Trust, Series 2025-SFR6, Class A, 4.00%, due 12/17/42 144A	179,862
612,784		RCKT Mortgage Trust, Series 2024-CES3, Class A1A, 6.59%, due 05/25/44(d) 144A	622,436
701,568		RCKT Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 01/25/45(c) 144A	709,108
3,800,000		Regatta 31 Funding Ltd., Series 2025-1A, Class A1, 5.03% (3 mo. USD Term SOFR + 1.17%), due 03/25/38(b) 144A	3,800,745
2,000,000		Regatta XII Funding Ltd., Series 2019-1A, Class ARR, 5.29% (3 mo. USD Term SOFR + 1.39%), due 10/15/37(b) 144A	2,005,726
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
270	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 5.43%, due 08/25/35(c)	269
278,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, due 09/15/48 144A	277,501
1,384,000	Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2, 4.99%, due 09/15/49 144A	1,374,908
302,000	RIN II Ltd., Series 2019-1A, Class AR, 5.38% (3 mo. USD Term SOFR + 1.48%), due 01/15/38(b) 144A	302,455
331,000	RIN XII LLC, Series 2025-1A, Class A1, 5.20% (3 mo. USD Term SOFR + 1.30%), due 04/15/38(b) 144A	330,146
176,444	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, due 05/15/30	177,628
600,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, due 11/15/30	611,395
900,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, due 12/15/31	923,185
400,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class B, 5.98%, due 04/16/29	405,623
100,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, due 03/17/31	103,432
500,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 03/15/30	506,174
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.84%, due 06/17/30	511,147
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class C, 5.64%, due 08/15/30	1,019,964
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, due 01/15/31	1,008,414
2,100,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class C, 5.04%, due 03/17/31	2,126,927
2,700,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class C, 5.06%, due 05/15/31	2,735,275
3,113,232	SBA Small Business Investment Cos., Series 2024-10A, Class 1, 5.04%, due 03/10/34	3,161,441
240,000	Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class A2, 5.67%, due 07/25/55 144A	241,348
274,482	ServiceMaster Funding LLC, Series 2021-1, Class A2II, 3.11%, due 07/30/51 144A	238,603
130,673	Servpro Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, due 01/25/54 144A	135,144
270,000	Sesac Finance LLC, Series 2025-1, Class A2, 5.50%, due 07/25/55 144A	269,158
35,579	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	32,626
368,846	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.24%, due 03/15/56 144A	376,047
419,371	SMB Private Education Loan Trust, Series 2024-E, Class A1A, 5.09%, due 10/16/56 144A	426,676
416,533	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	412,469
361,935	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	337,571
2,274,154	STORE Master Funding LLC, Series 2025-1A, Class A2, 4.98%, due 10/20/55 144A	2,265,546
128,700	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 07/30/54 144A	130,590
2,726,460	Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, due 07/30/54 144A	2,788,263
439,560	Subway Funding LLC, Series 2024-3A, Class A23, 5.91%, due 07/30/54 144A	438,149
307,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/55 144A	308,699
95,931	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	94,923
103,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, due 06/25/54 144A	103,373
386,000	Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, due 03/25/55 144A	380,378
202,000	Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, due 10/25/55 144A	202,206
2,784,000	Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, due 08/25/55 144A	2,777,318
263,000	Taco Bell Funding LLC, Series 2025-1A, Class A2II, 5.05%, due 08/25/55 144A	263,212
267,325	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	245,511
739,034	Towd Point Mortgage Trust, Series 2024-CES3, Class A1, 6.29%, due 05/25/64(d) 144A	748,326
754,710	Towd Point Mortgage Trust, Series 2024-CES4, Class A1, 5.12%, due 09/25/64(c) 144A	756,123
727,121	Towd Point Mortgage Trust, Series 2025-CRM1, Class A1, 5.80%, due 01/25/65(c) 144A	733,806
4,007,346	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10%, due 07/17/40 144A	4,023,946
1,390,517	Tricon Residential Trust, Series 2025-SFR1, Class A, 4.85% (1 mo. USD Term SOFR + 1.10%), due 03/17/42(b) 144A	1,392,041
62See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
363,260	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	343,321
199,148	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	185,474
786,765	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	762,692
527,816	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	510,060
687,483	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	667,651
255,160	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	247,571
217,239	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	207,682
672,412	U.S. Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	565,272
2,314,876	U.S. Small Business Administration, Series 2022-25G, Class 1, 3.93%, due 07/01/47	2,232,147
2,008,438	U.S. Small Business Administration, Series 2022-25J, Class 1, 5.04%, due 10/01/47	2,036,172
1,574,412	U.S. Small Business Administration, Series 2023-25D, Class 1, 4.48%, due 04/01/48	1,555,077
1,202,051	U.S. Small Business Administration, Series 2023-25L, Class 1, 5.28%, due 12/01/48	1,236,507
1,733,906	U.S. Small Business Administration, Series 2024-25D, Class 1, 5.38%, due 04/01/49	1,793,472
249,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 04/20/55 144A	254,692
172,000	Uniti Fiber ABS Issuer LLC, Series 2025-2A, Class A2, 5.18%, due 01/20/56 144A	172,592
288,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	274,402
275,000	Verizon Master Trust, Series 2025-9, Class A1A, 3.96%, due 10/21/30	275,959
180,000	Volkswagen Auto Loan Enhanced Trust, Series 2025-2, Class A3, 3.92%, due 03/20/30	180,602
1,961,287	Wendy's Funding LLC, Series 2019-1A, Class A2II, 4.08%, due 06/15/49 144A	1,914,349
1,802,445	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,683,437
1,209,203	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, due 09/19/39 144A	1,222,442
277,000	Wheels Fleet Lease Funding 1 LLC, Series 2025-3A, Class A1, 4.08%, due 09/18/40 144A	277,965
250,000	Willis Engine Structured Trust IX, Series 2025-B, Class A, 5.16%, due 12/15/50 144A	251,165
130,164	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	126,019
245,572	Willis Engine Structured Trust VIII, Series 2025-A, Class A, 5.58%, due 06/15/50 144A	250,042
277,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.86%, due 12/05/54 144A	285,333
247,992	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	234,436
254,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.65%, due 03/20/55 144A	258,786
		150,432,895
	Corporate Debt — 32.3%
225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	222,008
65,000	AbbVie, Inc., 4.05%, due 11/21/39	58,234
155,000	AbbVie, Inc., 5.05%, due 03/15/34	159,607
500,000	AbbVie, Inc., 5.40%, due 03/15/54	488,242
77,000	Acushnet Co., 5.63%, due 12/01/33 144A	78,058
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,237,351
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	298,189
315,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	239,463
2,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	2,182,725
1,161,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	1,073,837
211,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50% (5 yr. CMT + 2.44%), due 01/31/56(b)	218,512
206,000	Aeropuertos Dominicanos Siglo XXI SA, 7.00%, due 06/30/34 144A	217,319
245,513	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	231,200
370,000	Aetna, Inc., 4.75%, due 03/15/44	325,666
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
200,000	Aker BP ASA, 3.10%, due 07/15/31 144A	183,996
150,000	Aker BP ASA, 3.75%, due 01/15/30 144A	145,334
2,085,000	Aker BP ASA, 4.00%, due 01/15/31 144A	2,015,094
25,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, due 03/31/31 144A	25,309
277,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, due 03/31/34 144A	278,467
85,000	Alcoa Nederland Holding BV, 7.13%, due 03/15/31 144A	90,674
655,000	Alexandria Real Estate Equities, Inc., 2.00%, due 05/18/32	555,181
870,000	Alexandria Real Estate Equities, Inc., 5.50%, due 10/01/35(e)	885,582
226,430	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	183,050
397,000	Ally Financial, Inc., 5.55% (1 day USD SOFR + 1.78%), due 07/31/33(b)	400,745
186,000	Ally Financial, Inc., 5.74% (1 day USD SOFR Index + 1.96%), due 05/15/29(b)	190,839
266,000	Ally Financial, Inc., 6.18% (1 day USD SOFR + 2.29%), due 07/26/35(b)	276,290
353,000	Ally Financial, Inc., 8.00%, due 11/01/31	401,555
120,000	Alphabet, Inc., 4.38%, due 11/15/32	120,621
350,000	Alphabet, Inc., 4.70%, due 11/15/35	350,909
101,000	AltaGas Ltd., 7.20% (5 yr. CMT + 3.57%), due 10/15/54(b) 144A	104,795
1,798,000	Amazon.com, Inc., 4.10%, due 04/13/62	1,395,335
1,780,000	Ameren Illinois Co., 4.95%, due 06/01/33	1,825,328
530,330	American Airlines Pass-Through Trust, 2.88%, due 01/11/36	486,390
329,035	American Airlines Pass-Through Trust, 3.15%, due 08/15/33	311,966
60,755	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	58,366
380,250	American Airlines Pass-Through Trust, 3.50%, due 08/15/33	352,119
163,372	American Airlines Pass-Through Trust, 3.60%, due 04/15/31	156,028
270,201	American Airlines Pass-Through Trust, 3.65%, due 08/15/30	265,805
90,216	American Airlines Pass-Through Trust, 3.85%, due 08/15/29	88,396
324,850	American Airlines Pass-Through Trust, 3.95%, due 01/11/32	313,958
242,412	American Airlines Pass-Through Trust, 4.00%, due 08/15/30	235,652
369,969	American Airlines Pass-Through Trust, 4.10%, due 07/15/29	365,355
381,000	American Airlines Pass-Through Trust, 4.90%, due 11/11/39	378,105
133,000	American Airlines Pass-Through Trust, 5.65%, due 05/11/36	133,895
6,000	American Airlines, Inc., 7.25%, due 02/15/28(e) 144A	6,137
96,000	American Electric Power Co., Inc., 5.63%, due 03/01/33	101,049
221,000	American Electric Power Co., Inc., 5.80% (5 yr. CMT + 2.13%), due 03/15/56(b)	219,498
101,000	American Electric Power Co., Inc., 6.05% (5 yr. CMT + 1.94%), due 03/15/56(b)	99,285
283,000	American Tower Corp., 4.70%, due 12/15/32	283,724
241,000	American Tower Corp., 5.55%, due 07/15/33	252,893
241,000	American Tower Corp., 5.65%, due 03/15/33	254,780
2,305,000	American Tower Trust #1, 5.49%, due 03/15/53 144A	2,345,528
1,317,000	Amgen, Inc., 5.25%, due 03/02/33	1,365,548
469,000	Amgen, Inc., 5.65%, due 03/02/53	461,537
686,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	637,786
287,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, due 10/15/33 144A	288,888
416,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, due 07/01/34 144A	419,566
416,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 02/01/32 144A	430,838
322,000	Apollo Debt Solutions BDC, 6.70%, due 07/29/31	340,241
64See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
523,000	Apollo Debt Solutions BDC, 6.90%, due 04/13/29	549,437
1,526,000	AppLovin Corp., 5.13%, due 12/01/29	1,567,277
980,000	AptarGroup, Inc., 3.60%, due 03/15/32	918,693
645,000	AptarGroup, Inc., 4.75%, due 03/30/31	651,609
875,000	Aptiv Swiss Holdings Ltd., 5.15%, due 09/13/34	884,710
239,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.25%, due 01/30/31 144A	244,590
444,000	ARES Strategic Income Fund, 5.15%, due 01/15/31 144A	436,344
176,000	ARES Strategic Income Fund, 5.45%, due 09/09/28 144A	177,667
245,000	ARES Strategic Income Fund, 5.60%, due 02/15/30	246,523
48,000	ARES Strategic Income Fund, 5.70%, due 03/15/28	48,685
339,000	ARES Strategic Income Fund, 5.80%, due 09/09/30 144A	342,763
213,000	ARES Strategic Income Fund, 6.20%, due 03/21/32	218,725
98,000	ARES Strategic Income Fund, 6.35%, due 08/15/29	101,039
213,000	Aris Mining Corp., 8.00%, due 10/31/29 144A	222,472
1,780,000	Arizona Public Service Co., 5.70%, due 08/15/34	1,876,320
94,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	92,559
208,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	205,760
710,000	Ascension Health, 2.53%, due 11/15/29	672,106
150,000	Ascension Health, 3.11%, due 11/15/39	120,042
341,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29 144A	343,214
120,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 10/15/32 144A	124,648
139,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 07/15/33 144A	143,959
2,050,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	1,832,261
483,000	Ashtead Capital, Inc., 5.55%, due 05/30/33 144A	499,317
2,200,000	AT&T, Inc., 2.25%, due 02/01/32	1,933,291
960,000	AT&T, Inc., 2.30%, due 06/01/27	938,672
798,000	AT&T, Inc., 2.75%, due 06/01/31	733,951
814,000	AT&T, Inc., 3.50%, due 06/01/41	642,762
1,014,000	AT&T, Inc., 3.65%, due 09/15/59	672,807
249,000	AT&T, Inc., 4.50%, due 05/15/35	239,912
192,000	Athene Global Funding, 4.72%, due 10/08/29 144A	192,485
248,000	Athene Global Funding, 5.32%, due 11/13/31 144A	251,935
196,000	Athene Holding Ltd., 3.50%, due 01/15/31	185,529
172,000	Athene Holding Ltd., 6.63% (5 yr. CMT + 2.61%), due 10/15/54(b)	172,068
2,121,000	Atlas Warehouse Lending Co. LP, 4.63%, due 11/15/28 144A	2,130,623
250,000	Atlas Warehouse Lending Co. LP, 6.25%, due 01/15/30 144A	263,540
1,720,000	AutoNation, Inc., 4.75%, due 06/01/30	1,739,105
1,939,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	2,074,972
175,000	Ball Corp., 3.13%, due 09/15/31(e)	161,407
220,000	Ball Corp., 5.50%, due 09/15/33	224,450
461,000	Banco Santander SA, 4.55%, due 11/06/30	462,051
400,000	Banco Santander SA, 5.54% (1 yr. CMT + 1.45%), due 03/14/30(b)	414,218
452,000	Banco Santander SA, 9.63% (5 yr. CMT + 5.30%)(b)(e)(f)	546,076
2,330,000	Bank of America Corp., 2.50% (3 mo. USD Term SOFR + 1.25%), due 02/13/31(b)	2,172,941
592,000	Bank of America Corp., 2.59% (1 day USD SOFR + 2.15%), due 04/29/31(b)	552,218
3,962,000	Bank of America Corp., 2.69% (1 day USD SOFR + 1.32%), due 04/22/32(b)	3,640,415
230,000	Bank of America Corp., 2.88% (3 mo. USD Term SOFR + 1.45%), due 10/22/30(b)	219,045
1,145,000	Bank of America Corp., 3.59% (3 mo. USD Term SOFR + 1.63%), due 07/21/28(b)	1,137,642
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
5,398,000	Bank of America Corp., 4.57% (1 day USD SOFR + 1.83%), due 04/27/33(b)	5,395,782
1,575,000	Bank of America Corp., 4.95% (1 day USD SOFR + 2.04%), due 07/22/28(b)	1,598,210
965,000	Bank of America Corp., 5.43% (1 day USD SOFR + 1.91%), due 08/15/35(b)	988,375
122,000	Bank of America Corp., 5.52% (1 day USD SOFR + 1.74%), due 10/25/35(b)	125,243
616,000	Bank of America Corp., 6.63% (5 yr. CMT + 2.68%)(b)(f)	642,343
509,000	Bank of Montreal, 7.70% (5 yr. CMT + 3.45%), due 05/26/84(b)	540,789
242,000	Bank of New York Mellon Corp., 4.94% (1 day USD SOFR + 0.89%), due 02/11/31(b)	249,118
400,000	Barclays PLC, 4.84% (1 day USD SOFR + 1.34%), due 09/10/28(b)	405,045
1,475,000	Barclays PLC, 4.94% (1 day USD SOFR + 1.56%), due 09/10/30(b)	1,505,533
368,000	Barclays PLC, 5.37% (1 day USD SOFR + 1.23%), due 02/25/31(b)	380,734
1,994,000	Barclays PLC, 6.49% (1 day USD SOFR + 2.22%), due 09/13/29(b)	2,108,391
412,000	Barclays PLC, 8.00% (5 yr. CMT + 5.43%)(b)(f)	441,316
156,000	BAT Capital Corp., 3.56%, due 08/15/27	154,930
1,970,000	BAT Capital Corp., 4.39%, due 08/15/37	1,819,822
40,000	Baxter International, Inc., 4.45%, due 02/15/29	40,179
746,000	Baxter International, Inc., 4.90%, due 12/15/30	752,647
1,221,000	Beignet Investor LLC, 6.58%, due 05/30/49 144A	1,294,818
605,000	Berkshire Hathaway Energy Co., 1.65%, due 05/15/31	528,109
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	91,434
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	630,315
366,000	Blackstone Private Credit Fund, 5.05%, due 09/10/30	360,949
326,000	Blackstone Private Credit Fund, 5.25%, due 04/01/30	324,054
234,000	Blackstone Private Credit Fund, 5.95%, due 07/16/29	239,016
227,000	Blackstone Private Credit Fund, 7.30%, due 11/27/28	241,227
124,000	Block, Inc., 5.63%, due 08/15/30 144A	126,590
161,000	Block, Inc., 6.00%, due 08/15/33 144A	165,379
324,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 07/15/32 144A	344,047
290,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	285,589
260,000	BNP Paribas SA, 2.16% (1 day USD SOFR + 1.22%), due 09/15/29(b) 144A	246,234
510,000	BNP Paribas SA, 5.50% (1 day USD SOFR + 1.59%), due 05/20/30(b) 144A	528,319
180,000	BNP Paribas SA, 9.25% (5 yr. CMT + 4.97%)(b)(f) 144A	192,750
2,775,000	Boeing Co., 2.20%, due 02/04/26	2,769,836
325,000	Boeing Co., 3.95%, due 08/01/59	231,859
1,795,000	Boeing Co., 5.71%, due 05/01/40	1,838,728
1,120,000	Boeing Co., 6.53%, due 05/01/34	1,242,142
324,000	BPCE SA, 5.94% (1 day USD SOFR + 1.85%), due 05/30/35(b) 144A	338,657
261,000	Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, due 01/15/33 144A	259,264
50,326	British Airways Pass-Through Trust, 4.13%, due 03/20/33 144A	48,867
1,055,000	Brixmor Operating Partnership LP, 2.50%, due 08/16/31(e)	950,747
1,006,000	Broadcom, Inc., 3.42%, due 04/15/33	933,897
1,180,000	Broadcom, Inc., 3.47%, due 04/15/34	1,078,738
111,000	Broadcom, Inc., 4.55%, due 02/15/32	111,499
1,747,000	Broadcom, Inc., 4.80%, due 02/15/36	1,728,118
528,000	Broadcom, Inc., 4.90%, due 07/15/32	540,091
2,131,000	Broadridge Financial Solutions, Inc., 2.60%, due 05/01/31	1,939,230
1,847,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, due 01/30/32	1,622,497
307,000	Brookfield Finance, Inc., 6.30% (5 yr. CMT + 2.08%), due 01/15/55(b)	305,277
150,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	145,985
66See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,444,000	Brown & Brown, Inc., 4.90%, due 06/23/30	1,466,740
1,732,000	Brown & Brown, Inc., 5.25%, due 06/23/32	1,776,998
321,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	305,933
311,000	Builders FirstSource, Inc., 6.38%, due 03/01/34 144A	322,054
1,640,000	Bunge Ltd. Finance Corp., 2.75%, due 05/14/31	1,508,207
1,215,000	Bunge Ltd. Finance Corp., 5.15%, due 08/04/35	1,237,871
221,000	Cable One, Inc., 4.00%, due 11/15/30(e) 144A	170,569
250,000	Calpine Corp., 3.75%, due 03/01/31(e) 144A	241,690
630,000	Canadian Natural Resources Ltd., 5.00%, due 12/15/29	646,635
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(g)	510,453
845,000	Capital One Financial Corp., 5.88% (1 day USD SOFR + 1.99%), due 07/26/35(b)	891,231
165,000	Capital Power U.S. Holdings, Inc., 5.26%, due 06/01/28 144A	168,436
271,000	Capital Power U.S. Holdings, Inc., 6.19%, due 06/01/35 144A	284,788
326,000	Carnival Corp., 5.13%, due 05/01/29 144A	329,778
795,000	Carnival Corp., 5.75%, due 08/01/32 144A	817,062
345,000	Carnival Corp., 5.88%, due 06/15/31 144A	356,614
707,000	CBRE Services, Inc., 4.80%, due 06/15/30	717,845
1,390,000	CBRE Services, Inc., 4.90%, due 01/15/33	1,399,091
252,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	231,767
172,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	154,487
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	208,027
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, due 03/01/31 144A	209,329
700,000	CDW LLC/CDW Finance Corp., 5.10%, due 03/01/30	714,323
294,000	Cemex SAB de CV, 3.88%, due 07/11/31(e) 144A	281,721
145,000	Cenovus Energy, Inc., 3.75%, due 02/15/52	101,844
85,000	Cenovus Energy, Inc., 5.40%, due 03/20/36	85,094
215,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	197,635
950,000	Cenovus Energy, Inc., 6.75%, due 11/15/39	1,050,860
311,000	Centene Corp., 3.00%, due 10/15/30	278,475
205,000	Centene Corp., 3.38%, due 02/15/30	188,970
252,000	CenterPoint Energy, Inc., 5.95% (5 yr. CMT + 2.22%), due 04/01/56(b)	254,464
110,000	CenterPoint Energy, Inc., 6.85% (5 yr. CMT + 2.95%), due 02/15/55(b)	118,126
230,000	CenterPoint Energy, Inc., 7.00% (5 yr. CMT + 3.25%), due 02/15/55(b)	240,022
159,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	151,394
185,000	Champion Iron Canada, Inc., 7.88%, due 07/15/32 144A	197,156
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32	142,123
140,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, due 03/01/42	97,611
700,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	578,708
3,021,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	3,124,043
152,000	Cheniere Energy Partners LP, 5.55%, due 10/30/35 144A	155,887
362,000	Cheniere Energy Partners LP, 5.95%, due 06/30/33	384,581
185,000	CIMIC Finance USA Pty. Ltd., 7.00%, due 03/25/34 144A	201,726
245,000	Cimpress PLC, 7.38%, due 09/15/32 144A	250,207
146,000	Cipher Compute LLC, 7.13%, due 11/15/30 144A	148,881
250,000	Citadel Finance LLC, 5.90%, due 02/10/30 144A	255,527
525,000	Citigroup, Inc., 2.56% (1 day USD SOFR + 1.17%), due 05/01/32(b)	477,358
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
625,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(b)	619,760
340,000	Citigroup, Inc., 3.67% (3 mo. USD Term SOFR + 1.65%), due 07/24/28(b)	337,977
1,840,000	Citigroup, Inc., 3.89% (3 mo. USD Term SOFR + 1.82%), due 01/10/28(b)	1,837,292
440,000	Citigroup, Inc., 4.41% (1 day USD SOFR + 3.91%), due 03/31/31(b)	440,375
1,959,000	Citigroup, Inc., 4.95% (1 day USD SOFR + 1.46%), due 05/07/31(b)	2,003,196
1,350,000	Citigroup, Inc., 6.02% (1 day USD SOFR + 1.83%), due 01/24/36(b)	1,417,140
498,000	Citigroup, Inc., 6.17% (1 day USD SOFR + 2.66%), due 05/25/34(b)	530,017
296,000	Citigroup, Inc., 6.63% (5 yr. CMT + 3.00%)(b)(f)	300,560
54,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	51,642
250,000	Citizens Financial Group, Inc., 5.25% (1 day USD SOFR + 1.26%), due 03/05/31(b)	257,141
674,000	Citizens Financial Group, Inc., 5.72% (1 day USD SOFR + 1.91%), due 07/23/32(b)	708,668
125,000	Clean Harbors, Inc., 5.75%, due 10/15/33 144A	128,503
127,000	Cloud Software Group, Inc., 6.63%, due 08/15/33 144A	125,943
120,000	Cloud Software Group, Inc., 8.25%, due 06/30/32 144A	125,471
200,000	Clue Opco LLC, 9.50%, due 10/15/31 144A	211,932
246,000	Clydesdale Acquisition Holdings, Inc., 6.88%, due 01/15/30 144A	252,457
438,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	445,578
165,000	CNO Financial Group, Inc., 6.45%, due 06/15/34	174,941
173,000	CNO Global Funding, 4.70%, due 12/11/30 144A	173,484
305,000	Columbia Pipelines Holding Co. LLC, 5.00%, due 11/17/32 144A	305,586
538,000	Columbia Pipelines Holding Co. LLC, 5.68%, due 01/15/34 144A	556,926
1,423,000	Columbia Pipelines Operating Co. LLC, 5.44%, due 02/15/35 144A	1,458,658
348,000	Columbia Pipelines Operating Co. LLC, 6.04%, due 11/15/33 144A	373,304
18,000	Comcast Corp., 2.89%, due 11/01/51	10,600
5,000	Comcast Corp., 3.97%, due 11/01/47	3,762
228,000	Comerica, Inc., 5.98% (1 day USD SOFR + 2.16%), due 01/30/30(b)	237,944
200,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	198,248
1,670,000	CommonSpirit Health, 5.32%, due 12/01/34	1,705,013
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	280,233
190,000	Comstock Resources, Inc., 5.88%, due 01/15/30 144A	184,937
738,000	ConocoPhillips Co., 5.50%, due 01/15/55(e)	708,902
463,000	ConocoPhillips Co., 5.55%, due 03/15/54	447,903
95,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	75,593
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	303,228
385,000	Constellation Brands, Inc., 2.25%, due 08/01/31(e)	342,082
183,000	Constellation Energy Generation LLC, 6.50%, due 10/01/53	200,253
1,155,000	Constellation Software, Inc., 5.16%, due 02/16/29 144A	1,179,104
279,000	Continental Resources, Inc., 2.88%, due 04/01/32 144A	243,578
357,000	Continental Resources, Inc., 5.75%, due 01/15/31 144A	366,590
1,536,000	COPT Defense Properties LP, 4.50%, due 10/15/30	1,532,956
1,214,000	Corebridge Financial, Inc., 5.75%, due 01/15/34	1,274,366
1,085,000	Corebridge Global Funding, 4.85%, due 06/06/30 144A	1,100,665
264,000	CoreWeave, Inc., 9.00%, due 02/01/31 144A	242,291
215,000	CoreWeave, Inc., 9.25%, due 06/01/30 144A	200,124
525,000	Corp. Andina de Fomento, 5.00%, due 01/24/29	541,822
499,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	458,486
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	866,019
728,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	693,484
427,000	Credit Agricole SA, 5.86% (1 day USD SOFR + 1.74%), due 01/09/36(b) 144A	451,472
68See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
445,000	Credit Agricole SA, 6.32% (1 day USD SOFR + 1.86%), due 10/03/29(b) 144A	469,616
457,000	CSN Resources SA, 4.63%, due 06/10/31(e) 144A	352,234
2,592,000	Cummins, Inc., 5.15%, due 02/20/34	2,692,728
635,000	CVS Health Corp., 4.78%, due 03/25/38	601,520
425,000	CVS Health Corp., 5.00%, due 09/15/32	434,694
130,000	CVS Health Corp., 5.13%, due 07/20/45	118,038
791,075	CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	807,394
352,733	CVS Pass-Through Trust, 6.94%, due 01/10/30	366,216
1,134,656	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,205,259
391,000	Danske Bank AS, 5.02% (1 yr. CMT + 0.93%), due 03/04/31(b) 144A	399,805
214,000	DaVita, Inc., 4.63%, due 06/01/30 144A	208,204
115,000	Dcli Bidco LLC, 7.75%, due 11/15/29 144A	118,265
192,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	193,032
490,000	Dell International LLC/EMC Corp., 4.50%, due 02/15/31	490,111
429,000	Dell International LLC/EMC Corp., 4.75%, due 10/06/32	429,648
262,000	Dell International LLC/EMC Corp., 5.10%, due 02/15/36	259,384
443,000	Dell International LLC/EMC Corp., 5.30%, due 04/01/32	456,336
641,000	Dell International LLC/EMC Corp., 5.40%, due 04/15/34	660,802
971,801	Delta Air Lines Pass-Through Trust, 2.00%, due 12/10/29	929,393
169,000	Delta Air Lines, Inc., 5.25%, due 07/10/30	173,900
1,140,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, due 10/20/28 144A	1,147,230
528,000	Deutsche Bank AG, 3.74% (1 day USD SOFR + 2.26%), due 01/07/33(b)	491,458
760,000	Deutsche Bank AG, 4.47% (1 day USD SOFR + 1.10%), due 12/10/31(b)	758,810
279,000	Deutsche Bank AG, 5.30% (1 day USD SOFR + 1.72%), due 05/09/31(b)	286,381
460,000	Deutsche Bank AG, 5.37% (1 day USD SOFR + 1.21%), due 01/10/29(b)	469,630
301,000	Deutsche Bank AG, 6.82% (1 day USD SOFR + 2.51%), due 11/20/29(b)	321,372
174,000	Devon Energy Corp., 5.20%, due 09/15/34(e)	173,781
1,900,000	Diamondback Energy, Inc., 6.25%, due 03/15/33	2,051,773
338,000	Dominion Energy, Inc., 6.00% (5 yr. CMT + 2.26%), due 02/15/56(b)	340,061
416,000	Dominion Energy, Inc., 6.20% (5 yr. CMT + 2.01%), due 02/15/56(b)	417,413
240,000	Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(b)	249,821
149,000	Dominion Energy, Inc., 7.00% (5 yr. CMT + 2.51%), due 06/01/54(b)	161,904
725,000	DT Midstream, Inc., 4.38%, due 06/15/31 144A	710,699
166,000	DT Midstream, Inc., 5.80%, due 12/15/34 144A	172,689
413,413	DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	406,997
2,038,000	DTE Energy Co., 5.85%, due 06/01/34	2,178,323
411,000	Duke Energy Carolinas LLC, 3.95%, due 03/15/48	327,945
349,000	Duke Energy Corp., 5.75%, due 09/15/33(e)	370,360
435,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	320,220
1,525,000	Duke Energy Indiana LLC, 5.25%, due 03/01/34	1,582,930
523,000	DuPont de Nemours, Inc., 4.73%, due 11/15/28 144A	530,332
26,000	DuPont de Nemours, Inc., 5.42%, due 11/15/48	24,844
228,000	Ecopetrol SA, 6.88%, due 04/29/30	231,454
790,000	Ecopetrol SA, 8.63%, due 01/19/29	847,303
575,000	Edison International, 5.25%, due 11/15/28	583,141
261,000	Efesto Bidco SpA Efesto U.S. LLC, 7.50%, due 02/15/32 144A	264,261
501,000	Electricite de France SA, 5.65%, due 04/22/29(e) 144A	522,208
420,000	Electricite de France SA, 9.13% (5 yr. CMT + 5.41%)(b)(f) 144A	490,093
15,000	Elevance Health, Inc., 5.10%, due 01/15/44	14,230
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
411,000	Enact Holdings, Inc., 6.25%, due 05/28/29	431,094
317,000	Enbridge, Inc., 5.50% (3 mo. USD Term SOFR + 3.68%), due 07/15/77(b)	314,410
456,000	Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)	461,995
306,000	Enbridge, Inc., 6.25% (3 mo. USD Term SOFR + 3.90%), due 03/01/78(b)	310,626
217,000	Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(b)	248,949
189,000	Endo Finance Holdings, Inc., 8.50%, due 04/15/31 144A	200,002
115,000	Energean Israel Finance Ltd., 5.38%, due 03/30/28(h)	113,596
172,000	Energean Israel Finance Ltd., 5.88%, due 03/30/31(h)	166,792
150,000	Energy Transfer LP, 5.30%, due 04/01/44	136,887
590,000	Energy Transfer LP, 5.30%, due 04/15/47	526,557
170,000	Energy Transfer LP, 5.40%, due 10/01/47	153,413
1,918,000	Energy Transfer LP, 5.60%, due 09/01/34	1,978,468
120,000	Energy Transfer LP, 6.40%, due 12/01/30	129,795
228,000	Energy Transfer LP, 6.50% (5 yr. CMT + 2.68%), due 02/15/56(b)	227,355
683,000	Energy Transfer LP, 6.50% (5 yr. CMT + 5.69%)(b)(f)	688,894
65,000	Energy Transfer LP, 6.55%, due 12/01/33	71,390
395,000	Energy Transfer LP, 6.75% (5 yr. CMT + 2.48%), due 02/15/56(b)	396,721
1,376,000	Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(f)	1,414,700
391,000	Entergy Corp., 5.88% (5 yr. CMT + 2.18%), due 06/15/56(b)	391,396
217,000	Entergy Corp., 6.10% (5 yr. CMT + 2.01%), due 06/15/56(b)	217,165
2,445,000	Entergy Louisiana LLC, 4.00%, due 03/15/33	2,365,675
1,450,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,316,534
656,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(b)	655,389
114,000	EQT Corp., 7.50%, due 06/01/30	125,671
205,000	Eskom Holdings, 6.35%, due 08/10/28 144A	212,743
2,050,000	Eversource Energy, 2.90%, due 03/01/27	2,022,870
1,416,000	Exelon Corp., 3.35%, due 03/15/32	1,328,824
1,478,000	Exelon Corp., 5.10%, due 06/15/45	1,372,669
162,000	Exelon Corp., 5.13%, due 03/15/31	167,751
92,000	Exelon Corp., 6.50% (5 yr. CMT + 1.98%), due 03/15/55(b)	95,930
419,000	Expand Energy Corp., 4.75%, due 02/01/32	414,069
116,000	F&G Annuities & Life, Inc., 6.25%, due 10/04/34	118,252
174,000	F&G Annuities & Life, Inc., 6.50%, due 06/04/29	181,610
1,000,000	Fairfax Financial Holdings Ltd., 5.63%, due 08/16/32	1,045,926
675,000	Fairfax Financial Holdings Ltd., 6.00%, due 12/07/33	718,023
2,378,000	Ferguson Finance PLC, 3.25%, due 06/02/30 144A	2,274,983
1,130,000	Ferguson Finance PLC, 4.50%, due 10/24/28(e) 144A	1,138,981
216,000	FIBRA Prologis, 5.50%, due 11/26/35 144A	217,134
181,000	Fifth Third Bancorp, 4.77% (1 day USD SOFR Index + 2.13%), due 07/28/30(b)	183,332
244,000	Fifth Third Bancorp, 5.63% (1 day USD SOFR + 1.84%), due 01/29/32(b)	256,366
264,000	Fifth Third Bancorp, 6.97% (3 mo. USD Term SOFR + 3.29%)(b)(f)	264,694
353,000	First Citizens BancShares, Inc., 5.23% (1 day USD SOFR + 1.41%), due 03/12/31(b)	359,245
403,000	First Citizens BancShares, Inc., 5.60% (5 yr. CMT + 1.85%), due 09/05/35(b)	402,809
281,000	First Citizens BancShares, Inc., 7.00% (5 yr. CMT + 3.30%)(b)(f)	287,507
246,000	First Horizon Corp., 5.51% (1 day USD SOFR + 1.77%), due 03/07/31(b)	254,761
200,000	First Quantum Minerals Ltd., 7.25%, due 02/15/34 144A	210,422
200,000	First Quantum Minerals Ltd., 8.00%, due 03/01/33 144A	213,840
200,000	First Quantum Minerals Ltd., 8.63%, due 06/01/31 144A	210,750
70See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
2,365,000	Florida Power & Light Co., 2.45%, due 02/03/32	2,138,051
221,000	Flowserve Corp., 3.50%, due 10/01/30	211,023
200,000	Flutter Treasury DAC, 5.88%, due 06/04/31 144A	202,889
1,560,000	Ford Motor Credit Co. LLC, 2.90%, due 02/10/29	1,467,887
350,000	Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	321,165
1,264,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	1,195,199
986,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	988,553
461,000	Ford Motor Credit Co. LLC, 5.80%, due 03/08/29	471,459
878,000	Ford Motor Credit Co. LLC, 6.13%, due 03/08/34	893,973
1,075,000	Foundry JV Holdco LLC, 5.90%, due 01/25/33 144A	1,127,422
468,000	Foundry JV Holdco LLC, 6.10%, due 01/25/36 144A	491,015
673,000	Foundry JV Holdco LLC, 6.25%, due 01/25/35 144A	716,086
325,000	Freedom Mortgage Holdings LLC, 6.88%, due 05/01/31 144A	325,458
159,000	Freedom Mortgage Holdings LLC, 7.88%, due 04/01/33 144A	165,108
267,000	Freeport-McMoRan, Inc., 5.40%, due 11/14/34	275,917
655,000	Fresenius Medical Care U.S. Finance III, Inc., 2.38%, due 02/16/31 144A	582,630
200,000	Froneri Lux FinCo SARL, 6.00%, due 08/01/32 144A	202,905
484,000	GA Global Funding Trust, 4.50%, due 09/18/30 144A	479,543
245,000	GA Global Funding Trust, 5.20%, due 12/09/31 144A	249,041
165,000	Gap, Inc., 3.63%, due 10/01/29 144A	156,797
231,000	Garda World Security Corp., 6.50%, due 01/15/31 144A	236,514
323,000	GCI LLC, 4.75%, due 10/15/28 144A	315,236
3,111,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	2,968,504
495,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32	452,037
1,078,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,039,678
1,053,000	General Motors Financial Co., Inc., 5.95%, due 04/04/34	1,104,209
878,000	General Motors Financial Co., Inc., 6.00%, due 01/09/28	908,117
180,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, due 05/15/32	187,746
198,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 05/15/33	205,669
200,000	Genmab AS/Genmab Finance LLC, 6.25%, due 12/15/32 144A	205,058
1,831,000	Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, due 06/04/29	1,916,310
2,471,000	Global Atlantic Fin Co., 3.13%, due 06/15/31 144A	2,239,634
1,497,000	Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	1,476,600
142,000	Global Atlantic Fin Co., 7.95% (5 yr. CMT + 3.61%), due 10/15/54(b) 144A	147,417
504,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, due 01/15/32 144A	484,338
234,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, due 08/15/29 144A	245,912
67,000	Global Partners LP/GLP Finance Corp., 7.13%, due 07/01/33 144A	68,647
165,000	Global Partners LP/GLP Finance Corp., 8.25%, due 01/15/32 144A	174,456
1,259,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/31	1,210,888
1,100,000	Goldman Sachs Group, Inc., 1.54% (1 day USD SOFR + 0.82%), due 09/10/27(b)	1,081,129
2,169,000	Goldman Sachs Group, Inc., 2.62% (1 day USD SOFR + 1.28%), due 04/22/32(b)	1,980,297
407,000	Goldman Sachs Group, Inc., 2.65% (1 day USD SOFR + 1.26%), due 10/21/32(b)	367,928
1,407,000	Goldman Sachs Group, Inc., 3.80%, due 03/15/30	1,386,464
1,065,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(b)	1,059,468
924,000	Goldman Sachs Group, Inc., 5.22% (1 day USD SOFR + 1.58%), due 04/23/31(b)	955,190
476,000	Golub Capital BDC, Inc., 7.05%, due 12/05/28	502,611
204,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	195,347
327,000	Gray Media, Inc., 10.50%, due 07/15/29(e) 144A	352,207
159,000	Gulfstream Natural Gas System LLC, 5.60%, due 07/23/35 144A	163,645
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
132,000	HCA, Inc., 4.30%, due 11/15/30	131,668
203,000	HCA, Inc., 4.60%, due 11/15/32	201,528
339,000	HCA, Inc., 5.45%, due 04/01/31	354,182
275,000	HCA, Inc., 7.75%, due 07/15/36	323,476
165,000	Herc Holdings, Inc., 5.75%, due 03/15/31 144A	167,626
30,000	Herc Holdings, Inc., 6.00%, due 03/15/34 144A	30,407
63,000	Hess Midstream Operations LP, 6.50%, due 06/01/29 144A	65,392
290,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	282,918
205,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	193,674
237,000	Hilton Domestic Operating Co., Inc., 5.50%, due 03/31/34 144A	238,944
279,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, due 01/15/32 144A	286,993
435,000	Horizon Mutual Holdings, Inc., 6.20%, due 11/15/34 144A	421,916
168,000	Howard Midstream Energy Partners LLC, 6.63%, due 01/15/34 144A	172,671
45,000	Howard Midstream Energy Partners LLC, 7.38%, due 07/15/32 144A	47,513
304,000	HPS Corporate Lending Fund, 5.95%, due 04/14/32(e)	309,068
1,704,000	HSBC Holdings PLC, 5.13% (1 day USD SOFR + 1.29%), due 03/03/31(b)	1,748,397
241,000	Huntington Bancshares, Inc., 5.27% (1 day USD SOFR + 1.28%), due 01/15/31(b)	248,225
128,000	Huntington Bancshares, Inc., 6.14% (5 yr. CMT + 1.70%), due 11/18/39(b)	134,057
164,000	Huntington Bancshares, Inc., 6.21% (1 day USD SOFR + 2.02%), due 08/21/29(b)	172,217
189,000	Huntington Bancshares, Inc., 6.25% (5 yr. CMT + 2.65%)(b)(f)	189,855
216,000	IHS Holding Ltd., 7.88%, due 05/29/30(e) 144A	222,917
393,000	IHS Holding Ltd., 8.25%, due 11/29/31(e) 144A	411,769
309,000	Iliad Holding SAS, 7.00%, due 04/15/32 144A	319,222
200,000	Iliad Holding SAS, 8.50%, due 04/15/31 144A	215,379
2,000,000	Imperial Brands Finance PLC, 5.50%, due 02/01/30 144A	2,075,612
120,000	ING Groep NV, 5.34% (1 day USD SOFR + 1.44%), due 03/19/30(b)	123,900
200,000	ING Groep NV, 6.11% (1 day USD SOFR + 2.09%), due 09/11/34(b)	216,642
1,230,000	Invitation Homes Operating Partnership LP, 4.95%, due 01/15/33	1,250,661
278,000	ION Platform Finance U.S., Inc., 7.88%, due 09/30/32 144A	264,130
170,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	166,497
172,000	IQVIA, Inc., 6.25%, due 02/01/29	181,503
270,000	Iron Mountain Information Management Services, Inc., 5.00%, due 07/15/32 144A	257,920
161,000	Iron Mountain, Inc., 5.25%, due 07/15/30 144A	159,178
289,000	JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	303,082
1,050,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, due 02/02/29	1,011,953
403,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.63%, due 01/15/32	377,596
350,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, due 04/01/33	365,963
93,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 04/20/35 144A	98,016
980,000	Jefferies Financial Group, Inc., 5.88%, due 07/21/28	1,019,731
347,000	Jefferies Financial Group, Inc., 6.20%, due 04/14/34	367,086
215,150	JetBlue Pass-Through Trust, 2.75%, due 11/15/33	193,706
91,000	JH North America Holdings, Inc., 5.88%, due 01/31/31 144A	93,019
291,000	JH North America Holdings, Inc., 6.13%, due 07/31/32 144A	298,887
2,000,000	JPMorgan Chase & Co., 2.07% (1 day USD SOFR + 1.02%), due 06/01/29(b)	1,911,931
273,000	JPMorgan Chase & Co., 2.52% (1 day USD SOFR + 2.04%), due 04/22/31(b)	254,600
72See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
760,000	JPMorgan Chase & Co., 2.58% (3 mo. USD Term SOFR + 1.25%), due 04/22/32(b)	695,726
1,817,000	JPMorgan Chase & Co., 3.78% (3 mo. USD Term SOFR + 1.60%), due 02/01/28(b)	1,813,465
965,000	JPMorgan Chase & Co., 4.01% (3 mo. USD Term SOFR + 1.38%), due 04/23/29(b)	964,577
2,124,000	JPMorgan Chase & Co., 4.20% (3 mo. USD Term SOFR + 1.52%), due 07/23/29(b)	2,131,358
434,000	JPMorgan Chase & Co., 4.60% (1 day USD SOFR + 1.04%), due 10/22/30(b)	440,542
415,000	JPMorgan Chase & Co., 5.00% (1 day USD SOFR + 1.13%), due 07/22/30(b)	426,439
406,000	JPMorgan Chase & Co., 5.01% (1 day USD SOFR + 1.31%), due 01/23/30(b)	416,566
611,000	JPMorgan Chase & Co., 5.29% (1 day USD SOFR + 1.46%), due 07/22/35(b)	631,613
2,965,000	JPMorgan Chase & Co., 5.34% (1 day USD SOFR + 1.62%), due 01/23/35(b)	3,078,746
404,000	JPMorgan Chase & Co., 5.50% (1 day USD SOFR + 1.32%), due 01/24/36(b)	423,368
229,000	JPMorgan Chase & Co., 5.58% (1 day USD SOFR + 1.16%), due 04/22/30(b)	239,121
1,003,000	JPMorgan Chase & Co., 5.58% (1 day USD SOFR + 1.64%), due 07/23/36(b)	1,040,010
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	582,551
206,000	KB Home, 4.00%, due 06/15/31	195,125
327,000	KeyCorp, 5.12% (1 day USD SOFR Index + 1.23%), due 04/04/31(b)(e)	336,144
154,000	KeyCorp, 6.40% (1 day USD SOFR Index + 2.42%), due 03/06/35(b)	167,599
608,000	Kinder Morgan, Inc., 5.85%, due 06/01/35(e)	645,059
535,000	Kioxia Holdings Corp., 6.63%, due 07/24/33 144A	556,893
1,291,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43(e) 144A	1,266,479
257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	186,234
283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	188,658
1,910,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	1,914,923
145,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	140,393
260,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32(e) 144A	247,944
377,000	Lazard Group LLC, 4.38%, due 03/11/29	378,105
480,000	Level 3 Financing, Inc., 6.88%, due 06/30/33 144A	491,400
457,000	Leviathan Bond Ltd., 6.50%, due 06/30/27(h)	460,603
79,000	Leviathan Bond Ltd., 6.75%, due 06/30/30(h)	80,518
252,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(b) 144A	248,564
110,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	106,439
246,000	Lithia Motors, Inc., 4.38%, due 01/15/31 144A	236,624
235,000	Lithia Motors, Inc., 5.50%, due 10/01/30 144A	236,776
1,360,000	Lloyds Banking Group PLC, 5.68% (1 yr. CMT + 1.75%), due 01/05/35(b)	1,434,483
255,000	Lloyds Banking Group PLC, 6.07% (1 yr. CMT + 1.60%), due 06/13/36(b)	268,799
296,000	Lloyds Banking Group PLC, 6.63% (5 yr. CMT + 2.68%)(b)(e)(f)	295,665
200,000	Lloyds Banking Group PLC, 6.75% (5 yr. CMT + 3.15%)(b)(e)(f)	208,036
260,000	Long Ridge Energy LLC, 8.75%, due 02/15/32 144A	276,886
167,000	M&T Bank Corp., 5.13% (3 mo. USD Term SOFR + 3.78%)(b)(e)(f)	166,827
200,000	M&T Bank Corp., 5.18% (1 day USD SOFR + 1.40%), due 07/08/31(b)	205,677
347,000	M&T Bank Corp., 5.39% (1 day USD SOFR + 1.61%), due 01/16/36(b)	353,409
375,000	M&T Bank Corp., 5.40% (5 yr. CMT + 1.43%), due 07/30/35(b)	379,047
246,000	Macquarie Bank Ltd., 3.62%, due 06/03/30 144A	235,734
2,000,000	Macquarie Group Ltd., 6.26% (1 day USD SOFR + 2.30%), due 12/07/34(b)(e) 144A	2,182,965
149,000	Macy's Retail Holdings LLC, 5.88%, due 03/15/30 144A	150,529
146,000	Macy's Retail Holdings LLC, 6.13%, due 03/15/32 144A	147,974
277,000	Macy's Retail Holdings LLC, 7.38%, due 08/01/33 144A	293,960
514,000	MARB BondCo PLC, 3.95%, due 01/29/31 144A	466,389
286,000	Marriott Ownership Resorts, Inc., 6.50%, due 10/01/33(e) 144A	275,241
247,000	Mars, Inc., 5.00%, due 03/01/32 144A	255,047
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,465,000	Mars, Inc., 5.20%, due 03/01/35 144A	1,509,383
193,000	Marvell Technology, Inc., 5.95%, due 09/15/33	206,863
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(g)	384,631
1,615,000	Massachusetts Mutual Life Insurance Co., 5.67%, due 12/01/52(e) 144A	1,566,935
332,000	MassMutual Global Funding II, 4.35%, due 09/17/31 144A	329,803
182,000	MasTec, Inc., 5.90%, due 06/15/29	190,030
261,000	MercadoLibre, Inc., 4.90%, due 01/15/33	259,069
487,000	Meta Platforms, Inc., 4.20%, due 11/15/30	488,795
2,630,000	Meta Platforms, Inc., 4.60%, due 11/15/32	2,655,450
665,000	Meta Platforms, Inc., 4.88%, due 11/15/35	665,485
188,000	Meta Platforms, Inc., 5.63%, due 11/15/55	180,940
382,000	MetLife, Inc., 6.40%, due 12/15/66	401,000
401,000	Mexico City Airport Trust, 4.25%, due 10/31/26 144A	399,849
1,005,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	883,335
323,000	MGM Resorts International, 4.75%, due 10/15/28	322,914
289,000	Michaels Cos., Inc., 5.25%, due 05/01/28 144A	278,166
178,000	Michaels Cos., Inc., 7.88%, due 05/01/29 144A	164,570
372,000	Micron Technology, Inc., 2.70%, due 04/15/32	334,264
318,000	Micron Technology, Inc., 5.30%, due 01/15/31	330,007
303,000	Micron Technology, Inc., 5.65%, due 11/01/32	319,212
265,000	Micron Technology, Inc., 5.80%, due 01/15/35	279,878
330,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	324,913
241,200	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	243,581
200,000	Millicom International Cellular SA, 7.38%, due 04/02/32 144A	208,019
376,000	Millrose Properties, Inc., 6.38%, due 08/01/30 144A	384,982
75,000	Mineral Resources Ltd., 7.00%, due 04/01/31 144A	78,288
135,000	Molina Healthcare, Inc., 6.50%, due 02/15/31 144A	138,818
1,250,000	Moody's Corp., 3.25%, due 05/20/50	857,307
715,000	Morgan Stanley, 1.93% (1 day USD SOFR + 1.02%), due 04/28/32(b)	628,861
2,321,000	Morgan Stanley, 2.24% (1 day USD SOFR + 1.18%), due 07/21/32(b)	2,065,011
601,000	Morgan Stanley, 2.48% (1 day USD SOFR + 1.36%), due 09/16/36(b)	529,351
1,755,000	Morgan Stanley, 2.70% (1 day USD SOFR + 1.14%), due 01/22/31(b)	1,648,103
2,423,000	Morgan Stanley, 2.94% (1 day USD SOFR + 1.29%), due 01/21/33(b)	2,214,768
2,461,000	Morgan Stanley, 3.62% (1 day USD SOFR + 3.12%), due 04/01/31(b)	2,393,829
910,000	Morgan Stanley, 3.77% (3 mo. USD Term SOFR + 1.40%), due 01/24/29(b)	905,295
1,247,000	Morgan Stanley, 4.21% (1 day USD SOFR + 1.61%), due 04/20/28(b)	1,250,104
653,000	Morgan Stanley, 5.17% (1 day USD SOFR + 1.45%), due 01/16/30(b)	671,169
525,000	Morgan Stanley, 5.32% (1 day USD SOFR + 1.56%), due 07/19/35(b)	541,773
545,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	495,791
415,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	380,307
370,000	MPLX LP, 4.50%, due 04/15/38	338,549
530,000	MPLX LP, 4.70%, due 04/15/48	442,908
655,000	MPLX LP, 4.80%, due 02/15/31(e)	663,604
208,000	MPLX LP, 4.95%, due 09/01/32	209,755
223,000	MPLX LP, 5.00%, due 03/01/33	224,817
105,000	MPLX LP, 5.20%, due 03/01/47	94,208
685,000	MPLX LP, 5.50%, due 06/01/34	700,407
255,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, due 03/15/31	185,618
74See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
210,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27(e)	203,542
454,000	MSCI, Inc., 3.63%, due 11/01/31 144A	426,967
1,494,000	MSCI, Inc., 5.25%, due 09/01/35	1,508,330
695,000	Mylan, Inc., 5.40%, due 11/29/43	601,165
365,000	National Fuel Gas Co., 5.50%, due 03/15/30	377,299
2,436,000	National Securities Clearing Corp., 5.00%, due 05/30/28 144A	2,495,384
356,000	NatWest Group PLC, 7.30% (5 yr. CMT + 2.94%)(b)(f)	377,852
283,000	NatWest Group PLC, 8.13% (5 yr. CMT + 3.75%)(b)(e)(f)	319,247
323,000	NBM U.S. Holdings, Inc., 6.63%, due 08/06/29(e) 144A	327,188
191,000	NCL Corp. Ltd., 5.88%, due 01/15/31 144A	190,385
202,000	NCL Corp. Ltd., 6.75%, due 02/01/32 144A	206,957
176,000	NCL Corp. Ltd., Class C, 6.25%, due 09/15/33 144A	175,961
85,000	Newell Brands, Inc., 6.38%, due 05/15/30(e)	83,119
50,000	Newell Brands, Inc., 6.63%, due 05/15/32(e)	48,577
265,000	News Corp., 3.88%, due 05/15/29 144A	257,097
164,000	News Corp., 5.13%, due 02/15/32 144A	161,746
72,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	66,305
228,000	NextEra Energy Capital Holdings, Inc., 6.38% (5 yr. CMT + 2.05%), due 08/15/55(b)	235,500
68,000	NextEra Energy Capital Holdings, Inc., 6.50% (5 yr. CMT + 1.98%), due 08/15/55(b)	71,679
182,000	NextEra Energy Capital Holdings, Inc., 6.70% (5 yr. CMT + 2.36%), due 09/01/54(b)	189,212
1,900,000	Niagara Mohawk Power Corp., 5.66%, due 01/17/54 144A	1,856,032
137,000	NiSource, Inc., 3.60%, due 05/01/30	133,304
345,000	NiSource, Inc., 5.75% (5 yr. CMT + 2.04%), due 07/15/56(b)	347,787
174,000	NMI Holdings, Inc., 6.00%, due 08/15/29(e)	180,391
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	181,020
2,285,000	Northwest Pipeline LLC, 4.00%, due 04/01/27	2,285,131
324,000	Novelis Corp., 4.75%, due 01/30/30 144A	313,209
218,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	203,841
747,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	702,465
261,000	NRG Energy, Inc., 4.45%, due 06/15/29 144A	260,265
190,000	NRG Energy, Inc., 5.75%, due 01/15/34 144A	192,076
217,000	NRG Energy, Inc., 6.00%, due 02/01/33 144A	221,644
378,000	NRG Energy, Inc., 7.00%, due 03/15/33 144A	419,698
235,000	NRG Energy, Inc., 10.25% (5 yr. CMT + 5.92%)(b)(f) 144A	256,825
250,000	NSTAR Electric Co., 3.10%, due 06/01/51	168,779
400,000	NSTAR Electric Co., 5.40%, due 06/01/34	416,249
267,000	NTT Finance Corp., 5.17%, due 07/16/32 144A	274,630
2,792,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, due 05/11/31	2,530,745
3,517,000	Occidental Petroleum Corp., 4.46%, due 10/10/36(i)	2,145,523
153,000	Occidental Petroleum Corp., 5.38%, due 01/01/32	156,761
421,000	Occidental Petroleum Corp., 6.45%, due 09/15/36	449,038
459,000	Occidental Petroleum Corp., 6.63%, due 09/01/30	494,444
412,000	OCP SA, 6.75%, due 05/02/34 144A	444,884
133,000	OneMain Finance Corp., 3.88%, due 09/15/28	129,700
381,000	OneMain Finance Corp., 6.13%, due 05/15/30	389,316
62,000	OneMain Finance Corp., 6.63%, due 01/15/28	63,829
655,000	ONEOK, Inc., 3.10%, due 03/15/30	623,712
75,000	ONEOK, Inc., 4.25%, due 09/15/46	59,003
370,000	ONEOK, Inc., 5.38%, due 06/01/29	381,739
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,380,000	ONEOK, Inc., 6.05%, due 09/01/33	1,473,012
1,456,000	Oracle Corp., 3.95%, due 03/25/51	963,165
290,000	Oracle Corp., 4.70%, due 09/27/34	269,770
2,205,000	Oracle Corp., 4.80%, due 09/26/32	2,139,945
204,000	Oracle Corp., 5.25%, due 02/03/32	204,297
636,000	Oracle Corp., 5.55%, due 02/06/53	529,909
177,000	Ovintiv, Inc., 6.25%, due 07/15/33	188,410
59,000	Ovintiv, Inc., 7.20%, due 11/01/31	65,250
870,000	Pacific Gas & Electric Co., 3.95%, due 12/01/47	651,499
694,000	Pacific Gas & Electric Co., 4.95%, due 07/01/50	589,074
305,000	Pacific Gas & Electric Co., 5.80%, due 05/15/34	317,447
265,000	PacifiCorp, 2.70%, due 09/15/30	244,007
308,000	PacifiCorp, 7.38% (5 yr. CMT + 3.32%), due 09/15/55(b)	314,139
393,000	Panther Escrow Issuer LLC, 7.13%, due 06/01/31 144A	407,493
109,000	Paramount Global, 4.20%, due 05/19/32	98,706
242,000	Paramount Global, 4.38%, due 03/15/43	168,934
486,000	Paramount Global, 4.95%, due 05/19/50	340,921
415,000	PECO Energy Co., 3.05%, due 03/15/51	272,894
205,000	PECO Energy Co., 3.70%, due 09/15/47	157,183
2,342,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.25%, due 07/01/29 144A	2,411,056
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	220,999
508,000	PG&E Corp., 7.38% (5 yr. CMT + 3.88%), due 03/15/55(b)	529,385
1,405,772	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	1,392,838
827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	807,365
2,169,000	PG&E Wildfire Recovery Funding LLC, 4.72%, due 06/01/39	2,151,248
143,000	PHH Escrow Issuer LLC/PHH Corp., 9.88%, due 11/01/29 144A	148,499
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	142,091
502,000	Pilgrim's Pride Corp., 6.25%, due 07/01/33	537,187
150,000	Plains All American Pipeline LP/PAA Finance Corp., 4.70%, due 01/15/31	151,042
410,000	PNC Financial Services Group, Inc., 4.81% (1 day USD SOFR + 1.26%), due 10/21/32(b)	417,853
1,444,000	PNC Financial Services Group, Inc., 5.40% (1 day USD SOFR + 1.60%), due 07/23/35(b)	1,496,762
238,000	PNC Financial Services Group, Inc., 5.58% (1 day USD SOFR + 1.39%), due 01/29/36(b)	248,915
270,000	PNC Financial Services Group, Inc., 5.94% (1 day USD SOFR + 1.95%), due 08/18/34(b)	290,443
307,000	PNC Financial Services Group, Inc., 6.25% (7 yr. CMT + 2.81%)(b)(e)(f)	317,170
369,000	Popular, Inc., 7.25%, due 03/13/28	389,125
156,000	Prologis Targeted U.S. Logistics Fund LP, 4.25%, due 01/15/31 144A	155,062
130,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	128,897
1,580,000	Public Service Co. of Colorado, 5.35%, due 05/15/34	1,627,217
30,000	Qnity Electronics, Inc., 5.75%, due 08/15/32 144A	30,711
20,000	Qnity Electronics, Inc., 6.25%, due 08/15/33 144A	20,756
329,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	305,693
220,000	Qorvo, Inc., 4.38%, due 10/15/29	217,064
630,000	Quanta Services, Inc., 4.50%, due 01/15/31	632,262
236,000	Quikrete Holdings, Inc., 6.38%, due 03/01/32 144A	245,807
174,000	Radian Group, Inc., 6.20%, due 05/15/29	182,632
200,000	Rakuten Group, Inc., 9.75%, due 04/15/29 144A	223,755
76See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
476,000	Regeneron Pharmaceuticals, Inc., 1.75%, due 09/15/30	425,291
780,000	Regions Financial Corp., 5.50% (1 day USD SOFR + 2.06%), due 09/06/35(b)	805,851
156,000	Regions Financial Corp., 5.72% (1 day USD SOFR + 1.49%), due 06/06/30(b)	162,771
329,000	Reinsurance Group of America, Inc., 6.65% (5 yr. CMT + 2.39%), due 09/15/55(b)(e)	341,297
1,582,000	Rentokil Terminix Funding LLC, 5.00%, due 04/28/30 144A	1,611,337
200,000	Repsol E&P Capital Markets U.S. LLC, 5.20%, due 09/16/30 144A	203,074
206,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, due 02/01/33 144A	210,767
82,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, due 10/15/30 144A	83,738
538,000	ROBLOX Corp., 3.88%, due 05/01/30 144A	515,155
101,000	Rocket Cos., Inc., 6.38%, due 08/01/33 144A	105,431
588,000	Royal Bank of Canada, 6.50% (5 yr. CMT + 2.46%), due 11/24/85(b)	588,828
154,000	Royal Caribbean Cruises Ltd., 5.38%, due 01/15/36	155,099
195,000	Royalty Pharma PLC, 5.15%, due 09/02/29	200,662
2,032,000	Ryder System, Inc., 4.30%, due 12/01/30	2,025,917
529,000	Ryder System, Inc., 4.90%, due 12/01/29	541,398
341,000	S&S Holdings LLC, 8.38%, due 10/01/31 144A	327,065
547,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	549,945
225,000	Santander U.K. Group Holdings PLC, 4.32% (1 day USD SOFR Index + 1.07%), due 09/22/29(b)	225,340
400,000	Sasol Financing USA LLC, 6.50%, due 09/27/28(e)	394,387
2,523,000	SBA Tower Trust, 4.83%, due 10/15/29 144A	2,542,554
278,000	Sempra, 5.50%, due 08/01/33	291,548
288,000	Sempra, 6.40% (5 yr. CMT + 2.63%), due 10/01/54(b)	293,093
290,000	Sempra, 6.88% (5 yr. CMT + 2.79%), due 10/01/54(b)	299,149
185,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	173,727
850,000	Simon Property Group LP, 6.75%, due 02/01/40	982,214
186,000	Sirius XM Radio LLC, 4.00%, due 07/15/28 144A	182,077
132,000	Sixth Street Lending Partners, 5.75%, due 01/15/30	133,914
166,000	Sixth Street Lending Partners, 6.13%, due 07/15/30	170,634
1,365,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(b) 144A	1,344,948
343,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(b)(f) 144A	328,969
1,130,000	Societe Generale SA, 5.52% (1 yr. CMT + 1.50%), due 01/19/28(b) 144A	1,144,985
553,000	Solventum Corp., 5.45%, due 03/13/31	577,855
1,131,000	Sonoco Products Co., 5.00%, due 09/01/34(e)	1,122,974
570,000	Southern California Edison Co., 3.45%, due 02/01/52	380,756
335,000	Southern California Edison Co., 4.00%, due 04/01/47	252,490
281,000	Southern Co., 5.70%, due 03/15/34	296,551
370,000	Southern Co., 6.38% (5 yr. CMT + 2.07%), due 03/15/55(b)	386,376
2,180,000	Southern Co. Gas Capital Corp., 4.95%, due 09/15/34	2,195,134
274,000	Standard Building Solutions, Inc., 5.88%, due 03/15/34 144A	274,967
244,000	Standard Building Solutions, Inc., 6.25%, due 08/01/33 144A	249,393
205,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	198,028
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	24,953
175,000	Starwood Property Trust, Inc., 3.63%, due 07/15/26 144A	174,759
25,000	Starwood Property Trust, Inc., 5.25%, due 10/15/28 144A	25,280
229,000	Starwood Property Trust, Inc., 6.00%, due 04/15/30 144A	235,777
300,000	Stonebriar ABF Issuer LLC, 8.13%, due 12/15/30 144A	308,409
1,550,000	Sun Communities Operating LP, 2.30%, due 11/01/28(e)	1,476,008
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,900,000	Sun Communities Operating LP, 2.70%, due 07/15/31	1,729,669
233,000	Sunoco LP, 4.50%, due 10/01/29 144A	227,614
158,000	Sunoco LP, 4.63%, due 05/01/30 144A	153,592
151,000	Sunoco LP, 5.63%, due 03/15/31 144A	152,191
265,000	Sunoco LP, 5.88%, due 03/15/34 144A	265,100
161,000	Sunoco LP, 6.25%, due 07/01/33 144A	165,067
245,000	Sunoco LP, 7.25%, due 05/01/32 144A	259,209
464,000	Sunoco LP, 7.88% (5 yr. CMT + 4.23%)(b)(f) 144A	477,011
415,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 04/30/30	405,571
275,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	277,382
267,000	Targa Resources Corp., 5.50%, due 02/15/35	274,128
1,136,000	Targa Resources Corp., 6.15%, due 03/01/29	1,196,903
390,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	372,813
98,000	Taylor Morrison Communities, Inc., 5.75%, due 11/15/32 144A	100,892
404,000	TD SYNNEX Corp., 5.30%, due 10/10/35	401,631
435,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	358,818
38,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	43,783
70,000	Tenet Healthcare Corp., 4.38%, due 01/15/30	68,740
420,000	Tenet Healthcare Corp., 5.50%, due 11/15/32 144A	426,007
175,000	Tenneco, Inc., 8.00%, due 11/17/28 144A	175,679
68,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	71,482
478,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46	362,106
318,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, due 12/01/30	330,130
1,262,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	1,242,587
1,604,000	T-Mobile USA, Inc., 5.88%, due 11/15/55	1,614,356
296,000	TopBuild Corp., 5.63%, due 01/31/34 144A	299,588
288,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 05/15/30 144A	287,835
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	108,516
285,000	Transcontinental Gas Pipe Line Co. LLC, 5.10%, due 03/15/36 144A	287,748
141,000	Travel & Leisure Co., 4.63%, due 03/01/30 144A	138,128
336,000	Travel & Leisure Co., 6.13%, due 09/01/33 144A	341,301
1,843,000	Triton Container International Ltd., 3.15%, due 06/15/31 144A	1,665,399
164,000	TrueNoord Capital DAC, 8.75%, due 03/01/30 144A	174,058
402,000	Truist Financial Corp., 5.15% (1 day USD SOFR + 1.57%), due 08/05/32(b)	415,991
1,400,000	Truist Financial Corp., 5.71% (1 day USD SOFR + 1.92%), due 01/24/35(b)	1,476,387
816,000	Truist Financial Corp., 5.87% (1 day USD SOFR + 2.36%), due 06/08/34(b)	869,907
284,000	Truist Financial Corp., 6.12% (1 day USD SOFR + 2.30%), due 10/28/33(b)	307,974
274,000	Trust 2401, 7.38%, due 02/13/34 144A	304,247
489,000	U.S. Bancorp, 4.84% (1 day USD SOFR + 1.60%), due 02/01/34(b)	493,804
297,000	U.S. Bancorp, 5.08% (1 day USD SOFR + 1.30%), due 05/15/31(b)	306,644
263,000	U.S. Bancorp, 5.38% (1 day USD SOFR + 1.56%), due 01/23/30(b)	272,615
431,000	U.S. Bancorp, 5.84% (1 day USD SOFR + 2.26%), due 06/12/34(b)	460,876
2,892,000	UBS Group AG, 4.84% (1 day USD SOFR + 1.29%), due 11/06/33(b) 144A	2,899,560
339,000	UBS Group AG, 5.43% (1 yr. CMT + 1.52%), due 02/08/30(b) 144A	350,871
268,000	UBS Group AG, 6.30% (1 yr. CMT + 2.00%), due 09/22/34(b) 144A	293,186
218,000	UBS Group AG, 7.00% (5 yr. USD SOFR ICE Swap + 3.08%)(b)(f) 144A	223,765
289,000	UBS Group AG, 7.13% (5 yr. USD SOFR ICE Swap + 3.18%)(b)(f) 144A	296,326
78See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
294,000	UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(f) 144A	344,973
87,000	Under Armour, Inc., 7.25%, due 07/15/30 144A	87,302
302,229	United Airlines Pass-Through Trust, 3.45%, due 01/07/30	294,994
1,523,050	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	1,522,976
277,161	United Airlines Pass-Through Trust, 4.55%, due 02/25/33	270,341
406,485	United Airlines Pass-Through Trust, 5.45%, due 08/15/38	419,923
483,279	United Airlines Pass-Through Trust, 5.80%, due 07/15/37	507,348
341,759	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	350,695
311,863	United Airlines Pass-Through Trust, 5.88%, due 08/15/38	320,993
580,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	579,623
238,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	237,114
265,000	United Rentals North America, Inc., 5.25%, due 01/15/30	268,936
885,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	673,319
155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51	105,516
70,000	UnitedHealth Group, Inc., 5.30%, due 06/15/35(e)	72,668
499,000	UnitedHealth Group, Inc., 5.75%, due 07/15/64	489,708
137,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, due 02/15/29 144A	131,707
471,000	Universal Health Services, Inc., 2.65%, due 10/15/30	430,074
120,000	University of Chicago, 2.76%, due 04/01/45	95,381
350,000	University of Southern California, 2.95%, due 10/01/51	229,811
238,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	218,893
581,000	Var Energi ASA, 5.88%, due 05/22/30 144A	605,332
1,160,000	Var Energi ASA, 7.50%, due 01/15/28 144A	1,230,235
804,000	Var Energi ASA, 8.00%, due 11/15/32 144A	922,474
65,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	60,974
60,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	54,570
215,000	Venture Global LNG, Inc., 7.00%, due 01/15/30(e) 144A	207,076
722,000	Venture Global LNG, Inc., 9.00% (5 yr. CMT + 5.44%)(b)(f) 144A	570,713
359,000	Venture Global LNG, Inc., 9.50%, due 02/01/29 144A	372,343
100,000	Venture Global Plaquemines LNG LLC, 6.13%, due 12/15/30 144A	101,925
35,000	Venture Global Plaquemines LNG LLC, 6.50%, due 06/15/34(e) 144A	35,801
1,544,000	Verisk Analytics, Inc., 5.13%, due 02/15/36	1,557,802
451,000	Verizon Communications, Inc., 2.55%, due 03/21/31	412,624
578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	360,843
1,624,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,158,410
515,000	Viatris, Inc., 3.85%, due 06/22/40	396,164
505,000	VICI Properties LP, 5.13%, due 11/15/31	512,561
373,000	VICI Properties LP, 5.13%, due 05/15/32	376,247
205,000	VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	201,400
1,203,000	VICI Properties LP/VICI Note Co., Inc., 5.75%, due 02/01/27 144A	1,217,099
348,000	Viking Cruises Ltd., 5.88%, due 10/15/33 144A	353,491
303,000	Viper Energy Partners LLC, 4.90%, due 08/01/30	306,747
3,016,000	Virginia Power Fuel Securitization LLC, 4.88%, due 05/01/33	3,087,811
107,000	Vistra Corp., 8.00% (5 yr. CMT + 6.93%)(b)(f) 144A	110,104
602,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	598,457
295,000	Vistra Operations Co. LLC, 4.60%, due 10/15/30 144A	295,243
195,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	196,141
382,000	Vistra Operations Co. LLC, 6.95%, due 10/15/33 144A	426,990
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
319,000	Vodafone Group PLC, 7.00% (5 yr. USD Swap + 4.87%), due 04/04/79(b)	338,157
340,000	WakeMed, 3.29%, due 10/01/52(e)	236,009
228,000	Warnermedia Holdings, Inc., 4.28%, due 03/15/32	200,428
457,000	Warnermedia Holdings, Inc., 5.05%, due 03/15/42	323,784
178,000	Wayfair LLC, 6.75%, due 11/15/32 144A	183,241
151,000	Webster Financial Corp., 5.78% (5 yr. CMT + 2.13%), due 09/11/35(b)	151,227
215,000	WEC Energy Group, Inc., 5.63% (5 yr. CMT + 1.91%), due 05/15/56(b)	216,871
200,000	Weir Group, Inc., 5.35%, due 05/06/30 144A	205,758
1,871,000	Wells Fargo & Co., 2.57% (3 mo. USD Term SOFR + 1.26%), due 02/11/31(b)	1,749,572
1,285,000	Wells Fargo & Co., 3.35% (1 day USD SOFR + 1.50%), due 03/02/33(b)	1,201,338
1,905,000	Wells Fargo & Co., 4.81% (1 day USD SOFR + 1.98%), due 07/25/28(b)	1,926,850
2,694,000	Wells Fargo & Co., 5.15% (1 day USD SOFR + 1.50%), due 04/23/31(b)	2,783,854
317,000	Wells Fargo & Co., 5.21% (1 day USD SOFR + 1.38%), due 12/03/35(b)	324,558
207,000	Wells Fargo & Co., 5.24% (1 day USD SOFR + 1.11%), due 01/24/31(b)	214,599
1,720,000	Wells Fargo & Co., 5.39% (1 day USD SOFR + 2.02%), due 04/24/34(b)	1,792,413
611,000	Wells Fargo & Co., 6.49% (1 day USD SOFR + 2.06%), due 10/23/34(b)	677,743
381,000	Western Midstream Operating LP, 4.05%, due 02/01/30	373,750
219,000	Western Midstream Operating LP, 5.45%, due 11/15/34	221,020
153,000	Whistler Pipeline LLC, 5.40%, due 09/30/29 144A	158,044
165,000	Whistler Pipeline LLC, 5.70%, due 09/30/31 144A	171,687
136,000	Williams Scotsman, Inc., 6.63%, due 06/15/29 144A	140,978
146,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/01/31 144A	153,404
272,000	WMG Acquisition Corp., 3.88%, due 07/15/30 144A	261,237
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29 144A	277,769
130,000	WULF Compute LLC, 7.75%, due 10/15/30 144A	134,031
157,000	XHR LP, 6.63%, due 05/15/30 144A	162,478
610,000	Yale University, 2.40%, due 04/15/50(e)	369,210
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31	963,765
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,231,243
560,000	Yara International ASA, 7.38%, due 11/14/32 144A	635,900
		458,563,398
	Mortgage Backed Securities - Private Issuers — 7.2%
327,000	1301 Trust, Series 2025-1301, Class A, 5.06%, due 08/11/42(d) 144A	331,695
221,718	A&D Mortgage Trust, Series 2025-NQM5, Class A1, 5.12%, due 12/25/70(c) 144A	222,158
62,038	Angel Oak Mortgage Trust, Series 2020-R1, Class A1, 0.99%, due 04/25/53(d) 144A	60,040
173,905	Angel Oak Mortgage Trust, Series 2021-4, Class A1, 1.04%, due 01/20/65(d) 144A	148,457
308,806	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, due 07/25/66(d) 144A	270,130
204,816	Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, due 11/26/68(c) 144A	204,563
163,229	Angel Oak Mortgage Trust, Series 2025-10, Class A1, 4.96%, due 09/25/70(d) 144A	163,552
238,514	Angel Oak Mortgage Trust, Series 2025-11, Class A1, 4.98%, due 10/25/70(d) 144A	239,051
1,000,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	899,081
149,338	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.18%, due 10/25/48(d) 144A	135,491
796,395	ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, due 04/25/64(c) 144A	779,628
421,000	BAHA Trust, Series 2024-MAR, Class A, 5.97%, due 12/10/41(d) 144A	436,564
217,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.72%, due 11/05/32(d) 144A	185,161
80See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
971,351	Bank, Series 2019-BN20, Class A2, 2.76%, due 09/15/62	921,471
2,038,993	Bank, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	1,923,946
1,438,152	Bank, Series 2020-BN26, Class A2, 2.04%, due 03/15/63	1,373,228
1,800,000	Bank, Series 2020-BN26, Class A3, 2.16%, due 03/15/63	1,665,460
2,300,000	Bank, Series 2021-BN34, Class A4, 2.16%, due 06/15/63	2,068,677
2,224,000	Bank, Series 2021-BN36, Class A5, 2.47%, due 09/15/64	1,994,026
2,408,000	Bank5, Series 2025-5YR16, Class A3, 5.28%, due 08/15/63	2,490,711
311,000	Bank5, Series 2025-5YR18, Class A3, 5.15%, due 12/15/58	320,255
216,000	Bank5, Series 2025-5YR19, Class A3, 5.27%, due 12/15/58	223,556
22,990	BBCMS Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	22,464
42,908	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	40,492
2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,806,554
1,232,103	BBCMS Mortgage Trust, Series 2023-C21, Class A2, 6.30%, due 09/15/56(d)	1,293,908
162,000	BBCMS Mortgage Trust, Series 2024-5C29, Class A3, 5.21%, due 09/15/57	166,698
171,000	BBCMS Mortgage Trust, Series 2024-5C31, Class A3, 5.61%, due 12/15/57	178,494
245,000	BBCMS Mortgage Trust, Series 2025-5C38, Class A3, 5.15%, due 11/15/58	252,481
2,052,000	BBCMS Mortgage Trust, Series 2025-C32, Class A5, 5.72%, due 02/15/62	2,189,942
1,515,146	BBCMS Trust, Series 2021-C10, Class A5, 2.49%, due 07/15/54	1,385,085
69,728	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	67,564
79,556	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	76,988
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,262,213
1,100,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	1,006,488
130,794	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	130,535
583,866	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	574,226
2,940,172	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,718,287
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,497,598
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	818,274
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,584,467
3,000,000	Benchmark Mortgage Trust, Series 2023-B39, Class A2, 6.57%, due 07/15/56(d)	3,117,412
1,145,995	Benchmark Mortgage Trust, Series 2023-B40, Class A2, 6.93%, due 12/15/56	1,210,968
402,000	Benchmark Mortgage Trust, Series 2024-V12, Class A3, 5.74%, due 12/15/57	421,121
2,218,000	Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66%, due 04/15/57	2,323,368
2,580,000	Benchmark Mortgage Trust, Series 2025-V17, Class A3, 5.07%, due 09/15/58	2,647,867
1,620,000	BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.32%, due 09/15/57	1,668,054
177,000	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.63%, due 12/15/57(d)	184,507
129,439	BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, due 02/25/49(d) 144A	119,545
1,061,234	BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, due 05/25/63(d) 144A	1,067,416
1,231,503	BX Commercial Mortgage Trust, Series 2021-CIP, Class A, 4.79% (1 mo. USD Term SOFR + 1.04%), due 12/15/38(b) 144A	1,231,970
260,000	BX Trust, Series 2019-OC11, Class A, 3.20%, due 12/09/41 144A	247,219
1,657,000	BX Trust, Series 2022-CLS, Class A, 5.76%, due 10/13/27 144A	1,663,946
237,000	CENT 2025-CITY, Series 2025-CITY, Class A, 4.92%, due 07/10/40(d) 144A	240,323
956,471	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/52(d) 144A	926,164
445,997	Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A, 3.25%, due 09/25/64(d) 144A	399,790
2,469,519	Chase Home Lending Mortgage Trust, Series 2025-11, Class A4A, 5.00%, due 02/25/56(d) 144A	2,471,631
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,267,245	Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, 5.50%, due 06/25/56(d) 144A	1,277,012
1,164,549	CIM Trust, Series 2024-R1, Class A1, 4.75%, due 06/25/64(d) 144A	1,160,153
2,241,495	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, 0.09%, due 05/10/47(d)	1,578
254,850	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	242,342
380,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82%, due 10/12/40(d) 144A	391,936
244,910	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.92%, due 08/25/66(d) 144A	208,611
193,082	COLT Mortgage Loan Trust, Series 2021-3, Class A1, 0.96%, due 09/27/66(d) 144A	166,693
111,451	COLT Mortgage Loan Trust, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(d) 144A	96,974
167,142	COLT Mortgage Loan Trust, Series 2025-6, Class A1, 5.53%, due 08/25/70(c) 144A	168,805
380,664	COLT Trust, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(d) 144A	332,408
216,196	Cross Mortgage Trust, Series 2025-H8, Class A1, 5.00%, due 11/25/70(d) 144A	216,803
284,542	Cross Mortgage Trust, Series 2025-H9, Class A1, 5.04%, due 11/25/70(d) 144A	285,475
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	990,492
161,883	CSMC Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(d) 144A	157,063
197,902	CSMC Trust, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(d) 144A	178,291
172,704	CSMC Trust, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(d) 144A	151,574
255,107	CSMC Trust, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(d) 144A	219,701
152,087	EFMT, Series 2025-INV4, Class A1, 5.10%, due 10/25/70(c) 144A	152,642
52,914	Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.80%, due 02/25/66(d) 144A	46,517
114,204	Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, due 06/25/66(d) 144A	97,521
210,285	Flagstar Mortgage Trust, Series 2020-2, Class A2, 3.00%, due 08/25/50(d) 144A	184,527
526,225	Flagstar Mortgage Trust, Series 2021-1, Class A2, 2.50%, due 02/01/51(d) 144A	441,815
169,844	GCAT Trust, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(d) 144A	152,612
154,228	GCAT Trust, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(d) 144A	135,117
229,889	GCAT Trust, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(d) 144A	203,204
288,928	GCAT Trust, Series 2025-NQM5, Class A1, 4.98%, due 08/25/70(d) 144A	289,579
2,015,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A3, 2.90%, due 07/10/52	1,935,580
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,472,915
958,902	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	916,878
93,579	GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(d) 144A	85,458
28,320	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(d) 144A	27,083
324,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, due 01/13/40(d) 144A	336,416
143,868	Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(d) 144A	126,799
346,558	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	345,511
357,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	323,085
1,294,721	JP Morgan Mortgage Trust, Series 2023-4, Class 1A4A, 5.50%, due 11/25/53(d) 144A	1,302,250
1,409,680	JP Morgan Mortgage Trust, Series 2025-2, Class A4A, 5.50%, due 07/25/55(d) 144A	1,419,504
565,871	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	558,471
194,052	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	192,817
82See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
134,528	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	134,018
960,482	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	950,743
492,328	Kinbane 2 DAC, Series 2024-RPL2A, Class A, 3.00% (1 mo. EURIBOR + 1.10%), due 01/24/63(b) 144A	578,936
59,914	Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.89%, due 10/25/66(c) 144A	59,974
83,394	MFA Trust, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(d) 144A	79,062
339,670	Mill City Mortgage Trust, Series 2015-1, Class M3, 3.71%, due 06/25/56(d) 144A	337,516
249,595	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	246,571
1,280,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A5, 5.63%, due 08/15/58	1,355,905
1,562,383	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,552,240
2,626,456	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,552,103
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	889,520
204,000	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM10, Class A1, 5.12%, due 11/25/70(d) 144A	204,892
195,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.32%, due 01/15/43(d) 144A	183,283
86,955	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 4.60% (1 mo. USD Term SOFR + 0.86%), due 01/25/48(b) 144A	85,526
342,439	New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, 5.09%, due 10/25/65(d) 144A	343,828
266,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class A, 4.31%, due 11/05/41(d) 144A	264,348
133,501	NYMT Loan Trust, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	126,018
97,204	OBX Trust, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(d) 144A	83,519
151,025	OBX Trust, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(d) 144A	125,636
200,938	OBX Trust, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(d) 144A	165,934
125,110	OBX Trust, Series 2025-NQM18, Class A1, 5.06%, due 09/25/65(d) 144A	125,614
250,666	OBX Trust, Series 2025-NQM19, Class A1, 4.87%, due 10/25/65(d) 144A	250,934
272,395	OBX Trust, Series 2025-NQM20, Class A1, 5.02%, due 10/25/65(d) 144A	273,384
193,168	OBX Trust, Series 2025-NQM21, Class A1, 4.99%, due 10/25/65(d) 144A	193,778
368,000	OBX Trust, Series 2025-NQM23, Class A1, 4.87%, due 10/25/65(d) 144A	368,597
327,372	Provident Funding Mortgage Trust, Series 2020-F1, Class A2, 2.00%, due 01/25/36(d) 144A	295,279
199,225	PRPM LLC, Series 2024-RPL2, Class A1, 3.50%, due 05/25/54(c) 144A	194,869
591,473	PRPM LLC, Series 2025-RCF1, Class A1, 4.50%, due 02/25/55(c) 144A	589,458
326,000	ROCK Trust, Series 2024-CNTR, Class A, 5.39%, due 11/13/41 144A	335,413
375,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/41 144A	393,842
1,200,000	SCG Trust, Series 2025-SNIP, Class A, 5.25% (1 mo. USD Term SOFR + 1.50%), due 09/15/42(b) 144A	1,203,713
86,740	Sequoia Mortgage Trust, Series 2020-3, Class A4, 3.00%, due 04/25/50(d) 144A	85,782
875,653	Sequoia Mortgage Trust, Series 2024-5, Class A5, 6.00%, due 06/25/54(d) 144A	882,101
1,105,972	Sequoia Mortgage Trust, Series 2024-6, Class A5, 6.00%, due 07/27/54(d) 144A	1,119,443
1,652,229	Sequoia Mortgage Trust, Series 2025-12, Class A5, 5.00%, due 12/25/55(d) 144A	1,649,014
1,187,576	Sequoia Mortgage Trust, Series 2025-8, Class A4, 5.50%, due 09/25/55(d) 144A	1,195,445
289,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	252,812
295,126	Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.45%, due 12/25/66(d) 144A	268,140
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
200,364	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(d) 144A	191,424
191,772	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58(d) 144A	187,609
150,085	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(d) 144A	144,995
50,048	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 4.85% (1 mo. USD Term SOFR + 1.11%), due 10/25/59(b) 144A	50,122
238,238	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	218,828
500,000	Towd Point Mortgage Trust, Series 2021-SJ2, Class A1B, 2.25%, due 12/25/61(d) 144A	471,342
435,389	Towd Point Mortgage Trust, Series 2024-4, Class A1A, 4.58%, due 10/27/64(d) 144A	437,481
671,336	Towd Point Mortgage Trust, Series 2025-CES1, Class A1, 5.71%, due 02/25/55(c) 144A	678,945
234,000	VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A, 5.06%, due 07/13/44(d) 144A	237,185
103,761	Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, due 06/25/66(d) 144A	91,776
155,309	Verus Securitization Trust, Series 2021-4, Class A1, 0.94%, due 07/25/66(d) 144A	131,982
178,776	Verus Securitization Trust, Series 2021-5, Class A1, 1.01%, due 09/25/66(d) 144A	156,421
47,057	Verus Securitization Trust, Series 2021-R1, Class A1, 0.82%, due 10/25/63(d) 144A	45,680
359,466	Verus Securitization Trust, Series 2025-11, Class A1, 4.91%, due 11/25/70(d) 144A	360,137
176,000	Verus Securitization Trust, Series 2025-R2, Class A1, 5.09%, due 07/25/67(d) 144A	176,567
4,995	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7, 5.45%, due 09/25/33(d)	4,921
832,853	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	822,948
1,590,090	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,574,384
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,749,540
189,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class A3, 5.67%, due 05/15/58	197,839
286,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C6, Class A3, 5.19%, due 10/15/58	294,623
2,601,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C7, Class A3, 5.20%, due 12/15/58	2,680,418
422,000	WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.35%, due 07/15/40(d) 144A	434,447
		102,399,976
	Mortgage Backed Securities - U.S. Government Agency Obligations — 29.8%
140,027	Federal Home Loan Mortgage Corp., Pool # A89870, 4.50%, due 11/01/39	141,647
100,408	Federal Home Loan Mortgage Corp., Pool # A96970, 4.00%, due 02/01/41	98,097
176,950	Federal Home Loan Mortgage Corp., Pool # C91908, 3.00%, due 01/01/37	168,808
140,041	Federal Home Loan Mortgage Corp., Pool # G06231, 4.00%, due 12/01/40	137,551
87,929	Federal Home Loan Mortgage Corp., Pool # G06409, 6.00%, due 11/01/39	93,151
42,588	Federal Home Loan Mortgage Corp., Pool # G06875, 5.50%, due 12/01/38	44,625
161,023	Federal Home Loan Mortgage Corp., Pool # G07021, 5.00%, due 09/01/39	166,043
302,474	Federal Home Loan Mortgage Corp., Pool # G07816, 4.50%, due 09/01/42	305,135
224,535	Federal Home Loan Mortgage Corp., Pool # G08537, 3.00%, due 07/01/43	208,260
135,383	Federal Home Loan Mortgage Corp., Pool # G08672, 4.00%, due 10/01/45	131,410
461,570	Federal Home Loan Mortgage Corp., Pool # G08721, 3.00%, due 09/01/46	420,759
214,358	Federal Home Loan Mortgage Corp., Pool # G08726, 3.00%, due 10/01/46	195,294
37,308	Federal Home Loan Mortgage Corp., Pool # G08735, 4.50%, due 10/01/46	37,287
18,061	Federal Home Loan Mortgage Corp., Pool # G08748, 3.50%, due 02/01/47	17,062
258,147	Federal Home Loan Mortgage Corp., Pool # G08749, 4.00%, due 02/01/47	250,356
84See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
135,596	Federal Home Loan Mortgage Corp., Pool # G08771, 4.00%, due 07/01/47	131,504
115,425	Federal Home Loan Mortgage Corp., Pool # G08786, 4.50%, due 10/01/47	114,979
52,791	Federal Home Loan Mortgage Corp., Pool # G16177, 2.00%, due 01/01/32	50,603
37,071	Federal Home Loan Mortgage Corp., Pool # G60359, 3.00%, due 12/01/45	34,069
184,362	Federal Home Loan Mortgage Corp., Pool # G60581, 3.50%, due 05/01/46	175,385
724,003	Federal Home Loan Mortgage Corp., Pool # G60722, 3.00%, due 10/01/46	661,558
265,967	Federal Home Loan Mortgage Corp., Pool # G60767, 3.50%, due 10/01/46	251,371
114,088	Federal Home Loan Mortgage Corp., Pool # G60788, 3.50%, due 12/01/46	108,462
404,936	Federal Home Loan Mortgage Corp., Pool # G60804, 4.50%, due 05/01/42	409,603
595,526	Federal Home Loan Mortgage Corp., Pool # G60934, 3.50%, due 06/01/45	570,108
753,206	Federal Home Loan Mortgage Corp., Pool # G60985, 3.00%, due 05/01/47	690,336
81,289	Federal Home Loan Mortgage Corp., Pool # G60989, 3.00%, due 12/01/46	74,160
55,738	Federal Home Loan Mortgage Corp., Pool # G61022, 3.00%, due 04/01/45	51,657
406,140	Federal Home Loan Mortgage Corp., Pool # G61748, 3.50%, due 11/01/48	384,871
216,832	Federal Home Loan Mortgage Corp., Pool # G67701, 3.00%, due 10/01/46	200,388
134,515	Federal Home Loan Mortgage Corp., Pool # G67703, 3.50%, due 04/01/47	127,745
49,095	Federal Home Loan Mortgage Corp., Pool # J24414, 2.50%, due 06/01/28	48,413
405,300	Federal Home Loan Mortgage Corp., Pool # Q09224, 4.00%, due 07/01/42	397,589
60,919	Federal Home Loan Mortgage Corp., Pool # Q11218, 3.50%, due 09/01/42	58,370
130,855	Federal Home Loan Mortgage Corp., Pool # Q12052, 3.50%, due 10/01/42	125,298
360,990	Federal Home Loan Mortgage Corp., Pool # Q12862, 3.50%, due 11/01/42	349,237
139,298	Federal Home Loan Mortgage Corp., Pool # Q17792, 3.50%, due 05/01/43	133,310
340,911	Federal Home Loan Mortgage Corp., Pool # Q36815, 4.00%, due 10/01/45	329,961
268,145	Federal Home Loan Mortgage Corp., Pool # Q41918, 3.50%, due 07/01/46	255,337
141,925	Federal Home Loan Mortgage Corp., Pool # Q44963, 3.50%, due 12/01/46	134,600
451,125	Federal Home Loan Mortgage Corp., Pool # Q45741, 3.50%, due 01/01/47	428,387
38,293	Federal Home Loan Mortgage Corp., Pool # Q49494, 4.50%, due 07/01/47	38,145
147,229	Federal Home Loan Mortgage Corp., Pool # Q52312, 4.00%, due 11/01/47	142,382
115,263	Federal Home Loan Mortgage Corp., Pool # Q54957, 4.00%, due 03/01/48	111,736
1,013,280	Federal Home Loan Mortgage Corp., Pool # QA6367, 3.00%, due 01/01/50	915,923
657,182	Federal Home Loan Mortgage Corp., Pool # QA7234, 3.00%, due 02/01/50	589,805
441,594	Federal Home Loan Mortgage Corp., Pool # QA8518, 3.00%, due 04/01/50	398,403
1,180,319	Federal Home Loan Mortgage Corp., Pool # QB3535, 2.00%, due 09/01/50	964,539
229,395	Federal Home Loan Mortgage Corp., Pool # QC0039, 2.50%, due 03/01/51	197,307
1,190,928	Federal Home Loan Mortgage Corp., Pool # QC4339, 2.00%, due 07/01/51	986,381
728,613	Federal Home Loan Mortgage Corp., Pool # QC5189, 2.50%, due 08/01/51	622,697
365,665	Federal Home Loan Mortgage Corp., Pool # QC6357, 2.50%, due 09/01/51	314,514
402,988	Federal Home Loan Mortgage Corp., Pool # QD6056, 3.00%, due 02/01/52	362,532
1,008,658	Federal Home Loan Mortgage Corp., Pool # QD6057, 3.00%, due 02/01/52	905,606
641,904	Federal Home Loan Mortgage Corp., Pool # QE0375, 4.00%, due 04/01/52	618,024
633,731	Federal Home Loan Mortgage Corp., Pool # QF2436, 5.00%, due 10/01/52	640,863
206,111	Federal Home Loan Mortgage Corp., Pool # RA1343, 3.00%, due 09/01/49	186,067
1,331,358	Federal Home Loan Mortgage Corp., Pool # RA1776, 3.00%, due 12/01/49	1,203,753
767,470	Federal Home Loan Mortgage Corp., Pool # RA1860, 3.00%, due 12/01/49	688,791
1,334,216	Federal Home Loan Mortgage Corp., Pool # RA6944, 3.50%, due 03/01/52	1,245,732
588,557	Federal Home Loan Mortgage Corp., Pool # RA6950, 3.50%, due 03/01/52	549,663
505,140	Federal Home Loan Mortgage Corp., Pool # RA6951, 3.50%, due 03/01/52	472,553
2,611,358	Federal Home Loan Mortgage Corp., Pool # RA7135, 2.50%, due 04/01/52	2,239,179
1,677,195	Federal Home Loan Mortgage Corp., Pool # RA7407, 4.00%, due 05/01/52	1,607,084
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,722,491	Federal Home Loan Mortgage Corp., Pool # RA7545, 4.00%, due 06/01/52	1,646,751
1,100,978	Federal Home Loan Mortgage Corp., Pool # RA9258, 5.00%, due 06/01/53	1,103,419
1,509,721	Federal Home Loan Mortgage Corp., Pool # RB5111, 2.00%, due 05/01/41	1,319,588
1,002,283	Federal Home Loan Mortgage Corp., Pool # RC1916, 2.00%, due 06/01/36	930,943
1,788,317	Federal Home Loan Mortgage Corp., Pool # RJ3009, 5.00%, due 12/01/54	1,803,262
1,291,417	Federal Home Loan Mortgage Corp., Pool # RJ3472, 5.50%, due 02/01/55	1,326,732
591,679	Federal Home Loan Mortgage Corp., Pool # RJ4835, 5.50%, due 09/01/55	601,722
3,199,976	Federal Home Loan Mortgage Corp., Pool # SB0307, 2.50%, due 02/01/35	3,052,644
1,801,047	Federal Home Loan Mortgage Corp., Pool # SB0385, 3.00%, due 07/01/35	1,756,845
227,820	Federal Home Loan Mortgage Corp., Pool # SB8199, 4.50%, due 12/01/37	228,279
1,151,800	Federal Home Loan Mortgage Corp., Pool # SB8205, 4.50%, due 01/01/38	1,155,539
302,165	Federal Home Loan Mortgage Corp., Pool # SB8212, 4.50%, due 02/01/38	303,145
825,779	Federal Home Loan Mortgage Corp., Pool # SB8504, 2.50%, due 10/01/35	790,740
2,355,498	Federal Home Loan Mortgage Corp., Pool # SD0291, 5.00%, due 03/01/50	2,392,861
863,840	Federal Home Loan Mortgage Corp., Pool # SD0742, 2.50%, due 11/01/51	747,778
356,604	Federal Home Loan Mortgage Corp., Pool # SD0815, 3.00%, due 01/01/52	321,327
370,835	Federal Home Loan Mortgage Corp., Pool # SD0905, 3.00%, due 03/01/52	333,266
1,185,000	Federal Home Loan Mortgage Corp., Pool # SD1040, 4.00%, due 06/01/52	1,133,174
498,412	Federal Home Loan Mortgage Corp., Pool # SD1050, 4.50%, due 07/01/52	490,289
2,549,179	Federal Home Loan Mortgage Corp., Pool # SD1265, 4.50%, due 06/01/52	2,518,577
1,794,131	Federal Home Loan Mortgage Corp., Pool # SD1295, 5.00%, due 07/01/52	1,813,690
1,401,191	Federal Home Loan Mortgage Corp., Pool # SD1325, 4.00%, due 08/01/52	1,345,465
1,170,713	Federal Home Loan Mortgage Corp., Pool # SD1446, 4.50%, due 08/01/52	1,151,164
1,453,495	Federal Home Loan Mortgage Corp., Pool # SD1475, 4.50%, due 08/01/52	1,436,047
2,250,845	Federal Home Loan Mortgage Corp., Pool # SD1483, 4.00%, due 08/01/52	2,176,399
1,114,212	Federal Home Loan Mortgage Corp., Pool # SD1513, 5.00%, due 08/01/52	1,118,479
840,030	Federal Home Loan Mortgage Corp., Pool # SD1517, 4.50%, due 09/01/52	830,720
772,471	Federal Home Loan Mortgage Corp., Pool # SD1606, 4.50%, due 09/01/52	762,571
825,030	Federal Home Loan Mortgage Corp., Pool # SD1695, 5.00%, due 10/01/52	828,190
436,623	Federal Home Loan Mortgage Corp., Pool # SD1807, 4.50%, due 07/01/52	430,379
616,668	Federal Home Loan Mortgage Corp., Pool # SD1922, 5.00%, due 11/01/52	619,347
646,286	Federal Home Loan Mortgage Corp., Pool # SD1999, 5.00%, due 12/01/52	648,761
2,764,776	Federal Home Loan Mortgage Corp., Pool # SD2172, 5.50%, due 02/01/53	2,842,665
405,306	Federal Home Loan Mortgage Corp., Pool # SD2273, 4.50%, due 12/01/52	398,637
1,438,208	Federal Home Loan Mortgage Corp., Pool # SD2318, 5.00%, due 02/01/53	1,446,534
1,393,996	Federal Home Loan Mortgage Corp., Pool # SD2526, 4.00%, due 08/01/49	1,336,586
385,440	Federal Home Loan Mortgage Corp., Pool # SD2683, 4.50%, due 04/01/53	381,167
3,160,347	Federal Home Loan Mortgage Corp., Pool # SD2922, 5.00%, due 05/01/53	3,178,791
1,451,712	Federal Home Loan Mortgage Corp., Pool # SD2954, 4.50%, due 04/01/53	1,434,282
320,018	Federal Home Loan Mortgage Corp., Pool # SD3338, 5.50%, due 06/01/53	328,975
720,600	Federal Home Loan Mortgage Corp., Pool # SD3372, 5.00%, due 07/01/53	728,698
358,102	Federal Home Loan Mortgage Corp., Pool # SD3425, 5.50%, due 07/01/53	367,314
894,267	Federal Home Loan Mortgage Corp., Pool # SD3435, 5.00%, due 07/01/53	900,604
448,384	Federal Home Loan Mortgage Corp., Pool # SD3507, 4.00%, due 04/01/53	430,524
1,307,703	Federal Home Loan Mortgage Corp., Pool # SD3562, 4.50%, due 08/01/53	1,293,345
1,675,647	Federal Home Loan Mortgage Corp., Pool # SD3563, 4.50%, due 08/01/53	1,655,197
1,119,874	Federal Home Loan Mortgage Corp., Pool # SD3566, 5.00%, due 08/01/53	1,129,875
754,396	Federal Home Loan Mortgage Corp., Pool # SD3780, 4.00%, due 08/01/52	721,405
880,419	Federal Home Loan Mortgage Corp., Pool # SD4253, 3.50%, due 07/01/52	822,299
86See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
982,712	Federal Home Loan Mortgage Corp., Pool # SD4624, 3.50%, due 08/01/47	925,235
446,295	Federal Home Loan Mortgage Corp., Pool # SD4660, 4.00%, due 08/01/52	426,671
456,422	Federal Home Loan Mortgage Corp., Pool # SD4904, 3.50%, due 07/01/52	426,150
492,176	Federal Home Loan Mortgage Corp., Pool # SD4934, 4.00%, due 04/01/53	472,539
1,131,616	Federal Home Loan Mortgage Corp., Pool # SD5082, 3.50%, due 07/01/52	1,054,095
845,021	Federal Home Loan Mortgage Corp., Pool # SD5100, 4.00%, due 10/01/52	808,132
348,118	Federal Home Loan Mortgage Corp., Pool # SD5147, 3.00%, due 11/01/50	312,719
752,031	Federal Home Loan Mortgage Corp., Pool # SD5367, 5.50%, due 04/01/54	770,404
1,285,640	Federal Home Loan Mortgage Corp., Pool # SD5470, 5.00%, due 03/01/53	1,298,094
586,684	Federal Home Loan Mortgage Corp., Pool # SD5730, 3.50%, due 12/01/49	546,267
1,160,036	Federal Home Loan Mortgage Corp., Pool # SD6755, 3.50%, due 11/01/52	1,090,095
821,283	Federal Home Loan Mortgage Corp., Pool # SD7170, 5.00%, due 12/01/54	827,887
1,036,671	Federal Home Loan Mortgage Corp., Pool # SD7334, 5.50%, due 01/01/55	1,056,700
1,222,885	Federal Home Loan Mortgage Corp., Pool # SD7408, 5.50%, due 01/01/55	1,261,211
2,123,952	Federal Home Loan Mortgage Corp., Pool # SD7433, 5.00%, due 01/01/55	2,135,777
4,044,210	Federal Home Loan Mortgage Corp., Pool # SD7521, 2.50%, due 07/01/50	3,504,356
974,905	Federal Home Loan Mortgage Corp., Pool # SD7543, 2.50%, due 08/01/51	844,208
2,075,429	Federal Home Loan Mortgage Corp., Pool # SD7548, 2.50%, due 11/01/51	1,798,341
1,426,689	Federal Home Loan Mortgage Corp., Pool # SD7551, 3.00%, due 01/01/52	1,287,223
4,211,994	Federal Home Loan Mortgage Corp., Pool # SD7552, 2.50%, due 01/01/52	3,646,090
3,375,539	Federal Home Loan Mortgage Corp., Pool # SD7563, 4.50%, due 05/01/53	3,340,860
3,063,641	Federal Home Loan Mortgage Corp., Pool # SD7565, 5.50%, due 09/01/53	3,154,931
3,669,903	Federal Home Loan Mortgage Corp., Pool # SD8090, 2.00%, due 09/01/50	3,005,218
686,406	Federal Home Loan Mortgage Corp., Pool # SD8104, 1.50%, due 11/01/50	531,086
331,119	Federal Home Loan Mortgage Corp., Pool # SD8113, 2.00%, due 12/01/50	270,803
477,065	Federal Home Loan Mortgage Corp., Pool # SD8121, 2.00%, due 01/01/51	390,363
2,300,319	Federal Home Loan Mortgage Corp., Pool # SD8128, 2.00%, due 02/01/51	1,880,818
980,847	Federal Home Loan Mortgage Corp., Pool # SD8134, 2.00%, due 03/01/51	801,360
29,471	Federal Home Loan Mortgage Corp., Pool # SD8140, 2.00%, due 04/01/51	24,069
2,941,422	Federal Home Loan Mortgage Corp., Pool # SD8141, 2.50%, due 04/01/51	2,515,781
4,688,035	Federal Home Loan Mortgage Corp., Pool # SD8146, 2.00%, due 05/01/51	3,832,337
2,699,485	Federal Home Loan Mortgage Corp., Pool # SD8147, 2.50%, due 05/01/51	2,306,338
851,194	Federal Home Loan Mortgage Corp., Pool # SD8151, 2.50%, due 06/01/51	727,855
1,466,206	Federal Home Loan Mortgage Corp., Pool # SD8167, 2.50%, due 09/01/51	1,247,454
1,195,604	Federal Home Loan Mortgage Corp., Pool # SD8193, 2.00%, due 02/01/52	972,145
1,561,602	Federal Home Loan Mortgage Corp., Pool # SD8222, 4.00%, due 06/01/52	1,493,182
885,106	Federal Home Loan Mortgage Corp., Pool # SD8229, 4.50%, due 05/01/52	868,443
10,710,543	Federal Home Loan Mortgage Corp., Pool # SD8258, 5.00%, due 10/01/52	10,744,382
2,165,318	Federal Home Loan Mortgage Corp., Pool # SD8267, 5.00%, due 11/01/52	2,174,269
353,734	Federal Home Loan Mortgage Corp., Pool # SD8278, 6.00%, due 12/01/52	364,967
1,176,402	Federal Home Loan Mortgage Corp., Pool # SD8289, 5.50%, due 01/01/53	1,198,881
3,172,487	Federal Home Loan Mortgage Corp., Pool # SD8408, 5.50%, due 03/01/54	3,223,175
355,111	Federal Home Loan Mortgage Corp., Pool # SL0209, 5.00%, due 12/01/54	356,420
1,016,279	Federal Home Loan Mortgage Corp., Pool # SL0331, 5.50%, due 02/01/55	1,040,686
727,018	Federal Home Loan Mortgage Corp., Pool # SL0765, 4.50%, due 02/01/54	717,697
668,999	Federal Home Loan Mortgage Corp., Pool # SL1031, 4.00%, due 01/01/54	639,634
1,356,383	Federal Home Loan Mortgage Corp., Pool # SL1810, 5.50%, due 05/01/55	1,391,633
2,672,606	Federal Home Loan Mortgage Corp., Pool # SL2529, 4.50%, due 04/01/50	2,659,134
2,635,645	Federal Home Loan Mortgage Corp., Pool # SL3134, 4.00%, due 08/01/51	2,546,616
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
49,210	Federal Home Loan Mortgage Corp., Pool # V60565, 3.00%, due 06/01/29	48,637
150,656	Federal Home Loan Mortgage Corp., Pool # V60599, 3.00%, due 09/01/29	148,778
339,527	Federal Home Loan Mortgage Corp., Pool # V82292, 4.00%, due 04/01/46	329,493
192,605	Federal Home Loan Mortgage Corp., Pool # V82848, 3.00%, due 12/01/46	176,886
593,563	Federal Home Loan Mortgage Corp., Pool # ZM1609, 3.50%, due 09/01/46	561,145
185,184	Federal Home Loan Mortgage Corp., Pool # ZS4727, 4.00%, due 07/01/47	179,383
116,337	Federal Home Loan Mortgage Corp., Pool # ZS4760, 4.00%, due 03/01/48	112,637
859,539	Federal Home Loan Mortgage Corp., Pool # ZT0536, 3.50%, due 03/01/48	811,995
286,449	Federal Home Loan Mortgage Corp., Pool # ZT0657, 6.00%, due 07/01/40	305,148
296,244	Federal Home Loan Mortgage Corp., Pool # ZT2100, 3.00%, due 04/01/47	268,415
11,133,972	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K106, Class X1, 1.31%, due 01/25/30(d)	514,826
25,326	Federal Home Loan Mortgage Corp. Reference REMICS, Series R007, Class ZA, 6.00%, due 05/15/36	26,726
705,677	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, due 11/25/57	694,029
488,027	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, due 03/25/58	478,330
454,851	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50%, due 07/25/58	445,385
380,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3, Class M1B, 6.77%, (30 day USD SOFR Average + 2.90%), due 04/25/42(b) 144A	389,654
130,635	Federal National Mortgage Association, Pool # 745148, 5.00%, due 01/01/36	134,412
133,047	Federal National Mortgage Association, Pool # 932807, 4.00%, due 09/01/40	131,131
68,582	Federal National Mortgage Association, Pool # 983471, 5.50%, due 05/01/38	71,347
138,663	Federal National Mortgage Association, Pool # 985184, 5.50%, due 08/01/38	144,636
111,072	Federal National Mortgage Association, Pool # 995245, 5.00%, due 01/01/39	113,912
251,047	Federal National Mortgage Association, Pool # AB6212, 3.00%, due 09/01/42	232,855
408,139	Federal National Mortgage Association, Pool # AB6802, 3.50%, due 11/01/42	391,366
105,023	Federal National Mortgage Association, Pool # AB7059, 2.50%, due 11/01/42	94,573
192,874	Federal National Mortgage Association, Pool # AB8703, 3.00%, due 03/01/38	182,921
82,662	Federal National Mortgage Association, Pool # AB9383, 4.00%, due 05/01/43	80,995
653,838	Federal National Mortgage Association, Pool # AB9659, 3.00%, due 06/01/43	605,876
1,259,256	Federal National Mortgage Association, Pool # AC3668, 4.50%, due 10/01/39	1,272,148
126,926	Federal National Mortgage Association, Pool # AD9153, 4.50%, due 08/01/40	128,167
95,531	Federal National Mortgage Association, Pool # AE0469, 6.00%, due 12/01/39	101,118
278,002	Federal National Mortgage Association, Pool # AH4404, 4.00%, due 01/01/41	272,596
52,606	Federal National Mortgage Association, Pool # AI1892, 5.00%, due 05/01/41	54,185
266,900	Federal National Mortgage Association, Pool # AI4815, 4.50%, due 06/01/41	269,017
225,874	Federal National Mortgage Association, Pool # AJ9278, 3.50%, due 12/01/41	217,756
112,283	Federal National Mortgage Association, Pool # AJ9317, 4.00%, due 01/01/42	110,053
229,765	Federal National Mortgage Association, Pool # AL0215, 4.50%, due 04/01/41	231,635
441,585	Federal National Mortgage Association, Pool # AL1895, 3.50%, due 06/01/42	424,258
266,803	Federal National Mortgage Association, Pool # AL2466, 4.00%, due 09/01/42	261,421
302,152	Federal National Mortgage Association, Pool # AL3000, 3.50%, due 12/01/42	288,860
350,273	Federal National Mortgage Association, Pool # AL3316, 3.50%, due 03/01/43	334,903
390,235	Federal National Mortgage Association, Pool # AL6663, 4.00%, due 03/01/39	388,393
450,732	Federal National Mortgage Association, Pool # AL7594, 3.50%, due 08/01/45	429,029
352,562	Federal National Mortgage Association, Pool # AL8191, 4.00%, due 12/01/45	341,750
91,005	Federal National Mortgage Association, Pool # AL9657, 3.50%, due 01/01/47	86,318
88See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
52,087	Federal National Mortgage Association, Pool # AO4109, 4.00%, due 06/01/42	51,036
131,553	Federal National Mortgage Association, Pool # AQ7923, 3.00%, due 12/01/42	121,999
248,006	Federal National Mortgage Association, Pool # AS5133, 3.50%, due 06/01/45	236,065
102,493	Federal National Mortgage Association, Pool # AS6188, 3.50%, due 11/01/45	97,525
56,624	Federal National Mortgage Association, Pool # AS6286, 4.00%, due 12/01/45	54,880
84,150	Federal National Mortgage Association, Pool # AS6304, 4.00%, due 12/01/45	81,575
126,889	Federal National Mortgage Association, Pool # AS6452, 3.50%, due 01/01/46	120,569
65,219	Federal National Mortgage Association, Pool # AS7693, 2.00%, due 08/01/31	62,562
151,820	Federal National Mortgage Association, Pool # AS8073, 2.50%, due 10/01/46	131,783
1,313,728	Federal National Mortgage Association, Pool # AS8483, 3.00%, due 12/01/46	1,190,809
88,069	Federal National Mortgage Association, Pool # AZ3743, 3.50%, due 11/01/45	83,260
150,226	Federal National Mortgage Association, Pool # BC9468, 3.00%, due 06/01/46	137,109
322,218	Federal National Mortgage Association, Pool # BD7043, 4.00%, due 03/01/47	312,124
192,665	Federal National Mortgage Association, Pool # BE7192, 4.00%, due 03/01/47	186,927
342,986	Federal National Mortgage Association, Pool # BK1023, 4.50%, due 02/01/48	338,713
164,151	Federal National Mortgage Association, Pool # BK7611, 4.50%, due 09/01/48	163,290
97,771	Federal National Mortgage Association, Pool # BM1013, 3.50%, due 03/01/47	92,739
86,896	Federal National Mortgage Association, Pool # BM1277, 4.00%, due 05/01/47	84,174
519,722	Federal National Mortgage Association, Pool # BM1573, 3.50%, due 07/01/47	492,972
547,308	Federal National Mortgage Association, Pool # BM1972, 3.50%, due 10/01/37	530,626
408,503	Federal National Mortgage Association, Pool # BM3033, 3.00%, due 10/01/47	372,827
141,563	Federal National Mortgage Association, Pool # BM3258, 3.00%, due 02/01/47	129,857
283,342	Federal National Mortgage Association, Pool # BM3332, 3.50%, due 01/01/48	267,308
204,217	Federal National Mortgage Association, Pool # BM3491, 4.50%, due 01/01/38	207,547
110,651	Federal National Mortgage Association, Pool # BM3628, 3.50%, due 03/01/48	105,138
564,289	Federal National Mortgage Association, Pool # BM3641, 4.00%, due 04/01/48	546,405
340,997	Federal National Mortgage Association, Pool # BM4377, 6.76%, (1 yr. USD RFUCC + 1.87%), due 04/01/38(b)	355,883
388,493	Federal National Mortgage Association, Pool # BM4896, 3.00%, due 02/01/47	359,967
1,608,193	Federal National Mortgage Association, Pool # BM5019, 4.00%, due 12/01/47	1,568,655
481,475	Federal National Mortgage Association, Pool # BM5213, 3.00%, due 07/01/45	442,407
116,830	Federal National Mortgage Association, Pool # BM5293, 3.50%, due 02/01/49	109,703
208,090	Federal National Mortgage Association, Pool # BM5694, 4.00%, due 06/01/48	201,541
80,636	Federal National Mortgage Association, Pool # BM5874, 4.00%, due 01/01/48	78,153
184,363	Federal National Mortgage Association, Pool # BM5950, 3.00%, due 11/01/48	168,082
328,500	Federal National Mortgage Association, Pool # BM6482, 6.32%, (1 yr. USD RFUCC + 1.58%), due 04/01/47(b)	342,616
152,934	Federal National Mortgage Association, Pool # BO1420, 3.50%, due 09/01/49	143,250
313,744	Federal National Mortgage Association, Pool # BO5387, 3.50%, due 12/01/49	296,413
1,149,744	Federal National Mortgage Association, Pool # BP6618, 2.50%, due 08/01/50	985,134
401,135	Federal National Mortgage Association, Pool # BQ3138, 2.50%, due 10/01/50	347,177
1,041,333	Federal National Mortgage Association, Pool # BV8474, 3.00%, due 05/01/52	938,792
618,998	Federal National Mortgage Association, Pool # CA0623, 4.50%, due 10/01/47	617,409
388,760	Federal National Mortgage Association, Pool # CA0655, 3.50%, due 11/01/47	367,409
244,561	Federal National Mortgage Association, Pool # CA0855, 3.50%, due 12/01/47	230,586
207,002	Federal National Mortgage Association, Pool # CA3828, 4.00%, due 07/01/49	200,037
2,518,517	Federal National Mortgage Association, Pool # CA3861, 3.50%, due 07/01/49	2,375,176
562,520	Federal National Mortgage Association, Pool # CA3986, 5.00%, due 08/01/49	572,880
367,358	Federal National Mortgage Association, Pool # CA4149, 3.00%, due 09/01/49	326,635
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
438,913	Federal National Mortgage Association, Pool # CA5556, 3.50%, due 04/01/50	411,067
925,879	Federal National Mortgage Association, Pool # CA6738, 3.00%, due 08/01/50	828,938
2,191,445	Federal National Mortgage Association, Pool # CA6840, 2.00%, due 09/01/35	2,036,949
639,044	Federal National Mortgage Association, Pool # CA6909, 2.50%, due 09/01/50	553,758
765,491	Federal National Mortgage Association, Pool # CA9171, 2.00%, due 02/01/51	624,695
221,313	Federal National Mortgage Association, Pool # CA9303, 3.00%, due 02/01/51	198,051
4,752,989	Federal National Mortgage Association, Pool # CB0671, 2.50%, due 06/01/51	4,128,633
1,055,393	Federal National Mortgage Association, Pool # CB0855, 3.00%, due 06/01/51	942,501
1,150,801	Federal National Mortgage Association, Pool # CB1273, 2.00%, due 08/01/51	945,621
1,487,650	Federal National Mortgage Association, Pool # CB1878, 3.00%, due 10/01/51	1,339,110
1,306,043	Federal National Mortgage Association, Pool # CB2243, 2.50%, due 11/01/36	1,245,480
436,008	Federal National Mortgage Association, Pool # CB2287, 2.50%, due 12/01/51	376,142
4,558,983	Federal National Mortgage Association, Pool # CB2857, 2.50%, due 02/01/52	3,930,657
380,535	Federal National Mortgage Association, Pool # CB2858, 2.50%, due 02/01/52	327,640
996,320	Federal National Mortgage Association, Pool # CB2889, 3.00%, due 02/01/52	885,509
362,917	Federal National Mortgage Association, Pool # CB3126, 3.50%, due 03/01/52	340,400
679,676	Federal National Mortgage Association, Pool # CB3158, 2.50%, due 03/01/52	583,817
1,761,394	Federal National Mortgage Association, Pool # CB3512, 4.00%, due 05/01/52	1,691,392
611,710	Federal National Mortgage Association, Pool # CB3601, 3.50%, due 05/01/52	570,227
1,428,235	Federal National Mortgage Association, Pool # CB3606, 3.50%, due 05/01/52	1,326,930
862,392	Federal National Mortgage Association, Pool # CB3618, 4.00%, due 05/01/52	824,742
874,478	Federal National Mortgage Association, Pool # CB3865, 4.50%, due 06/01/52	863,980
634,565	Federal National Mortgage Association, Pool # CB3910, 4.00%, due 06/01/52	606,663
364,872	Federal National Mortgage Association, Pool # CB4028, 4.50%, due 07/01/52	360,196
694,778	Federal National Mortgage Association, Pool # CB4040, 5.00%, due 07/01/52	697,833
691,748	Federal National Mortgage Association, Pool # CB4090, 4.00%, due 07/01/52	664,185
1,304,929	Federal National Mortgage Association, Pool # CB4101, 4.50%, due 07/01/52	1,284,570
854,939	Federal National Mortgage Association, Pool # CB4300, 4.50%, due 08/01/52	845,691
1,053,441	Federal National Mortgage Association, Pool # CB4304, 4.50%, due 08/01/52	1,038,919
1,766,371	Federal National Mortgage Association, Pool # CB4337, 4.50%, due 08/01/52	1,756,358
4,113,497	Federal National Mortgage Association, Pool # CB4352, 5.00%, due 08/01/52	4,169,907
3,174,312	Federal National Mortgage Association, Pool # CB4354, 5.00%, due 08/01/52	3,214,503
860,711	Federal National Mortgage Association, Pool # CB4384, 4.50%, due 08/01/52	851,384
1,240,249	Federal National Mortgage Association, Pool # CB4387, 4.50%, due 08/01/52	1,217,364
1,678,431	Federal National Mortgage Association, Pool # CB4395, 4.50%, due 08/01/52	1,654,203
691,596	Federal National Mortgage Association, Pool # CB4562, 5.00%, due 09/01/52	695,314
421,632	Federal National Mortgage Association, Pool # CB4675, 4.50%, due 09/01/52	415,276
1,316,911	Federal National Mortgage Association, Pool # CB4808, 4.00%, due 10/01/52	1,259,209
316,454	Federal National Mortgage Association, Pool # CB4838, 5.00%, due 10/01/52	318,368
1,554,144	Federal National Mortgage Association, Pool # CB5434, 5.00%, due 01/01/53	1,572,087
1,231,897	Federal National Mortgage Association, Pool # CB6059, 5.00%, due 04/01/53	1,242,294
669,163	Federal National Mortgage Association, Pool # CB8978, 5.00%, due 08/01/54	672,210
1,315,078	Federal National Mortgage Association, Pool # CB9429, 5.00%, due 11/01/54	1,320,965
1,005,237	Federal National Mortgage Association, Pool # CB9463, 5.00%, due 11/01/54	1,016,904
449,017	Federal National Mortgage Association, Pool # CB9485, 5.50%, due 11/01/54	460,330
1,798,269	Federal National Mortgage Association, Pool # CB9649, 5.00%, due 12/01/54	1,810,726
1,148,595	Federal National Mortgage Association, Pool # CC0525, 5.50%, due 06/01/55	1,173,605
426,574	Federal National Mortgage Association, Pool # CC0532, 5.50%, due 06/01/55	437,736
957,069	Federal National Mortgage Association, Pool # DE3615, 5.50%, due 07/01/55	973,528
90See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,384,174	Federal National Mortgage Association, Pool # FA0018, 2.50%, due 04/01/52	1,193,180
864,710	Federal National Mortgage Association, Pool # FA0243, 5.50%, due 12/01/54	885,019
675,897	Federal National Mortgage Association, Pool # FA1034, 3.50%, due 08/01/53	633,494
405,907	Federal National Mortgage Association, Pool # FA1626, 4.00%, due 09/01/52	388,123
1,043,923	Federal National Mortgage Association, Pool # FA1655, 3.50%, due 12/01/52	977,188
316,335	Federal National Mortgage Association, Pool # FA2696, 5.50%, due 09/01/55	324,344
577,083	Federal National Mortgage Association, Pool # FM0030, 3.00%, due 02/01/49	524,967
152,767	Federal National Mortgage Association, Pool # FM1001, 3.50%, due 11/01/48	144,212
113,611	Federal National Mortgage Association, Pool # FM1347, 3.00%, due 12/01/48	103,448
447,174	Federal National Mortgage Association, Pool # FM1467, 3.00%, due 12/01/47	409,114
448,096	Federal National Mortgage Association, Pool # FM1588, 3.00%, due 10/01/49	407,023
246,561	Federal National Mortgage Association, Pool # FM1715, 3.00%, due 12/01/45	225,882
346,373	Federal National Mortgage Association, Pool # FM1790, 3.00%, due 11/01/49	307,975
240,479	Federal National Mortgage Association, Pool # FM1864, 3.00%, due 11/01/49	217,043
1,476,868	Federal National Mortgage Association, Pool # FM2226, 3.00%, due 09/01/46	1,368,433
625,569	Federal National Mortgage Association, Pool # FM2274, 4.00%, due 08/01/49	605,198
283,374	Federal National Mortgage Association, Pool # FM2336, 4.00%, due 01/01/50	273,531
312,559	Federal National Mortgage Association, Pool # FM2461, 3.50%, due 03/01/50	291,432
419,742	Federal National Mortgage Association, Pool # FM2570, 4.50%, due 04/01/48	423,583
747,342	Federal National Mortgage Association, Pool # FM2664, 3.50%, due 03/01/50	694,334
965,389	Federal National Mortgage Association, Pool # FM2725, 3.00%, due 02/01/50	858,355
1,030,724	Federal National Mortgage Association, Pool # FM3250, 3.50%, due 05/01/50	966,138
569,719	Federal National Mortgage Association, Pool # FM4330, 2.50%, due 10/01/50	494,592
2,350,536	Federal National Mortgage Association, Pool # FM4765, 2.00%, due 11/01/50	1,947,266
23,318	Federal National Mortgage Association, Pool # FM5035, 4.00%, due 07/01/50	22,562
678,223	Federal National Mortgage Association, Pool # FM6039, 3.50%, due 06/01/50	635,288
1,660,580	Federal National Mortgage Association, Pool # FM6497, 2.00%, due 03/01/51	1,377,381
623,211	Federal National Mortgage Association, Pool # FM6585, 3.50%, due 11/01/40	595,228
610,481	Federal National Mortgage Association, Pool # FM7341, 4.00%, due 03/01/48	591,375
232,037	Federal National Mortgage Association, Pool # FM7441, 3.00%, due 05/01/51	205,966
941,078	Federal National Mortgage Association, Pool # FM7785, 4.00%, due 05/01/49	911,084
1,486,933	Federal National Mortgage Association, Pool # FM7794, 4.00%, due 01/01/50	1,436,038
2,487,964	Federal National Mortgage Association, Pool # FM8029, 2.50%, due 07/01/51	2,146,614
1,474,848	Federal National Mortgage Association, Pool # FM8216, 4.00%, due 11/01/48	1,424,956
847,108	Federal National Mortgage Association, Pool # FM8325, 2.50%, due 07/01/35	815,719
726,461	Federal National Mortgage Association, Pool # FM8451, 2.50%, due 08/01/51	628,892
1,211,390	Federal National Mortgage Association, Pool # FM8603, 4.00%, due 09/01/49	1,173,096
3,968,576	Federal National Mortgage Association, Pool # FM8779, 2.50%, due 09/01/51	3,446,972
2,681,894	Federal National Mortgage Association, Pool # FM9000, 2.00%, due 06/01/51	2,212,378
1,143,431	Federal National Mortgage Association, Pool # FM9461, 3.50%, due 11/01/51	1,066,949
808,984	Federal National Mortgage Association, Pool # FM9726, 2.50%, due 11/01/51	702,656
469,284	Federal National Mortgage Association, Pool # FM9977, 4.00%, due 02/01/50	452,730
1,139,369	Federal National Mortgage Association, Pool # FP0077, 3.50%, due 03/01/51	1,064,862
861,644	Federal National Mortgage Association, Pool # FS0027, 2.50%, due 11/01/51	747,793
938,235	Federal National Mortgage Association, Pool # FS0194, 2.50%, due 01/01/52	808,776
107,202	Federal National Mortgage Association, Pool # FS0703, 4.00%, due 01/01/49	102,987
1,765,040	Federal National Mortgage Association, Pool # FS0715, 3.00%, due 01/01/52	1,587,699
325,900	Federal National Mortgage Association, Pool # FS0717, 3.00%, due 02/01/52	291,924
390,040	Federal National Mortgage Association, Pool # FS1201, 3.00%, due 01/01/50	346,757
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,097,780	Federal National Mortgage Association, Pool # FS1228, 3.00%, due 03/01/52	985,780
455,807	Federal National Mortgage Association, Pool # FS1285, 3.50%, due 02/01/52	427,289
345,885	Federal National Mortgage Association, Pool # FS1427, 3.00%, due 02/01/50	312,143
274,041	Federal National Mortgage Association, Pool # FS1602, 4.00%, due 07/01/49	265,370
185,982	Federal National Mortgage Association, Pool # FS1637, 4.00%, due 04/01/52	177,848
2,419,142	Federal National Mortgage Association, Pool # FS1938, 2.50%, due 02/01/52	2,088,093
1,111,742	Federal National Mortgage Association, Pool # FS1976, 4.00%, due 08/01/51	1,076,621
354,278	Federal National Mortgage Association, Pool # FS2060, 4.00%, due 06/01/52	340,165
915,523	Federal National Mortgage Association, Pool # FS2187, 4.00%, due 06/01/52	884,834
1,369,063	Federal National Mortgage Association, Pool # FS2896, 4.50%, due 09/01/52	1,356,484
400,815	Federal National Mortgage Association, Pool # FS2969, 4.50%, due 10/01/52	397,132
1,815,930	Federal National Mortgage Association, Pool # FS3040, 3.00%, due 12/01/51	1,627,888
537,614	Federal National Mortgage Association, Pool # FS3067, 4.00%, due 07/01/52	516,289
522,780	Federal National Mortgage Association, Pool # FS3139, 4.50%, due 10/01/52	514,527
574,746	Federal National Mortgage Association, Pool # FS3158, 4.50%, due 11/01/52	565,912
387,688	Federal National Mortgage Association, Pool # FS3276, 4.50%, due 12/01/37	388,469
249,614	Federal National Mortgage Association, Pool # FS3310, 4.50%, due 11/01/37	250,424
844,573	Federal National Mortgage Association, Pool # FS3332, 5.50%, due 12/01/52	868,204
806,772	Federal National Mortgage Association, Pool # FS3417, 5.00%, due 12/01/52	813,743
1,553,110	Federal National Mortgage Association, Pool # FS3560, 4.50%, due 04/01/53	1,534,465
1,770,736	Federal National Mortgage Association, Pool # FS4223, 4.50%, due 05/01/47	1,779,739
1,015,039	Federal National Mortgage Association, Pool # FS4312, 4.50%, due 03/01/53	1,002,028
1,031,837	Federal National Mortgage Association, Pool # FS4758, 2.50%, due 01/01/36	985,018
791,760	Federal National Mortgage Association, Pool # FS5171, 3.00%, due 12/01/51	711,090
334,493	Federal National Mortgage Association, Pool # FS5263, 4.50%, due 05/01/53	330,786
805,064	Federal National Mortgage Association, Pool # FS5656, 5.50%, due 08/01/53	826,339
1,365,360	Federal National Mortgage Association, Pool # FS5871, 2.00%, due 07/01/51	1,117,785
1,524,313	Federal National Mortgage Association, Pool # FS5912, 4.00%, due 05/01/52	1,457,890
394,466	Federal National Mortgage Association, Pool # FS6158, 4.00%, due 07/01/52	377,245
1,318,940	Federal National Mortgage Association, Pool # FS6255, 3.50%, due 08/01/52	1,231,153
640,285	Federal National Mortgage Association, Pool # FS6431, 3.50%, due 09/01/52	598,052
377,625	Federal National Mortgage Association, Pool # FS6645, 3.00%, due 05/01/52	340,980
653,636	Federal National Mortgage Association, Pool # FS7206, 5.50%, due 02/01/54	672,405
581,591	Federal National Mortgage Association, Pool # FS7249, 4.50%, due 10/01/52	575,143
848,397	Federal National Mortgage Association, Pool # FS7381, 3.50%, due 09/01/52	792,128
1,799,349	Federal National Mortgage Association, Pool # FS7404, 3.50%, due 01/01/48	1,701,806
2,646,257	Federal National Mortgage Association, Pool # FS7948, 2.50%, due 04/01/52	2,294,132
860,925	Federal National Mortgage Association, Pool # FS8125, 5.50%, due 05/01/54	880,432
1,096,880	Federal National Mortgage Association, Pool # FS8422, 4.00%, due 09/01/53	1,048,825
1,615,711	Federal National Mortgage Association, Pool # FS8685, 4.50%, due 09/01/52	1,590,676
2,544,312	Federal National Mortgage Association, Pool # FS9027, 5.50%, due 07/01/53	2,617,511
567,012	Federal National Mortgage Association, Pool # FS9784, 5.50%, due 11/01/54	581,054
88,155	Federal National Mortgage Association, Pool # MA2781, 2.50%, due 10/01/46	76,949
2,102,220	Federal National Mortgage Association, Pool # MA2863, 3.00%, due 01/01/47	1,903,716
253,430	Federal National Mortgage Association, Pool # MA3058, 4.00%, due 07/01/47	243,296
235,270	Federal National Mortgage Association, Pool # MA3076, 2.50%, due 07/01/32	227,198
70,980	Federal National Mortgage Association, Pool # MA3087, 3.50%, due 08/01/47	66,739
263,968	Federal National Mortgage Association, Pool # MA3114, 2.50%, due 08/01/32	255,440
249,909	Federal National Mortgage Association, Pool # MA3124, 2.50%, due 09/01/32	241,738
92See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
50,422	Federal National Mortgage Association, Pool # MA3155, 3.00%, due 10/01/32	49,292
2,713,671	Federal National Mortgage Association, Pool # MA3182, 3.50%, due 11/01/47	2,551,612
5,754,548	Federal National Mortgage Association, Pool # MA3210, 3.50%, due 12/01/47	5,402,572
113,848	Federal National Mortgage Association, Pool # MA3211, 4.00%, due 12/01/47	110,515
82,443	Federal National Mortgage Association, Pool # MA3238, 3.50%, due 01/01/48	77,686
208,044	Federal National Mortgage Association, Pool # MA3332, 3.50%, due 04/01/48	195,426
51,730	Federal National Mortgage Association, Pool # MA3364, 3.50%, due 05/01/33	51,215
43,986	Federal National Mortgage Association, Pool # MA3385, 4.50%, due 06/01/48	43,746
62,982	Federal National Mortgage Association, Pool # MA3442, 3.50%, due 08/01/48	59,103
49,558	Federal National Mortgage Association, Pool # MA3521, 4.00%, due 11/01/48	47,944
514,330	Federal National Mortgage Association, Pool # MA3871, 3.00%, due 12/01/49	462,082
3,324,592	Federal National Mortgage Association, Pool # MA3937, 3.00%, due 02/01/50	2,984,765
106,191	Federal National Mortgage Association, Pool # MA3960, 3.00%, due 03/01/50	95,095
611,781	Federal National Mortgage Association, Pool # MA4018, 2.00%, due 05/01/50	501,391
381,281	Federal National Mortgage Association, Pool # MA4048, 3.00%, due 06/01/50	341,953
106,252	Federal National Mortgage Association, Pool # MA4120, 2.50%, due 09/01/50	91,073
1,366,848	Federal National Mortgage Association, Pool # MA4158, 2.00%, due 10/01/50	1,118,721
885,927	Federal National Mortgage Association, Pool # MA4159, 2.50%, due 10/01/50	759,090
359,810	Federal National Mortgage Association, Pool # MA4181, 1.50%, due 11/01/50	278,396
269,514	Federal National Mortgage Association, Pool # MA4204, 2.00%, due 12/01/40	237,852
648,840	Federal National Mortgage Association, Pool # MA4208, 2.00%, due 12/01/50	531,054
3,073,196	Federal National Mortgage Association, Pool # MA4209, 1.50%, due 12/01/50	2,380,334
413,426	Federal National Mortgage Association, Pool # MA4232, 2.00%, due 01/01/41	362,646
433,475	Federal National Mortgage Association, Pool # MA4236, 1.50%, due 01/01/51	335,389
1,539,378	Federal National Mortgage Association, Pool # MA4237, 2.00%, due 01/01/51	1,259,289
748,492	Federal National Mortgage Association, Pool # MA4238, 2.50%, due 01/01/51	639,977
860,216	Federal National Mortgage Association, Pool # MA4254, 1.50%, due 02/01/51	665,786
1,735,047	Federal National Mortgage Association, Pool # MA4255, 2.00%, due 02/01/51	1,418,272
421,520	Federal National Mortgage Association, Pool # MA4268, 2.00%, due 02/01/41	371,439
87,883	Federal National Mortgage Association, Pool # MA4281, 2.00%, due 03/01/51	71,802
193,868	Federal National Mortgage Association, Pool # MA4305, 2.00%, due 04/01/51	158,332
4,516,972	Federal National Mortgage Association, Pool # MA4325, 2.00%, due 05/01/51	3,686,191
1,289,767	Federal National Mortgage Association, Pool # MA4326, 2.50%, due 05/01/51	1,103,283
236,026	Federal National Mortgage Association, Pool # MA4333, 2.00%, due 05/01/41	206,387
276,083	Federal National Mortgage Association, Pool # MA4356, 2.50%, due 06/01/51	236,122
338,379	Federal National Mortgage Association, Pool # MA4380, 3.00%, due 07/01/51	302,075
382,828	Federal National Mortgage Association, Pool # MA4399, 2.50%, due 08/01/51	327,235
815,214	Federal National Mortgage Association, Pool # MA4549, 3.00%, due 02/01/52	724,758
291,665	Federal National Mortgage Association, Pool # MA4600, 3.50%, due 05/01/52	270,977
1,208,801	Federal National Mortgage Association, Pool # MA4618, 4.00%, due 04/01/52	1,153,875
2,070	Federal National Mortgage Association, Pool # MA4624, 3.00%, due 06/01/52	1,840
730,312	Federal National Mortgage Association, Pool # MA4626, 4.00%, due 06/01/52	698,314
1,048,976	Federal National Mortgage Association, Pool # MA4644, 4.00%, due 05/01/52	1,001,763
1,673	Federal National Mortgage Association, Pool # MA4653, 3.00%, due 07/01/52	1,489
2,172,148	Federal National Mortgage Association, Pool # MA4656, 4.50%, due 07/01/52	2,133,189
1,000,690	Federal National Mortgage Association, Pool # MA4665, 2.50%, due 07/01/37	948,340
718,945	Federal National Mortgage Association, Pool # MA4686, 5.00%, due 06/01/52	721,254
1,214,301	Federal National Mortgage Association, Pool # MA4733, 4.50%, due 09/01/52	1,192,396
885,054	Federal National Mortgage Association, Pool # MA4761, 5.00%, due 09/01/52	887,896
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,698,069	Federal National Mortgage Association, Pool # MA4806, 5.00%, due 11/01/52	1,703,347
1,368,410	Federal National Mortgage Association, Pool # MA4894, 6.00%, due 01/01/53	1,408,514
943,918	Federal National Mortgage Association, Pool # MA4941, 5.50%, due 03/01/53	961,840
3,695,092	Federal National Mortgage Association, Pool # MA4979, 5.50%, due 04/01/53	3,764,489
785,475	Federal National Mortgage Association, Pool # MA5010, 5.50%, due 05/01/53	800,227
359,936	Federal National Mortgage Association, Pool # MA5139, 6.00%, due 09/01/53	370,596
1,671	Federal National Mortgage Association, Pool # MA5909, 5.00%, due 12/01/55	1,669
347,062	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 6.17%, (30 day USD SOFR Average + 2.30%), due 01/25/43(b) 144A	354,014
337,289	Federal National Mortgage Association REMICS, Series 2011-59, Class NZ, 5.50%, due 07/25/41	351,176
828	Federal National Mortgage Association REMICS, Series 2012-28, Class B, 6.50%, due 06/25/39	850
93,216	Government National Mortgage Association, Pool # 004636, 4.50%, due 02/20/40	94,072
17,659	Government National Mortgage Association, Pool # 004678, 4.50%, due 04/20/40	17,821
104,886	Government National Mortgage Association, Pool # 004833, 4.00%, due 10/20/40	102,129
98,943	Government National Mortgage Association, Pool # 004977, 4.00%, due 03/20/41	96,319
248,271	Government National Mortgage Association, Pool # 004978, 4.50%, due 03/20/41	250,490
385,327	Government National Mortgage Association, Pool # 005055, 4.50%, due 05/20/41	388,752
201,947	Government National Mortgage Association, Pool # 734152, 4.00%, due 01/15/41	195,898
15,222	Government National Mortgage Association, Pool # 783637, 3.00%, due 06/20/42	14,153
138,892	Government National Mortgage Association, Pool # 784605, 4.50%, due 01/15/42	139,215
337,024	Government National Mortgage Association, Pool # 796468, 4.00%, due 09/20/42	326,106
78,570	Government National Mortgage Association, Pool # AL8626, 3.00%, due 08/15/45	71,226
542,523	Government National Mortgage Association, Pool # AV9421, 3.50%, due 11/20/46	501,700
302,666	Government National Mortgage Association, Pool # AY7555, 3.50%, due 04/20/47	279,884
147,761	Government National Mortgage Association, Pool # MA0462, 3.50%, due 10/20/42	139,386
22,117	Government National Mortgage Association, Pool # MA0624, 3.00%, due 12/20/42	20,537
98,829	Government National Mortgage Association, Pool # MA0625, 3.50%, due 12/20/42	93,657
55,991	Government National Mortgage Association, Pool # MA0698, 3.00%, due 01/20/43	51,990
190,338	Government National Mortgage Association, Pool # MA0851, 3.00%, due 03/20/43	176,581
153,312	Government National Mortgage Association, Pool # MA0852, 3.50%, due 03/20/43	144,805
32,086	Government National Mortgage Association, Pool # MA1156, 3.00%, due 07/20/43	29,701
103,717	Government National Mortgage Association, Pool # MA1376, 4.00%, due 10/20/43	100,675
47,232	Government National Mortgage Association, Pool # MA1599, 3.00%, due 01/20/44	43,721
95,725	Government National Mortgage Association, Pool # MA2371, 3.50%, due 11/20/44	89,704
78,018	Government National Mortgage Association, Pool # MA2372, 4.00%, due 11/20/44	75,489
69,899	Government National Mortgage Association, Pool # MA2825, 3.00%, due 05/20/45	64,030
162,719	Government National Mortgage Association, Pool # MA3310, 3.50%, due 12/20/45	151,688
65,656	Government National Mortgage Association, Pool # MA3377, 4.00%, due 01/20/46	63,457
98,197	Government National Mortgage Association, Pool # MA3455, 4.00%, due 02/20/46	94,926
186,065	Government National Mortgage Association, Pool # MA3456, 4.50%, due 02/20/46	185,710
160,325	Government National Mortgage Association, Pool # MA3596, 3.00%, due 04/20/46	146,317
304,776	Government National Mortgage Association, Pool # MA3803, 3.50%, due 07/20/46	282,501
227,054	Government National Mortgage Association, Pool # MA3873, 3.00%, due 08/20/46	207,214
106,925	Government National Mortgage Association, Pool # MA4004, 3.50%, due 10/20/46	99,694
61,715	Government National Mortgage Association, Pool # MA4071, 4.50%, due 11/20/46	61,664
55,167	Government National Mortgage Association, Pool # MA4125, 2.50%, due 12/20/46	48,626
86,514	Government National Mortgage Association, Pool # MA4263, 4.00%, due 02/20/47	83,376
94See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
136,094	Government National Mortgage Association, Pool # MA4585, 3.00%, due 07/20/47	124,157
128,500	Government National Mortgage Association, Pool # MA4586, 3.50%, due 07/20/47	119,581
328,056	Government National Mortgage Association, Pool # MA4720, 4.00%, due 09/20/47	316,270
92,055	Government National Mortgage Association, Pool # MA4838, 4.00%, due 11/20/47	88,714
375,952	Government National Mortgage Association, Pool # MA5019, 3.50%, due 02/20/48	349,393
43,070	Government National Mortgage Association, Pool # MA5021, 4.50%, due 02/20/48	42,908
15,238	Government National Mortgage Association, Pool # MA5079, 4.50%, due 03/20/48	15,181
181,570	Government National Mortgage Association, Pool # MA5264, 4.00%, due 06/20/48	174,615
103,754	Government National Mortgage Association, Pool # MA5397, 3.50%, due 08/20/48	96,425
105,949	Government National Mortgage Association, Pool # MA5466, 4.00%, due 09/20/48	101,934
85,956	Government National Mortgage Association, Pool # MA5467, 4.50%, due 09/20/48	85,408
36,357	Government National Mortgage Association, Pool # MA5530, 5.00%, due 10/20/48	37,058
63,284	Government National Mortgage Association, Pool # MA5762, 3.50%, due 02/20/49	58,629
3,482,468	Government National Mortgage Association, Pool # MA5764, 4.50%, due 02/20/49	3,456,478
58,950	Government National Mortgage Association, Pool # MA5817, 4.00%, due 03/20/49	56,546
213,868	Government National Mortgage Association, Pool # MA5874, 3.00%, due 04/20/49	195,573
811,637	Government National Mortgage Association, Pool # MA5876, 4.00%, due 04/20/49	778,062
411,667	Government National Mortgage Association, Pool # MA6038, 3.00%, due 07/20/49	372,928
3,415,234	Government National Mortgage Association, Pool # MA6090, 3.50%, due 08/20/49	3,151,694
149,117	Government National Mortgage Association, Pool # MA6338, 3.00%, due 12/20/49	134,880
345,944	Government National Mortgage Association, Pool # MA6409, 3.00%, due 01/20/50	312,726
67,291	Government National Mortgage Association, Pool # MA6476, 4.00%, due 02/20/50	64,509
1,879,418	Government National Mortgage Association, Pool # MA6540, 2.50%, due 03/20/50	1,634,422
44,402	Government National Mortgage Association, Pool # MA6865, 2.50%, due 09/20/50	38,475
4,892,370	Government National Mortgage Association, Pool # MA6930, 2.00%, due 10/20/50	4,064,677
202,780	Government National Mortgage Association, Pool # MA6931, 2.50%, due 10/20/50	175,932
154,825	Government National Mortgage Association, Pool # MA6995, 2.50%, due 11/20/50	134,015
2,788,867	Government National Mortgage Association, Pool # MA7589, 2.50%, due 09/20/51	2,414,015
3,810,227	Government National Mortgage Association, Pool # MA7880, 2.00%, due 02/20/52	3,164,398
1,552,002	Government National Mortgage Association, Pool # MA7938, 3.50%, due 03/20/52	1,432,879
796,401	Government National Mortgage Association, Pool # MA7939, 4.00%, due 03/20/52	759,595
2,990,793	Government National Mortgage Association, Pool # MA8044, 3.50%, due 05/20/52	2,759,985
1,526,564	Government National Mortgage Association, Pool # MA8150, 4.00%, due 07/20/52	1,456,559
2,340,237	Government National Mortgage Association, Pool # MA8267, 4.00%, due 09/20/52	2,231,226
1,364,648	Government National Mortgage Association, Pool # MA8429, 5.50%, due 11/20/52	1,391,873
849,064	Government National Mortgage Association, Pool # MA8725, 5.00%, due 03/20/53	850,657
2,277,799	Government National Mortgage Association, Pool # MA8879, 5.50%, due 05/20/53	2,318,336
2,516,602	Government National Mortgage Association, Pool # MA9304, 5.00%, due 11/20/53	2,527,802
1,432,905	Government National Mortgage Association, Pool # MA9782, 7.00%, due 07/20/54	1,480,922
1,999,736	Government National Mortgage Association, Pool # MA9964, 5.00%, due 10/20/54	2,000,015
315,953	Government National Mortgage Association, Pool # MB0150, 7.00%, due 01/20/55	325,747
		423,539,473
	Municipal Obligations — 0.7%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	59,976
355,000	Bay Area Toll Authority, 6.26%, due 04/01/49	374,974
1,525,000	California Health Facilities Financing Authority, 4.19%, due 06/01/37	1,458,304
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(g)	77,457
1,055,000	Empire State Development Corp., 5.77%, due 03/15/39	1,087,116
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Municipal Obligations — continued
257,000	Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	188,183
555,129	Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	553,686
280,000	Maryland Economic Development Corp., 5.43%, due 05/31/56	269,242
338,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	365,952
885,000	State of California, 7.50%, due 04/01/34	1,033,274
655,000	State of California, 7.55%, due 04/01/39	795,736
935,000	State of Connecticut, 3.98%, due 06/15/29	939,905
1,690,000	University of Michigan, 4.45%, due 04/01/22(g)	1,317,087
940,000	University of Virginia, 2.26%, due 09/01/50	550,275
595,000	University of Virginia, 2.58%, due 11/01/51	368,069
185,000	University of Virginia, 4.18%, due 09/01/17(g)	137,562
		9,576,798
	Sovereign Debt Obligations — 0.4%
200,000	Cassa Depositi e Prestiti SpA, 4.38%, due 10/01/30 144A	201,144
200,000	Cassa Depositi e Prestiti SpA, 5.88%, due 04/30/29 144A	211,044
360,000	Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	365,274
535,000	Hungary Government International Bonds, 5.38%, due 09/26/30 144A	550,256
999,000	Israel Government International Bonds, 5.38%, due 02/19/30	1,034,190
695,000	Mexico Government International Bonds, 6.88%, due 05/13/37	743,303
320,000	Province of Alberta, 1.30%, due 07/22/30	286,501
175,000	Province of Alberta, 3.30%, due 03/15/28	173,692
100,000	Province of Manitoba, 2.13%, due 06/22/26	99,172
220,000	Province of Quebec, 2.75%, due 04/12/27	217,455
1,590,000	Romania Government International Bonds, 5.75%, due 09/16/30 144A	1,641,115
		5,523,146
	U.S. Government and Agency Obligations — 17.8%
4,550,000	Federal Home Loan Bank Discount Notes, 1.79%, due 01/02/26(i)	4,549,115
75,000	Federal National Mortgage Association, 0.88%, due 08/05/30	66,253
310,000	Federal National Mortgage Association, 4.43%, due 03/17/31(i)	251,830
545,000	Federal National Mortgage Association, 6.63%, due 11/15/30	615,240
150,000	Tennessee Valley Authority, 1.50%, due 09/15/31	132,010
910,000	Tennessee Valley Authority, 5.25%, due 02/01/55	906,111
60,000	Tennessee Valley Authority, 7.13%, due 05/01/30	68,079
75,000	Tennessee Valley Authority Generic STRIPS, 4.78%, due 07/15/34(i)	52,167
10,753,000	U.S. Treasury Bonds, 1.38%, due 08/15/50	5,317,485
5,891,000	U.S. Treasury Bonds, 1.63%, due 11/15/50	3,110,034
7,639,000	U.S. Treasury Bonds, 2.00%, due 02/15/50	4,501,340
2,240,000	U.S. Treasury Bonds, 2.38%, due 11/15/49	1,446,025
18,915,000	U.S. Treasury Bonds, 2.38%, due 05/15/51(j)	11,983,318
17,310,000	U.S. Treasury Bonds, 3.00%, due 02/15/49(k)	12,812,781
5,700,000	U.S. Treasury Bonds, 3.25%, due 05/15/42	4,772,859
2,726,000	U.S. Treasury Bonds, 3.38%, due 11/15/48	2,166,638
9,905,000	U.S. Treasury Bonds, 3.63%, due 08/15/43	8,585,236
3,214,000	U.S. Treasury Bonds, 4.00%, due 11/15/42	2,957,508
930,000	U.S. Treasury Bonds, 4.00%, due 11/15/52	810,335
8,760,000	U.S. Treasury Bonds, 4.25%, due 02/15/54	7,957,228
96See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
6,893,000	U.S. Treasury Bonds, 4.25%, due 08/15/54	6,261,725
600,000	U.S. Treasury Bonds, 4.38%, due 08/15/43	575,426
9,076,000	U.S. Treasury Bonds, 4.50%, due 02/15/44	8,815,597
10,462,000	U.S. Treasury Bonds, 4.63%, due 05/15/44	10,312,426
12,095,000	U.S. Treasury Bonds, 4.63%, due 11/15/44	11,899,401
815,000	U.S. Treasury Bonds, 4.63%, due 11/15/45	799,464
8,594,000	U.S. Treasury Bonds, 4.63%, due 02/15/55	8,316,709
6,221,000	U.S. Treasury Bonds, 4.75%, due 11/15/43	6,246,030
1,805,000	U.S. Treasury Bonds, 4.75%, due 11/15/53	1,780,040
3,080,000	U.S. Treasury Bonds, 4.75%, due 05/15/55	3,041,019
15,832,000	U.S. Treasury Bonds, 4.75%, due 08/15/55	15,639,047
12,866,000	U.S. Treasury Bonds, 4.88%, due 08/15/45	13,042,908
6,192,000	U.S. Treasury Bonds, 5.00%, due 05/15/45	6,381,630
2,948,475	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/30	2,800,202
1,694,000	U.S. Treasury Notes, 3.38%, due 11/30/27	1,691,022
3,617,000	U.S. Treasury Notes, 3.50%, due 10/15/28	3,614,881
2,433,000	U.S. Treasury Notes, 3.50%, due 12/15/28	2,431,194
5,159,000	U.S. Treasury Notes, 3.50%, due 11/30/30	5,112,650
5,744,000	U.S. Treasury Notes, 3.63%, due 08/31/27	5,757,687
7,072,000	U.S. Treasury Notes, 3.63%, due 08/15/28	7,092,719
5,866,000	U.S. Treasury Notes, 3.63%, due 08/31/30	5,851,106
6,432,000	U.S. Treasury Notes, 3.63%, due 12/31/30	6,408,131
4,494,000	U.S. Treasury Notes, 3.75%, due 05/15/28	4,519,981
8,480,000	U.S. Treasury Notes, 3.88%, due 05/31/27	8,524,719
1,365,000	U.S. Treasury Notes, 3.88%, due 09/30/32	1,363,000
6,334,000	U.S. Treasury Notes, 3.88%, due 12/31/32	6,316,680
781,000	U.S. Treasury Notes, 4.00%, due 07/31/32	786,354
8,835,000	U.S. Treasury Notes, 4.00%, due 11/15/35	8,728,014
1,414,000	U.S. Treasury Notes, 4.13%, due 02/28/27	1,423,776
7,250,000	U.S. Treasury Notes, 4.63%, due 06/15/27	7,367,388
2,395,000	U.S. Treasury STRIPS Coupon, 2.66%, due 08/15/44(i)	942,902
3,500,000	U.S. Treasury STRIPS Coupon, 2.67%, due 02/15/43(i)	1,506,147
7,055,000	U.S. Treasury STRIPS Coupon, 3.37%, due 11/15/41(i)	3,267,796
345,000	U.S. Treasury STRIPS Coupon, 4.37%, due 08/15/43(i)	144,029
100,000	U.S. Treasury STRIPS Coupon, 4.72%, due 02/15/40(i)	51,423
2,690,000	U.S. Treasury STRIPS Coupon, 4.84%, due 02/15/42(i)	1,227,495
		253,102,310
	TOTAL DEBT OBLIGATIONS (COST $1,414,980,004)	1,403,137,996

Shares	Description	Value ($)
	COMMON STOCK — 0.0%
	Industrial — 0.0%
924	Altera Infrastructure LP/Teekay Offshore Finance Corp.*	24,486
	TOTAL COMMON STOCK (COST $234,312)	24,486

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.6%
	Mutual Fund - Securities Lending Collateral — 0.6%
9,294,745	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(l)(m)	9,294,745
	TOTAL SHORT-TERM INVESTMENT (COST $9,294,745)	9,294,745
	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 99.4% (Cost $1,424,509,061)	1,412,457,227
	TBA SALE COMMITMENTS — (0.5)%
(7,000,000)	Uniform Mortgage-Backed Security, TBA, 2.00%, due 01/01/55	(5,669,710)
(1,500,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 01/01/55	(1,271,250)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $6,947,031)	(6,940,960)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 98.9% (Cost $1,417,562,030)	1,405,516,267
	Other Assets and Liabilities (net) — 1.1%	15,096,061
	NET ASSETS — 100.0%	$1,420,612,328

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of December 31, 2025.
(c)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(d)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	All or a portion of this security is out on loan.
(f)	Security is perpetual and has no stated maturity date.
(g)	Year of maturity is greater than 2100.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(i)	Interest rate presented is yield to maturity.
(j)	All or a portion of this security is pledged for open futures collateral.
(k)	All or a portion of this security is pledged for centrally cleared swaps collateral.
(l)	The rate disclosed is the 7-day net yield as of December 31, 2025.
(m)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $286,585,821 which represents 20.2% of net assets.

98See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	1,350,900	USD	1,590,587	01/09/26	JPMorgan Chase Bank N.A.	$(3,722)
USD	17,786,950	EUR	15,393,863	01/09/26	JPMorgan Chase Bank N.A.	(295,793)
						$(299,515)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
140	U.S. Treasury Note 10-Year	Mar 2026	$15,741,250	$(73,423)
43	U.S. Treasury Note 2-Year	Mar 2026	8,977,930	2,049
366	U.S. Treasury Note 5-Year	Mar 2026	40,005,516	(76,525)
85	U.S. Ultra 10-Year	Mar 2026	9,776,328	(28,504)
				$(176,403)
Sales
65	U.S. Long Bond	Mar 2026	$7,513,594	$(8,328)
29	U.S. Ultra Bond	Mar 2026	3,422,000	10,706
				$2,378
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
SOFR	Annual	4.70%	Annual	09/25/26	$154	USD	830,000	$(6,886)	$(7,040)
SOFR	Annual	4.67%	Annual	05/17/26	—	USD	10,955,000	(38,903)	(38,903)
SOFR	Annual	4.25%	Annual	05/13/29	(9,824)	USD	9,240,000	(260,374)	(250,550)
SOFR	Annual	1.35%	Annual	05/11/54	515,808	USD	1,130,000	534,805	18,997
4.50%	Annual	SOFR	Annual	05/13/27	5,534	USD	14,850,000	220,605	215,071
									$(62,425)
Centrally Cleared Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
10,116,000	USD	12/20/30	(1.00%)	Quarterly	CDX.NA.IG.S45**	$820	$(229,884)	$(229,064)

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

Currency Abbreviations
EUR	—	Euro
USD	—	U.S. Dollar

Abbreviations
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
RFUCC	—	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To Be Announced
100See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.8
Swaps	0.0*
Equities	0.0*
Futures Contracts	(0.0)*
TBA Sale Commitments	(0.5)
Forward Foreign Currency Contracts	(1.2)
Short-Term Investment	0.7
Other Assets and Liabilities (net)	2.2
100.0

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2025 (Unaudited)

Par Value	Description	Value ($)
	DEBT OBLIGATIONS — 97.2%
	Asset Backed Securities — 8.6%
3,200,000	ACRES LLC, Series 2025-FL3, Class A, 5.35% (1 mo. USD Term SOFR + 1.62%), due 08/18/40(a) 144A	3,205,818
446,810	Aegis Asset-Backed Securities Trust, Series 2005-5, Class M1, 4.49% (1 mo. USD Term SOFR + 0.76%), due 12/25/35(a)	424,997
1,650,000	Affirm Asset Securitization Trust, Series 2024-A, Class E, 9.17%, due 02/15/29 144A	1,654,703
1,900,000	Affirm Asset Securitization Trust, Series 2024-B, Class E, 7.35%, due 09/15/29 144A	1,911,866
1,800,000	Affirm Master Trust, Series 2025-2A, Class A, 4.67%, due 07/15/33 144A	1,813,245
300,000	AGL CLO 25 Ltd., Series 2023-25A, Class D1R, 6.77% (3 mo. USD Term SOFR + 2.90%), due 07/21/38(a) 144A	300,633
250,000	AIMCO CLO 15 Ltd., Series 2021-15A, Class ER, 8.48% (3 mo. USD Term SOFR + 4.60%), due 04/17/38(a) 144A	249,734
1,575,000	AIMCO CLO 24 Ltd., Series 2025-24A, Class E, 10.23% (3 mo. USD Term SOFR + 6.10%), due 04/19/38(a) 144A	1,613,473
1,620,000	AIMCO CLO 24 Ltd., Series 2025-24A, Class SUB, due 04/19/38(b) 144A	1,286,288
2,016,000	AIMCO CLO 28 Ltd., 1.00%, due 06/27/27(b)	2,016,000
232,476	Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class E, 6.16%, due 09/15/33 144A	233,250
340,000	AMSR Trust, Series 2025-SFR1, Class F2, 3.66%, due 06/17/42 144A	302,638
510,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class E, 8.35%, due 01/20/34 144A	519,544
250,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class ER2, 10.26% (3 mo. USD Term SOFR + 6.05%), due 07/20/38(a) 144A	251,989
250,000	Anchorage Capital CLO 26 Ltd., Series 2023-26A, Class ER, 10.13% (3 mo. USD Term SOFR + 6.25%), due 03/19/38(a) 144A	252,840
250,000	Anchorage Capital CLO 32 Ltd., Series 2025-32A, Class E, 11.12% (3 mo. USD Term SOFR + 7.00%), due 07/15/37(a) 144A	251,483
600,000	Anchorage Credit Funding 18 Ltd., Series 2025-18A, Class B, 5.70%, due 10/22/40 144A	601,543
931,064	Aqua Finance Issuer Trust, Series 2025-B, Class A, 4.79%, due 05/17/51 144A	938,667
2,000,000	ARES XLIV CLO Ltd., Series 2017-44A, Class A1RR, 5.03% (3 mo. USD Term SOFR + 1.13%), due 04/15/34(a) 144A	2,002,134
810,000	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 2.89% (1 mo. USD Term SOFR + 0.53%), due 07/25/36(a)	724,097
1,509,531	Avid Automobile Receivables Trust, 7.80%, due 07/15/32	1,519,300
855,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.31%, due 06/20/29 144A	878,852
905,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, due 12/20/29 144A	931,175
2,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, due 02/20/30 144A	2,231,006
1,500,000	Bain Capital Credit CLO Ltd., Series 2022-2A, Class A1R, 5.01% (3 mo. USD Term SOFR + 1.15%), due 04/22/35(a) 144A	1,499,520
500,000	Balboa Bay Loan Funding Ltd., Series 2022-1A, Class ER, 10.51% (3 mo. USD Term SOFR + 6.63%), due 04/20/37(a) 144A	502,481
300,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class D1RR, 6.78% (3 mo. USD Term SOFR + 2.90%), due 04/20/36(a) 144A	300,375
700,000	Balboa Bay Loan Funding Ltd., Series 2025-1A, Class E, 10.03% (3 mo. USD Term SOFR + 5.75%), due 07/20/38(a) 144A	709,166
1,220,000	Ballyrock CLO 29 Ltd., Series 2025-29A, Class SUB, due 07/25/38(b) 144A	977,527
250,000	Barings CLO Ltd., Series 2023-1A, Class ER, 10.58% (3 mo. USD Term SOFR + 6.70%), due 04/20/38(a) 144A	253,638
102See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	Asset Backed Securities — continued
300,000	BCC Middle Market CLO LLC, Series 2025-1A, Class D1, 7.61% (3 mo. USD Term SOFR + 3.50%), due 07/17/37(a) 144A	299,539
250,000	Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class E, 9.22% (3 mo. USD Term SOFR + 4.90%), due 07/25/38(a) 144A	251,324
250,000	Benefit Street Partners CLO XL Ltd., Series 2025-40A, Class E, 9.50% (3 mo. USD Term SOFR + 5.25%), due 07/25/38(a) 144A	250,931
1,200,000	BHG Securitization Trust, Series 2025-2CON, Class B, 5.17%, due 09/17/36 144A	1,214,019
450,000	Brant Point CLO Ltd., Series 2025-7A, Class D1, 7.53% (3 mo. USD Term SOFR + 3.20%), due 07/25/38(a) 144A	452,704
1,700,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class C, 5.17%, due 03/17/31	1,723,120
2,000,000	Carlyle U.S. CLO Ltd., Series 2017-2A, Class ER2, 11.44% (3 mo. USD Term SOFR + 7.56%), due 07/20/37(a) 144A	2,027,448
400,000	Carlyle U.S. CLO Ltd., Series 2020-2A, Class A1R2, 4.94% (3 mo. USD Term SOFR + 1.08%), due 01/25/35(a) 144A	400,394
700,000	Carlyle U.S. CLO Ltd., Series 2023-1A, Class D1R, 6.73% (3 mo. USD Term SOFR + 2.85%), due 07/20/37(a) 144A	703,620
250,000	Carlyle U.S. CLO Ltd., Series 2023-1A, Class ER, 9.63% (3 mo. USD Term SOFR + 5.75%), due 07/20/37(a) 144A	252,202
1,000,000	Carlyle U.S. CLO Ltd., Series 2025-2A, Class E, 11.05% (3 mo. USD Term SOFR + 6.75%), due 07/25/38(a) 144A	1,023,456
250,000	Carlyle U.S. CLO Ltd., Series 2025-3A, Class E, 9.33% (3 mo. USD Term SOFR + 5.25%), due 07/25/38(a) 144A	252,820
854,504	Chase Auto Credit Linked Notes, Series 2025-1, Class E, 6.02%, due 02/25/33 144A	859,092
662,762	Chase Auto Credit Linked Notes, Series 2025-1, Class F, 7.00%, due 02/25/33 144A	666,311
250,000	CIFC Funding Ltd., Series 2018-4A, Class ER, 8.73% (3 mo. USD Term SOFR + 4.85%), due 01/17/38(a) 144A	249,619
250,000	CIFC Funding Ltd., Series 2019-4A, Class C1R2, 6.75% (3 mo. USD Term SOFR + 2.85%), due 07/15/38(a) 144A	252,271
250,000	CIFC Funding Ltd., Series 2019-4A, Class DR2, 9.15% (3 mo. USD Term SOFR + 5.25%), due 07/15/38(a) 144A	251,513
300,000	CIFC Funding Ltd., Series 2025-3A, Class SUB, due 07/21/38(b) 144A	252,651
1,000,000	Clermont Park CLO Ltd., Series 2025-1A, Class E, 9.37% (3 mo. USD Term SOFR + 5.50%), due 04/24/38(a) 144A	1,017,229
500,000	Consumer Portfolio Services Auto Trust, Series 2025-B, Class B, 4.79%, due 11/15/29 144A	502,601
500,000	Consumer Portfolio Services Auto Trust, Series 2025-B, Class C, 5.12%, due 07/15/31 144A	504,768
500,000	CPS Auto Receivables Trust, Series 2025-C, Class B, 4.71%, due 12/17/29 144A	503,281
1,200,000	CPS Auto Receivables Trust, Series 2025-C, Class C, 4.91%, due 10/15/31 144A	1,209,336
1,000,000	CTM CLO Ltd., Series 2025-1A, Class E, 11.08% (3 mo. USD Term SOFR + 6.75%), due 07/15/38(a) 144A	1,014,490
250,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class SUB, due 04/15/22(b)(c) 144A	200,934
925,000	Eldridge CLO Ltd., Series 2025-2A, Class D1 (3 mo. USD Term SOFR + 2.85%), due 01/20/39(a)(d) 144A	925,729
800,000	Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 5.01% (3 mo. USD Term SOFR + 1.15%), due 04/22/35(a) 144A	800,432
755,000	Elmwood CLO 42 Ltd., Series 2025-5A, Class D, 7.53% (3 mo. USD Term SOFR + 3.25%), due 03/31/38(a) 144A	761,553
250,000	Elmwood CLO 42 Ltd., Series 2025-5A, Class E, 10.78% (3 mo. USD Term SOFR + 6.50%), due 03/31/38(a) 144A	258,931
430,000	Elmwood CLO 43 Ltd., Series 2025-6A, Class E, 9.32% (3 mo. USD Term SOFR + 5.00%), due 07/20/38(a) 144A	432,829
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	Asset Backed Securities — continued
266,000	Elmwood CLO XI Ltd., Series 2021-4A, Class SUB, due 10/20/34(b) 144A	187,714
1,000,000	Elmwood CLO XII Ltd., Series 2021-5A, Class D1R, 7.00% (3 mo. USD Term SOFR + 3.10%), due 10/15/37(a) 144A	1,004,409
1,875,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class E, 6.99%, due 04/15/33 144A	1,885,185
595,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class E, 6.87%, due 02/15/33 144A	583,148
250,000	Flatiron CLO 23 LLC, Series 2023-1A, Class ER, 8.83% (3 mo. USD Term SOFR + 4.95%), due 04/17/36(a) 144A	250,837
1,250,000	Fortress Credit Opportunities XXIX CLO Ltd., Series 2025-29A, Class D, 7.38% (3 mo. USD Term SOFR + 3.50%), due 04/20/33(a) 144A	1,252,594
417,400	Foundation Finance Trust, Series 2025-2A, Class A, 4.67%, due 04/15/52 144A	420,087
800,000	Generate CLO 21 Ltd., Series 2025-21A, Class D1, 7.20% (3 mo. USD Term SOFR + 3.10%), due 07/25/38(a) 144A	805,002
2,000,000	GLS Auto Receivables Issuer Trust, Series 2025-3A, Class B, 4.57%, due 01/15/30 144A	2,008,888
700,000	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class A1R2, 4.99% (3 mo. USD Term SOFR + 1.11%), due 04/20/35(a) 144A	699,630
400,000	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class AJR2, 5.28% (3 mo. USD Term SOFR + 1.40%), due 04/20/35(a) 144A	400,188
1,400,000	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class BR2, 5.38% (3 mo. USD Term SOFR + 1.50%), due 04/20/35(a) 144A	1,401,355
375,431	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A2, 4.93%, due 06/25/60 144A	376,911
500,000	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A3, 5.02%, due 06/25/60 144A	508,128
425,258	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A4, 4.89%, due 06/25/60 144A	428,799
700,000	GreenSky Home Improvement Issuer Trust, Series 2025-3A, Class A1, 4.34%, due 12/27/60 144A	701,157
6,000,000	Greystone CRE Notes LLC, Series 2025-FL4, Class A, 5.23% (1 mo. USD Term SOFR + 1.48%), due 01/15/43(a) 144A	6,014,788
21,339	GSAA Home Equity Trust, Series 2007-7, Class A4, 4.39% (1 mo. USD Term SOFR + 0.65%), due 07/25/37(a)	20,808
1,515,000	Hertz Vehicle Financing III LLC, Series 2025-3A, Class D, 8.55%, due 12/26/29 144A	1,555,047
441,484	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class D, 7.17% (30 day USD SOFR Average + 3.25%), due 09/20/33(a) 144A	443,579
2,200,000	Invesco CLO Ltd., Series 2022-2A, Class A1R, 5.03% (3 mo. USD Term SOFR + 1.15%), due 07/20/35(a) 144A	2,201,661
250,000	Kennedy Lewis CLO 17 Ltd., Series 2024-17A, Class E, 10.01% (3 mo. USD Term SOFR + 6.15%), due 10/22/37(a) 144A	247,448
4,400,000	KKR CLO 16 Ltd., Series 16, Class A1R3, 4.99% (3 mo. USD Term SOFR + 1.14%), due 10/20/34(a) 144A	4,403,256
417,701	KREF Ltd., Series 2022-FL3, Class A, 5.18% (1 mo. USD Term SOFR + 1.45%), due 02/17/39(a) 144A	418,309
882,171	Lendbuzz Securitization Trust, Series 2023-2A, Class A2, 7.09%, due 10/16/28 144A	893,916
775,000	Lendmark Funding Trust, Series 2025-1A, Class E, 8.91%, due 09/20/34 144A	806,138
3,500,000	LMNT CRE LLC, Series 2025-FL3, Class A, 5.55% (1 mo. USD Term SOFR + 1.55%), due 07/21/43(a) 144A	3,506,084
104,425	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 5.12% (1 mo. USD Term SOFR + 1.39%), due 02/25/35(a)	103,523
3,000,000	LRECS LLC, Series 2025-CRE1, Class A, 5.50% (1 mo. USD Term SOFR + 1.50%), due 08/19/43(a) 144A	3,005,672
104See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	Asset Backed Securities — continued
250,000	Madison Park Funding LXIII Ltd., Series 2023-63A, Class ER, 9.87% (3 mo. USD Term SOFR + 6.00%), due 07/21/38(a) 144A	250,636
500,000	Madison Park Funding LXV Ltd., Series 2025-65A, Class D1, 7.12% (3 mo. USD Term SOFR + 2.80%), due 07/16/38(a) 144A	504,092
250,000	Madison Park Funding LXV Ltd., Series 2025-65A, Class E, 9.32% (3 mo. USD Term SOFR + 5.00%), due 07/16/38(a) 144A	250,999
2,030,000	Madison Park Funding LXXII Ltd., Series 2025-72A, Class SUB, due 07/23/38(b) 144A	1,980,433
250,000	Madison Park Funding XLVI Ltd., Series 2020-46A, Class ERR, 9.15% (3 mo. USD Term SOFR + 5.25%), due 10/15/34(a) 144A	242,241
11,453,250	Madison Park Funding XVII Ltd., Series 2015-17A, Class SUB, due 07/21/45(b) 144A	1,292,133
1,190,000	Madison Park Funding XVII Ltd., Series 2015-17X, Class SUB, due 07/21/30(b)(e)	134,253
1,690,000	Madison Park Funding XXII Ltd., Series 2016-22A, Class SUB, due 01/15/33(b) 144A	700,846
250,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class ER, 10.26% (3 mo. USD Term SOFR + 6.40%), due 07/23/37(a) 144A	247,313
540,000	Magnetite 50 Ltd., Series 2025-50A, Class E, 9.11% (3 mo. USD Term SOFR + 4.80%), due 07/25/38(a) 144A	545,642
500,000	Magnetite XLIII Ltd., Series 2025-43A, Class D2, 7.33% (3 mo. USD Term SOFR + 3.20%), due 07/15/38(a) 144A	502,733
250,000	Magnetite XLIII Ltd., Series 2025-43A, Class E, 10.63% (3 mo. USD Term SOFR + 6.50%), due 07/15/38(a) 144A	256,944
367,883	Magnetite XLVIII Ltd., 1.00%, due 11/06/26(b)	367,883
280,500	Magnetite XXVIII Ltd., Series 2020-28A, Class SUB, due 01/20/35(b) 144A	203,452
250,000	Magnetite XXXVI Ltd., Series 2023-36A, Class ER, 8.86% (3 mo. USD Term SOFR + 5.00%), due 07/25/38(a) 144A	252,477
435,000	MF1 LLC, Series 2025-FL19, Class C, 6.58% (1 mo. USD Term SOFR + 2.84%), due 05/18/42(a) 144A	435,803
313,356	Mill City Solar Loan Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	296,119
368,100	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 4.14% (1 mo. USD Term SOFR + 0.40%), due 01/25/33(a)	364,098
900,000	Navesink CLO 2 Ltd., Series 2024-2A, Class A1R (3 mo. USD Term SOFR + 1.19%), due 01/15/36(a)(d) 144A	900,225
803,452	Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, due 07/15/55 144A	813,491
1,200,000	Navient Education Loan Trust, Series 2025-A, Class B, 5.32%, due 07/15/55 144A	1,214,075
249,893	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	248,072
1,216,424	Nelnet Student Loan Trust, Series 2025-BA, Class A1A, 4.84%, due 05/17/55 144A	1,222,601
1,122,853	Nelnet Student Loan Trust, Series 2025-BA, Class A1B, 5.33% (30 day USD SOFR Average + 1.35%), due 05/17/55(a) 144A	1,132,004
2,000,000	Nelnet Student Loan Trust, Series 2025-DA, Class A1A, 4.65%, due 08/20/54 144A	1,996,278
250,000	Neuberger Berman Loan Advisers CLO 61 Ltd., Series 2025-61A, Class E, 8.99% (3 mo. USD Term SOFR + 4.90%), due 07/17/39(a) 144A	251,511
1,150,000	NMEF Funding LLC, Series 2025-B, Class E, 7.66%, due 01/18/33 144A	1,173,668
250,000	Oaktree CLO Ltd., Series 2023-1A, Class ER, 11.40% (3 mo. USD Term SOFR + 7.50%), due 04/15/38(a) 144A	255,362
250,000	Oaktree CLO Ltd., Series 2025-32A, Class E, 9.46% (3 mo. USD Term SOFR + 5.35%), due 07/15/38(a) 144A	248,734
1,240,625	OCP CLO Ltd., Series 2018-15A, Class SUB, due 07/20/31(b) 144A	483,246
3,360,000	OCP CLO Ltd., Series 2021-21A, Class SUB, due 01/20/38(b) 144A	1,897,355
250,000	OCP CLO Ltd., Series 2022-24A, Class ER, 10.13% (3 mo. USD Term SOFR + 6.25%), due 10/20/37(a) 144A	253,870
450,000	OCP CLO Ltd., Series 2024-35A, Class D1, 6.96% (3 mo. USD Term SOFR + 3.10%), due 10/25/37(a) 144A	453,440
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	Asset Backed Securities — continued
665,000	OCP CLO Ltd., Series 2025-43A, Class D1, 7.54% (3 mo. USD Term SOFR + 3.25%), due 07/20/38(a) 144A	669,508
250,000	OCP CLO Ltd., Series 2025-43A, Class E, 10.79% (3 mo. USD Term SOFR + 6.50%), due 07/20/38(a) 144A	257,640
2,800,000	Octagon 64 Ltd., Series 2022-1A, Class A1R, 5.13% (3 mo. USD Term SOFR + 1.26%), due 07/21/35(a) 144A	2,802,786
303,307	Octagon 67 Ltd., Series 2023-1A, Class FR, 12.00%, due 07/25/38 144A	303,492
725,000	OHA Credit Funding 22 Ltd., Series 2025-22A, Class E, 9.83% (3 mo. USD Term SOFR + 5.55%), due 07/20/38(a) 144A	733,330
456,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class D1R2, 6.58% (3 mo. USD Term SOFR + 2.70%), due 07/19/38(a) 144A	458,658
380,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class ER2, 8.78% (3 mo. USD Term SOFR + 4.90%), due 07/19/38(a) 144A	381,105
620,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class SUB, due 01/20/38(b) 144A	473,847
250,000	OHA Credit Partners Ltd., Series 2023-15RA, Class E, 8.73% (3 mo. USD Term SOFR + 4.85%), due 07/20/38(a) 144A	251,740
1,000,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class SUB, due 02/20/38(b) 144A	524,159
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 4.78% (1 mo. USD Term SOFR + 1.04%), due 08/25/35(a)	752,603
2,499,903	Pagaya AI Debt Grantor Trust, Series 2025-5, Class B, 5.44%, due 03/15/33 144A	2,512,129
1,700,000	Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, due 04/15/33 144A	1,695,813
673,066	Pagaya AI Debt Grantor Trust, Series 2025-R2, Class A, 4.87%, due 10/15/32 144A	675,623
261,875	Pagaya AI Debt Trust, Series 2025-4, Class A1, 4.86%, due 06/15/26 144A	262,013
285,000	Palmer Square CLO Ltd., Series 2018-1A, Class DR, 10.82% (3 mo. USD Term SOFR + 6.94%), due 04/18/37(a) 144A	282,658
790,000	Peace Park CLO Ltd., Series 2021-1A, Class ER, 8.78% (3 mo. USD Term SOFR + 4.90%), due 10/20/38(a) 144A	771,110
1,501,772	PK Alift Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, due 11/15/42 144A	1,515,388
1,269,821	PK Alift Loan Funding 7 LP, Series 2025-2, Class A, 4.75%, due 03/15/43 144A	1,274,768
680,000	Point Securitization Trust, Series 2025-1, Class A2, 7.50%, due 06/25/55 144A	685,122
330,000	Point Securitization Trust, Series 2025-2, Class A2, 7.00%, due 09/25/55(f) 144A	330,862
1,150,000	Post CLO Ltd., Series 2021-1A, Class AR, 4.98% (3 mo. USD Term SOFR + 1.08%), due 10/15/34(a) 144A	1,148,303
1,200,000	PPM CLO 3 Ltd., Series 2019-3A, Class A1R2, 5.00% (3 mo. USD Term SOFR + 1.12%), due 07/17/34(a) 144A	1,200,683
430,000	PRET LLC, Series 2025-NPL10, Class A2, 7.26%, due 10/25/55(f) 144A	444,769
375,000	PRET LLC, Series 2025-NPL11, Class A2, 7.02%, due 10/25/55(f) 144A	375,278
1,780,338	PRET LLC, Series 2025-NPL13, Class A1, 5.34%, due 12/25/55(f) 144A	1,783,520
366,000	PRET LLC, Series 2025-NPL13, Class A2, 6.78%, due 12/25/55(f) 144A	366,683
1,000,000	PRET LLC, Series 2025-NPL14, Class A1, 5.27%, due 12/25/55(f) 144A	999,999
1,050,000	PRET LLC, Series 2025-NPL14, Class A2, 6.78%, due 12/25/55(f) 144A	1,049,997
1,305,000	PRET LLC, Series 2025-NPL3, Class A2, 8.84%, due 04/25/55(f) 144A	1,317,499
1,782,376	PRET LLC, Series 2025-NPL5, Class A1, 6.24%, due 05/25/55(f) 144A	1,793,557
1,335,000	PRET LLC, Series 2025-NPL5, Class A2, 8.72%, due 05/25/55(f) 144A	1,343,827
924,347	PRET LLC, Series 2025-NPL6, Class A1, 5.74%, due 06/25/55(f) 144A	928,624
590,000	PRET LLC, Series 2025-NPL6, Class A2, 8.72%, due 06/25/55(f) 144A	594,479
1,149,414	PRET LLC, Series 2025-NPL7, Class A1, 5.66%, due 07/25/55(f) 144A	1,153,257
725,000	PRET LLC, Series 2025-NPL7, Class A2, 8.35%, due 07/25/55(f) 144A	728,326
475,000	PRET LLC, Series 2025-NPL8, Class A2, 7.99%, due 08/25/55(f) 144A	476,918
948,064	PRET LLC, Series 2025-NPL9, Class A1, 5.39%, due 08/25/55(f) 144A	951,302
755,000	PRET LLC, Series 2025-NPL9, Class A2, 7.51%, due 08/25/55(f) 144A	757,362
106See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	Asset Backed Securities — continued
1,875,000	Rad CLO 12 Ltd., Series 2021-12A, Class DR, 10.49% (3 mo. USD Term SOFR + 6.65%), due 07/30/40(a) 144A	1,884,081
1,955,081	RCKT Mortgage Trust, Series 2025-CES6, Class A1A, 5.47%, due 06/25/55(f) 144A	1,975,523
370,452	Reach ABS Trust, Series 2025-2A, Class A, 4.93%, due 08/18/32 144A	372,027
1,600,000	Reach ABS Trust, Series 2025-2A, Class B, 5.12%, due 08/18/32 144A	1,616,987
1,000,000	Regatta 33 Funding Ltd., Series 2025-2A, Class E, 10.95% (3 mo. USD Term SOFR + 6.65%), due 07/25/38(a) 144A	1,023,642
714,549	Renew, Series 2024-2A, Class M, 6.83%, due 11/20/60 144A	696,300
374,700	Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class A1, 4.73%, due 07/27/26 144A	374,974
700,000	Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class A2, 5.12%, due 04/25/34 144A	702,944
1,160,000	Residential Asset Securities Corporation Trust, Series 2006-KS2, Class M3, 4.46% (1 mo. USD Term SOFR + 0.73%), due 03/25/36(a)	1,148,828
993,334	Riviera Loan Funding WH 75 Ltd., 1.00%, due 09/15/27(b)	993,334
1,900,000	Rockford Tower CLO Ltd., Series 2022-1A, Class A1R, 5.08% (3 mo. USD Term SOFR + 1.20%), due 07/20/35(a) 144A	1,899,795
2,600,000	Romark Credit Funding Ltd., Series 2025-4A, Class A, 5.42%, due 07/29/43 144A	2,611,294
260,000	RR 23 Ltd., Series 2022-23A, Class DR2, 8.90% (3 mo. USD Term SOFR + 5.00%), due 07/15/37(a) 144A	261,435
550,000	RR 40 Ltd., Series 2025-40A, Class D, 10.05% (3 mo. USD Term SOFR + 5.75%), due 07/15/38(a) 144A	555,837
1,557,073	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.17%, due 06/15/32 144A	1,606,668
250,000	Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class E, 6.27%, due 01/16/34 144A	250,784
860,000	Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class F, 7.34%, due 01/16/34 144A	862,757
450,000	Sculptor CLO XXX Ltd., Series 30A, Class D1R, 7.48% (3 mo. USD Term SOFR + 3.60%), due 07/20/38(a) 144A	452,663
380,000	Sixth Street CLO 29 Ltd., Series 2025-29A, Class E, 9.32% (3 mo. USD Term SOFR + 5.00%), due 07/17/38(a) 144A	383,386
940,000	Sixth Street CLO 29 Ltd., Series 2025-29A, Class SUB, due 07/17/38(b) 144A	824,936
250,000	Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.38% (3 mo. USD Term SOFR + 5.50%), due 07/17/38(a) 144A	250,250
250,000	Sixth Street CLO XXVI Ltd., Series 2024-26X, Class E, 9.53% (3 mo. USD Term SOFR + 5.65%), due 10/18/37(a)(e)	252,014
2,605,537	Slam Ltd., Series 2025-1A, Class A, 5.81%, due 05/15/50 144A	2,678,798
50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 6.94%, due 06/15/32(b)	49,259
50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 7.92%, due 03/15/33(b)	49,730
230,359	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	210,335
1,389,149	SMB Private Education Loan Trust, Series 2023-B, Class B, 5.77%, due 10/16/56 144A	1,419,778
1,020,211	SMB Private Education Loan Trust, Series 2024-A, Class A1B, 5.43% (30 day USD SOFR Average + 1.45%), due 03/15/56(a) 144A	1,031,214
1,250,000	SMB Private Education Loan Trust, Series 2024-D, Class D, 7.51%, due 07/15/53 144A	1,297,487
2,090,921	SMB Private Education Loan Trust, Series 2025-B, Class A1A, 5.02%, due 03/17/53 144A	2,112,047
1,805,000	Southwick Park CLO LLC, Series 2019-4A, Class ERR, 10.13% (3 mo. USD Term SOFR + 6.25%), due 07/20/32(a) 144A	1,782,840
288,097	Stonepeak ABS, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	281,071
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Asset Backed Securities — continued
800,000		Sunbit Asset Securitization Trust , Series 2025-1, Class A, 5.36%, due 07/15/30 144A	805,873
1,400,000		Symphony CLO 36 Ltd., Series 2025-52A, Class AR (3 mo. USD Term SOFR + 1.15%), due 01/20/36(a)(d) 144A	1,400,350
250,000		Texas Debt Capital CLO Ltd., Series 2023-1A, Class D1R, 6.63% (3 mo. USD Term SOFR + 2.75%), due 07/20/38(a) 144A	251,446
250,000		Texas Debt Capital CLO Ltd., Series 2023-1A, Class ER, 8.83% (3 mo. USD Term SOFR + 4.95%), due 07/20/38(a) 144A	252,729
1,200,000		Thayer Park CLO Ltd., Series 2017-1A, Class A1RR, 4.87% (3 mo. USD Term SOFR + 1.00%), due 04/20/34(a) 144A	1,200,659
1,506,035		Towd Point Mortgage Trust, Series 2025-CES3, Class A1A, 5.28%, due 08/25/65(f) 144A	1,513,652
1,000,000		TPG CLO Ltd., Series 2025-1A, Class E, 10.30% (3 mo. USD Term SOFR + 6.15%), due 07/15/38(a) 144A	1,009,169
250,000		Trimaran Cavu Ltd., Series 2025-1A, Class E, 9.11% (3 mo. USD Term SOFR + 5.25%), due 04/25/38(a) 144A	249,619
1,600,000		UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, due 09/25/47 144A	1,600,742
250,000		Voya CLO Ltd., Series 2025-1A, Class E, 8.48% (3 mo. USD Term SOFR + 4.60%), due 04/20/38(a) 144A	245,809
250,000		Voya CLO Ltd., Series 2025-3A, Class E, 9.73% (3 mo. USD Term SOFR + 5.40%), due 07/20/38(a) 144A	251,217
250,000		Wonder Lake Park CLO Ltd., Series 2025-1A, Class E, 9.22% (3 mo. USD Term SOFR + 4.90%), due 07/24/38(a) 144A	251,324
2,500,000		Zayo Issuer LLC, Series 2025-2A, Class C, 9.49%, due 06/20/55 144A	2,653,543
			186,407,306
		Bank Loans — 16.1%
237,505		1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 5.47% (1 mo. USD Term SOFR + 1.75%), due 09/20/30(a)	238,099
134,322		AAL Delaware Holdco, Inc., 2025 Term Loan, 6.47% (1 mo. USD Term SOFR + 2.75%), due 07/30/31(a)	135,161
908,114		Access CIG LLC, 2025 Term Loan, 7.72% (1 mo. USD Term SOFR + 4.00%), due 08/19/30(a)	877,465
787,000		ACP Tara Holdings, Inc., 2025 Term Loan B, 6.95% (3 mo. USD Term SOFR + 3.25%), due 12/15/32(a)	792,411
1,738,092		Acrisure LLC, 2024 1st Lien Term Loan B6, 6.72% (1 mo. USD Term SOFR + 3.00%), due 11/06/30(a)	1,739,178
995,000		Acrisure LLC, 2025 Term Loan B, 6.97% (1 mo. USD Term SOFR + 3.25%), due 06/21/32(a)	998,109
1,290,541		ADMI Corp., 2021 Incremental Term Loan B3, 7.58% (1 mo. USD Term SOFR + 3.75%), due 12/23/27(a)	1,223,594
285,000		Advisor Group, Inc., 2025 Term Loan, 6.60% (6 mo. USD Term SOFR + 3.00%), due 08/02/32(a)	286,603
715,457		Agiliti Health, Inc., 2023 Term Loan, 6.86% (6 mo. USD Term SOFR + 3.00%), due 05/01/30(a)	702,489
1,000,000	EUR	Ahlstrom Holding 3 OYJ, 5.83% (3 mo. EURIBOR + 3.75%), due 05/27/30(a)	1,186,561
1,278,268		AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 6.87% (1 mo. USD Term SOFR + 3.00%), due 07/31/28(a)	1,282,618
1,929,522		AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 6.85% (3 mo. USD Term SOFR + 3.00%), due 07/31/28(g)	1,936,088
1,737,466		AIT Worldwide Logistics, Inc., 2025 Repriced Term Loan, 7.89% (3 mo. USD Term SOFR + 4.00%), due 04/08/30(a)	1,751,040
1,085,000		AL GCX Holdings LLC TBD, due 12/17/32(g)	1,086,356
1,000,000	EUR	Albea Beauty Holdings S.A TBD, due 12/31/27(g)	1,159,770
108See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Bank Loans — continued
1,000,000	EUR	Albion Financing 3 SARL, 2025 EUR Term Loan, 5.01% (3 mo. EURIBOR + 3.00%), due 05/21/31(a)	1,190,599
284,288		Alera Group, Inc., 2025 Term Loan, 6.97% (1 mo. USD Term SOFR + 3.25%), due 05/31/32(a)	286,084
1,480,724		AlixPartners LLP, 2025 USD Term Loan, 5.72% (1 mo. USD Term SOFR + 2.00%), due 08/12/32(a)	1,484,888
645,125		Alliant Holdings Intermediate LLC, 2025 Term Loan B, 6.22% (1 mo. USD Term SOFR + 2.50%), due 09/19/31(a)	647,544
1,655,850		Allied Universal Holdco LLC, 2025 USD Term Loan B, 6.97% (1 mo. USD Term SOFR + 3.25%), due 08/20/32(a)	1,665,992
300,000		Allison Transmission, Inc. TBD, due 11/05/32(g)	301,875
1,590,000		Altar Bidco, Inc., 2021 2nd Lien Term Loan, 9.28% (12 mo. USD Term SOFR + 5.60%), due 02/01/30(a)	1,512,487
675,000		Altice France SA TBD, due 05/31/31(g)	675,562
348,250		American Airlines, Inc., 2025 Term Loan B, 7.13% (3 mo. USD Term SOFR + 3.25%), due 05/28/32(a)	350,209
1,200,476		American Auto Auction Group LLC, 2025 Term Loan, 8.17% (3 mo. USD Term SOFR + 4.50%), due 05/28/32(a)	1,181,968
600,000		American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C TBD, due 02/24/32(g)	601,250
198,485		American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, 5.47% (1 mo. USD Term SOFR + 1.75%), due 01/31/31(a)	199,589
1,719,690		Amneal Pharmaceuticals LLC, 7.22% (1 mo. USD Term SOFR + 3.50%), due 08/01/32(a)	1,736,887
1,485,535		Apollo Commercial Real Estate Finance, Inc., 2025 Term Loan B, 6.99% (1 mo. USD Term SOFR + 3.25%), due 06/13/30(a)	1,500,390
509,894		Applied Systems, Inc., 2024 1st Lien Term Loan, 6.17% (3 mo. USD Term SOFR + 2.50%), due 02/24/31(a)	513,435
1,240,578		Apro LLC, 2024 Term Loan B, 7.68% (3 mo. USD Term SOFR + 3.75%), due 07/09/31(a)	1,240,578
1,000,000		Aramark Services, Inc., 2025 Repriced Term Loan, 5.47% (1 mo. USD Term SOFR + 1.75%), due 04/06/28(a)	1,005,625
1,513,055		Arches Buyer, Inc., 2021 Term Loan B, 7.07% (1 mo. USD Term SOFR + 3.25%), due 12/06/27(a)	1,518,019
1,331,145		Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 10.00% (10.00% Fixed or PIK), due 12/31/27(a)(h)(i)	615,522
1,000,000	EUR	Armorica Lux SARL, EUR Term Loan, 6.99% (3 mo. EURIBOR + 4.93%), due 07/28/28(a)	1,126,885
45,004		Artera Services LLC, 2024 Term Loan TBD, due 02/15/31(g)	36,565
3,020,000		Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, 11.57% (1 mo. USD Term SOFR + 7.75%), due 11/24/28(a)	2,702,900
208,368		Aruba Investments Holdings LLC, 2020 USD Term Loan, 7.82% (1 mo. USD Term SOFR + 4.00%), due 11/24/27(a)	193,609
90,673		Aruba Investments Holdings LLC, 2020 USD Term Loan TBD, due 11/24/27(g)	84,250
265,620		Aruba Investments Holdings LLC, 2022 USD Incremental Term Loan, 8.47% (1 mo. USD Term SOFR + 4.75%), due 11/24/27(a)	236,402
208,188		Aspire Bakeries Holdings LLC, 2025 Term Loan B, 7.22% (1 mo. USD Term SOFR + 3.50%), due 12/23/30(a)	209,489
1,039,395		Astro Acquisition LLC, 2025 Term Loan B, 7.12% (6 mo. USD Term SOFR + 3.25%), due 08/30/32(a)	1,048,923
3,030,000		Asurion LLC, 2021 Second Lien Term Loan B4, 9.08% (1 mo. USD Term SOFR + 5.25%), due 01/20/29(a)	2,983,035
400,000		Asurion LLC, 2021 Second Lien Term Loan B4 TBD, due 01/20/29(g)	393,800
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	Bank Loans — continued
1,985,963	Asurion LLC, 2023 Term Loan B11, 8.07% (1 mo. USD Term SOFR + 4.25%), due 08/19/28(a)	1,993,410
432,825	Asurion LLC, 2025 Term Loan B13, 7.97% (1 mo. USD Term SOFR + 4.25%), due 09/19/30(a)	433,276
1,488,750	Athenahealth Group, Inc., 2022 Term Loan B, 6.47% (1 mo. USD Term SOFR + 2.75%), due 02/15/29(a)	1,493,775
897,739	Athenahealth Group, Inc., 2022 Term Loan B TBD, due 02/15/29(g)	900,769
166,084	Auction.com LLC TBD, due 05/26/28(g)	145,946
456,507	Avaya, Inc., 2023 Exit Term Loan, 11.22% (1 mo. USD Term SOFR + 7.50%), due 08/01/28(a)	410,857
453,657	Barnes Group, Inc., 2025 Term Loan B, 6.47% (1 mo. USD Term SOFR + 2.75%), due 01/27/32(a)	455,415
723,153	Bausch & Lomb Corp., 2025 Term Loan B, 7.97% (1 mo. USD Term SOFR + 4.25%), due 01/15/31(a)	727,447
1,091,729	BCPE Empire Holdings, Inc., 2025 Term Loan B, 6.97% (1 mo. USD Term SOFR + 3.25%), due 12/11/30(a)	1,082,274
149,625	BCPE Pequod Buyer Inc, 6.72% (1 mo. USD Term SOFR + 3.00%), due 11/25/31(a)	150,139
1,810,000	Beach Acquisition Bidco LLC, USD Term Loan B, 6.92% (3 mo. USD Term SOFR + 3.25%), due 09/12/32(a)	1,827,345
521,562	Belron Finance LLC, 2025 Repriced Term Loan B, 6.12% (3 mo. USD Term SOFR + 2.25%), due 10/16/31(a)	525,311
75,000	Bending Spoons U.S., Inc. TBD, due 03/07/31(g)	72,938
845,187	Bending Spoons U.S., Inc., USD Term Loan B, 9.03% (1 mo. USD Term SOFR + 5.25%), due 03/07/31(a)	825,114
992,500	BEP Intermediate Holdco LLC, 2025 Term Loan B, 6.47% (1 mo. USD Term SOFR + 2.75%), due 04/25/31(a)	997,462
928,487	Berlin Packaging LLC, 2025 Term Loan B7, 7.12% (1 mo. USD Term SOFR + 3.25%), due 06/07/31(a)	931,904
128,041	Berlin Packaging LLC, 2025 Term Loan B7, 6.92% (3 mo. USD Term SOFR + 3.25%), due 06/07/31(g)	128,512
138,473	Berlin Packaging LLC, 2025 Term Loan B7, 7.24% (3 mo. USD Term SOFR + 3.25%), due 06/07/31(g)	138,982
1,122,786	Bingo Holdings I LLC TBD, due 06/30/32(g)	1,103,606
496,241	Blackhawk Network Holdings, Inc., 2025 Term Loan B, 7.67% (3 mo. USD Term SOFR + 4.00%), due 03/12/29(a)	499,298
1,191,000	Boxer Parent Co., Inc., 2025 USD Term Loan B, 6.82% (3 mo. USD Term SOFR + 3.00%), due 07/30/31(a)	1,189,418
445,000	BradyPlus Holdings LLC, 7.19% (3 mo. USD Term SOFR + 3.50%), due 12/11/30(a)	440,967
1,614,976	BroadStreet Partners, Inc., 2024 Term Loan B4, 6.47% (1 mo. USD Term SOFR + 2.75%), due 06/13/31(a)	1,621,592
101,665	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 6.47% (1 mo. USD Term SOFR + 2.75%), due 07/01/31(g)	102,250
139,178	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 6.57% (4 mo. USD Term SOFR + 2.75%), due 07/01/31(g)	139,978
215,690	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 6.59% (4 mo. USD Term SOFR + 2.75%), due 07/01/31(a)	216,930
644,055	Caesars Entertainment, Inc., Term Loan B, 5.97% (1 mo. USD Term SOFR + 2.25%), due 02/06/30(a)	639,358
1,520,000	Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, 6.97% (1 mo. USD Term SOFR + 3.25%), due 01/31/31(a)	1,524,274
258,000	Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B TBD, due 01/31/31(g)	258,725
2,062,388	Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 7.47% (1 mo. USD Term SOFR + 3.75%), due 12/29/28(a)	1,243,878
110See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Bank Loans — continued
1,500,000		Cengage Learning, Inc. TBD, due 03/24/31(g)	1,508,229
1,139,828		Central Parent, Inc., 2024 Term Loan B, 6.92% (3 mo. USD Term SOFR + 3.25%), due 07/06/29(a)	970,012
535,000		CFC Bidco Ltd., Term Loan B, 7.74% (3 mo. USD Term SOFR + 3.75%), due 07/01/32(a)	522,294
1,328,325		Chamberlain Group, Inc., 2025 Term Loan B, 6.47% (1 mo. USD Term SOFR + 2.75%), due 09/08/32(a)	1,332,995
148,200		Champ Acquisition Corp., 2024 Term Loan B, 7.72% (1 mo. USD Term SOFR + 4.00%), due 11/25/31(a)	149,312
1,836,090		Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 8.01% (1 mo. USD Term SOFR + 4.25%), due 02/11/28(a)	1,805,106
984,303		Chemours Co., 7.22% (1 mo. USD Term SOFR + 3.50%), due 10/15/32(a)	975,280
800,000	EUR	Chrysaor Bidco SARL, 5.51% (3 mo. EURIBOR + 3.50%), due 10/30/31(a)	952,479
423,808		Cinemark USA, Inc., 2025 Term Loan B, 5.97% (1 mo. USD Term SOFR + 2.25%), due 05/24/30(g)	424,761
171,692		Cinemark USA, Inc., 2025 Term Loan B, 5.92% (3 mo. USD Term SOFR + 2.25%), due 05/24/30(a)	172,078
512,425		Cloud Software Group, Inc., 2025 Term Loan B (2031), 6.92% (3 mo. USD Term SOFR + 3.25%), due 03/21/31(a)	513,752
1,546,125		Cloud Software Group, Inc., 2025 Term Loan B (2032), 6.92% (3 mo. USD Term SOFR + 3.25%), due 08/13/32(a)	1,549,024
1,562,150		Clover Holdings 2 LLC, Fixed Term Loan B, 7.75% (7.75% Fixed or PIK), due 12/09/31(a)	1,558,245
378,100		Clover Holdings 2 LLC, Term Loan B, 7.77% (1 mo. USD Term SOFR + 3.75%), due 12/09/31(a)	378,632
2,350,000		Clydesdale Acquisition Holdings, Inc., Term Loan B, 6.89% (1 mo. USD Term SOFR + 3.18%), due 04/13/29(a)	2,355,342
1,000,000		CNT Holdings I Corp., 2025 Term Loan TBD, due 11/08/32(g)	1,003,403
163,077		Coherent Corp., 5.47% (1 mo. USD Term SOFR + 1.75%), due 07/02/29(a)	163,757
847,875		Colossus Acquireco LLC, Term Loan B, 5.41% (3 mo. USD Term SOFR + 1.75%), due 07/30/32(a)	848,405
1,000,000	EUR	Concorde Midco Ltd. TBD, due 03/01/30(g)	1,131,877
501,085		ConnectWise LLC, 2021 Term Loan B, 7.43% (3 mo. USD Term SOFR + 3.50%), due 09/29/28(a)	493,152
538,373		Conservice Midco LLC, 2025 Term Loan, 6.47% (1 mo. USD Term SOFR + 2.75%), due 05/13/30(a)	540,728
1,260,514		Coolsys, Inc., 2021 Term Loan, 8.89% (3 mo. USD Term SOFR + 4.75%), due 08/11/28(a)	1,134,463
200,000		Coral-U.S. Co-Borrower LLC TBD, due 01/31/32(g)	196,344
1,500,000		Coral-U.S. Co-Borrower LLC, 2021 Term Loan B6, 6.86% (1 mo. USD Term SOFR + 3.00%), due 10/15/29(a)	1,487,250
491,803		Corel Corp., 2019 Term Loan, 8.92% (3 mo. USD Term SOFR + 5.00%), due 07/02/26(a)	462,295
1,091,709		Cotiviti Corp., 2024 Term Loan, 6.62% (1 mo. USD Term SOFR + 2.75%), due 05/01/31(a)	1,052,816
3,909,846		Covetrus, Inc., Term Loan, 8.67% (3 mo. USD Term SOFR + 5.00%), due 10/13/29(a)	3,530,032
1,017,450		CP Atlas Buyer, Inc., 2025 Term Loan, 8.97% (1 mo. USD Term SOFR + 5.25%), due 07/08/30(a)	986,926
498,750		CP Atlas Buyer, Inc., 2025 Term Loan TBD, due 07/08/30(g)	483,788
980,000		CP Iris Holdco I, Inc., 10.72% (1 mo. USD Term SOFR + 7.00%), due 10/27/33(a)	977,550
278,589		CPI Holdco B LLC, 2024 Term Loan, 5.72% (1 mo. USD Term SOFR + 2.00%), due 05/19/31(a)	279,591
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	Bank Loans — continued
1,091,713	CPPIB OVM Member US LLC, Term Loan B, 6.17% (3 mo. USD Term SOFR + 2.50%), due 08/20/31(a)	1,099,901
1,610,000	CRC Insurance Group LLC, 2024 Term Loan B, 6.42% (3 mo. USD Term SOFR + 2.75%), due 05/06/31(a)	1,616,037
750,000	CRC Insurance Group LLC, 2024 Term Loan B TBD, due 05/06/31(g)	752,813
1,743,553	Creation Technologies, Inc., 2021 Term Loan, 9.70% (3 mo. USD Term SOFR + 5.50%), due 10/05/28(a)	1,745,733
1,737,466	Crisis Prevention Institute, Inc., 2024 Term Loan B, 7.67% (3 mo. USD Term SOFR + 4.00%), due 04/09/31(a)	1,728,778
349,118	Crisis Prevention Institute, Inc., 2024 Term Loan B TBD, due 04/09/31(g)	347,373
772,732	Cushman & Wakefield U.S. Borrower LLC, 6.22% (1 mo. USD Term SOFR + 2.50%), due 01/31/30(a)	777,802
1,581,000	Cyberswift US Finco LLC, 7.90% (3 mo. USD Term SOFR + 4.00%), due 10/08/32(a)	1,580,012
1,100,000	Cyberswift US Finco LLC, 7.90% (3 mo. USD Term SOFR + 4.00%), due 10/08/32(a)	1,099,312
460,000	Darktrace PLC, 2nd Lien Term Loan, 9.19% (3 mo. USD Term SOFR + 5.25%), due 10/09/32(a)	458,083
665,000	Databricks, Inc. TBD, due 01/05/32(g)	665,000
980,000	Dayforce, Inc. TBD, due 08/20/32(g)	978,040
610,000	Delta 2 Lux SARL, 2024 Term Loan B1, 5.42% (3 mo. USD Term SOFR + 1.75%), due 09/30/31(a)	611,525
970,000	DG Investment Intermediate Holdings 2, Inc., 2025 2nd Lien Term Loan, 9.22% (1 mo. USD Term SOFR + 5.50%), due 07/31/33(a)	973,638
1,566,859	Digital Room Holdings, Inc., 2021 Term Loan, 9.07% (1 mo. USD Term SOFR + 5.25%), due 12/21/28(a)	1,544,989
1,451,546	DirecTV Financing LLC, 2025 Term Loan B, 9.34% (3 mo. USD Term SOFR + 5.50%), due 02/17/31(a)	1,453,700
200,000	DirecTV Financing LLC, 2025 Term Loan B TBD, due 02/17/31(g)	200,297
1,826,739	Drake Software LLC, 2024 Term Loan B, 7.92% (3 mo. USD Term SOFR + 4.25%), due 06/26/31(a)	1,799,337
529,907	Eagle Parent Corp., 2022 Term Loan B, 7.92% (3 mo. USD Term SOFR + 4.25%), due 04/02/29(a)	532,143
515,000	Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 8.97% (1 mo. USD Term SOFR + 5.25%), due 10/06/28(a)	514,034
949,801	Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 6.47% (1 mo. USD Term SOFR + 2.75%), due 10/09/29(a)	956,687
201,797	Embecta Corp., Term Loan B, 6.72% (1 mo. USD Term SOFR + 3.00%), due 03/30/29(a)	202,376
648,332	Emerald X, Inc., 2025 Term Loan B1, 6.97% (1 mo. USD Term SOFR + 3.25%), due 01/30/32(a)	653,194
347,375	EMRLD Borrower LP, 2024 Term Loan B, 6.12% (6 mo. USD Term SOFR + 2.25%), due 08/04/31(a)	348,526
1,737,434	Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 7.47% (1 mo. USD Term SOFR + 3.75%), due 04/23/31(a)	1,726,575
100,000	Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan TBD, due 04/23/31(g)	99,375
1,487,198	EnergySolutions LLC, 2023 Term Loan B, 6.97% (1 mo. USD Term SOFR + 3.25%), due 09/20/30(a)	1,498,662
3,310,000	Engineered Machinery Holdings, Inc., 2021 USD 2nd Lien Term Loan, 9.93% (3 mo. USD Term SOFR + 6.00%), due 05/21/29(a)	3,326,550
1,409,242	Ensemble RCM LLC, 2024 Term Loan B, 6.84% (3 mo. USD Term SOFR + 3.00%), due 08/01/29(a)	1,418,050
1,836,713	Ensono LP, 7.83% (1 mo. USD Term SOFR + 4.00%), due 05/26/28(a)	2,771,138
635,613	Enviva Partners LP, 2024 Backstop Term Loan, 10.61% (3 mo. USD Term SOFR + 8.50%), due 12/06/29(a)	647,798
112See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Bank Loans — continued
694,588		EP Purchaser LLC, 2021 Term Loan B, 7.44% (3 mo. USD Term SOFR + 3.50%), due 11/06/28(a)	500,682
758,609		Epicor Software Corp., 2024 Term Loan E, 6.22% (1 mo. USD Term SOFR + 2.50%), due 05/30/31(a)	761,690
2,185,453		Evergreen Acqco 1 LP, 2025 Term Loan B, 6.70% (3 mo. USD Term SOFR + 3.00%), due 09/17/32(a)	2,202,526
76,452		EW Scripps Co., 2025 Term Loan B2, 9.60% (1 mo. USD Term SOFR + 5.75%), due 06/30/28(a)	77,312
99,250		EW Scripps Co., 2025 Term Loan B3, 7.20% (1 mo. USD Term SOFR + 3.35%), due 11/30/29(a)	96,107
2,310,000		EyeCare Partners LLC, 2024 Second Out Term Loan B TBD, due 11/30/28(g)	1,026,026
476,000	EUR	Finastra USA, Inc., 6.60% (3 mo. EURIBOR + 4.50%), due 09/15/32(a)	552,050
500,000		Finastra USA, Inc., 2025 1st Lien Term Loan, 7.72% (3 mo. USD Term SOFR + 4.00%), due 09/15/32(a)	490,223
2,183,068		First Student Bidco, Inc., 2025 Term Loan B, 6.17% (3 mo. USD Term SOFR + 2.50%), due 08/15/30(a)	2,192,229
578,685		First Student Bidco, Inc., 2025 Term Loan C, 6.17% (3 mo. USD Term SOFR + 2.50%), due 08/15/30(a)	580,855
793,768		Fluid-Flow Products, Inc., 2025 Term Loan B, 6.97% (1 mo. USD Term SOFR + 3.25%), due 03/31/28(a)	797,985
60,000		Fluid-Flow Products, Inc., 2025 Term Loan B TBD, due 03/31/28(g)	60,319
432,825		Flutter Financing BV, 2025 Term Loan B, 5.67% (3 mo. USD Term SOFR + 2.00%), due 06/04/32(a)	432,825
696,491		Flynn Restaurant Group LP, 2025 Incremental Term Loan, 7.47% (1 mo. USD Term SOFR + 3.75%), due 01/28/32(a)	700,300
1,641,885		Formulations Parent Corp., 2025 Term Loan B, 7.93% (3 mo. USD Term SOFR + 4.00%), due 04/09/32(a)	1,642,911
150,000		Formulations Parent Corp., 2025 Term Loan B TBD, due 04/09/32(g)	150,094
845,995		Fortress Intermediate 3, Inc., 2025 Term Loan B, 6.78% (1 mo. USD Term SOFR + 3.00%), due 06/27/31(a)	847,852
900,455		Freeport LNG Investments LLLP, Term Loan A, 7.15% (3 mo. USD Term SOFR + 3.00%), due 11/16/26(a)	904,770
1,000,000	EUR	Froneri Lux Finco SARL, 2025 EUR Term Loan, 4.87% (3 mo. EURIBOR + 2.75%), due 09/30/32(a)	1,181,332
1,435,000		Froneri Lux Finco SARL, 2025 USD Term Loan, 6.12% (6 mo. USD Term SOFR + 2.25%), due 09/30/32(a)	1,436,705
459,768		Fugue Finance BV, 2025 Repriced Term Loan, 6.57% (3 mo. USD Term SOFR + 2.75%), due 01/09/32(a)	461,493
2,496,602		Gainwell Acquisition Corp., Term Loan B, 7.77% (3 mo. USD Term SOFR + 4.00%), due 10/01/27(a)	2,457,593
350,000		Gainwell Acquisition Corp., Term Loan B TBD, due 10/01/27(g)	344,531
555,208		GC Ferry Acquisition I, Inc., Term Loan, 7.17% (3 mo. USD Term SOFR + 3.50%), due 08/16/32(a)	555,000
795,000		Genmab AS, 6.73% (3 mo. USD Term SOFR + 3.00%), due 12/13/32(a)	799,472
1,097,250		GFL Environmental, Inc., 2025 Term Loan B, 6.27% (3 mo. USD Term SOFR + 2.50%), due 03/03/32(a)	1,103,194
1,585,804		Global Medical Response, Inc., 2025 Repriced Term Loan B, 7.38% (3 mo. USD Term SOFR + 3.50%), due 10/01/32(a)	1,597,414
1,750,000		Gloves Buyer, Inc., 2025 Term Loan, 7.72% (1 mo. USD Term SOFR + 4.00%), due 05/21/32(a)	1,744,531
1,488,722		GoodRx, Inc., 2024 USD Term Loan B, 7.47% (1 mo. USD Term SOFR + 3.75%), due 07/10/29(a)	1,492,908
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	Bank Loans — continued
500,000	Graham Packaging Co., Inc., 2024 Term Loan B, 6.22% (1 mo. USD Term SOFR + 2.50%), due 08/04/27(a)	502,630
347,368	Great Outdoors Group LLC, 2025 Term Loan B, 6.97% (1 mo. USD Term SOFR + 3.25%), due 01/23/32(a)	349,865
700,000	Green Infrastructure Partners, Inc., USD Term Loan B, 6.42% (3 mo. USD Term SOFR + 2.75%), due 09/24/32(a)	702,625
1,060,000	Gryphon Acquire Newco, LLC, Term Loan B, 6.85% (6 mo. USD Term SOFR + 3.00%), due 09/13/32(a)	1,068,613
2,649,941	Heartland Dental LLC, 2025 Term Loan, 7.47% (1 mo. USD Term SOFR + 3.75%), due 08/25/32(a)	2,664,018
99,500	Herschend Entertainment Co. LLC, 2025 Term Loan B, 6.97% (1 mo. USD Term SOFR + 3.25%), due 05/27/32(a)	100,350
349,091	Highspring Holdings LLC, 8.82% (3 mo. USD Term SOFR + 5.00%), due 01/22/29(a)	285,382
597,000	Hightower Holdings LLC, 2025 1st Lien Term Loan B, 6.65% (3 mo. USD Term SOFR + 2.75%), due 02/03/32(a)	599,239
848,556	HUB International Ltd., 2025 Term Loan B, 6.12% (3 mo. USD Term SOFR + 2.25%), due 06/20/30(a)	854,036
1,481,555	IMC Financing LLC, Term Loan B, 7.23% (1 mo. USD Term SOFR + 3.50%), due 06/18/32(a)	1,485,259
1,250,000	Imperative Worldwide LLC, 2021 Term Loan, 9.32% (3 mo. USD Term SOFR + 5.50%), due 12/29/28(a)	1,234,375
1,816,417	Infinite Bidco LLC, 1st Lien Term Loan, 7.85% (3 mo. USD Term SOFR + 3.75%), due 03/02/28(a)	1,800,523
1,034,138	Infinite Bidco LLC, 2023 Incremental Term Loan, 10.14% (3 mo. USD Term SOFR + 6.25%), due 03/02/28(a)(b)	1,036,724
937,350	INNIO Group Holding GmbH TBD, due 11/02/28(g)	942,037
255,082	Instructure Holdings, Inc. TBD, due 11/13/31(g)	255,911
259,981	Instructure Holdings, Inc., 2024 2nd Lien Term Loan, 8.84% (3 mo. USD Term SOFR + 5.00%), due 11/12/32(a)	261,281
1,373,109	International Entertainment JJCo 3 Ltd., USD 1st Lien Term Loan B, 6.84% (3 mo. USD Term SOFR + 3.00%), due 04/29/32(a)	1,367,959
748,125	International Entertainment JJCo 3 Ltd., USD 1st Lien Term Loan B TBD, due 04/29/32(g)	745,320
1,200,000	ION Platform Finance U.S., Inc., 7.42% (3 mo. USD Term SOFR + 3.75%), due 10/07/32(a)	1,130,100
1,488,750	IRB Holding Corp, 6.22% (1 mo. USD Term SOFR + 2.50%), due 12/16/30(a)	1,493,816
638,351	Iris Holding, Inc., Term Loan, 8.69% (3 mo. USD Term SOFR + 4.75%), due 06/28/28(a)	620,995
658,505	Iris Holding, Inc., Term Loan TBD, due 06/28/28(g)	640,602
997,487	J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 7.22% (1 mo. USD Term SOFR + 3.50%), due 04/26/30(a)	991,721
698,869	J&J Ventures Gaming LLC, 2025 Repriced Term Loan B TBD, due 04/26/30(g)	694,829
2,942,257	Jane Street Group, LLC, 5.82% (3 mo. USD Term SOFR + 2.00%), due 12/15/31(a)	2,932,604
988,731	Jefferies Finance LLC, 2024 Term Loan, 6.50% (1 mo. USD Term SOFR + 2.75%), due 10/21/31(a)	983,170
250,000	Jefferies Finance LLC, 2024 Term Loan TBD, due 10/21/31(g)	248,594
595,477	JetBlue Airways Corp., 2024 Term Loan B, 8.44% (3 mo. USD Term SOFR + 4.75%), due 08/27/29(a)	576,124
1,497,484	Jump Financial LLC, 2025 1st Lien Term Loan B, 7.17% (3 mo. USD Term SOFR + 3.50%), due 02/26/32(a)	1,478,766
1,276,071	June Purchaser LLC, Term Loan, 6.42% (3 mo. USD Term SOFR + 2.75%), due 11/28/31(a)	1,286,599
114See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Bank Loans — continued
844,872		Kaseya, Inc., 2025 1st Lien Term Loan B, 6.72% (1 mo. USD Term SOFR + 3.00%), due 03/20/32(a)	846,522
1,600,000		Kaseya, Inc., 2025 2nd Lien Term Loan B, 8.72% (1 mo. USD Term SOFR + 5.00%), due 03/18/33(a)	1,568,000
550,000		Kaseya, Inc., 2025 2nd Lien Term Loan B TBD, due 03/18/33(g)	539,000
750,000		Kodiak Building Partners, Inc., 2024 Term Loan B, 7.47% (1 mo. USD Term SOFR + 3.75%), due 12/04/31(a)	733,125
250,000		Kodiak Building Partners, Inc., 2024 Term Loan B TBD, due 12/04/31(g)	244,375
1,790,000		Kohler Energy Co. LLC, USD Term Loan B, 7.42% (3 mo. USD Term SOFR + 3.75%), due 05/01/31(a)	1,803,425
816,040		LABL, Inc., 2021 USD 1st Lien Term Loan, 8.94% (3 mo. USD Term SOFR + 5.00%), due 10/30/28(a)	524,889
1,426,001		Laseraway Intermediate Holdings II LLC, Term Loan, 9.89% (3 mo. USD Term SOFR + 5.75%), due 10/14/27(a)	1,420,654
249,351		Laseraway Intermediate Holdings II LLC, Term Loan TBD, due 10/14/27(g)	248,416
1,145,330		LBM Acquisition LLC, 2024 Incremental Term Loan B, 7.58% (1 mo. USD Term SOFR + 3.75%), due 06/06/31(a)	1,077,088
1,190,955		LC AHAB U.S. Bidco LLC, Term Loan B, 6.72% (1 mo. USD Term SOFR + 3.00%), due 05/01/31(a)	1,195,049
977,513		Learning Care Group No. 2, Inc. TBD, due 08/11/28(g)	811,336
929,670		LendingTree, Inc., 2025 Term Loan, 8.22% (1 mo. USD Term SOFR + 4.50%), due 08/21/30(a)	929,670
911,323		Lereta LLC, Term Loan B, 9.08% (1 mo. USD Term SOFR + 5.25%), due 07/30/28(a)	840,695
1,736,842		LifePoint Health, Inc., 2024 Incremental Term Loan B1, 7.33% (1 mo. USD Term SOFR + 3.50%), due 05/19/31(a)	1,741,974
1,238,220		Liquid Tech Solutions LLC, 9.75% (PRIME + 2.50%), due 10/12/32(a)	1,242,089
1,812,434		LSCS Holdings, Inc., 2025 Term Loan, 8.17% (3 mo. USD Term SOFR + 4.50%), due 03/04/32(a)	1,780,716
704,356		LSF12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, 7.37% (1 mo. USD Term SOFR + 3.50%), due 12/02/31(a)	709,639
654,186		M6 ETX Holdings II Midco LLC, 6.20% (1 mo. USD Term SOFR + 2.50%), due 04/01/32(a)	658,929
1,137,998		Madison IAQ, LLC, Term Loan, 6.70% (6 mo. USD Term SOFR + 2.50%), due 06/21/28(a)	1,144,844
2,989,853		MajorDrive Holdings IV LLC, Term Loan B, 7.93% (3 mo. USD Term SOFR + 4.00%), due 06/01/28(a)	2,727,493
530,653		MajorDrive Holdings IV LLC, Term Loan B TBD, due 06/01/28(g)	484,088
515,491		Maravai Intermediate Holdings, LLC, 2022 Term Loan B, 6.87% (3 mo. USD Term SOFR + 3.00%), due 10/19/27(a)	509,048
498,721		Mauser Packaging Solutions Holding Co., 7.23% (1 mo. USD Term SOFR + 3.50%), due 04/15/30(a)	490,305
1,439,098		McAfee, LLC, 6.72% (1 mo. USD Term SOFR + 3.00%), due 03/01/29(a)	1,333,564
1,787,716		McAfee, LLC, 2024 USD 1st Lien Term Loan B, 6.72% (1 mo. USD Term SOFR + 3.00%), due 03/01/29(a)	1,656,618
1,051,238		MDVIP, Inc., 2025 Term Loan B, 6.73% (1 mo. USD Term SOFR + 3.00%), due 10/14/31(a)	1,056,056
664,975		Medline Borrower LP, 2025 Incremental Term Loan B, 5.47% (1 mo. USD Term SOFR + 1.75%), due 10/23/30(a)	668,152
138,257		Medline Borrower LP, 2025 Term Loan B, 5.47% (1 mo. USD Term SOFR + 1.75%), due 10/23/28(a)	138,810
315,789	EUR	Mermaid Bidco, Inc., 2024 EUR Term Loan B, 5.77% (3 mo. EURIBOR + 3.75%), due 07/03/31(a)	374,433
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Bank Loans — continued
2,180,000		MH Sub I LLC, 2021 2nd Lien Term Loan, 10.09% (3 mo. USD Term SOFR + 6.25%), due 02/23/29(a)	1,832,903
1,091,603		MH Sub I LLC, 2023 Term Loan, 7.97% (3 mo. USD Term SOFR + 4.25%), due 05/03/28(a)	1,017,920
421,805		MH Sub I LLC, 2024 Term Loan B4, 7.97% (1 mo. USD Term SOFR + 4.25%), due 12/31/31(a)	363,129
1,562,695		Midwest Physician Administrative Services LLC, 2021 Term Loan, 6.93% (3 mo. USD Term SOFR + 3.00%), due 03/12/28(a)	1,422,444
477,784		MKS Instruments, Inc., 2025 USD Repriced Term Loan, 5.72% (1 mo. USD Term SOFR + 2.00%), due 08/17/29(a)	480,870
1,493,715		Modena Buyer LLC, Term Loan, 8.09% (3 mo. USD Term SOFR + 4.25%), due 07/01/31(a)	1,487,959
300,000		Modena Buyer LLC, Term Loan TBD, due 07/01/31(g)	298,844
1,000,000	EUR	Mosel Bidco SE, 2025 EUR Term Loan B, 5.77% (3 mo. EURIBOR + 3.75%), due 09/16/30(a)	1,188,122
85,683		MRI Software LLC, 8.42% (3 mo. USD Term SOFR + 4.75%), due 02/10/28(a)	85,683
26,668		MRI Software LLC, 8.44% (3 mo. USD Term SOFR + 4.75%), due 02/10/28(a)	25,935
650,911		MRI Software LLC, 2020 Term Loan B, 8.42% (3 mo. USD Term SOFR + 4.75%), due 02/10/28(a)	649,690
626,811		National Mentor Holdings, Inc., 2025 1st Lien Term Loan B, 9.72% (1 mo. USD Term SOFR + 6.00%), due 12/12/30(a)	627,595
250,000		National Mentor Holdings, Inc., 2025 1st Lien Term Loan B TBD, due 12/12/30(g)	250,312
749,980		NEP Group, Inc., 8.22% (1 mo. USD Term SOFR + 4.50%), due 10/17/31(a)	691,481
341,145		Nexus Buyer LLC, 2025 Incremental Term Loan, 7.72% (1 mo. USD Term SOFR + 4.00%), due 07/31/31(a)	338,871
2,034,625		Nexus Buyer LLC, 2025 Term Loan B, 7.22% (1 mo. USD Term SOFR + 3.50%), due 07/31/31(a)	2,009,192
250,000		Nexus Buyer LLC, 2025 Term Loan B TBD, due 07/31/31(g)	246,875
866,667	EUR	Nidda Healthcare Holding AG, 5.54% (3 mo. EURIBOR + 3.50%), due 12/09/32(a)	1,026,763
1,000,000	EUR	Nuuday AS, EUR Term Loan B, 8.58% (3 mo. EURIBOR + 6.50%), due 02/03/28(a)	1,187,663
400,000		OID-OL Intermediate I LLC, Term Loan 1, 9.84% (3 mo. USD Term SOFR + 6.00%), due 02/01/29(a)	412,000
497,500		OID-OL Intermediate I LLC, Term Loan 2, 8.24% (3 mo. USD Term SOFR + 4.25%), due 02/01/29(a)	417,124
195,000		Olympus Water U.S. Holding Corp., 2025 USD Term Loan B, 6.92% (3 mo. USD Term SOFR + 3.25%), due 11/03/32(a)	193,998
750,000		Olympus Water U.S. Holding Corp., 2025 USD Term Loan B TBD, due 11/03/32(g)	746,146
425,000		OMNIA Partners LLC TBD, due 12/31/32(g)	427,258
1,749,000		Onex TSG Intermediate Corp., 2025 Term Loan B, 7.59% (3 mo. USD Term SOFR + 3.75%), due 08/06/32(a)	1,762,931
523,688		Opal Bidco SAS, 6.69% (3 mo. USD Term SOFR + 3.00%), due 04/28/32(a)	527,615
1,637,595		Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, 5.98% (1 mo. USD Term SOFR + 2.25%), due 10/05/28(a)	1,648,240
1,243,507		Osmose Utilities Services, Inc., Term Loan, 7.08% (1 mo. USD Term SOFR + 3.25%), due 06/23/28(a)	1,219,220
500,000		Osmose Utilities Services, Inc., Term Loan TBD, due 06/23/28(g)	490,234
630,238		Outcomes Group Holdings, Inc., 2025 Term Loan B, 6.72% (1 mo. USD Term SOFR + 3.00%), due 05/06/31(a)	635,122
800,000		OVG Business Services LLC TBD, due 06/25/31(g)	802,500
265,000		Owens-Illinois Inc., 2025 Term Loan B, 6.84% (3 mo. USD Term SOFR + 3.00%), due 09/30/32(a)	267,609
623,438		Paradigm Parent LLC, 1st Lien Term Loan, 8.17% (3 mo. USD Term SOFR + 4.50%), due 04/16/32(a)	549,275
116See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	Bank Loans — continued
300,000	PAREXEL International Corp. TBD, due 12/12/31(g)	301,313
545,758	Penn Entertainment, Inc., 2022 Term Loan B, 6.22% (1 mo. USD Term SOFR + 2.50%), due 05/03/29(a)	549,559
2,189,589	Peraton Corp., Term Loan B, 7.69% (3 mo. USD Term SOFR + 3.75%), due 02/01/28(a)	2,036,773
776,100	Performance Health & Wellness, 2025 Term Loan B, 7.62% (6 mo. USD Term SOFR + 3.75%), due 03/19/32(a)	768,339
1,746,104	PetSmart LLC, 2025 USD Term Loan B, 7.73% (1 mo. USD Term SOFR + 4.00%), due 08/18/32(a)	1,742,830
350,000	PetSmart LLC, 2025 USD Term Loan B TBD, due 08/18/32(g)	349,344
500,000	Phoenix Aviation Capital LLC, 7.11% (3 mo. USD Term SOFR + 3.25%), due 10/28/30(a)	495,625
1,397,762	PHRG Intermediate LLC TBD, due 02/20/32(g)	1,394,267
706,076	PHRG Intermediate LLC, 2025 Term Loan B, 7.67% (3 mo. USD Term SOFR + 4.00%), due 02/20/32(a)	704,311
560,000	PHRG Intermediate LLC, 2025 Term Loan B TBD, due 02/20/32(g)	558,600
941,190	Pinnacle Buyer LLC, 6.49% (3 mo. USD Term SOFR + 2.50%), due 10/01/32(a)	946,013
993,122	Plano HoldCo, Inc., Term Loan B, 7.17% (3 mo. USD Term SOFR + 3.50%), due 10/02/31(a)	965,811
450,000	Pluto Acquisition I, Inc., 2024 First Out Superpriority Term Loan, 9.19% (3 mo. USD Term SOFR + 5.50%), due 06/20/28(a)	456,750
2,533,024	Polaris Newco LLC, USD Term Loan B, 7.85% (3 mo. USD Term SOFR + 3.75%), due 06/02/28(a)	2,447,534
550,000	Potters Industries, LLC TBD, due 12/09/32(g)	553,094
406,925	Prairie ECI Acquiror LP, 2025 Repriced Term Loan B, 7.47% (1 mo. USD Term SOFR + 3.75%), due 08/01/29(a)	410,231
450,744	Pregis TopCo Corp., 2025 Refinancing Term Loan, 7.72% (1 mo. USD Term SOFR + 4.00%), due 02/01/29(a)	454,923
1,188,976	Pre-Paid Legal Services, Inc., 2021 Term Loan, 6.97% (1 mo. USD Term SOFR + 3.25%), due 12/15/28(a)	1,150,037
149,622	Pre-Paid Legal Services, Inc., 2021 Term Loan TBD, due 12/15/28(g)	144,722
582,075	Project Boost Purchaser LLC, 2025 Refinancing Term Loan TBD, due 07/16/31(g)	584,185
992,308	Project Castle, Inc., Term Loan B, 9.36% (6 mo. USD Term SOFR + 5.50%), due 06/01/29(a)	647,067
1,394,238	Project Ruby Ultimate Parent Corp., 2025 Term Loan B, 6.58% (1 mo. USD Term SOFR + 2.75%), due 03/10/28(a)	1,399,641
1,457,348	Prometric Holdings, Inc., 2025 Term Loan B, 7.47% (1 mo. USD Term SOFR + 3.75%), due 06/25/32(a)	1,470,828
2,064,766	Proofpoint, Inc., 2025 Fungible Term Loan, 6.67% (3 mo. USD Term SOFR + 3.00%), due 08/31/28(a)	2,078,817
1,737,487	PushPay USA, Inc., 2025 Repriced Term Loan, 7.62% (6 mo. USD Term SOFR + 3.75%), due 08/15/31(a)	1,737,487
817,800	Pye-Barker Fire & Safety LLC, 6.20% (3 mo. USD Term SOFR + 2.50%), due 12/16/32(a)	823,806
1,020,000	Qnity Electronics, Inc., Term Loan B, 5.80% (6 mo. USD Term SOFR + 2.00%), due 11/01/32(a)	1,025,950
748,125	QuidelOrtho Corp., Term Loan, 7.72% (1 mo. USD Term SOFR + 4.00%), due 08/20/32(a)	747,892
1,736,875	Quikrete Holdings, Inc., 2025 Term Loan B, 5.97% (1 mo. USD Term SOFR + 2.25%), due 02/10/32(a)	1,744,257
850,000	Restoration Hardware, Inc. TBD, due 10/20/28(g)	845,573
645,375	Rocket Software, Inc., 2023 USD Term Loan B, 7.47% (1 mo. USD Term SOFR + 3.75%), due 11/28/28(a)	646,145
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Bank Loans — continued
903,000		RxBenefits, Inc., 2025 Term Loan, 8.69% (3 mo. USD Term SOFR + 5.00%), due 12/19/30(a)	892,846
333,000		RxBenefits, Inc., 2025 Term Loan TBD, due 12/19/30(g)	329,255
246,318		Ryan LLC, 7.22% (1 mo. USD Term SOFR + 3.50%), due 11/05/32(a)	243,239
81,250		Sandisk Corp., Term Loan B, 6.86% (3 mo. USD Term SOFR + 3.00%), due 02/20/32(a)	81,859
540,000		Sanmina Corp., 5.92% (1 mo. USD Term SOFR + 2.00%), due 10/27/32(a)	541,688
194,188		SCIH Salt Holdings, Inc., 2025 Repriced Term Loan B, 6.52% (3 mo. USD Term SOFR + 2.75%), due 01/31/29(a)	194,734
450,000		SCIH Salt Holdings, Inc., 2025 Repriced Term Loan B TBD, due 01/31/29(g)	451,265
1,341,368		Secretariat Advisors LLC, 2025 Term Loan B, 7.67% (3 mo. USD Term SOFR + 4.00%), due 02/28/32(a)	1,345,560
813,982		Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 6.22% (1 mo. USD Term SOFR + 2.50%), due 07/31/31(a)	817,712
2,251,358		Sgh2 LLC, 2025 USD Term Loan B (3 mo. USD Term SOFR + 4.50%), due 08/18/32(a)	2,262,614
223,590		Sgh2 LLC, 2025 USD Term Loan B TBD, due 08/18/32(g)	224,708
1,007,462		Sharp Services LLC, 2025 Term Loan B, 6.67% (3 mo. USD Term SOFR + 3.00%), due 09/29/32(a)	1,013,129
164,588		Shift4 Payments LLC, 2025 Term Loan, 6.17% (3 mo. USD Term SOFR + 2.50%), due 06/30/32(a)	165,719
823,846	EUR	Siaci Saint Honore, 2025 EUR Unitranche Term Loan, 5.52% (3 mo. EURIBOR + 3.50%), due 07/26/32(a)	979,661
196,154		Siaci Saint Honore, 2025 EUR Unitranche Term Loan TBD, due 07/26/32(g)	233,253
744,332		Six Flags Entertainment Corp., 2024 Term Loan B, 5.72% (1 mo. USD Term SOFR + 2.00%), due 05/01/31(a)	736,889
1,836,624		SMX Group LLC, Term Loan, 8.22% (1 mo. USD Term SOFR + 4.50%), due 02/06/32(a)	1,813,666
259,997		Somnigroup International, Inc., 2025 Term Loan B, 5.91% (1 mo. USD Term SOFR + 2.25%), due 10/24/31(a)	262,381
1,340,844		Specialty Building Products Holdings LLC, 2021 Term Loan B, 7.57% (1 mo. USD Term SOFR + 3.75%), due 10/16/28(a)	1,255,179
249,352		Specialty Building Products Holdings LLC, 2021 Term Loan B TBD, due 10/16/28(g)	233,421
541,667	EUR	Spectris PLC, EUR Term Loan, 5.30% (3 mo. EURIBOR + 3.25%), due 09/30/32(a)	642,721
59,097		Spirit Airlines, Inc. , due 12/09/34(a)	50,232
531,703		Spirit Airlines, Inc., 11.75% (1 mo. USD Term SOFR + 8.00%), due 07/14/26(a)	530,041
137,458		Spirit Airlines, Inc., 11.75% (1 mo. USD Term SOFR + 8.00%), due 07/14/26(a)	118,901
22,260		Spirit Airlines, Inc., 11.75% (1 mo. USD Term SOFR + 8.00%), due 12/09/34(a)	18,437
272,178		Spirit Airlines, Inc. TBD, due 07/14/26(g)	271,328
3,078,277		Star Parent, Inc., Term Loan B, 7.67% (3 mo. USD Term SOFR + 4.00%), due 09/27/30(a)	3,085,274
1,000,000	EUR	Stepstone Group MidCo 2 GmbH, EUR Term Loan B, 6.60% (6 mo. EURIBOR + 4.50%), due 04/26/32(a)	1,113,526
1,000,000		Stonepeak Bayou Holdings LP, Term Loan B, 6.42% (3 mo. USD Term SOFR + 2.75%), due 10/01/32(a)	907,500
142,526		Student Transportation of America Holdings, Inc. TBD, due 06/24/32(g)	143,239
100,000		Student Transportation of America Holdings, Inc. TBD, due 06/24/32(g)	100,500
99,500		Student Transportation of America Holdings, Inc., Term Loan B, 6.94% (3 mo. USD Term SOFR + 3.25%), due 06/24/32(a)	99,873
200,000		Talen Energy Supply, LLC, 5.67% (3 mo. USD Term SOFR + 2.00%), due 11/25/32(a)	200,604
1,692,495		Team Health Holdings, Inc., Description 1, 8.34% (3 mo. USD Term SOFR + 4.50%), due 06/30/28(a)	1,700,111
153,065		Tempo Acquisition LLC, 2025 Repriced Term Loan B, 5.47% (1 mo. USD Term SOFR + 1.75%), due 08/31/28(a)	147,708
118See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Bank Loans — continued
116,564		Tempo Acquisition LLC, 2025 Repriced Term Loan B TBD, due 08/31/28(g)	112,485
1,488,737		Thermostat Purchaser III, Inc., 2024 Term Loan B, 7.92% (3 mo. USD Term SOFR + 4.25%), due 08/31/28(a)	1,485,945
100,000		Thermostat Purchaser III, Inc., 2024 Term Loan B TBD, due 08/31/28(g)	99,813
545,455	EUR	Thyme Holdco SARL, 2025 EUR Term Loan B, 5.52% (3 mo. EURIBOR + 3.50%), due 07/19/32(a)	647,817
1,330,899		TKC Holdings, Inc., 2024 Term Loan, 8.72% (1 mo. USD Term SOFR + 5.00%), due 05/15/28(a)	1,340,880
1,046,662		TKO Worldwide Holdings LLC, 2025 Term Loan, 5.87% (3 mo. USD Term SOFR + 2.00%), due 11/21/31(a)	1,052,404
645,088		TransDigm, Inc., 2023 Term Loan J, 6.22% (1 mo. USD Term SOFR + 2.50%), due 02/28/31(a)	648,193
3,635,081		TransDigm, Inc., 2025 Term Loan K, 5.97% (1 mo. USD Term SOFR + 2.25%), due 03/22/30(a)	3,649,469
1,421,438		TransDigm, Inc., 2025 Term Loan M, 6.22% (1 mo. USD Term SOFR + 2.50%), due 08/19/32(a)	1,428,940
715,000		Traverse Midstream Partners LLC, 2017 Term Loan, 6.34% (3 mo. USD Term SOFR + 2.50%), due 02/16/28(a)	717,681
2,348,978		Trident TPI Holdings, Inc., 2024 Term Loan B7, 7.42% (3 mo. USD Term SOFR + 3.75%), due 09/15/28(a)	2,260,053
371,517		Trident TPI Holdings, Inc., 2024 Term Loan B7 TBD, due 09/15/28(g)	357,452
784,429		Trio Bidco, Inc., 7.67% (3 mo. USD Term SOFR + 4.00%), due 10/29/32(a)	787,370
1,000,000	EUR	Trivium Packaging BV, 5.81% (3 mo. EURIBOR + 3.75%), due 05/28/30(a)	1,181,544
99,750		Trucordia Insurance Holdings LLC, Term Loan B, 6.97% (1 mo. USD Term SOFR + 3.25%), due 06/17/32(a)	99,625
1,639,808		TruGreen Limited Partnership, 2020 Term Loan, 7.82% (1 mo. USD Term SOFR + 4.00%), due 11/02/27(a)	1,610,428
1,000,000	EUR	TSM II Lux Co. 21 SARL, EUR Term Loan B, 5.82% (3 mo. EURIBOR + 3.75%), due 09/11/31(a)	1,189,865
1,290,076		U.S. Renal Care, Inc., 8.83% (1 mo. USD Term SOFR + 5.00%), due 06/28/28(a)	1,215,897
1,488,550		U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 8.83% (1 mo. USD Term SOFR + 5.00%), due 06/28/28(a)	1,402,958
250,000		U.S. Renal Care, Inc., 2023 Superpriority Term Loan TBD, due 06/28/28(g)	235,625
1,492,481		UKG, Inc., 2024 Term Loan B, 6.34% (3 mo. USD Term SOFR + 2.50%), due 02/10/31(a)	1,495,668
1,820,000		United Talent Agency LLC, 6.75% (1 mo. USD Term SOFR + 3.00%), due 06/10/32(a)	1,833,650
1,742,440		Univision Communications Inc., 2024 Term Loan B, 7.33% (1 mo. USD Term SOFR + 3.50%), due 01/31/29(a)	1,741,351
95,589		Univision Communications Inc., 2024 Term Loan B TBD, due 01/31/29(g)	95,529
248,072		Univision Communications, Inc., 2022 First Lien Term Loan B, 7.92% (3 mo. USD Term SOFR + 4.25%), due 06/24/29(a)	248,899
1,349,594		USALCO LLC, 2025 Term Loan, 7.22% (1 mo. USD Term SOFR + 3.50%), due 09/30/31(a)	1,356,763
800,000		USI, Inc., 2024 Term Loan C TBD, due 09/29/30(g)	802,700
793,970		USI, Inc., 2024 Term Loan D, 5.92% (3 mo. USD Term SOFR + 2.25%), due 11/21/29(a)	796,947
325,000		Valvoline, Inc., Term Loan B TBD, due 03/19/32(g)	327,234
41,157		Van Pool Transportation LLC, 2025 Delayed Draw Term Loan, 3.25% (3 mo. USD Term SOFR + 3.25%), due 08/06/30(a)	41,431
492,530		Van Pool Transportation LLC, 2025 Term Loan, 6.92% (3 mo. USD Term SOFR + 3.25%), due 08/06/30(a)	495,814
269,444		Verifone Systems, Inc., 2025 Term Loan, 9.35% (3 mo. USD Term SOFR + 5.25%), due 08/18/28(a)	256,183
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	Bank Loans — continued
2,581,000	Versant Media Group Inc TBD, due 10/23/30(g)	2,585,039
1,736,842	Viant Medical Holdings, Inc., 2024 Term Loan B, 7.72% (1 mo. USD Term SOFR + 4.00%), due 10/29/31(a)	1,722,459
100,000	Viant Medical Holdings, Inc., 2024 Term Loan B TBD, due 10/29/31(g)	99,172
744,201	Victory Buyer LLC, Term Loan, 7.58% (1 mo. USD Term SOFR + 3.75%), due 11/19/28(a)	748,697
1,700,000	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 7.11% (1 mo. USD Term SOFR + 3.25%), due 01/31/29(a)	1,705,312
396,000	Vista Management Holding, Inc., 2025 Term Loan B, 7.74% (3 mo. USD Term SOFR + 3.75%), due 04/01/31(a)	400,331
519,750	Vista Management Holding, Inc., 2025 Term Loan B TBD, due 04/01/31(g)	525,435
1,745,625	Voyager Parent LLC, Term Loan B, 8.42% (3 mo. USD Term SOFR + 4.75%), due 07/01/32(a)	1,748,655
598,485	VT Topco, Inc., 2024 1st Lien Term Loan B, 6.87% (1 mo. USD Term SOFR + 3.00%), due 08/09/30(a)	590,854
400,000	VT Topco, Inc., 2024 1st Lien Term Loan B TBD, due 08/09/30(g)	394,900
486,607	Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 6.22% (1 mo. USD Term SOFR + 2.50%), due 01/30/31(a)	487,874
500,000	Wand NewCo 3, Inc., 2025 Repriced Term Loan B TBD, due 01/30/31(g)	501,302
144,638	Wasserman Media Group LLC, Term Loan B, 6.72% (1 mo. USD Term SOFR + 3.00%), due 06/23/32(a)	144,818
638,603	Waystar Technologies, Inc., 2025 Term Loan B, 5.72% (1 mo. USD Term SOFR + 2.00%), due 10/22/29(a)	643,392
696,500	WCG Intermediate Corp., 2025 Term Loan B, 6.72% (1 mo. USD Term SOFR + 3.00%), due 02/25/32(a)	698,987
1,736,809	WeddingWire, Inc., 2024 Term Loan B, 7.47% (1 mo. USD Term SOFR + 3.75%), due 01/31/28(a)	1,471,946
396,985	WEX, Inc., 2024 Term Loan B2, 5.47% (1 mo. USD Term SOFR + 1.75%), due 03/31/28(a)	398,332
1,091,729	Whatabrands LLC, 2024 1st Lien Term Loan B, 6.22% (1 mo. USD Term SOFR + 2.50%), due 08/03/28(a)	1,095,797
1,392,965	White Cap Buyer LLC, 2024 Term Loan B, 6.97% (1 mo. USD Term SOFR + 3.25%), due 10/19/29(a)	1,400,166
200,000	WhiteWater Matterhorn Holdings LLC, 2025 Term Loan B, 5.98% (3 mo. USD Term SOFR + 2.25%), due 06/16/32(a)	201,125
689,761	WideOpenWest Finance LLC, 2024 Super Priority 1st Out New Money Term Loan, 11.17% (3 mo. USD Term SOFR + 7.00%), due 12/11/28(a)	703,988
317,588	Wilsonart LLC, 2024 Term Loan B, 7.92% (3 mo. USD Term SOFR + 4.25%), due 08/05/31(a)	308,722
4,575,000	X Corp., 2025 Fixed Term Loan, 9.50% (6 mo. USD Term SOFR + 9.50%), due 10/26/29(a)	4,567,373
650,000	XPLOR T1 LLC TBD, due 12/01/32(g)	651,625
360,393	Zayo Group Holdings, Inc., 6.83% (1 mo. USD Term SOFR + 3.00%, 5.00% PIK), due 03/11/30(a)	342,985
1,489,763	Zest Acquisition Corp., 2023 Term Loan, 9.11% (3 mo. USD Term SOFR + 5.25%), due 02/08/28(a)	1,467,417
		350,297,783
	Convertible Debt — 2.0%
930,000	Alarm.com Holdings, Inc., 2.25%, due 06/01/29	887,685
430,000	Alibaba Group Holding Ltd., due 09/15/32(e)(j)	443,975
119,000	Alibaba Group Holding Ltd., 0.50%, due 06/01/31	185,105
120See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Convertible Debt — continued
385,000		Alnylam Pharmaceuticals, Inc., due 09/15/28(j) 144A	372,488
213,000		AST SpaceMobile, Inc., 2.00%, due 01/15/36 144A	213,117
1,345,000		Boston Properties LP, 2.00%, due 10/01/30 144A	1,305,322
325,000		Bridgebio Pharma, Inc., 1.75%, due 03/01/31 144A	565,906
97,000		BWX Technologies, Inc., 0.23%, due 11/01/30(k) 144A	92,684
2,000,000	HKD	China Pacific Insurance Group Co. Ltd., due 09/18/30(e)(j)	275,069
165,000		Cloudflare, Inc., due 08/15/26(j)	194,106
1,005,000		Cloudflare, Inc., due 06/15/30(j) 144A	1,094,947
515,000		Coinbase Global, Inc., due 10/01/32(j) 144A	461,955
368,000		Coinbase Global, Inc., 0.25%, due 04/01/30	377,844
300,000		CyberArk Software Ltd., due 06/15/30(j) 144A	321,300
744,000		Cytokinetics, Inc., 1.75%, due 10/01/31 144A	927,842
1,280,000		Datadog, Inc., 1.10%, due 12/01/29(k)	1,281,600
846,000		DoorDash, Inc., due 05/15/30(j) 144A	885,762
655,000		Duke Energy Corp., 4.13%, due 04/15/26	675,469
225,000		Enphase Energy, Inc., 6.21%, due 03/01/28(k)	196,594
800,000		Federal Realty OP LP, 3.25%, due 01/15/29 144A	809,600
800,000		Fluor Corp., 1.13%, due 08/15/29	913,360
765,000		Guidewire Software, Inc., 1.25%, due 11/01/29	843,030
880,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, due 08/15/28 144A	1,120,856
575,000		Immunocore Holdings PLC, 2.50%, due 02/01/30	522,531
675,000		Integer Holdings Corp., 1.88%, due 03/15/30 144A	626,400
260,000		Ionis Pharmaceuticals, Inc., due 12/01/30(j) 144A	277,550
687,000		Ionis Pharmaceuticals, Inc., 1.75%, due 06/15/28	1,093,738
85,000		IREN Ltd., due 07/01/31(j) 144A	63,155
575,000		Jazz Investments I Ltd., 3.13%, due 09/15/30	766,762
575,000		JBT Marel Corp., 0.38%, due 09/15/30 144A	596,850
400,000		JD.com, Inc., 0.25%, due 06/01/29	401,800
660,000		Lantheus Holdings, Inc., 2.63%, due 12/15/27	757,845
34,000		Lumentum Holdings, Inc., 1.50%, due 12/15/29	180,693
66,000		MakeMyTrip Ltd., 1.48%, due 07/01/30(k) 144A	64,779
655,000		Merit Medical Systems, Inc., 3.00%, due 02/01/29 144A	792,222
1,207,000		Meritage Homes Corp., 1.75%, due 05/15/28(l)	1,193,114
700,000	EUR	Mitsubishi UFJ Investor Services & Banking Luxembourg SA, Series PRX, 6.55%, (3 mo. EURIBOR + 4.50%), due 12/15/50(a)	530,515
1,034,000		NCL Corp. Ltd., 0.75%, due 09/15/30 144A	1,002,360
671,000		NCL Corp. Ltd., 0.88%, due 04/15/30 144A	750,262
1,265,000		Nutanix, Inc., 0.50%, due 12/15/29	1,223,255
930,000		Parsons Corp., 2.63%, due 03/01/29	958,365
1,150,000		PG&E Corp., 4.25%, due 12/01/27	1,184,615
593,000		PPL Capital Funding, Inc., 3.00%, due 12/01/30 144A	595,173
600,000		Qiagen NV, 2.50%, due 09/10/31(e)	624,815
650,000		Rexford Industrial Realty LP, 4.13%, due 03/15/29 144A	649,480
500,000		Rexford Industrial Realty LP, 4.38%, due 03/15/27 144A	498,500
650,000		Rivian Automotive, Inc., 3.63%, due 10/15/30	730,438
300,000		Rivian Automotive, Inc., 4.63%, due 03/15/29	377,813
2,000,000		Sasol Financing USA LLC, 4.50%, due 11/08/27(e)	1,928,280
100,000	EUR	Schneider Electric SE, Series SUFP, 1.25%, due 09/23/33(e)	118,952
108,000		Seagate HDD Cayman, 3.50%, due 06/01/28	363,258
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Convertible Debt — continued
706,000		Semtech Corp., due 10/15/30(j) 144A	749,772
44,000		Semtech Corp., 1.63%, due 11/01/27	89,826
173,000		Snowflake, Inc., due 10/01/29(j)	267,977
272,000		Solaris Energy Infrastructure, Inc., 0.25%, due 10/01/31	294,950
958,000		Southern Co., 3.25%, due 06/15/28 144A	958,479
114,000		Spotify USA, Inc., due 03/15/26(j)	129,675
553,000		Super Micro Computer, Inc., due 06/15/30(j) 144A	468,944
104,000		Super Micro Computer, Inc., 3.50%, due 03/01/29	92,815
225,000		Terawulf, Inc., 0.71%, due 05/01/32(k) 144A	195,188
55,000		Tyler Technologies, Inc., 0.25%, due 03/15/26	55,743
709,000		Uber Technologies, Inc., Series 2028, 0.88%, due 12/01/28	921,345
775,000		Unity Software, Inc., 0.30%, due 03/15/30(k)(l) 144A	1,121,812
320,000		WEC Energy Group, Inc., 3.38%, due 06/01/28 144A	324,560
761,000		WEC Energy Group, Inc., 4.38%, due 06/01/29	889,609
280,000		Welltower OP LLC, 2.75%, due 05/15/28 144A	549,080
138,000		Wix.com Ltd., 2.50%, due 09/15/30(k) 144A	122,268
1,910,000		Wynn Macau Ltd., 4.50%, due 03/07/29 144A	1,958,963
655,000		Zoetis, Inc., 0.25%, due 06/15/29 144A	676,288
310,000		Zscaler, Inc., 1.97%, due 07/15/28(k) 144A	290,780
			43,477,210
		Corporate Debt — 36.0%
1,475,000		1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	1,455,385
1,900,000		1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30 144A	1,810,812
780,000		1261229 BC Ltd., 10.00%, due 04/15/32 144A	812,021
400,000	EUR	Abanca Corp. Bancaria SA, 6.13% (5 yr. EURIBOR ICE Swap + 3.89%)(a)(e)(m)	475,477
3,030,000		Acadia Healthcare Co., Inc., 7.38%, due 03/15/33 144A	3,064,069
240,000		ACCO Brands Corp., 4.25%, due 03/15/29(l) 144A	222,811
38,000		Acrisure LLC/Acrisure Finance, Inc., 6.75%, due 07/01/32 144A	39,405
500,000		Acrisure LLC/Acrisure Finance, Inc., 7.50%, due 11/06/30 144A	522,543
296,000		Acrisure LLC/Acrisure Finance, Inc., 8.25%, due 02/01/29 144A	307,431
1,052,000		Acrisure LLC/Acrisure Finance, Inc., 8.50%, due 06/15/29 144A	1,101,448
150,000		AdaptHealth LLC, 5.13%, due 03/01/30(l) 144A	147,054
285,000		Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	286,260
1,075,000		Advance Auto Parts, Inc., 7.00%, due 08/01/30(l) 144A	1,084,994
10,000		Advanced Drainage Systems, Inc., 5.00%, due 09/30/27 144A	10,023
2,625,000		Aegea Finance SARL, 7.63%, due 01/20/36 144A	2,508,526
200,000		Aegea Finance SARL, 7.63%, due 01/20/36(e)	191,126
144,000	EUR	Aegis Lux 1a SARL, 5.63%, due 10/29/31 144A	171,646
466,755		AES Panama Generation Holdings SRL, 4.38%, due 05/31/30(e)	439,543
2,405,000		Africell Holding Ltd., 10.50%, due 10/23/29(l) 144A	2,389,296
1,598,000		Africell Holding Ltd., 10.50%, due 10/23/29(e)	1,587,566
800,000		Ahli Bank QSC, 4.00% (5 yr. CMT + 3.45%)(a)(e)(m)	795,412
600,000		Ahlstrom Holding 3 OYJ, 4.88%, due 02/04/28 144A	591,232
550,000		AIB Group PLC, 5.32% (1 day USD SOFR + 1.65%), due 05/15/31(a) 144A	568,450
325,000	EUR	AIB Group PLC, 6.00% (5 yr. EURIBOR ICE Swap + 3.71%)(a)(e)(m)	391,388
225,000		Air Lease Corp., 4.13% (5 yr. CMT + 3.15%)(a)(m)	220,998
59,000		Aircastle Ltd., 5.25% (5 yr. CMT + 4.41%)(a)(m) 144A	59,119
1,795,000		AL Candelaria -spain- SA, 5.75%, due 06/15/33(e)	1,594,220
122See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
750,000		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, due 03/15/29 144A	721,228
1,450,000	EUR	Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, due 05/21/30(e)	1,759,809
885,000	EUR	Alexandrite Lake Lux Holdings SARL, 6.75%, due 07/30/30 144A	1,058,095
225,000		Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, due 06/15/29 144A	238,589
750,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, due 10/15/27(l) 144A	748,614
1,640,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, due 10/01/31 144A	1,693,193
525,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 04/15/28 144A	536,920
1,150,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, due 01/15/31 144A	1,193,890
331,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, due 10/01/32(l) 144A	343,607
400,000	EUR	Allwyn Entertainment Financing U.K. PLC, 4.13%, due 02/15/31(e)	463,527
725,000		Ally Financial, Inc., 6.18% (1 day USD SOFR + 2.29%), due 07/26/35(a)	753,046
500,000		Alpha Generation LLC, 6.75%, due 10/15/32 144A	517,031
288,000		AltaGas Ltd., 7.20% (5 yr. CMT + 3.57%), due 10/15/54(a) 144A	298,822
364,000		Altice France Lux 3/Altice Holdings 1, 10.00%, due 01/15/33 144A	334,290
450,000	EUR	Altice France SA, 4.75%, due 10/15/30(e)	498,273
616,080	EUR	Altice France SA, 5.50%, due 10/15/31(e)	689,077
380,000		Altice France SA, 6.50%, due 04/15/32 144A	364,529
1,222,353		Altice France SA, 6.88%, due 10/15/30 144A	1,186,681
231,030		Altice France SA, 6.88%, due 07/15/32 144A	221,696
500,000		Altice France SA, 9.50%, due 11/01/29 144A	516,676
1,522	EUR	Altice Holdings 1 SARL(m) 144A	252
385,000		Amentum Holdings, Inc., 7.25%, due 08/01/32 144A	406,030
200,000		Amer Sports Co., 6.75%, due 02/16/31 144A	209,853
925,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29 144A	942,460
2,800,000		American Builders & Contractors Supply Co., Inc., 4.00%, due 01/15/28 144A	2,782,721
235,000		American National Group, Inc., 7.00% (5 yr. CMT + 3.18%), due 12/01/55(a)	236,250
205,000		AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, due 06/01/28 144A	213,247
50,000		AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, due 06/01/30 144A	53,299
950,000		AmeriTex HoldCo Intermediate LLC, 7.63%, due 08/15/33 144A	1,003,054
1,165,000		AMN Healthcare, Inc., 6.50%, due 01/15/31 144A	1,166,127
300,000		Amneal Pharmaceuticals LLC, 6.88%, due 08/01/32 144A	316,896
800,000		ams-OSRAM AG, 12.25%, due 03/30/29(l) 144A	853,716
1,500,000		AmWINS Group, Inc., 4.88%, due 06/30/29 144A	1,476,367
250,000		Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 02/01/32 144A	258,917
225,000		APi Group DE, Inc., 4.13%, due 07/15/29 144A	219,872
1,050,000		APLD ComputeCo LLC, 9.25%, due 12/15/30 144A	1,032,655
1,000,000		Apollo Debt Solutions BDC, 6.90%, due 04/13/29	1,050,548
300,000		Aptiv Swiss Holdings Ltd., 6.88% (5 yr. CMT + 3.39%), due 12/15/54(a)	311,632
300,000	EUR	Arbejdernes Landsbank AS, 3.63% (3 mo. EURIBOR + 1.45%), due 03/05/30(a)	356,498
500,000		Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 09/01/32 144A	515,996
324,665		Ardagh Group SA, 9.50%, due 12/01/30(l) 144A	352,441
391,543		Ardagh Group SA, 12.00%, due 12/01/30 144A	359,241
500,000	EUR	Ardagh Group SA, 12.00%, due 12/01/30 144A	540,014
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
400,000	EUR	Ardagh Group SA, 12.00%, due 12/01/30(e)	432,011
309,000	EUR	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 5.00%, due 01/30/31 144A	367,238
77,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 08/15/27(e)	19,955
200,000		Ardonagh Group Finance Ltd., 8.88%, due 02/15/32 144A	208,669
600,000		ARES Strategic Income Fund, 5.45%, due 09/09/28 144A	605,684
1,360,000		Arsenal AIC Parent LLC, 8.00%, due 10/01/30 144A	1,444,879
1,000,000		Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	984,674
1,927,387		ASP Unifrax Holdings, Inc., 7.10% (7.10% Cash, or 5.85% Cash or 1.25% PIK), due 09/30/29 144A	231,286
3,386,000		Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, due 12/31/32 144A	3,514,706
5,110,000		AthenaHealth Group, Inc., 6.50%, due 02/15/30 144A	5,098,965
310,000		Atkore, Inc., 4.25%, due 06/01/31 144A	297,867
160,000		Atlanticus Holdings Corp., 9.75%, due 09/01/30 144A	160,508
675,000		Avantor Funding, Inc., 4.63%, due 07/15/28 144A	671,859
750,000		Avianca Midco 2 PLC, 9.00%, due 12/01/28 144A	756,870
1,000,000		Avient Corp., 6.25%, due 11/01/31 144A	1,028,522
400,000		Avilease Capital Ltd., 4.75%, due 11/12/30 144A	397,440
170,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, due 01/15/30 144A	176,377
746,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, due 06/15/32 144A	770,817
396,000		Avolon Holdings Funding Ltd., 2.53%, due 11/18/27 144A	384,309
1,225,000		Avolon Holdings Funding Ltd., 4.70%, due 01/30/31 144A	1,218,840
660,000		Axon Enterprise, Inc., 6.13%, due 03/15/30 144A	682,967
1,330,000		Axon Enterprise, Inc., 6.25%, due 03/15/33 144A	1,389,175
1,605,000		Azule Energy Finance PLC, 8.13%, due 01/23/30 144A	1,608,539
1,874,000		Azule Energy Finance PLC, 8.13%, due 01/23/30(e)	1,878,132
835,000		B&G Foods, Inc., 8.00%, due 09/15/28 144A	822,575
6,340,000		Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, due 07/15/26 144A	5,600,509
2,900,000		Ball Corp., 2.88%, due 08/15/30	2,683,842
350,000		Banc of California, 3.25% (3 mo. USD Term SOFR + 2.52%), due 05/01/31(a)	328,335
1,353,000	EUR	Banca Transilvania SA, 5.13% (1 yr. EURIBOR ICE Swap + 2.95%), due 09/30/30(a)(e)	1,632,685
580,000	EUR	Banca Transilvania SA, 8.88% (1 yr. EURIBOR ICE Swap + 5.58%), due 04/27/27(a)(e)	695,972
2,160,000		Banco Mercantil del Norte SA, 6.63% (10 yr. CMT + 5.03%)(a)(e)(m)	2,121,906
740,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(a)(m) 144A	765,443
600,000		Banco Santander SA, 4.55%, due 11/06/30	601,368
200,000	EUR	Banco Santander SA, 6.00% (5 yr. EURIBOR ICE Swap + 3.82%)(a)(e)(m)	242,828
1,473,000		Bank Negara Indonesia Persero Tbk. PT, 4.30% (5 yr. CMT + 3.47%)(a)(e)(m)	1,441,612
250,000	EUR	Bank of Cyprus Holdings PLC, 11.88% (5 yr. EURIBOR ICE Swap + 9.13%)(a)(e)(m)	341,689
325,000	GBP	Barclays PLC, 8.88% (5 yr. U.K. Government Bond + 6.96%)(a)(e)(m)	459,566
1,002,000		Bath & Body Works, Inc., 6.88%, due 11/01/35	1,014,734
235,000		Bath & Body Works, Inc., 6.95%, due 03/01/33	233,597
700,000	EUR	Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 5.87% (3 mo. EURIBOR + 3.88%), due 01/15/31(a)(e)	836,789
400,000	EUR	BAWAG Group AG, 7.25% (5 yr. EURIBOR ICE Swap + 5.05%)(a)(e)(m)	502,308
750,000		Baxter International, Inc., 4.90%, due 12/15/30	756,683
1,240,000		BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 7.63% (5 yr. CMT + 3.38%), due 02/11/35(a) 144A	1,305,100
750,000		BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% (5 yr. CMT + 4.66%), due 06/29/38(a)(e)	829,982
700,000	EUR	BCP V Modular Services Finance II PLC, 4.75%, due 11/30/28(e)	779,148
124See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
3,620,000		Beach Acquisition Bidco LLC, 10.00% (10.00% Cash or 10.75% PIK), due 07/15/33 144A	3,998,431
1,125,000		Beacon Mobility Corp., 7.25%, due 08/01/30 144A	1,177,291
1,100,000		Beignet Investor LLC, 6.58%, due 05/30/49 144A	1,166,502
145,000		Bell Telephone Co. of Canada or Bell Canada, 7.00% (5 yr. CMT + 2.36%), due 09/15/55(a)	152,457
715,000	EUR	Bellis Acquisition Co. PLC, 8.00%, due 07/01/31 144A	815,948
410,000	EUR	Bellis Acquisition Co. PLC, 8.00%, due 07/01/31(e)(l)	467,886
270,000		BellRing Brands, Inc., 7.00%, due 03/15/30 144A	279,356
160,000	EUR	Bertrand Franchise Finance SAS, 5.75% (3 mo. EURIBOR + 3.75%), due 07/18/30(a)(e)	187,520
165,000	EUR	Bertrand Franchise Finance SAS, 6.50%, due 07/18/30(e)	195,240
650,000		BGC Group, Inc., 6.15%, due 04/02/30	674,402
1,333,000		Biocon Biologics Global PLC, 6.67%, due 10/09/29(e)	1,345,210
550,000		BKV Upstream Midstream LLC, 7.50%, due 10/15/30 144A	561,298
800,000		Blackstone Mortgage Trust, Inc., 7.75%, due 12/01/29 144A	854,174
650,000		Block Financial LLC, 5.38%, due 09/15/32	655,424
2,300,000		Block, Inc., 2.75%, due 06/01/26	2,287,452
975,000		Block, Inc., 6.00%, due 08/15/33 144A	1,001,520
900,000		Blue Owl Finance LLC, 6.25%, due 04/18/34	929,965
150,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, due 07/15/29 144A	157,110
150,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 07/15/32 144A	159,281
340,000		BNP Paribas SA, 7.75% (5 yr. CMT + 4.90%)(a)(m) 144A	360,498
200,000		BNP Paribas SA, 8.50% (5 yr. CMT + 4.35%)(a)(m) 144A	212,783
450,000	EUR	BOI Finance BV, 7.50%, due 02/16/27(e)	545,017
920,000		Boost Newco Borrower LLC, 7.50%, due 01/15/31 144A	978,264
715,000	EUR	Boots Group Finco LP, 5.38%, due 08/31/32(e)	869,171
425,000		BPCE SA, 7.00% (1 day USD SOFR + 2.59%), due 10/19/34(a) 144A	474,178
1,000,000		Braskem Netherlands Finance BV, 4.50%, due 01/31/30(e)	391,610
50,000		Bread Financial Holdings, Inc., 6.75%, due 05/15/31 144A	51,830
3,343,000		Bread Financial Holdings, Inc., 8.38% (5 yr. CMT + 4.30%), due 06/15/35(a) 144A	3,476,667
735,000		BRF SA, 5.75%, due 09/21/50(e)	618,096
600,000		Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, due 01/15/33 144A	596,009
195,000		Brinker International, Inc., 8.25%, due 07/15/30 144A	206,565
1,035,000		Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, due 04/01/27 144A	1,026,307
75,000		Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, due 02/15/30 144A	69,938
320,000		Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	311,435
800,000		Brown & Brown, Inc., 5.55%, due 06/23/35	824,050
2,325,000		Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, due 02/01/32 144A	2,375,236
701,412		Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, due 02/15/39(e)	770,412
900,000		Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	857,755
550,000		Builders FirstSource, Inc., 6.75%, due 05/15/35 144A	575,720
1,040,000	EUR	Bulgarian Energy Holding EAD, 2.45%, due 07/22/28(e)	1,179,331
515,000	EUR	Bulgarian Energy Holding EAD, 4.25%, due 06/19/30(e)	605,466
800,000		Burford Capital Global Finance LLC, 6.25%, due 04/15/28 144A	795,688
955,000		Burford Capital Global Finance LLC, 9.25%, due 07/01/31 144A	984,592
1,000,000		BWX Technologies, Inc., 4.13%, due 04/15/29 144A	975,339
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
488,000		C&S Group Enterprises LLC, 5.00%, due 12/15/28 144A	454,072
1,108,000		C&W Senior Finance Ltd., 9.00%, due 01/15/33(e)	1,143,098
600,000	EUR	CAB SELAS, 3.38%, due 02/01/28(e)	686,804
2,050,000		Caesars Entertainment, Inc., 6.00%, due 10/15/32 144A	1,994,845
215,000		California Resources Corp., 8.25%, due 06/15/29 144A	225,021
1,250,000		Camelot Return Merger Sub, Inc., 8.75%, due 08/01/28 144A	969,669
657,000	GBP	Canary Wharf Group Investment Holdings PLC, 3.38%, due 04/23/28(e)	835,288
675,000		Capital One Financial Corp., 5.20% (1 day USD SOFR + 1.63%), due 09/11/36(a)	673,257
1,270,000		Carnival Corp., 5.13%, due 05/01/29 144A	1,284,719
525,000		Carnival Corp., 5.75%, due 08/01/32 144A	539,569
925,000		Carnival Corp., 5.88%, due 06/15/31 144A	956,138
240,000		Carpenter Technology Corp., 5.63%, due 03/01/34 144A	243,995
1,706,000		Carvana Co., 9.00% ((14% PIK until 08/15/25; then 9% Cash until Maturity)), due 06/01/31 144A	1,926,260
200,000	EUR	CCF Holding SAS, 9.25% (5 yr. EUR Swap + 6.63%)(a)(e)(m)	257,982
4,530,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	4,166,288
1,550,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 01/15/34 144A	1,319,398
750,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 08/15/30(l) 144A	706,629
650,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	583,819
1,940,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 06/01/33 144A	1,700,407
500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28 144A	496,350
520,000	GBP	CD&R Firefly Bidco PLC, 8.63%, due 04/30/29(e)	734,497
600,000		CDW LLC/CDW Finance Corp., 3.57%, due 12/01/31	559,820
2,667,000		Celanese U.S. Holdings LLC, 6.75%, due 04/15/33(l)	2,655,449
2,795,000		Celanese U.S. Holdings LLC, 7.38%, due 02/15/34	2,843,792
1,980,000		Cemex SAB de CV, 7.20% (5 yr. CMT + 3.52%)(a)(l)(m) 144A	2,067,417
1,400,000		Centene Corp., 2.50%, due 03/01/31	1,209,455
700,000		Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, due 06/15/29 144A	609,391
2,470,000		Century Aluminum Co., 6.88%, due 08/01/32 144A	2,551,405
775,000		Cerdia Finanz GmbH, 9.38%, due 10/03/31 144A	805,031
500,000	EUR	Ceska sporitelna AS, 3.74% (3 mo. EURIBOR + 1.30%), due 09/09/32(a)(e)	588,165
1,728,000		Champ Acquisition Corp., 8.38%, due 12/01/31 144A	1,871,014
1,255,000		Champion MTN Ltd., 2.95%, due 06/15/30(e)	1,085,442
265,000		Cheplapharm Arzneimittel GmbH, 5.50%, due 01/15/28 144A	262,294
500,000	EUR	Cheplapharm Arzneimittel GmbH, 7.50%, due 05/15/30(e)	609,734
900,000		Choice Hotels International, Inc., 3.70%, due 12/01/29	876,713
200,000		Chord Energy Corp., 6.00%, due 10/01/30 144A	203,017
1,565,000		Chord Energy Corp., 6.75%, due 03/15/33 144A	1,619,252
787,000		CHS/Community Health Systems, Inc., 4.75%, due 02/15/31 144A	701,505
1,000,000		CHS/Community Health Systems, Inc., 5.25%, due 05/15/30 144A	940,919
1,759,000		CHS/Community Health Systems, Inc., 6.88%, due 04/15/29(l) 144A	1,567,181
1,235,000		CHS/Community Health Systems, Inc., 9.75%, due 01/15/34 144A	1,298,700
225,000		CHS/Community Health Systems, Inc., 10.88%, due 01/15/32 144A	245,855
775,000		Churchill Downs, Inc., 6.75%, due 05/01/31 144A	804,653
800,000	EUR	CI Financial Corp., 4.63%, due 12/12/31 144A	946,955
300,000		Cimpress PLC, 7.38%, due 09/15/32 144A	306,376
2,687,000		Cipher Compute LLC, 7.13%, due 11/15/30 144A	2,740,022
391,000	EUR	Cirsa Finance International SARL, 4.88%, due 10/15/31 144A	472,043
126See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
1,000,000		Citadel Finance LLC, 5.90%, due 02/10/30 144A	1,022,109
265,000		Citadel Securities Global Holdings LLC, 6.20%, due 06/18/35 144A	279,617
110,000		Citigroup, Inc., 6.63% (5 yr. CMT + 3.00%)(a)(m)	111,695
114,000		Citigroup, Inc., 7.63% (5 yr. CMT + 3.21%)(a)(m)	120,307
550,000	EUR	Clarios Global LP/Clarios U.S. Finance Co., 4.75%, due 06/15/31(e)	656,664
148,000		Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 09/15/32 144A	153,668
730,000		Clear Channel Outdoor Holdings, Inc., 7.50%, due 03/15/33 144A	772,780
161,000		Clear Channel Outdoor Holdings, Inc., 7.75%, due 04/15/28(l) 144A	161,244
225,000		Clearwater Paper Corp., 4.75%, due 08/15/28 144A	211,561
1,680,000		Cleveland-Cliffs, Inc., 7.00%, due 03/15/32 144A	1,724,101
1,630,000		Cleveland-Cliffs, Inc., 7.38%, due 05/01/33 144A	1,696,671
1,325,000		Cloud Software Group, Inc., 8.25%, due 06/30/32 144A	1,385,407
348,000		Cloud Software Group, Inc., 9.00%, due 09/30/29 144A	362,575
675,000		Clydesdale Acquisition Holdings, Inc., 6.63%, due 04/15/29 144A	689,054
1,660,000		Clydesdale Acquisition Holdings, Inc., 6.75%, due 04/15/32 144A	1,708,048
1,400,000		Clydesdale Acquisition Holdings, Inc., 8.75%, due 04/15/30 144A	1,424,167
300,000	EUR	CMA CGM SA, 5.00%, due 01/15/31(e)	352,980
118,000		CMS Energy Corp., 4.75% (5 yr. CMT + 4.12%), due 06/01/50(a)	116,166
875,000		Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, due 07/01/32(l) 144A	819,400
500,000		Coherent Corp., 5.00%, due 12/15/29 144A	498,701
250,000		Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, due 01/24/33 144A	268,500
150,000		Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, due 01/24/33(e)	161,100
205,874		Compass Group Diversified Holdings LLC, 5.25%, due 04/15/29(l) 144A	191,131
2,840,000		Compass Minerals International, Inc., 8.00%, due 07/01/30 144A	2,974,355
600,000		Comstock Resources, Inc., 6.75%, due 03/01/29 144A	601,742
350,000		Concentra Health Services, Inc., 6.88%, due 07/15/32 144A	366,451
230,000		Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, due 11/01/29 144A	198,964
1,400,000		Constellium SE, 6.38%, due 08/15/32 144A	1,451,800
4,280,000		CoreWeave, Inc., 9.00%, due 02/01/31 144A	3,928,056
1,250,000		Corp. Nacional del Cobre de Chile, 5.95%, due 01/08/34(e)	1,308,297
755,000		Corp. Quiport SA, 9.00%, due 12/15/37 144A	809,929
1,000,000		CoStar Group, Inc., 2.80%, due 07/15/30 144A	918,810
500,000		Cougar JV Subsidiary LLC, 8.00%, due 05/15/32 144A	536,404
762,000		CP Atlas Buyer, Inc., 9.75%, due 07/15/30 144A	789,976
938,635		CP Atlas Buyer, Inc., 12.75%, due 01/15/31 144A	890,155
540,000	EUR	CPI Property Group SA, 4.75%, due 07/22/30(e)	611,453
375,000	EUR	CPI Property Group SA, 7.50% (5 yr. EURIBOR ICE Swap + 5.23%)(a)(e)(m)	409,088
675,000		CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 06/15/31 144A	668,236
325,000	EUR	CrediaBank SA, 9.38% (5 yr. EURIBOR ICE Swap + 7.28%)(a)(e)(m)	408,995
3,212,000	PEN	Credicorp Capital Sociedad Titulizadora SA, 10.10%, due 12/15/43(e)	1,038,794
275,000		Credit Agricole SA, 7.13% (5 yr. USD SOFR ICE Swap + 3.58%)(a)(m) 144A	286,531
560,000		Crescent Energy Finance LLC, 7.38%, due 01/15/33 144A	531,783
320,000		Crocs, Inc., 4.13%, due 08/15/31 144A	297,207
1,908,000		CrossCountry Intermediate HoldCo LLC, 6.50%, due 10/01/30 144A	1,948,459
3,547,000		CrossCountry Intermediate HoldCo LLC, 6.75%, due 12/01/32 144A	3,622,381
1,500,000		Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	1,440,699
1,000,000		Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, due 09/30/26	996,834
750,000		CSC Holdings LLC, 4.13%, due 12/01/30 144A	460,598
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
240,000		CSC Holdings LLC, 4.50%, due 11/15/31 144A	146,962
270,000		CSC Holdings LLC, 11.75%, due 01/31/29 144A	200,833
900,000		CSN Inova Ventures, 6.75%, due 01/28/28(e)	835,085
2,100,000		CSN Resources SA, 5.88%, due 04/08/32(e)	1,656,322
500,000	EUR	Cullinan Holdco SCSp, 8.50%, due 10/15/29(e)	515,846
1,375,000		CVS Health Corp., 5.45%, due 09/15/35	1,410,199
110,000		CVS Health Corp., 6.75% (5 yr. CMT + 2.52%), due 12/10/54(a)	114,941
600,000		DAE Funding LLC, 3.38%, due 03/20/28(e)	584,983
320,000		DaVita, Inc., 3.75%, due 02/15/31 144A	296,345
825,000		Dcli Bidco LLC, 7.75%, due 11/15/29 144A	848,425
1,500,000		Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, due 06/30/33 144A	1,531,702
75,000		Deluxe Corp., 8.00%, due 06/01/29 144A	76,529
575,000		Deluxe Corp., 8.13%, due 09/15/29 144A	606,469
130,000		Dentsply Sirona, Inc., 8.38% (5 yr. CMT + 4.38%), due 09/12/55(a)	121,806
1,200,000		Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, due 10/01/30 144A	1,276,073
1,350,000		Diamond II Ltd., 7.95%, due 07/28/26 144A	1,355,073
300,000		Diamond II Ltd., 7.95%, due 07/28/26 144A	301,127
900,000		Diamondback Energy, Inc., 5.55%, due 04/01/35	927,176
935,000		Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, due 02/15/31 144A	956,133
225,000		Diversified Healthcare Trust, 7.25%, due 10/15/30 144A	230,341
195,000	CAD	Doman Building Materials Group Ltd., 7.50%, due 09/17/29	145,725
153,000		Dominion Energy, Inc., 4.35% (5 yr. CMT + 3.20%)(a)(m)	151,831
108,000		Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(a)	112,419
105,000		Dominion Energy, Inc., 7.00% (5 yr. CMT + 2.51%), due 06/01/54(a)	114,093
3,360,000		Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/29 144A	2,913,063
600,000		DT Midstream, Inc., 4.38%, due 06/15/31 144A	588,165
1,675,000		Dua Capital Ltd., 2.78%, due 05/11/31(e)	1,548,533
300,000		Dycom Industries, Inc., 4.50%, due 04/15/29 144A	296,574
500,000	EUR	Dynamo Newco II GmbH, 6.25%, due 10/15/31(e)	599,618
2,035,000	EUR	Eastern European Electric Co. BV, 6.50%, due 05/15/30 144A	2,520,021
211,000		EchoStar Corp., 6.75%, due 11/30/30	216,427
1,500,000		EchoStar Corp., 10.75%, due 11/30/29	1,659,872
3,815,000		Ecopetrol SA, 8.38%, due 01/19/36	3,928,028
100,000		Ecopetrol SA, 8.88%, due 01/13/33	106,500
643,000		Edison International, 7.88% (5 yr. CMT + 3.66%), due 06/15/54(a)	675,378
1,923,000		Edison International, 8.13% (5 yr. CMT + 3.86%), due 06/15/53(a)	2,007,811
625,000		EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 09/30/30 144A	630,590
500,000	EUR	eircom Finance DAC, 5.00%, due 04/30/31(e)	598,392
1,070,000		Elastic NV, 4.13%, due 07/15/29 144A	1,038,687
1,330,000		Ellucian Holdings, Inc., 6.50%, due 12/01/29 144A	1,359,461
1,700,000		Embecta Corp., 5.00%, due 02/15/30 144A	1,626,285
750,000		Emera U.S. Finance LP, 2.64%, due 06/15/31	679,603
383,000		Emera, Inc., 6.75% (3 mo. USD LIBOR + 5.44%), due 06/15/76(a)	386,344
130,000		Emergent BioSolutions, Inc., 3.88%, due 08/15/28(l) 144A	117,208
374,000		Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(a)	378,917
102,000		Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(a)	117,017
145,000		Encompass Health Corp., 4.75%, due 02/01/30	144,618
1,600,000		Encore Capital Group, Inc., 8.50%, due 05/15/30(l) 144A	1,719,317
128See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
120,000		Enerflex, Inc., 6.88%, due 01/15/31 144A	122,775
600,000		Energean Israel Finance Ltd., 5.38%, due 03/30/28(e)	592,676
2,529,000		Energean Israel Finance Ltd., 5.88%, due 03/30/31(e)	2,452,420
2,527,000	EUR	Energo - Pro as, 8.00%, due 05/27/30 144A	3,133,930
1,000,000		Energuate Trust 2 0, 6.35%, due 09/15/35 144A	1,000,540
960,000		Energy Transfer LP, 6.25%, due 04/15/49	954,454
105,000		Energy Transfer LP, 8.00% (5 yr. CMT + 4.02%), due 05/15/54(a)(l)	112,166
295,000		EnerSys, 6.63%, due 01/15/32 144A	307,322
400,000		EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 8.50%, due 06/30/32 144A	415,319
1,125,000		Eni SpA, 5.75%, due 05/19/35 144A	1,181,944
255,000		Enova International, Inc., 11.25%, due 12/15/28 144A	269,877
215,000		EnQuest PLC, 11.63%, due 11/01/27(l) 144A	216,857
139,000		Enstar Group Ltd., 7.50% (5 yr. CMT + 3.19%), due 04/01/45(a) 144A	146,511
750,000		Entegris, Inc., 4.75%, due 04/15/29 144A	753,266
1,270,000	EUR	Eolo SpA, 4.88%, due 10/21/28(e)(l)	1,385,469
800,000	EUR	Equinix Europe 2 Financing Corp. LLC, 3.25%, due 05/19/29	941,978
400,000	EUR	Erste Group Bank AG, 6.38% (5 yr. EURIBOR ICE Swap + 4.01%)(a)(e)(m)	489,825
6,000,000	ZAR	Eskom Holdings, 7.50%, due 09/15/33	338,659
1,200,000		Essential Properties LP, 2.95%, due 07/15/31	1,098,824
500,000	EUR	Eurobank SA, 4.00% (1 yr. EURIBOR ICE Swap + 1.70%), due 02/07/36(a)(e)	586,259
218,000		EUSHI Finance, Inc., 7.63% (5 yr. CMT + 3.14%), due 12/15/54(a)	229,326
125,000		Excelerate Energy LP, 8.00%, due 05/15/30 144A	132,550
1,400,000		Expand Energy Corp., 4.75%, due 02/01/32	1,383,523
514,000		EZCORP, Inc., 7.38%, due 04/01/32 144A	546,614
1,950,000		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, due 01/15/29 144A	1,896,098
1,790,000		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, due 01/15/30 144A	1,702,577
792,406		FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 01/31/41(e)	834,229
1,360,000		Fiesta Purchaser, Inc., 7.88%, due 03/01/31 144A	1,425,242
2,840,000		Fiesta Purchaser, Inc., 9.63%, due 09/15/32 144A	2,983,465
600,000		First Quantum Minerals Ltd., 7.25%, due 02/15/34 144A	631,266
280,000		FirstCash, Inc., 5.63%, due 01/01/30 144A	282,265
180,000		Five Point Operating Co. LP, 8.00%, due 10/01/30 144A	188,338
600,000		Flex Ltd., 5.25%, due 01/15/32	612,566
1,750,000		Flutter Treasury DAC, 6.38%, due 04/29/29 144A	1,812,144
2,060,000		Focus Financial Partners LLC, 6.75%, due 09/15/31 144A	2,122,284
245,000	EUR	Food Service Project SA, 5.50%, due 01/21/27(e)	289,135
1,050,000		Ford Motor Credit Co. LLC, 2.90%, due 02/16/28	1,011,793
800,000		Ford Motor Credit Co. LLC, 3.82%, due 11/02/27	788,311
742,000		Fortescue Treasury Pty. Ltd., 4.38%, due 04/01/31 144A	718,100
360,000		Fortrea Holdings, Inc., 7.50%, due 07/01/30(l) 144A	368,443
1,145,000	EUR	Fortune Star BVI Ltd., 3.95%, due 10/02/26(e)	1,340,962
640,000		Fortune Star BVI Ltd., 6.80%, due 09/09/29(e)	631,043
178,572	EUR	Forvia SE, 3.75%, due 06/15/28(e)	210,056
220,000	EUR	Forvia SE, 5.38%, due 03/15/31 144A	266,144
170,000	EUR	Forvia SE, 5.50%, due 06/15/31(e)	207,418
200,000		Foundry JV Holdco LLC, 6.40%, due 01/25/38 144A	214,059
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	Corporate Debt — continued
1,100,000	Freedom Mortgage Corp., 6.63%, due 01/15/27 144A	1,108,037
90,000	Freedom Mortgage Holdings LLC, 6.88%, due 05/01/31 144A	90,127
330,000	Freedom Mortgage Holdings LLC, 7.88%, due 04/01/33 144A	342,677
2,649,000	Freedom Mortgage Holdings LLC, 8.38%, due 04/01/32 144A	2,792,338
209,000	Freedom Mortgage Holdings LLC, 9.13%, due 05/15/31 144A	224,751
1,400,000	Freedom Mortgage Holdings LLC, 9.25%, due 02/01/29 144A	1,463,854
800,000	Frontier Communications Holdings LLC, 6.75%, due 05/01/29 144A	806,574
400,000	FS KKR Capital Corp., 3.13%, due 10/12/28	369,376
700,000	FS KKR Capital Corp., 6.13%, due 01/15/31	684,295
615,000	FS Luxembourg SARL, 8.63%, due 06/25/33 144A	634,526
400,000	FS Luxembourg SARL, 8.63%, due 06/25/33(e)	412,700
438,000	FS Luxembourg SARL, 8.88%, due 02/12/31 144A	458,585
264,000	FS Luxembourg SARL, 8.88%, due 02/12/31(e)	276,407
2,300,000	FTAI Aviation Investors LLC, 5.50%, due 05/01/28 144A	2,307,641
1,045,000	Gap, Inc., 3.63%, due 10/01/29 144A	993,048
150,000	Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, due 05/31/32 144A	159,535
295,000	Gartner, Inc., 3.63%, due 06/15/29 144A	284,988
1,875,000	Gartner, Inc., 3.75%, due 10/01/30 144A	1,776,921
270,000	Gates Corp., 6.88%, due 07/01/29 144A	280,727
755,000	GC Treasury Center Co. Ltd., 6.50% (5 yr. CMT + 2.82%)(a)(m) 144A	765,183
745,000	GC Treasury Center Co. Ltd., 7.13% (5 yr. CMT + 3.16%)(a)(m) 144A	759,435
2,485,000	GDZ Elektrik Dagitim AS, 9.00%, due 10/15/29 144A	2,417,128
1,608,000	GDZ Elektrik Dagitim AS, 9.00%, due 10/15/29(e)	1,564,081
500,000	Gen Digital, Inc., 6.25%, due 04/01/33 144A	517,729
235,000	General Motors Financial Co., Inc., 5.70% (5 yr. CMT + 5.00%)(a)(l)(m)	237,102
600,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 05/15/33	623,240
459,000	Genmab AS/Genmab Finance LLC, 6.25%, due 12/15/32 144A	470,609
400,000	Genmab AS/Genmab Finance LLC, 7.25%, due 12/15/33 144A	421,812
195,000	Genworth Holdings, Inc., 6.50%, due 06/15/34	199,138
315,000	Global Atlantic Fin Co., 7.25% (5 yr. CMT + 3.55%), due 03/01/56(a) 144A	317,007
173,000	Global Atlantic Fin Co., 7.95% (5 yr. CMT + 3.61%), due 10/15/54(a) 144A	179,600
1,835,000	Global Medical Response, Inc., 7.38%, due 10/01/32 144A	1,910,930
525,000	GLP Capital LP/GLP Financing II, Inc., 5.63%, due 09/15/34	533,074
900,000	GLP Capital LP/GLP Financing II, Inc., 5.75%, due 06/01/28	926,809
1,550,000	GLP China Holdings Ltd., 2.95%, due 03/29/26(e)	1,528,348
1,570,000	GLP Pte. Ltd., 4.50% (5 yr. CMT + 3.74%)(a)(e)(m)	1,063,785
970,000	GLP Pte. Ltd., 4.60% (5 yr. CMT + 3.73%)(a)(e)(m)	620,671
1,160,000	GLP Pte. Ltd., 9.75%, due 05/20/28(e)	1,189,918
1,325,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, due 03/01/29 144A	1,273,029
1,730,000	Goat Holdco LLC, 6.75%, due 02/01/32 144A	1,774,592
200,000	goeasy Ltd., 6.88%, due 05/15/30 144A	191,061
3,190,000	goeasy Ltd., 6.88%, due 02/15/31 144A	2,986,221
400,000	goeasy Ltd., 7.38%, due 10/01/30 144A	385,966
1,300,000	goeasy Ltd., 9.25%, due 12/01/28 144A	1,337,655
950,000	Goldman Sachs Group, Inc., 3.10% (1 day USD SOFR + 1.41%), due 02/24/33(a)	876,782
605,000	Golomt Bank, 11.00%, due 05/20/27(e)	626,907
190,000	Graham Holdings Co., 5.63%, due 12/01/33 144A	192,292
983,000	Gray Media, Inc., 4.75%, due 10/15/30(l) 144A	763,283
115,000	Gray Media, Inc., 5.38%, due 11/15/31 144A	86,337
130See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
643,000		Gray Media, Inc., 9.63%, due 07/15/32(l) 144A	669,543
45,000		Gray Media, Inc., 10.50%, due 07/15/29(l) 144A	48,469
190,000		Great Canadian Gaming Corp./Raptor LLC, 8.75%, due 11/15/29 144A	192,057
600,000		Griffon Corp., 5.75%, due 03/01/28	601,534
920,000	EUR	Grifols SA, 3.88%, due 10/15/28(e)	1,072,743
374,000		Grifols SA, 4.75%, due 10/15/28(l) 144A	369,617
550,000	EUR	Grifols SA, 7.50%, due 05/01/30(e)	680,278
828,731		Guara Norte SARL, 5.20%, due 06/15/34(e)	809,576
253,000		HA Sustainable Infrastructure Capital, Inc., 8.00% (5 yr. CMT + 4.30%), due 06/01/56(a)	264,844
1,775,000		HAH Group Holding Co. LLC, 9.75%, due 10/01/31 144A	1,670,504
1,880,000		Harvest Midstream I LP, 7.50%, due 09/01/28 144A	1,909,232
161,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, due 06/15/26 144A	160,010
1,300,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, due 09/15/30(l) 144A	1,206,219
600,000		HCA, Inc., 4.90%, due 11/15/35	593,152
550,000		HCA, Inc., 7.50%, due 11/06/33	635,090
75,000		HealthEquity, Inc., 4.50%, due 10/01/29 144A	73,788
545,000	GBP	Heathrow Funding Ltd., 6.75%, due 12/03/28(e)	749,575
205,000		Helix Energy Solutions Group, Inc., 9.75%, due 03/01/29 144A	216,812
70,000		Hilton Domestic Operating Co., Inc., 3.63%, due 02/15/32 144A	65,034
800,000		Hilton Domestic Operating Co., Inc., 3.75%, due 05/01/29(l) 144A	780,101
2,200,000		Hilton Domestic Operating Co., Inc., 4.00%, due 05/01/31 144A	2,107,841
270,000		HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, due 06/01/29(l) 144A	253,940
1,800,000		Hologic, Inc., 3.25%, due 02/15/29 144A	1,775,486
525,000		Howard Midstream Energy Partners LLC, 6.63%, due 01/15/34 144A	539,597
750,000		Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, due 02/15/31 144A	772,833
850,000		Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.13%, due 02/15/32 144A	878,212
400,000		HSBC Holdings PLC, 4.60% (5 yr. CMT + 3.65%)(a)(l)(m)	381,741
600,000		HSBC Holdings PLC, 4.62% (1 day USD SOFR + 1.19%), due 11/06/31(a)	602,505
450,000		HSBC Holdings PLC, 7.05% (5 yr. CMT + 2.99%)(a)(m)	469,109
200,000		HTA Group Ltd., 7.50%, due 06/04/29 144A	206,935
147,000		HUB International Ltd., 5.63%, due 12/01/29 144A	147,085
2,422,000		HUB International Ltd., 7.38%, due 01/31/32 144A	2,543,025
575,000		Hudson Pacific Properties LP, 3.25%, due 01/15/30(l)	486,868
120,000		Hudson Pacific Properties LP, 3.95%, due 11/01/27	114,645
2,960,000		Hudson Pacific Properties LP, 4.65%, due 04/01/29(l)	2,738,888
375,000		Huntsman International LLC, 2.95%, due 06/15/31	316,396
1,880,000		Huntsman International LLC, 5.70%, due 10/15/34	1,703,952
600,000	EUR	Ibercaja Banco SA, 9.13% (5 yr. EUR Swap + 6.83%)(a)(e)(m)	771,244
8,058,000,000	UZS	ICBC Standard Bank PLC, 20.00%, due 12/13/29 144A	670,372
500,000	GBP	Iceland Bondco PLC, 4.38%, due 05/15/28(e)	657,443
45,000		iHeartCommunications, Inc., 9.13%, due 05/01/29(l) 144A	43,376
35,000		iHeartCommunications, Inc., 10.88%, due 05/01/30 144A	30,276
1,100,000		IHS Holding Ltd., 6.25%, due 11/29/28(e)	1,097,060
100,000	EUR	iliad SA, 5.38%, due 05/02/31(e)	126,357
100,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28(e)	117,739
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	312,008
1,350,000		Indofood CBP Sukses Makmur Tbk. PT, 4.75%, due 06/09/51(e)	1,158,325
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
900,000		Ingevity Corp., 3.88%, due 11/01/28 144A	879,966
205,000		Insulet Corp., 6.50%, due 04/01/33 144A	214,473
220,000	EUR	International Personal Finance PLC, 10.75%, due 12/14/29(e)	279,594
710,000		Intesa Sanpaolo SpA, 4.20% (1 yr. CMT + 2.60%), due 06/01/32(a) 144A	678,570
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	350,165
250,000	EUR	Intesa Sanpaolo SpA, 6.38% (5 yr. EURIBOR ICE Swap + 4.04%)(a)(e)(m)	305,991
300,000		Intesa Sanpaolo SpA, 7.80%, due 11/28/53 144A	367,946
475,000		Intesa Sanpaolo SpA, 8.25% (1 yr. CMT + 4.40%), due 11/21/33(a) 144A	561,889
700,000		ION Platform Finance U.S., Inc./ION Platform Finance SARL, 8.75%, due 05/01/29 144A	709,874
1,050,000		ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.00%, due 08/01/29 144A	1,038,414
255,000	EUR	IQVIA, Inc., 2.25%, due 01/15/28(e)	294,907
550,000		Iron Mountain, Inc., 4.50%, due 02/15/31 144A	524,813
500,000	EUR	Iron Mountain, Inc., 4.75%, due 01/15/34 144A	572,478
290,000		Iron Mountain, Inc., 4.88%, due 09/15/29 144A	286,305
400,000		Iron Mountain, Inc., 5.25%, due 03/15/28 144A	402,336
280,000		Ithaca Energy North Sea PLC, 8.13%, due 10/15/29 144A	291,343
1,350,000		ITT Holdings LLC, 6.50%, due 08/01/29 144A	1,296,701
1,840,000		Ittihad International II Ltd., 7.38%, due 11/13/30 144A	1,861,454
1,130,000		Ivanhoe Mines Ltd., 7.88%, due 01/23/30 144A	1,170,217
751,000		Ivanhoe Mines Ltd., 7.88%, due 01/23/30(e)	777,728
610,000		Jacobs Entertainment, Inc., 6.75%, due 02/15/29 144A	599,767
880,000		Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32 144A	896,118
1,730,000		Jane Street Group/JSG Finance, Inc., 7.13%, due 04/30/31 144A	1,818,838
1,675,000		JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, due 09/20/31 144A	1,688,963
55,000		JH North America Holdings, Inc., 5.88%, due 01/31/31 144A	56,220
1,820,000		Jones Deslauriers Insurance Management, Inc., 6.88%, due 10/01/33 144A	1,758,791
975,000		JPMorgan Chase & Co., 5.35% (1 day USD SOFR + 1.85%), due 06/01/34(a)	1,014,988
640,000		JSW Steel Ltd., 3.95%, due 04/05/27(e)	631,972
400,000	GBP	Just Group PLC, 5.00% (5 yr. U.K. Government Bond + 4.27%)(a)(e)(l)(m)	489,663
500,000	EUR	Jyske Bank AS, 3.50% (1 yr. EURIBOR ICE Swap + 1.27%), due 11/19/31(a)(e)	589,020
750,000	GBP	Kane Bidco Ltd., 7.75%, due 07/15/31 144A	1,032,210
700,000	EUR	Kapla Holding SAS, 5.00%, due 04/30/31(e)	835,906
2,110,000		KazMunayGas National Co. JSC, 6.38%, due 10/24/48(e)	2,133,942
145,000		KBR, Inc., 4.75%, due 09/30/28 144A	142,872
150,000		Kennedy-Wilson, Inc., 4.75%, due 02/01/30	141,761
150,000		Kennedy-Wilson, Inc., 5.00%, due 03/01/31(l)	141,584
1,175,000		Khazanah Global Sukuk Bhd., 4.69%, due 06/01/28(e)	1,194,338
500,000		Kilroy Realty LP, 5.88%, due 10/15/35	503,459
212,000	EUR	King U.S. Bidco, Inc., 5.24% (3 mo. EURIBOR + 3.25%), due 12/01/32(a) 144A	251,527
335,000		Kodiak Gas Services LLC, 6.50%, due 10/01/33 144A	342,507
335,000		Kodiak Gas Services LLC, 6.75%, due 10/01/35(l) 144A	344,516
1,225,000		Kodiak Gas Services LLC, 7.25%, due 02/15/29 144A	1,275,287
285,000		Korn Ferry, 4.63%, due 12/15/27 144A	285,910
625,000		Kraken Oil & Gas Partners LLC, 7.63%, due 08/15/29 144A	618,917
512,000		LABL, Inc., 8.63%, due 10/01/31 144A	272,797
198,000		LABL, Inc., 9.50%, due 11/01/28 144A	125,180
1,590,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 07/15/31 144A	1,686,874
132See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
500,000		Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	484,114
680,000		Las Vegas Sands Corp., 3.50%, due 08/18/26	677,242
1,300,000		Latam Airlines Group SA, 7.88%, due 04/15/30(e)	1,368,926
417,000		LBM Acquisition LLC, 6.25%, due 01/15/29(l) 144A	375,944
750,000		LCM Investments Holdings II LLC, 4.88%, due 05/01/29 144A	739,675
225,000		LCPR Senior Secured Financing DAC, 5.13%, due 07/15/29 144A	140,466
275,000		Level 3 Financing, Inc., 3.75%, due 07/15/29 144A	251,422
800,000		Level 3 Financing, Inc., 4.88%, due 06/15/29 144A	781,000
525,000		Level 3 Financing, Inc., 6.88%, due 06/30/33 144A	537,468
700,000		Level 3 Financing, Inc., 7.00%, due 03/31/34 144A	721,960
275,000		Level 3 Financing, Inc., 8.50%, due 01/15/36 144A	282,286
100,000	EUR	Levi Strauss & Co., 4.00%, due 08/15/30 144A	119,416
2,524,000		LFS Topco LLC, 8.75%, due 07/15/30 144A	2,542,496
105,000		Liberty Interactive LLC, 8.25%, due 02/01/30	6,038
85,000		Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(a) 144A	83,841
1,700,000		LifePoint Health, Inc., 8.38%, due 02/15/32 144A	1,846,679
905,000		Light & Wonder International, Inc., 6.25%, due 10/01/33 144A	916,358
1,530,000		Limak Yenilenebilir Enerji AS, 9.63%, due 08/12/30 144A	1,506,566
317,000		Lincoln National Corp., 9.25% (5 yr. CMT + 5.32%)(a)(l)(m)	340,598
150,000	EUR	Lion/Polaris Lux 4 SA, 5.64% (3 mo. EURIBOR + 3.63%), due 07/01/29(a)(e)	178,744
300,000		Lithia Motors, Inc., 5.50%, due 10/01/30 144A	302,267
1,150,000		Live Nation Entertainment, Inc., 4.75%, due 10/15/27 144A	1,153,043
250,000		Lloyds Banking Group PLC, 6.75% (5 yr. CMT + 3.15%)(a)(l)(m)	260,045
79,681	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	93,645
220,000		Lumen Technologies, Inc., 4.50%, due 01/15/29 144A	204,718
310,000		M/I Homes, Inc., 3.95%, due 02/15/30	299,587
199,000		Macy's Retail Holdings LLC, 5.13%, due 01/15/42	163,448
2,170,000		Madison IAQ LLC, 5.88%, due 06/30/29 144A	2,158,615
210,000		Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, due 12/01/32 144A	216,926
600,000		Marex Group PLC, 5.83%, due 05/08/28	610,439
500,000		Marvell Technology, Inc., 4.75%, due 07/15/30	507,920
600,000		Matador Resources Co., 6.25%, due 04/15/33 144A	602,956
750,000		Match Group Holdings II LLC, 3.63%, due 10/01/31 144A	691,681
260,000		Match Group Holdings II LLC, 6.13%, due 09/15/33 144A	263,307
600,000		Mauser Packaging Solutions Holding Co., 7.88%, due 04/15/30 144A	598,761
1,280,000		Mavis Tire Express Services Topco Corp., 6.50%, due 05/15/29 144A	1,272,385
601,000		McAfee Corp., 7.38%, due 02/15/30(l) 144A	524,759
750,000		McGraw-Hill Education, Inc., 7.38%, due 09/01/31 144A	791,579
1,420,000		McGraw-Hill Education, Inc., 8.00%, due 08/01/29 144A	1,436,250
160,000		Medline Borrower LP, 3.88%, due 04/01/29 144A	156,321
1,100,000		Medline Borrower LP, 5.25%, due 10/01/29 144A	1,106,811
1,040,000		Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, due 04/01/29 144A	1,076,412
700,000	EUR	Mehilainen Yhtiot OYJ, 5.13%, due 06/30/32(e)	836,778
600,000		MercadoLibre, Inc., 4.90%, due 01/15/33	595,560
1,090,000		Mercer International, Inc., 12.88%, due 10/01/28(l) 144A	846,715
600,000		Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 02/15/31 144A	535,311
600,000	GBP	Metro Bank Holdings PLC, 12.00% (1 yr. U.K. Government Bond + 7.81%), due 04/30/29(a)(e)	923,516
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
825,000	GBP	Metro Bank Holdings PLC, 13.88% (5 yr. U.K. Government Bond + 9.57%)(a)(e)(m)	1,300,885
980,000		MHP Lux SA, 6.25%, due 09/19/29(e)	835,117
1,400,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	1,398,763
900,000		Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	886,126
875,000		Millicom International Cellular SA, 4.50%, due 04/27/31(e)	815,653
300,000		Mineral Resources Ltd., 7.00%, due 04/01/31 144A	313,151
700,000		Molina Healthcare, Inc., 3.88%, due 11/15/30 144A	650,189
330,000		Molina Healthcare, Inc., 3.88%, due 05/15/32 144A	300,423
750,000		Molina Healthcare, Inc., 4.38%, due 06/15/28 144A	738,124
250,000		Molina Healthcare, Inc., 6.25%, due 01/15/33 144A	255,085
180,000		Molina Healthcare, Inc., 6.50%, due 02/15/31 144A	185,090
750,000		Morgan Stanley, 4.89% (1 day USD SOFR + 1.31%), due 10/22/36(a)	745,313
987,000		Moss Creek Resources Holdings, Inc., 8.25%, due 09/01/31 144A	945,831
400,000	EUR	MPT Operating Partnership LP/MPT Finance Corp., 0.99%, due 10/15/26	449,071
500,000		MPT Operating Partnership LP/MPT Finance Corp., 8.50%, due 02/15/32 144A	534,339
1,255,000		Muangthai Capital PCL, 7.55%, due 07/21/30 144A	1,294,732
304,000		Muangthai Capital PCL, Class S, 7.55%, due 07/21/30(e)	313,624
685,000		Muthoot Finance Ltd., 6.38%, due 04/23/29(e)	696,116
660,000		Muthoot Finance Ltd., 6.38%, due 03/02/30 144A	671,107
625,000		MVM Energetika Zrt, 7.50%, due 06/09/28(e)	662,619
292,000		Nabors Industries, Inc., 7.63%, due 11/15/32 144A	287,353
382,000		Nabors Industries, Inc., 9.13%, due 01/31/30 144A	400,814
600,000		National Health Investors, Inc., 5.35%, due 02/01/33	600,713
2,490,000		National Mentor Holdings, Inc., 10.50%, due 12/15/30 144A	2,505,508
200,000	GBP	Nationwide Building Society, 7.88% (5 yr. U.K. Government Bond + 3.59%)(a)(e)(m)	284,523
700,000		Navient Corp., 5.00%, due 03/15/27	701,786
1,750,000		NBK Tier 1 Ltd., 3.63% (6 yr. CMT + 2.88%)(a)(e)(m)	1,721,192
1,341,000		NBK Tier 1 Ltd., 6.38% (6 yr. CMT + 2.40%)(a)(m) 144A	1,374,017
625,000		NCR Atleos Corp., 9.50%, due 04/01/29 144A	678,698
600,000		NCR Voyix Corp., 5.13%, due 04/15/29 144A	597,765
100,000	EUR	Neinor Homes SA, 5.88%, due 02/15/30 144A	122,322
800,000		Nemak SAB de CV, 3.63%, due 06/28/31(e)	694,282
475,000		Neptune Bidco U.S., Inc., 9.29%, due 04/15/29 144A	476,099
300,000	EUR	New Immo Holding SA, 3.25%, due 07/23/27(e)	352,542
500,000	EUR	New Immo Holding SA, 4.88%, due 12/08/28(e)	596,484
200,000		Newmark Group, Inc., 7.50%, due 01/12/29	214,741
1,850,000		NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 02/15/32 144A	1,917,066
500,000	EUR	Nidda Healthcare Holding GmbH, 5.38%, due 10/23/30(e)	601,076
90,000		Nine Energy Service, Inc., 13.00%, due 02/01/28	27,446
2,875,000		Nissan Motor Acceptance Co. LLC, 5.63%, due 09/29/28 144A	2,885,223
363,000		Nissan Motor Co. Ltd., 8.13%, due 07/17/35 144A	386,375
1,220,000		Noble Finance II LLC, 8.00%, due 04/15/30 144A	1,268,302
330,000		Northern Oil & Gas, Inc., 7.88%, due 10/15/33 144A	321,513
600,000		Northriver Midstream Finance LP, 6.75%, due 07/15/32 144A	612,169
100,000	EUR	Nova Ljubljanska Banka DD, 6.88% (5 yr. EURIBOR ICE Swap + 4.23%), due 01/24/34(a)(e)	127,164
1,400,000		Novelis Corp., 3.88%, due 08/15/31 144A	1,277,300
500,000		Novelis Corp., 4.75%, due 01/30/30 144A	483,348
134See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
578,000		Novelis Corp., 6.38%, due 08/15/33(l) 144A	586,422
500,000		NRG Energy, Inc., 3.63%, due 02/15/31 144A	467,526
225,000		NRG Energy, Inc., 6.00%, due 01/15/36 144A	228,098
500,000		NRG Energy, Inc., 6.25%, due 11/01/34 144A	513,921
650,000		Occidental Petroleum Corp., 5.20%, due 08/01/29	666,450
220,000		Oceaneering International, Inc., 6.00%, due 02/01/28	223,569
708,000		OCP SA, 3.75%, due 06/23/31(e)	663,659
680,000	EUR	Odido Group Holding BV, 5.50%, due 01/15/30(e)	804,924
450,000	EUR	Odido Holding BV, 3.75%, due 01/15/29(e)	529,600
1,600,000	EUR	Olympus Water U.S. Holding Corp., 6.13%, due 02/15/33(e)	1,870,377
260,000		Olympus Water U.S. Holding Corp., 7.25%, due 06/15/31 144A	267,101
1,690,000		Olympus Water U.S. Holding Corp., 7.25%, due 02/15/33 144A	1,699,889
1,350,000		ON Semiconductor Corp., 3.88%, due 09/01/28 144A	1,325,811
750,000		OneMain Finance Corp., 3.50%, due 01/15/27(l)	743,190
3,775,000		OneMain Finance Corp., 6.63%, due 05/15/29	3,914,124
77,000		OneMain Finance Corp., 6.75%, due 09/15/33	78,194
750,000		ONEOK, Inc., 5.45%, due 06/01/47	694,156
703,000		Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, due 08/01/30 144A	667,111
500,000	EUR	Opal Bidco SAS, 5.50%, due 03/31/32(e)	607,447
1,600,000		Open Text Holdings, Inc., 4.13%, due 02/15/30 144A	1,530,378
1,610,000		Option Care Health, Inc., 4.38%, due 10/31/29 144A	1,579,990
113,000		Oracle Corp., 5.55%, due 02/06/53	94,151
1,530,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31 144A	1,268,271
3,720,000		Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 04/15/30 144A	1,684,374
625,000		Ovintiv, Inc., 6.25%, due 07/15/33	665,289
165,000		Owens & Minor, Inc., 6.63%, due 04/01/30(l) 144A	105,393
1,200,000		Pacific Gas & Electric Co., 5.70%, due 03/01/35	1,236,675
2,725,000		Pacific Gas & Electric Co., 6.00%, due 08/15/35	2,871,893
650,000		PacifiCorp, 5.45%, due 02/15/34	661,050
130,000		Paramount Global, 4.38%, due 03/15/43	90,749
1,000,000		Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	986,849
260,000		Pediatrix Medical Group, Inc., 5.38%, due 02/15/30 144A	260,237
600,000		PennyMac Financial Services, Inc., 6.75%, due 02/15/34 144A	620,663
525,000		PennyMac Financial Services, Inc., 6.88%, due 05/15/32 144A	550,086
250,000		Perenti Finance Pty. Ltd., 7.50%, due 04/26/29 144A	260,558
700,000		Performance Food Group, Inc., 4.25%, due 08/01/29 144A	688,633
876,000		Performance Food Group, Inc., 6.13%, due 09/15/32 144A	904,186
525,000		Permian Resources Operating LLC, 6.25%, due 02/01/33 144A	538,852
2,860,000		Petroleos Mexicanos, 5.95%, due 01/28/31	2,769,817
3,600,000		Petroleos Mexicanos, 6.38%, due 01/23/45(l)	2,911,222
1,150,000		Petroleos Mexicanos, 6.63%, due 06/15/35	1,091,997
630,000		Petroleos Mexicanos, 6.75%, due 09/21/47	518,407
935,000		Petroleos Mexicanos, 7.69%, due 01/23/50	838,663
203,000		Petroleos Mexicanos, 7.69%, due 01/23/50	182,084
2,140,000		Petroleos Mexicanos, 10.00%, due 02/07/33	2,481,169
3,429,000		Petronas Capital Ltd., 3.40%, due 04/28/61(e)	2,338,723
460,000		Petronas Capital Ltd., 4.80%, due 04/21/60(e)	415,780
1,570,000		Petronas Capital Ltd., 4.80%, due 04/21/60(e)	1,419,076
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
290,000		PG&E Corp., 7.38% (5 yr. CMT + 3.88%), due 03/15/55(a)	302,208
155,000		Phillips 66 Co., 5.88% (5 yr. CMT + 2.28%), due 03/15/56(a)	153,418
450,000	EUR	Picard Groupe SAS, 6.38%, due 07/01/29(e)	552,738
950,000		Pilgrim's Pride Corp., 3.50%, due 03/01/32	879,995
2,120,000		Pingan Real Estate Capital Ltd., 3.45%, due 07/29/26(e)	2,086,880
200,000	EUR	Piraeus Bank SA, 6.75% (5 yr. EURIBOR ICE Swap + 4.60%)(a)(e)(m)	243,620
2,323,000		Planet Financial Group LLC, 10.50%, due 12/15/29 144A	2,445,531
420,000	EUR	Playtech PLC, 5.88%, due 06/28/28(e)(l)	494,376
160,000		Playtika Holding Corp., 4.25%, due 03/15/29 144A	143,620
2,100,000		Post Holdings, Inc., 4.50%, due 09/15/31 144A	1,989,977
2,180,000		Post Holdings, Inc., 6.25%, due 10/15/34 144A	2,194,150
295,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	298,522
335,000		Prestige Brands, Inc., 3.75%, due 04/01/31 144A	314,106
1,450,000		Prime Healthcare Services, Inc., 9.38%, due 09/01/29 144A	1,524,832
1,500,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	1,472,422
1,050,000		Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, due 04/30/29 144A	1,022,783
1,365,000		Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, due 04/01/29 144A	1,376,683
600,000		PRIO Luxembourg Holding SARL, 6.75%, due 10/15/30 144A	584,400
290,000		PROG Holdings, Inc., 6.00%, due 11/15/29 144A	287,384
160,000		Qnity Electronics, Inc., 5.75%, due 08/15/32 144A	163,792
226,000		Qnity Electronics, Inc., 6.25%, due 08/15/33 144A	234,543
500,000	EUR	Q-Park Holding I BV, 4.25%, due 09/01/30(e)	596,336
3,210,000		Quikrete Holdings, Inc., 6.38%, due 03/01/32 144A	3,343,388
1,490,000		Quikrete Holdings, Inc., 6.75%, due 03/01/33 144A	1,557,022
600,000		QXO Building Products, Inc., 6.75%, due 04/30/32 144A	627,131
160,000		Rackspace Finance LLC, 3.50%, due 05/15/28 144A	59,200
1,675,000		Radiology Partners, Inc., 8.50%, due 07/15/32 144A	1,740,018
1,500,000		Railworks Holdings LP/Railworks Rally, Inc., 8.25%, due 11/15/28 144A	1,514,295
810,000		Raizen Fuels Finance SA, 6.25%, due 07/08/32(e)	681,413
1,055,000		Raizen Fuels Finance SA, 6.70%, due 02/25/37(e)(l)	854,763
200,000		Raizen Fuels Finance SA, 6.70%, due 02/25/37(e)	162,040
865,000		Rakuten Group, Inc., 9.75%, due 04/15/29 144A	967,739
1,500,000		Rand Parent LLC, 8.50%, due 02/15/30 144A	1,563,837
963,000		Raven Acquisition Holdings LLC, 6.88%, due 11/15/31 144A	993,231
750,000	EUR	RAY Financing LLC, 6.50%, due 07/15/31(e)	899,343
3,030,000		Real Hero Merger Sub 2, Inc., 6.25%, due 02/01/29 144A	1,313,324
1,400,000		Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29(e)	1,248,852
720,000		Rfna LP, 7.88%, due 02/15/30 144A	735,518
305,000		Rithm Capital Corp., 8.00%, due 04/01/29 144A	313,365
1,042,000		RLJ Lodging Trust LP, 3.75%, due 07/01/26 144A	1,039,551
196,000		Rocket Cos., Inc., 6.38%, due 08/01/33 144A	204,599
1,625,000		Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, due 03/01/31 144A	1,544,244
1,920,000	EUR	Rolls-Royce PLC, 4.63%, due 02/16/26(e)	2,262,845
750,000		Ryan Specialty LLC, 5.88%, due 08/01/32 144A	766,806
880,000	EUR	Samhallsbyggnadsbolaget I Norden Holding AB, 0.75%, due 11/14/28(e)	878,298
2,065,000	EUR	Samhallsbyggnadsbolaget I Norden Holding AB, 1.13%, due 09/26/29(e)	1,999,442
1,115,000		Sammaan Capital Ltd., 7.50%, due 10/16/30 144A	1,097,977
800,000		Sammons Financial Group, Inc., 6.88%, due 04/15/34 144A	879,258
1,380,000		SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA, 3.75%, due 08/02/28(e)	1,328,291
136See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
1,000,000		Science Applications International Corp., 4.88%, due 04/01/28 144A	998,182
4,850,000		Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 03/01/30 144A	4,313,933
750,000		SCIH Salt Holdings, Inc., 4.88%, due 05/01/28 144A	752,833
4,010,000		SCIH Salt Holdings, Inc., 6.63%, due 05/01/29(l) 144A	4,030,631
1,052,000		Scripps Escrow II, Inc., 3.88%, due 01/15/29(l) 144A	968,933
245,000		Scripps Escrow II, Inc., 5.38%, due 01/15/31 144A	186,361
600,000		Seadrill Finance Ltd., 8.38%, due 08/01/30 144A	624,340
1,600,000		Seagate Data Storage Technology Pte. Ltd., 5.75%, due 12/01/34 144A	1,643,299
500,000		Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, due 02/01/28 144A	508,557
1,105,000		Select Medical Corp., 6.25%, due 12/01/32(l) 144A	1,081,228
190,000		Sempra, 6.38% (5 yr. CMT + 2.63%), due 04/01/56(a)	194,360
1,425,000		Service Corp. International, 3.38%, due 08/15/30	1,333,613
700,000		Service Properties Trust, 7.61%, due 09/30/28(k) 144A	633,277
341,000	EUR	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, due 05/15/33 144A	410,932
205,000		Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 08/15/32 144A	211,772
400,000	EUR	Sigma Holdco BV, 8.63%, due 04/15/31	405,830
1,070,000		Silk Road Group Holding LLC, 7.50%, due 09/15/30(l) 144A	1,073,186
2,700,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	2,604,827
1,011,000		Sirius XM Radio LLC, 3.13%, due 09/01/26 144A	1,005,231
2,375,000		Sirius XM Radio LLC, 3.88%, due 09/01/31(l) 144A	2,187,808
1,116,000		Six Flags Entertainment Corp., 7.25%, due 05/15/31(l) 144A	1,071,681
510,000		Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 05/01/32 144A	514,592
1,700,000		SLM Corp., 6.50%, due 01/31/30	1,761,909
1,480,000		Snap, Inc., 6.88%, due 03/01/33 144A	1,534,812
225,000		Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(a)(e)(l)(m)	215,796
200,000		Societe Generale SA, 5.51% (1 day USD SOFR + 1.65%), due 05/22/31(a) 144A	206,448
200,000	EUR	Societe Generale SA, 6.13% (5 yr. EURIBOR ICE Swap + 3.78%)(a)(e)(m)	238,874
250,000		Societe Generale SA, 10.00% (5 yr. CMT + 5.45%)(a)(m) 144A	278,091
300,000	EUR	Sogecap SA, 6.25% (5 yr. EURIBOR ICE Swap + 3.75%)(a)(e)(m)	355,739
1,000,000		Sotheby's, 7.38%, due 10/15/27 144A	994,665
111,000		South Bow Canadian Infrastructure Holdings Ltd., 7.63% (5 yr. CMT + 3.95%), due 03/01/55(a)	116,120
725,000		South Bow USA Infrastructure Holdings LLC, 5.58%, due 10/01/34	734,207
1,200,000		Southern California Edison Co., 5.63%, due 02/01/36	1,217,156
2,121,222		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 11.00%, due 03/12/30(n) 144A	212,200
280,000		SS&C Technologies, Inc., 5.50%, due 09/30/27 144A	280,430
1,200,000		SS&C Technologies, Inc., 6.50%, due 06/01/32 144A	1,249,481
775,000		Stagwell Global LLC, 5.63%, due 08/15/29 144A	756,433
500,000		Standard Building Solutions, Inc., 6.50%, due 08/15/32 144A	515,094
1,225,000		Standard Industries, Inc., 4.38%, due 07/15/30 144A	1,183,336
500,000		Staples, Inc., 10.75%, due 09/01/29 144A	497,720
750,000		Star Leasing Co. LLC, 7.63%, due 02/15/30 144A	698,373
402,000		Star Parent, Inc., 9.00%, due 10/01/30 144A	429,556
500,000		Starwood Property Trust, Inc., 5.75%, due 01/15/31 144A	507,047
620,000		Starwood Property Trust, Inc., 7.25%, due 04/01/29 144A	655,559
1,300,000		Station Casinos LLC, 4.63%, due 12/01/31 144A	1,233,476
500,000		Station Casinos LLC, 6.63%, due 03/15/32 144A	514,095
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
925,000		Stillwater Mining Co., 4.50%, due 11/16/29(e)	876,968
1,953,000		Stonebriar ABF Issuer LLC, 8.13%, due 12/15/30 144A	2,007,743
800,000		Stonepeak Nile Parent LLC, 7.25%, due 03/15/32 144A	847,570
220,000		Stonex Escrow Issuer LLC, 6.88%, due 07/15/32 144A	228,168
1,705,000		Studio City Finance Ltd., 5.00%, due 01/15/29(e)	1,647,952
240,000		Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.50%, due 12/15/35 144A	240,235
525,000		Suci Second Investment Co., 6.00%, due 10/25/28(e)	549,775
280,000		Summit Midstream Holdings LLC, 8.63%, due 10/31/29 144A	290,503
300,000		SunCoke Energy, Inc., 4.88%, due 06/30/29 144A	278,840
1,200,000		Sunoco LP, 5.63%, due 03/15/31 144A	1,209,466
597,000		Sunoco LP, 6.25%, due 07/01/33(l) 144A	612,080
2,450,000		Surgery Center Holdings, Inc., 7.25%, due 04/15/32 144A	2,484,124
1,000,000		Synaptics, Inc., 4.00%, due 06/15/29(l) 144A	969,126
245,000		Synchrony Financial, 7.25%, due 02/02/33	263,760
1,000,000		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	1,008,662
725,000		TC Ziraat Bankasi AS, 8.99% (5 yr. CMT + 4.33%), due 08/02/34(a)(e)	773,330
350,000	EUR	TeamSystem SpA, 5.53% (3 mo. EURIBOR + 3.50%), due 07/31/31(a)(e)	415,105
600,000	EUR	Techem Verwaltungsgesellschaft 675 GmbH, 4.63%, due 07/15/32(e)	714,912
3,030,000		Teine Energy Ltd., 6.88%, due 04/15/29 144A	3,040,990
1,108,000		Telecom Argentina SA, 9.25%, due 05/28/33 144A	1,159,368
120,000		Telecom Italia Capital SA, 7.72%, due 06/04/38	133,126
150,000		TELUS Corp., 6.38% (5 yr. CMT + 2.69%), due 06/09/56(a)	150,382
286,000		TELUS Corp., 7.00% (5 yr. CMT + 2.71%), due 10/15/55(a)	297,836
1,057,000		Tenet Healthcare Corp., 6.13%, due 10/01/28	1,062,423
750,000		Tenneco, Inc., 8.00%, due 11/17/28 144A	752,910
635,000		Termocandelaria Power SA, 7.75%, due 09/17/31 144A	657,419
267,000		Termocandelaria Power SA, 7.75%, due 09/17/31(e)	276,426
1,000,000		TerraForm Power Operating LLC, 5.00%, due 01/31/28 144A	999,556
185,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 03/31/27(e)	214,829
320,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 4.38%, due 05/09/30	387,136
368,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 7.38%, due 09/15/29	487,718
240,000		Texas Capital Bancshares, Inc., 4.00% (5 yr. CMT + 3.15%), due 05/06/31(a)	237,180
900,000		TGNR Intermediate Holdings LLC, 5.50%, due 10/15/29 144A	894,361
600,000		TGS ASA, 8.50%, due 01/15/30 144A	629,063
315,000		Thor Industries, Inc., 4.00%, due 10/15/29 144A	303,861
125,000		Tidewater, Inc., 9.13%, due 07/15/30 144A	134,262
690,000	GBP	Time Warner Cable LLC, 5.25%, due 07/15/42	781,251
700,000		TK Elevator U.S. Newco, Inc., 5.25%, due 07/15/27(l) 144A	700,597
2,375,000		T-Mobile USA, Inc., 4.63%, due 01/15/33	2,365,980
100,000		TopBuild Corp., 3.63%, due 03/15/29 144A	96,942
760,000		TopBuild Corp., 4.13%, due 02/15/32 144A	722,674
2,120,000		Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 05/15/30 144A	2,118,785
2,373,000		Trade & Development Bank of Mongolia LLC, 8.50%, due 12/23/27(e)	2,375,194
424,000		Transcanada Trust, 5.60% (5 yr. CMT + 3.99%), due 03/07/82(a)	420,400
113,000		Transcanada Trust, 5.88% (3 mo. USD LIBOR + 4.64%), due 08/15/76(a)	113,566
910,000		TransDigm, Inc., 6.38%, due 05/31/33 144A	934,368
1,410,000		TransDigm, Inc., 6.75%, due 01/31/34 144A	1,469,670
138See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
645,000		TransMontaigne Partners LLC, 8.50%, due 06/15/30 144A	651,522
1,067,000		Transocean International Ltd., 6.80%, due 03/15/38(l)	918,080
725,000		Transocean International Ltd., 7.88%, due 10/15/32 144A	760,624
675,000		Travel & Leisure Co., 4.50%, due 12/01/29 144A	661,065
850,000		Trident Energy Finance PLC, 12.50%, due 11/30/29(e)	865,211
750,000		Trident TPI Holdings, Inc., 12.75%, due 12/31/28(l) 144A	769,358
967,000		Trivium Packaging Finance BV, 8.25%, due 07/15/30 144A	1,037,329
4,906,000		Tronox, Inc., 4.63%, due 03/15/29(l) 144A	3,438,696
480,000		TrueNoord Capital DAC, 8.75%, due 03/01/30 144A	509,439
397,000		Trust 2401, 6.39%, due 01/15/50 144A	382,875
575,000		Trust 2401, 7.38%, due 02/13/34(l) 144A	638,474
203,000		Trust Fibra Uno, 6.39%, due 01/15/50(e)	192,413
1,350,000		Turkiye Is Bankasi AS, 9.13% (5 yr. CMT + 4.63%)(a)(e)(m)	1,426,560
135,000		Turning Point Brands, Inc., 7.63%, due 03/15/32 144A	144,020
260,000		Tutor Perini Corp., 11.88%, due 04/30/29 144A	289,835
300,000		Twilio, Inc., 3.63%, due 03/15/29	290,309
600,000		Twilio, Inc., 3.88%, due 03/15/31(l)	573,794
1,750,000		U.S. Acute Care Solutions LLC, 9.75%, due 05/15/29 144A	1,765,163
1,890,000		U.S. Foods, Inc., 4.63%, due 06/01/30 144A	1,866,602
171,500		U.S. Renal Care, Inc., 10.63%, due 06/28/28 144A	147,061
590,000		UBS Group AG, 7.00% (5 yr. USD SOFR ICE Swap + 3.08%)(a)(m) 144A	605,603
680,000		UBS Group AG, 9.25% (5 yr. CMT + 4.75%)(a)(m) 144A	748,154
291,000		UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(a)(m) 144A	341,453
900,000		UKG, Inc., 6.88%, due 02/01/31 144A	926,333
400,000	EUR	Unicaja Banco SA, 4.88% (5 yr. EUR Swap + 5.02%)(a)(e)(m)	474,038
285,000		UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(a) 144A	290,966
105,387		United Airlines Pass-Through Trust, 3.10%, due 04/07/30	100,873
100,000	EUR	United Group BV, 5.25%, due 02/01/30(e)	117,365
500,000	EUR	United Group BV, 6.50%, due 10/31/31(e)	601,755
700,000	EUR	United Group BV, 6.75%, due 02/15/31(e)	848,291
1,350,000		United Rentals North America, Inc., 3.75%, due 01/15/32	1,270,385
850,000		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, due 04/15/28 144A	847,100
498,000		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, due 06/15/32(l) 144A	490,949
2,300,000		Univision Communications, Inc., 4.50%, due 05/01/29 144A	2,211,116
1,710,000		Univision Communications, Inc., 9.38%, due 08/01/32 144A	1,838,472
295,000		Upbound Group, Inc., 6.38%, due 02/15/29(l) 144A	292,028
150,000		Urban One, Inc., 7.38%, due 02/01/28 144A	78,765
775,000		USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 03/15/29 144A	802,631
500,000		UWM Holdings LLC, 6.25%, due 03/15/31 144A	499,443
1,800,000		Valaris Ltd., 8.38%, due 04/30/30 144A	1,873,778
758,000		Vale Overseas Ltd., 6.00% (5 yr. CMT + 2.43%), due 02/25/56(a) 144A	758,985
305,000		Valley National Bancorp, 3.00% (3 mo. USD Term SOFR + 2.36%), due 06/15/31(a)	287,476
1,145,000		Vedanta Resources Finance II PLC, 9.48%, due 07/24/30 144A	1,170,956
600,000		Vedanta Resources Finance II PLC, 9.48%, due 07/24/30(e)	613,601
700,000		Vedanta Resources Finance II PLC, 9.85%, due 04/24/33 144A	724,479
1,536,000		Vedanta Resources Finance II PLC, 9.85%, due 04/24/33 144A	1,589,714
200,000		Vedanta Resources Finance II PLC, 9.85%, due 04/24/33(e)	206,994
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
425,000		Vedanta Resources Finance II PLC, 10.88%, due 09/17/29(e)	448,679
1,060,000		Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	994,341
2,475,000		Venture Global Calcasieu Pass LLC, 6.25%, due 01/15/30 144A	2,507,857
349,000		Venture Global LNG, Inc., 8.38%, due 06/01/31(l) 144A	347,372
1,700,000		Venture Global LNG, Inc., 9.50%, due 02/01/29 144A	1,763,186
2,310,000		Venture Global LNG, Inc., 9.88%, due 02/01/32(l) 144A	2,387,841
750,000		Venture Global Plaquemines LNG LLC, 6.13%, due 12/15/30 144A	764,439
200,000		Venture Global Plaquemines LNG LLC, 6.50%, due 01/15/34 144A	204,950
1,325,000		Venture Global Plaquemines LNG LLC, 6.50%, due 06/15/34 144A	1,355,306
600,000		Venture Global Plaquemines LNG LLC, 6.75%, due 01/15/36 144A	614,856
750,000		Venture Global Plaquemines LNG LLC, 7.50%, due 05/01/33 144A	810,792
330,000		Venture Global Plaquemines LNG LLC, 7.75%, due 05/01/35 144A	360,822
1,623,000		Veon Midco BV, 3.38%, due 11/25/27(e)	1,543,246
690,000		Veon Midco BV, 9.00%, due 07/15/29 144A	721,167
500,000	EUR	Verisure Midholding AB, 5.25%, due 02/15/29(e)	590,272
150,000		Vermilion Energy, Inc., 6.88%, due 05/01/30 144A	148,441
98,000		Versant Media Group, Inc., 7.25%, due 01/30/31 144A	101,161
690,000		Vertiv Group Corp., 4.13%, due 11/15/28 144A	681,934
245,000		VF Corp., 6.00%, due 10/15/33	242,117
295,589		VF Ukraine PAT via VFU Funding PLC, 9.63%, due 02/11/27(e)	288,319
1,100,000		VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, due 06/15/31 144A	1,154,886
1,825,000		VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	1,792,948
750,000		VICI Properties LP/VICI Note Co., Inc., 4.13%, due 08/15/30 144A	728,477
834,000		Victoria's Secret & Co., 4.63%, due 07/15/29(l) 144A	809,574
1,750,000		Viking Baked Goods Acquisition Corp., 8.63%, due 11/01/31 144A	1,759,226
270,000		Viking Cruises Ltd., 5.88%, due 10/15/33 144A	274,260
1,100,000		Viking Cruises Ltd., 9.13%, due 07/15/31 144A	1,178,543
300,000	GBP	Virgin Media Vendor Financing Notes III DAC, 4.88%, due 07/15/28(e)	394,416
1,000,000		Virgin Media Vendor Financing Notes IV DAC, 5.00%, due 07/15/28 144A	981,694
886,000		VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 02/01/30(l) 144A	843,834
538,000		VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, due 06/01/28(l) 144A	558,420
1,285,000		Vivo Energy Investments BV, 5.13%, due 09/24/27(e)	1,282,688
900,000		Vmed O2 U.K. Financing I PLC, 4.25%, due 01/31/31 144A	821,664
2,900,000		Vmed O2 U.K. Financing I PLC, 4.75%, due 07/15/31 144A	2,679,814
300,000	EUR	Vmed O2 U.K. Financing I PLC, 5.63%, due 04/15/32(e)	355,406
235,000		Vmed O2 U.K. Financing I PLC, 6.75%, due 01/15/33 144A	233,337
420,000		VOC Escrow Ltd., 5.00%, due 02/15/28(l) 144A	420,143
690,000		VoltaGrid LLC, 7.38%, due 11/01/30 144A	684,058
500,000		VT Topco, Inc., 8.50%, due 08/15/30 144A	524,407
2,200,000		VZ Secured Financing BV, 5.00%, due 01/15/32 144A	2,000,404
500,000		VZ Secured Financing BV, 7.50%, due 01/15/33 144A	507,459
275,000		Wabash National Corp., 4.50%, due 10/15/28 144A	257,523
1,720,000		Wand NewCo 3, Inc., 7.63%, due 01/30/32 144A	1,821,305
1,650,000		Warnermedia Holdings, Inc., 4.28%, due 03/15/32(l)	1,450,465
2,185,000		Warnermedia Holdings, Inc., 5.05%, due 03/15/42	1,548,072
1,530,000		Wayfair LLC, 6.75%, due 11/15/32 144A	1,575,052
650,000		WBI Operating LLC, 6.25%, due 10/15/30 144A	654,362
140See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Corporate Debt — continued
1,330,000		WE Soda Investments Holding PLC, 9.38%, due 02/14/31(e)	1,337,890
260,000		WE Soda Investments Holding PLC, 9.38%, due 02/14/31 144A	261,542
1,698,000		WE Soda Investments Holding PLC, 9.50%, due 10/06/28(e)	1,718,189
725,000		Weatherford International Ltd., 6.75%, due 10/15/33 144A	742,755
750,000		WESCO Distribution, Inc., 6.38%, due 03/15/33 144A	783,532
305,000		Western Alliance Bancorp, 3.00% (3 mo. USD Term SOFR + 2.25%), due 06/15/31(a)(l)	293,925
820,000		WEX, Inc., 6.50%, due 03/15/33 144A	842,763
942,000		Wilsonart LLC, 11.00%, due 08/15/32(l) 144A	842,696
1,100,000		Windstream Services LLC, 7.50%, due 10/15/33 144A	1,128,554
775,000		Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/01/31 144A	814,300
610,000		Wolverine World Wide, Inc., 4.00%, due 08/15/29 144A	564,797
525,000		Woodside Finance Ltd., 6.00%, due 05/19/35	548,032
615,000		WR Grace Holdings LLC, 5.63%, due 08/15/29 144A	587,778
3,822,000		WULF Compute LLC, 7.75%, due 10/15/30 144A	3,940,514
600,000		Wyndham Hotels & Resorts, Inc., 4.38%, due 08/15/28 144A	595,063
600,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27 144A	602,572
700,000		Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, due 02/15/31 144A	757,892
155,000		Xerox Holdings Corp., 8.88%, due 11/30/29(l) 144A	63,161
821,000		Yapi ve Kredi Bankasi AS, 8.25% (5 yr. CMT + 4.44%)(a)(e)(m)	835,923
725,000		Yapi ve Kredi Bankasi AS, 9.25% (5 yr. CMT + 5.28%), due 01/17/34(a)(e)	775,856
850,000		Yinson Bergenia Production BV, 8.50%, due 01/31/45 144A	894,043
264,894		Yinson Boronia Production BV, 8.95%, due 07/31/42(e)	289,184
1,125,000		YPF SA, 6.95%, due 07/21/27(e)	1,134,837
2,435,000		YPF SA, 7.00%, due 09/30/33(e)	2,394,140
1,160,000		YPF SA, 8.75%, due 09/11/31 144A	1,202,111
223,000		YPF SA, 8.75%, due 09/11/31 144A	231,096
1,270,000		Yum! Brands, Inc., 3.63%, due 03/15/31	1,202,863
1,246,062		Zayo Group Holdings, Inc., 9.25%, due 03/09/30 144A	1,184,943
400,000	EUR	ZF Europe Finance BV, 7.00%, due 06/12/30(e)	496,545
1,050,000		ZF North America Capital, Inc., 6.88%, due 04/23/32 144A	1,027,573
500,000		ZF North America Capital, Inc., 7.13%, due 04/14/30 144A	504,675
905,000		ZF North America Capital, Inc., 7.50%, due 03/24/31 144A	915,273
320,000		Ziff Davis, Inc., 4.63%, due 10/15/30 144A	305,245
1,035,000		Zorlu Enerji Elektrik Uretim AS, 11.00%, due 04/23/30 144A	897,368
350,000		Zurich Finance Ireland Designated Activity Co., 3.00% (5 yr. CMT + 2.78%), due 04/19/51(a)(e)	318,478
			782,649,367
		Mortgage Backed Securities - Private Issuers — 3.8%
315,000		ALA Trust, Series 2025-OANA, Class D, 6.84% (1 mo. USD Term SOFR + 3.09%), due 06/15/40(a) 144A	317,247
265,000		Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.09%, due 01/25/67(b) 144A	217,102
2,635,188		Angel Oak Mortgage Trust, Series 2025-8, Class A1, 5.41%, due 07/25/70(f) 144A	2,657,575
1,810,370		Angel Oak Mortgage Trust, Series 2025-R1, Class A1, 4.85%, due 07/25/62(f) 144A	1,809,688
900,000		ARZ Trust, Series 2024-BILT, Class F, 8.27%, due 06/11/39 144A	931,068
450,000		BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class CNM, 3.72%, due 11/05/32(b) 144A	413,306
270,000		BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class DNM, 3.72%, due 11/05/32(b) 144A	240,195
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,280,000	Bank, Series 2022-BNK42, Class A5, 4.49%, due 06/15/55(b)	1,259,442
1,020,000	Bank, Series 2024-BNK48, Class A5, 5.05%, due 10/15/57	1,040,409
1,544,900	Barclays Mortgage Trust, Series 2022-RPL1, Class B, 4.25%, due 02/25/28(f) 144A	1,549,228
280,000	BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	267,710
150,000	Bellemeade Re Ltd., Series 2025-1, Class M1C, 7.12% (30 day USD SOFR Average + 3.25%), due 10/25/35(a) 144A	151,095
1,300,000	BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.86%, due 02/15/57	1,359,466
443,301	BX Commercial Mortgage Trust, Series 2021-21M, Class A, 4.59% (1 mo. USD Term SOFR + 0.84%), due 10/15/36(a) 144A	443,115
694,344	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 4.71% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(a) 144A	694,078
1,260,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 4.74% (1 mo. USD Term SOFR + 0.99%), due 01/17/39(a) 144A	1,259,568
1,285,000	BX Trust, Series 2025-DELC, Class F, 7.91% (1 mo. USD Term SOFR + 3.95%), due 12/15/42(a) 144A	1,291,605
1,110,000	BX Trust, Series 2025-GW, Class E, 7.40% (1 mo. USD Term SOFR + 3.65%), due 07/15/42(a) 144A	1,119,849
77,629	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.08%, due 12/15/47(b) 144A	76,642
961,243	Chase Home Lending Mortgage Trust, Series 2025-RPL1, Class A1A, 3.38%, due 04/25/65(b) 144A	871,898
270,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.47%, due 10/12/50	266,480
288,435	COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	277,904
1,968,000	COMM Mortgage Trust, Series 2015-LC19, Class D, 2.87%, due 02/10/48 144A	1,843,420
798,000	COMM Mortgage Trust, Series 2015-LC19, Class E, 4.42%, due 02/10/48(b) 144A	724,143
2,075,000	COMM Mortgage Trust, Series 2024-CBM, Class E, 7.93%, due 12/10/41(b) 144A	2,110,539
663,820	Cross Mortgage Trust, Series 2025-H6, Class A1, 5.18%, due 07/25/70(b) 144A	667,150
1,094,393	Cross Mortgage Trust, Series 2025-H9, Class A1, 5.04%, due 11/25/70(b) 144A	1,097,980
1,000,000	CSMC Trust, Series 2018-RPL9, Class A2, 3.94%, due 09/25/57(b) 144A	938,799
1,730,000	Extended Stay America Trust, Series 2025-ESH, Class F, 7.85% (1 mo. USD Term SOFR + 4.10%), due 10/15/42(a) 144A	1,751,647
935,726	Finance of America HECM Buyout, Series 2025-HB1, Class A, 4.50%, due 11/25/28(b) 144A	933,091
280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.57%, due 06/10/47(b) 144A	38,214
2,072,990	GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, due 06/25/65(f) 144A	2,096,048
1,347,646	GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10%, due 07/25/65(f) 144A	1,319,698
115,868	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 4.75% (1 mo. USD Term SOFR + 1.01%), due 06/20/35(a)	109,076
710,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.20%, due 05/10/39(b) 144A	726,683
1,600,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.26%, due 05/10/39(b) 144A	1,652,949
300,000	Imperial Fund Mortgage Trust, Series 2021-NQM4, Class B2, 4.10%, due 01/25/57(b) 144A	225,504
1,300,000	Imperial Fund Mortgage Trust, Series 2022-NQM1, Class B1, 4.08%, due 02/25/67(b) 144A	1,004,770
2,785,000	Imperial Fund Mortgage Trust, Series 2022-NQM3, Class B2, 4.41%, due 05/25/67(b) 144A	2,083,809
1,175,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class E, 3.57%, due 12/15/47(b) 144A	1,091,237
142See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,021,161	JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A4, 3.69%, due 01/25/63(b) 144A	963,801
1,715,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class B, 4.51%, due 09/15/47(b)	1,673,254
810,000	MAD Commercial Mortgage Trust, Series 2025-11MD, Class D, 6.36%, due 10/15/42(b) 144A	822,800
1,502,448	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class E, 3.79%, due 05/15/46(b) 144A	1,364,936
1,932,076	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, 5.44%, due 07/25/70(b) 144A	1,952,478
1,000,000	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM10, Class A1FC, 5.02%, due 11/25/70(f) 144A	1,003,804
490,000	MSWF Commercial Mortgage Trust, Series 2023-1, Class A4, 5.47%, due 05/15/56	510,482
1,470,000	NCMF Trust, Series 2025-MFS, Class E, 7.53%, due 06/10/33(b) 144A	1,493,930
248,004	New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 5.92%, due 06/25/57(b) 144A	243,840
981,201	New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, 5.09%, due 10/25/65(b) 144A	985,180
1,572,018	OBX Trust, Series 2025-R1, Class A1, 4.94%, due 09/25/62(f) 144A	1,571,322
1,742,474	Oceanview Mortgage Trust, Series 2025-3, Class AF1, 4.82% (30 day USD SOFR Average + 0.95%), due 05/25/55(a) 144A	1,745,070
947,016	PRET Trust, Series 2025-RPL3, Class A1, 4.15%, due 04/25/65(f) 144A	928,444
2,630,000	PRET Trust, Series 2025-RPL3, Class M1, 4.15%, due 04/25/65(f) 144A	2,435,135
383,000	PRET Trust, Series 2025-RPL5, Class M2, 4.15%, due 01/25/70(f) 144A	337,637
730,000	PRET Trust, Series 2025-RPL6, Class A2, 3.85%, due 09/25/69(f) 144A	667,991
1,100,000	PRET Trust, Series 2025-RPL6, Class M2, 3.85%, due 09/25/69(f) 144A	951,192
925,019	PRPM LLC, Series 2025-4, Class A1, 6.18%, due 06/25/30(f) 144A	927,467
960,476	PRPM LLC, Series 2025-5, Class A1, 5.73%, due 07/25/30(f) 144A	961,968
130,000	PRPM LLC, Series 2025-5, Class A2, 8.57%, due 07/25/30(f) 144A	129,979
924,197	PRPM LLC, Series 2025-6, Class A1, 5.77%, due 08/25/28(f) 144A	926,379
959,036	PRPM LLC, Series 2025-7, Class A1, 5.50%, due 08/25/30(f) 144A	962,285
245,000	PRPM LLC, Series 2025-7, Class A2, 7.45%, due 08/25/30(f) 144A	245,655
951,000	PRPM LLC, Series 2025-8, Class A2, 7.20%, due 10/25/30(f) 144A	952,510
851,857	PRPM LLC, Series 2025-RCF3, Class A1, 5.25%, due 07/25/55(f) 144A	860,012
448,515	PRPM LLC, Series 2025-RCF4, Class A1, 4.50%, due 08/25/55(f) 144A	445,603
1,000,000	PRPM LLC, Series 2025-RCF6, Class A1, 4.99%, due 12/25/55(f) 144A	999,838
820,000	PRPM LLC, Series 2025-RPL4, Class M1A, 3.00%, due 05/25/55(f) 144A	737,497
2,700,000	PRPM LLC, Series 2025-RPL5, Class A1, 4.50%, due 06/25/65(f) 144A	2,657,983
900,015	PRPM Trust, Series 2025-3, Class A1, 6.26%, due 05/25/30(f) 144A	902,393
150,000	RCO VIII Mortgage LLC, Series 2025-3, Class A2, 8.84%, due 05/25/30(f) 144A	150,836
2,155,000	ROCK Trust, Series 2024-CNTR, Class E, 8.82%, due 11/13/41 144A	2,300,358
898,148	Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A1, 5.73%, due 02/25/65(f) 144A	908,258
400,000	SG Residential Mortgage Trust, Series 2022-1, Class B2, 3.96%, due 03/27/62(b) 144A	289,705
219,162	Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 4.41% (1 mo. USD Term SOFR + 0.67%), due 05/25/45(a)	167,060
590,000	Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.50%, due 10/25/59(b) 144A	460,737
187,461	UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, due 12/15/50	185,512
922,230	Verus Securitization Trust, Series 2025-R1, Class A1, 5.40%, due 05/25/65(f) 144A	929,474
240,176	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR16, Class 2A2, 4.13%, due 12/25/36(b)	212,985
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,155,000	WBHT Commercial Mortgage Trust, Series 2025-WBM, Class E, 7.94% (1 mo. USD Term SOFR + 4.19%), due 06/15/42(a) 144A	1,150,367
1,950,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class D, 3.19%, due 12/15/49(b) 144A	1,777,924
124,737	Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, 6.67%, due 04/25/36(b)	123,776
475,000	WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 7.72%, due 07/15/40(b) 144A	487,341
1,900,000	Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.53%, due 11/10/36 144A	1,528,095
2,450,000	X-Caliber Funding LLC, Series 2025-VFN1, Class A, 6.85% (1 mo. USD Term SOFR + 2.97%), due 06/17/30(a) 144A	2,460,352
		83,423,072
	Mortgage Backed Securities - U.S. Government Agency Obligations — 7.7%
1,749	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 4.00%, due 08/25/56(b) 144A	1,744
94,035	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 1.64%, due 11/25/57(b)	35,420
388,125	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57(b) 144A	378,114
213,971	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, due 07/25/58(b) 144A	210,493
570,054	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, due 10/25/58(b)	562,758
547,255	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, due 02/25/59(b) 144A	527,191
363,866	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, due 08/25/59(b) 144A	354,362
541,324	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, due 11/25/59(b) 144A	525,779
590,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-3, Class M, 4.25%, due 05/25/60(b) 144A	575,358
407,508	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2021-1, Class M, 4.25%, due 09/25/60 144A	394,962
96,321	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2021-3, Class BXS, 7.76%, due 03/25/61(b) 144A	57,758
3,140,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1, Class B2, 10.97%, (30 day USD SOFR Average + 7.10%), due 01/25/42(a) 144A	3,307,952
1,850,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-HQA2, Class B2, 11.59%, (30 day USD SOFR Average + 7.71%), due 03/25/50(a) 144A	2,246,153
2,900,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA7, Class B2, 11.67%, (30 day USD SOFR Average + 7.80%), due 11/25/41(a) 144A	3,049,672
2,704,714	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R07, Class 1B2, 15.87%, (30 day USD SOFR Average + 12.00%), due 06/25/42(a) 144A	3,092,528
3,105,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.37%, (30 day USD SOFR Average + 5.50%), due 12/25/41(a) 144A	3,212,340
2,475,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 9.87%, (30 day USD SOFR Average + 6.00%), due 10/25/41(a) 144A	2,556,688
3,095,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 9.87%, (30 day USD SOFR Average + 6.00%), due 12/25/41(a) 144A	3,209,433
144See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Mortgage Backed Securities - U.S. Government Agency Obligations — continued
2,920,000		Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 10.87%, (30 day USD SOFR Average + 7.00%), due 04/25/42(a) 144A	3,113,368
1,840,000		Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 11.52%, (30 day USD SOFR Average + 7.65%), due 01/25/42(a) 144A	1,943,800
3,420,000		Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B2, 13.37%, (30 day USD SOFR Average + 9.50%), due 03/25/42(a) 144A	3,729,118
1,250,000		Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R03, Class 1B2, 13.72%, (30 day USD SOFR Average + 9.85%), due 03/25/42(a) 144A	1,367,612
592,552		Government National Mortgage Association REMICS, Series 2014-H23, Class FA, 4.76%, (1 mo. USD Term SOFR + 0.76%), due 11/20/64(a)	593,652
52,146		Government National Mortgage Association REMICS, Series 2015-H32, Class FA, 4.86%, (1 mo. USD Term SOFR + 0.86%), due 12/20/65(a)	52,322
880,178		Multifamily Housing Mortgage Loan Trust, Series Q034, Class APT2, 2.90%, due 07/25/54(b)	856,962
150,000		Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/56	138,525
12,450,000		Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/55	12,170,989
400,000		Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	390,661
14,375,000		Uniform Mortgage-Backed Security, TBA, 5.00%, due 02/01/56	14,339,118
19,815,000		Uniform Mortgage-Backed Security, TBA, 5.50%, due 01/01/55	20,107,510
43,050,000		Uniform Mortgage-Backed Security, TBA, 6.00%, due 01/01/55	44,219,532
900,000		Uniform Mortgage-Backed Security, TBA, 6.00%, due 02/01/56	923,923
36,860,000		Uniform Mortgage-Backed Security, TBA, 6.50%, due 02/01/56	38,319,426
			166,565,223
		Municipal Obligation — 0.0%
810,000		Maricopa County Industrial Development Authority, 7.38%, due 10/01/29 144A	850,064
		Sovereign Debt Obligations — 16.0%
1,195,000		Africa Finance Corp., 7.50%, (5 yr. CMT + 3.02%)(a)(e)(m)	1,204,733
1,055,000		Angola Government International Bonds, 8.00%, due 11/26/29(e)	1,032,476
851,000		Angola Government International Bonds, 8.00%, due 11/26/29(e)	832,831
1,200,000		Angola Government International Bonds, 8.75%, due 04/14/32 144A	1,171,959
1,304,000		Angola Government International Bonds, 8.75%, due 04/14/32(e)	1,273,529
390,000		Angola Government International Bonds, 9.13%, due 11/26/49(e)	335,797
532,000		Angolan Government International Bonds, 9.24%, due 01/15/31 144A	536,237
438,000		Angolan Government International Bonds, 9.88%, due 10/15/35 144A	434,670
62,985		Argentina Republic Government International Bonds, 0.75%, due 07/09/30(f)	53,852
2,544,536		Argentina Republic Government International Bonds, 0.75%, due 07/09/30(f)	2,175,578
4,404		Argentina Republic Government International Bonds, 1.00%, due 07/09/29	3,933
5,884,737		Argentina Republic Government International Bonds, 3.50%, due 07/09/41(f)	4,089,892
4,990,214		Argentina Republic Government International Bonds, 4.13%, due 07/09/35(f)	3,717,709
1,370,428		Argentina Republic Government International Bonds, 4.13%, due 07/09/35(f)	1,020,969
4,200,000		Argentina Republic Government International Bonds, 4.13%, due 07/09/46(f)(o)	3,009,300
23,300,000	INR	Asian Infrastructure Investment Bank, 6.65%, due 06/30/33(e)	257,188
37,500,000	MXN	Asian Infrastructure Investment Bank, 9.89%, due 02/08/38(e)(k)	653,724
1,219,000		Bahamas Government International Bonds, 8.25%, due 06/24/36 144A	1,363,232
250,000		Bahamas Government International Bonds, 8.25%, due 06/24/36(e)	279,580
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Sovereign Debt Obligations — continued
215,000		Bahamas Government International Bonds, 8.95%, due 10/15/32(e)	241,875
962,000		Bahrain Government International Bonds, 5.25%, due 01/25/33(e)	920,040
972,000		Bahrain Government International Bonds, 5.63%, due 05/18/34(e)	934,667
3,229,000		Baiterek National Managing Holding JSC, 4.65%, due 10/01/30 144A	3,228,015
1,325,000		Benin Government International Bonds, 7.96%, due 02/13/38(e)	1,379,317
200,000		Benin Government International Bonds, 7.96%, due 02/13/38(e)	208,199
4,030,000		Bermuda Government International Bonds, 2.38%, due 08/20/30(e)	3,671,330
1,499,000		Bermuda Government International Bonds, 3.38%, due 08/20/50(e)	1,045,553
3,510,000		Bermuda Government International Bonds, 5.00%, due 07/15/32(e)	3,557,385
340,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	374,034
140,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 04/01/33(e)	162,989
110,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.20%, due 10/01/40(e)	132,193
2,075,000		Brazil Government International Bonds, 7.25%, due 01/12/56	2,060,994
1,893,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	319,829
17,270,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	2,769,597
11,147,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/33	1,714,404
229,000	BRL	Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/35	34,266
76,000	EUR	Bulgaria Government International Bonds, 1.38%, due 09/23/50(e)	50,820
5,898,000		Chile Government International Bonds, 4.34%, due 03/07/42	5,263,965
4,934,000		Chile Government International Bonds, 5.65%, due 01/13/37	5,225,106
12,240,000	CNY	China Government Bonds, 2.15%, due 08/25/55	1,706,350
100,000	EUR	Colombia Government International Bonds, 5.00%, due 09/19/32	112,656
2,275,000		Colombia Government International Bonds, 5.00%, due 06/15/45	1,662,456
1,125,000	EUR	Colombia Government International Bonds, 5.75%, due 11/26/34	1,282,573
2,095,000	EUR	Colombia Government International Bonds, 6.50%, due 11/26/38	2,383,658
1,575,000		Colombia Government International Bonds, 7.38%, due 09/18/37	1,605,712
650,000		Colombia Government International Bonds, 7.75%, due 11/07/36	678,698
459,000		Colombia Government International Bonds, 8.00%, due 11/14/35	490,212
1,683,000		Colombia Government International Bonds, 8.38%, due 11/07/54	1,789,870
1,420,000		Colombia Government International Bonds, 8.50%, due 04/25/35	1,566,970
953,094,480	COP	Colombia TES, 2.25%, due 04/18/29	223,162
858,700,000	COP	Colombia TES, 6.25%, due 07/09/36	141,625
3,353,701,202	COP	Colombia TES, 6.50%, due 01/22/31	892,740
431,600,000	COP	Colombia TES, 7.25%, due 10/18/34	81,327
393,400,000	COP	Colombia TES, 7.75%, due 09/18/30	85,634
2,385,900,000	COP	Colombia TES, 9.25%, due 05/28/42	471,750
5,131,000,000	COP	Colombia TES, 11.00%, due 08/22/29	1,283,912
1,276,200,000	COP	Colombia TES, 11.50%, due 07/25/46	303,974
12,040,000,000	COP	Colombia TES, 11.75%, due 01/24/35	2,979,114
1,125,000,000	COP	Colombia TES, 12.75%, due 11/28/40	299,176
1,000,000	EUR	Costa Rica Government International Bonds, 5.50%, due 11/21/30 144A	1,193,036
600,000		Costa Rica Government International Bonds, 7.16%, due 03/12/45(e)	665,700
1,124,000		Costa Rica Government International Bonds, 7.16%, due 03/12/45(e)	1,247,078
4,050,000	CZK	Czech Republic Government Bonds, 1.50%, due 04/24/40	129,501
4,090,000	CZK	Czech Republic Government Bonds, 2.00%, due 10/13/33	167,270
6,930,000	CZK	Czech Republic Government Bonds, 3.50%, due 05/30/35	311,591
58,740,000	CZK	Czech Republic Government Bonds, 3.60%, due 06/03/36	2,615,213
8,570,000	CZK	Czech Republic Government Bonds, 4.20%, due 12/04/36(e)	402,139
6,490,000	CZK	Czech Republic Government Bonds, 4.25%, due 10/24/34	309,547
146See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Sovereign Debt Obligations — continued
1,500,000	CZK	Czech Republic Government Bonds, 4.50%, due 11/11/32	73,630
270,000		Dominican Republic International Bonds, 4.50%, due 01/30/30(e)	264,357
3,125,000		Dominican Republic International Bonds, 4.88%, due 09/23/32(e)	3,014,844
350,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	355,128
1,694,000		Dominican Republic International Bonds, 5.88%, due 10/28/35(e)	1,699,167
1,804,000		Dominican Republic International Bonds, 5.88%, due 01/30/60(e)	1,613,227
150,000		Dominican Republic International Bonds, 6.00%, due 02/22/33(e)	153,983
884,000		Dominican Republic International Bonds, 6.85%, due 01/27/45(e)	923,029
890,000		Dominican Republic International Bonds, 6.95%, due 03/15/37(e)	956,617
75,600,000	DOP	Dominican Republic International Bonds, 10.75%, due 06/01/36 144A	1,296,801
23,500,000	DOP	Dominican Republic International Bonds, 13.63%, due 02/03/33(e)	453,022
2,747,000		Eagle Funding Luxco SARL, 5.50%, due 08/17/30 144A	2,800,869
3,050,000		Eagle Funding Luxco SARL, 5.50%, due 08/17/30(e)	3,109,810
1,625,000		Ecuador Government International Bonds, 5.00%, due 07/31/40(e)(f)	1,276,438
3,938,000		Ecuador Government International Bonds, 6.90%, due 07/31/30(e)	3,896,690
2,325,000		Ecuador Government International Bonds, 6.90%, due 07/31/35 144A	2,056,462
3,963,507		Ecuador Government International Bonds, 6.90%, due 07/31/35(e)	3,505,722
57,137,000	EGP	Egypt Government Bonds, 25.32%, due 08/13/27	1,235,293
1,200,000		Egypt Government International Bonds, 6.59%, due 02/21/28(e)	1,235,141
1,795,000		Egypt Government International Bonds, 7.90%, due 02/21/48(e)	1,670,815
3,670,000		Egypt Government International Bonds, 8.50%, due 01/31/47(e)	3,618,377
925,000		Egypt Government International Bonds, 8.50%, due 01/31/47(e)	911,989
691,000		Egypt Government International Bonds, 8.88%, due 05/29/50(e)	703,569
800,000		El Salvador Government International Bonds, 7.12%, due 01/20/50(e)	738,624
640,000		El Salvador Government International Bonds, 9.25%, due 04/17/30 144A	698,573
151,000		El Salvador Government International Bonds, 9.50%, due 07/15/52(e)	171,142
810,000		El Salvador Government International Bonds, 9.65%, due 11/21/54(e)	930,731
27,200,000	INR	European Bank for Reconstruction & Development, 6.75%, due 01/13/32	302,438
3,110,000		Gabon Government International Bonds, 6.63%, due 02/06/31(e)	2,421,767
725,000		Gabon Government International Bonds, 6.63%, due 02/06/31(e)	564,560
1,300,000		Ghana Government International Bonds, 5.00%, due 07/03/29(e)(f)	1,279,910
1,375,000		Ghana Government International Bonds, 5.00%, due 07/03/35(e)(f)	1,261,601
600,000		Ghana Government International Bonds, 9.50%, due 02/18/29(e)	521,220
900,000		Guatemala Government Bonds, 4.65%, due 10/07/41(e)(l)	781,988
540,000		Guatemala Government Bonds, 6.05%, due 08/06/31(e)	564,030
676,000		Guatemala Government Bonds, 6.55%, due 02/06/37(e)	726,700
420,000		Guatemala Government Bonds, 6.60%, due 06/13/36(e)	452,970
252,000		Guatemala Government Bonds, 6.60%, due 06/13/36(e)	271,782
696,000		Guatemala Government Bonds, 6.88%, due 08/15/55 144A	745,590
107,580,000	HUF	Hungary Government Bonds, 3.00%, due 10/27/38	218,274
600,000		Hungary Government International Bonds, 5.38%, due 09/26/30 144A	617,110
250,000		Hungary Government International Bonds, 5.38%, due 09/26/30(e)	257,129
2,350,000		Hungary Government International Bonds, 5.50%, due 03/26/36(e)	2,355,172
440,000		Hungary Government International Bonds, 6.75%, due 09/25/52 144A	468,117
1,700,000		Hungary Government International Bonds, 7.63%, due 03/29/41	1,998,325
17,290,000	INR	India Government Bonds, 6.64%, due 06/16/35	191,849
63,570,000	INR	India Government Bonds, 7.30%, due 06/19/53	709,400
54,099,000,000	IDR	Indonesia Treasury Bonds, 5.88%, due 03/15/31	3,299,564
69,527,000,000	IDR	Indonesia Treasury Bonds, 6.50%, due 07/15/30	4,338,735
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Sovereign Debt Obligations — continued
55,770,000,000	IDR	Indonesia Treasury Bonds, 6.75%, due 07/15/35	3,518,811
4,385,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 08/15/40	282,502
1,083,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/42	68,910
1,867,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 06/15/43	118,796
3,405,000,000	IDR	Indonesia Treasury Bonds, 7.13%, due 08/15/45	219,261
20,000,000	INR	International Bank for Reconstruction & Development, 6.50%, due 10/01/37	218,916
12,600,000	INR	International Bank for Reconstruction & Development, 6.75%, due 07/13/29	140,751
1,320,000		Istanbul Metropolitan Municipality, 10.50%, due 12/06/28(e)	1,451,544
330,000		Ivory Coast Government International Bonds, 6.38%, due 03/03/28(e)	335,506
1,790,000		Ivory Coast Government International Bonds, 7.63%, due 01/30/33 144A	1,940,037
2,200,000		Ivory Coast Government International Bonds, 7.63%, due 01/30/33(e)	2,384,403
1,245,000		Ivory Coast Government International Bonds, 8.08%, due 04/01/36 144A	1,348,580
1,956,000		Ivory Coast Government International Bonds, 8.25%, due 01/30/37(e)	2,135,277
151,000		Jamaica Government International Bonds, 8.00%, due 03/15/39	182,710
108,000,000	JMD	Jamaica Government International Bonds, 9.63%, due 11/03/30	721,257
820,000		Jordan Government International Bonds, 7.75%, due 01/15/28 144A	856,723
850,000		Lebanon Government International Bonds, 7.00%, due 03/23/32(e)(n)	201,484
850,000		Lebanon Government International Bonds, 7.25%, due 03/23/37(e)(n)	201,720
850,000		Lebanon Government International Bonds, 8.25%, due 04/12/21(e)(n)	198,131
12,467,000	MYR	Malaysia Government Bonds, 3.48%, due 07/02/35	3,065,170
3,749,000	MYR	Malaysia Government Bonds, 3.58%, due 07/15/32	934,710
1,995,000	MYR	Malaysia Government Bonds, 3.83%, due 07/05/34	504,149
6,364,000	MYR	Malaysia Government Bonds, 3.89%, due 08/15/29	1,605,198
1,920,000	MYR	Malaysia Government Bonds, 3.90%, due 11/16/27	482,166
858,000	MYR	Malaysia Government Bonds, 3.91%, due 07/15/26	212,597
2,020,000	MYR	Malaysia Government Bonds, 4.39%, due 04/15/26	499,973
1,313,000	MYR	Malaysia Government Bonds, 4.46%, due 03/31/53	350,515
955,000	MYR	Malaysia Government Bonds, 4.70%, due 10/15/42	259,949
786,000	MYR	Malaysia Government Bonds, 4.76%, due 04/07/37	213,624
50,000,000	MXN	Mexico Bonos, 5.75%, due 03/05/26	2,771,238
61,025,900	MXN	Mexico Bonos, 7.75%, due 11/13/42	2,904,991
787,500	MXN	Mexico Bonos, 8.00%, due 11/07/47	37,756
2,799,800	MXN	Mexico Bonos, 8.00%, due 07/31/53	132,995
3,259,000	MXN	Mexico Bonos, 8.00%, due 04/29/55	154,060
5,658,780	MXN	Mexico Cetes, 7.68%, due 09/02/27(k)	27,726
41,126,900	MXN	Mexico Cetes, 7.70%, due 10/28/27(k)	1,989,336
500,000		Mexico Government International Bonds, 5.38%, due 03/22/33	497,250
400,000		Mexico Government International Bonds, 5.85%, due 07/02/32	411,464
2,900,000		Mexico Government International Bonds, 6.00%, due 05/07/36	2,945,675
1,850,000		Mexico Government International Bonds, 6.40%, due 05/07/54	1,783,400
47,172,634	MXN	Mexico Udibonos, 2.75%, due 11/27/31	2,376,098
2,659,000		Mongolia Government International Bond, 4.45%, due 07/07/31(e)	2,445,223
2,300,000		Mongolia Government International Bonds, 4.45%, due 07/07/31(e)	2,115,086
340,000		Mongolia Government International Bonds, 7.88%, due 06/05/29(e)	362,748
1,850,000		Mongolia Government International Bonds, 7.88%, due 06/05/29(e)	1,973,776
700,000		Morocco Government International Bonds, 3.00%, due 12/15/32(e)	616,909
2,265,000		Nigeria Government International Bonds, 7.14%, due 02/23/30(e)	2,351,320
650,000		Nigeria Government International Bonds, 8.63%, due 01/13/36(e)	700,093
500,000		Nigeria Government International Bonds, 8.63%, due 01/13/36 144A	538,533
148See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Sovereign Debt Obligations — continued
500,000		Nigeria Government International Bonds, 9.13%, due 01/13/46(l) 144A	539,176
1,200,000		Oman Government International Bonds, 6.50%, due 03/08/47(e)	1,291,868
1,100,000		Pakistan Global Sukuk Programme Co. Ltd., 7.95%, due 01/31/29(e)	1,127,884
1,515,000		Pakistan Government International Bonds, 7.88%, due 03/31/36(e)	1,489,061
1,838,000		Pakistan Government International Bonds, 7.88%, due 03/31/36(e)	1,806,530
3,175,000		Panama Government International Bonds, 6.88%, due 01/31/36(l)	3,461,464
1,275,000		Paraguay Government International Bonds, 3.85%, due 06/28/33(e)	1,208,737
420,000		Paraguay Government International Bonds, 5.85%, due 08/21/33(e)	447,005
810,000		Paraguay Government International Bonds, 5.85%, due 08/21/33(e)	862,082
2,175,000		Paraguay Government International Bonds, 6.00%, due 02/09/36(e)	2,338,651
645,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31 144A	92,911
628,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31(e)	91,160
175,000	PEN	Peru Government Bonds, 5.35%, due 08/12/40	46,225
9,425,000	PEN	Peru Government Bonds, 7.30%, due 08/12/33(e)	3,197,723
1,669,000	PEN	Peru Government Bonds, 7.60%, due 08/12/39(e)	542,277
440,000		Peru Government International Bonds, 3.00%, due 01/15/34	383,614
3,515,000		Peru Government International Bonds, 3.00%, due 01/15/34	3,064,553
3,600,000		Peru Government International Bonds, 3.30%, due 03/11/41	2,788,560
2,450,000	PEN	Peru Government International Bonds, 6.35%, due 08/12/28(e)	767,083
2,900,000	PEN	Peru Government International Bonds, 6.90%, due 08/12/37(e)	902,326
11,719,000	PEN	Peru Government International Bonds, 6.90%, due 08/12/37(e)	3,646,332
9,617,000	PEN	Peru Government International Bonds, 7.30%, due 08/12/33(e)	3,262,865
3,337,000		Peruvian Government International Bond, 5.50%, due 03/30/36	3,408,245
25,865,000	PHP	Philippines Government Bonds, 6.00%, due 08/20/30	443,178
158,450,000	PHP	Philippines Government Bonds, 6.25%, due 01/25/34	2,736,019
164,860,000	PHP	Philippines Government Bonds, 6.38%, due 07/27/30	2,866,368
12,200,000	PHP	Philippines Government Bonds, 6.75%, due 09/15/32	216,977
640,000		Provincia de Cordoba, 9.75%, due 07/02/32 144A	674,720
1,350,000		Republic of Cameroon International Bonds, 9.50%, due 07/31/31(e)	1,347,564
4,368,811	GHS	Republic of Ghana Government Bonds, 8.80%, due 02/12/30	342,254
2,036,231	GHS	Republic of Ghana Government Bonds, 9.25%, due 02/08/33	143,267
820,740	GHS	Republic of Ghana Government Bonds, 10.00%, due 02/02/38	53,878
1,100,000		Republic of Kenya Government International Bonds, 6.30%, due 01/23/34(e)	1,009,545
400,000		Republic of Kenya Government International Bonds, 8.80%, due 10/09/38 144A	405,199
1,380,000		Republic of Kenya Government International Bonds, 9.75%, due 02/16/31 144A	1,510,420
593,000	PLN	Republic of Poland Government Bonds, 1.75%, due 04/25/32	139,092
2,645,000	PLN	Republic of Poland Government Bonds, 5.00%, due 10/25/34	733,100
668,000	PLN	Republic of Poland Government Bonds, 5.00%, due 10/25/35	183,860
1,549,894	ZAR	Republic of South Africa Government Bond CPI-Linked, 2.25%, due 01/31/38	75,956
3,010,289	ZAR	Republic of South Africa Government Bond CPI-Linked, 2.50%, due 03/31/46	139,689
6,900,000	ZAR	Republic of South Africa Government Bonds, 8.00%, due 01/31/30	425,391
66,800,000	ZAR	Republic of South Africa Government Bonds, 8.25%, due 03/31/32	4,128,472
101,781,977	ZAR	Republic of South Africa Government Bonds, 8.50%, due 01/31/37	6,092,579
17,424,958	ZAR	Republic of South Africa Government Bonds, 8.75%, due 01/31/44	1,006,807
78,455,000	ZAR	Republic of South Africa Government Bonds, 8.88%, due 02/28/35	4,933,456
66,570,000	ZAR	Republic of South Africa Government Bonds, 9.00%, due 01/31/40	4,028,377
5,683,000	ZAR	Republic of South Africa Government Bonds, 9.88%, due 03/31/39	367,531
31,000,000	ZAR	Republic of South Africa Government Bonds, 10.50%, due 12/21/26	1,920,120
10,000,000	ZAR	Republic of South Africa Government Bonds, 10.88%, due 03/31/38	697,701
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Sovereign Debt Obligations — continued
1,229,000	ZAR	Republic of South Africa Government Bonds, 11.63%, due 03/31/53	93,634
1,500,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	1,547,266
5,535,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	5,709,413
525,000		Republic of South Africa Government International Bonds, 7.10%, due 11/19/36(e)	564,306
3,225,000		Republic of South Africa Government International Bonds, 7.25%, due 12/11/55 144A	3,202,180
650,000		Republic of South Africa Government International Bonds, 7.30%, due 04/20/52	657,886
5,614,500,000	UGX	Republic of Uganda Government Bonds, 14.25%, due 06/22/34	1,399,353
5,614,500,000	UGX	Republic of Uganda Government Bonds, 15.00%, due 06/18/43	1,341,018
1,185,000	RON	Romania Government Bonds, 4.75%, due 10/11/34	237,891
3,440,000	RON	Romania Government Bonds, 6.75%, due 04/25/35	793,702
1,550,000	RON	Romania Government Bonds, 7.65%, due 07/27/31	373,313
495,000	RON	Romania Government Bonds, 8.25%, due 09/29/32	123,061
735,000	EUR	Romania Government International Bonds, 2.75%, due 04/14/41(e)	575,282
475,000	EUR	Romania Government International Bonds, 2.88%, due 04/13/42(e)	370,327
1,430,000	EUR	Romania Government International Bonds, 3.75%, due 02/07/34(e)	1,517,590
3,775,000	EUR	Romania Government International Bonds, 5.38%, due 03/22/31(e)	4,620,394
290,000	EUR	Romania Government International Bonds, 5.38%, due 03/22/31 144A	354,944
1,927,000	EUR	Romania Government International Bonds, 5.38%, due 06/07/33 144A	2,292,454
336,000	EUR	Romania Government International Bonds, 5.38%, due 06/07/33(e)	399,722
900,000		Romania Government International Bonds, 5.75%, due 03/24/35 144A	895,057
716,000		Romania Government International Bonds, 5.75%, due 03/24/35 144A	712,068
594,000		Romania Government International Bonds, 5.88%, due 01/30/29(e)	613,948
576,000		Romania Government International Bonds, 6.38%, due 01/30/34(e)	601,366
800,000	EUR	Romania Government International Bonds, 6.50%, due 10/07/45 144A	938,146
1,250,000	EUR	Romania Government International Bonds, 6.75%, due 07/11/39 144A	1,536,245
690,000		Romania Government International Bonds, 7.13%, due 01/17/33(e)	751,019
720,000		Romania Government International Bonds, 7.50%, due 02/10/37 144A	799,719
532,000		Romania Government International Bonds, 7.50%, due 02/10/37 144A	590,903
1,800,000		Saudi Government International Bonds, 3.75%, due 01/21/55(e)(l)	1,278,005
2,375,000	EUR	Senegal Government International Bonds, 4.75%, due 03/13/28(e)	1,942,612
1,080,000	EUR	Senegal Government International Bonds, 5.38%, due 06/08/37(e)	695,184
1,855,000	EUR	Senegal Government International Bonds, 5.38%, due 06/08/37(e)	1,194,043
1,850,000		Senegal Government International Bonds, 6.25%, due 05/23/33(e)	1,080,446
2,075,000		Senegal Government International Bonds, 6.25%, due 05/23/33(e)	1,211,851
1,285,000		Senegal Government International Bonds, 6.75%, due 03/13/48(e)	697,743
2,450,000		Senegal Government International Bonds, 6.75%, due 03/13/48(e)	1,330,328
1,500,000		Senegal Government International Bonds, 7.75%, due 06/10/31(e)	891,234
1,700,000		Serbia International Bonds, 6.00%, due 06/12/34(e)	1,764,996
37,292		Sri Lanka Government International Bonds, 3.10%, due 01/15/30(f) 144A	35,542
698,148		Sri Lanka Government International Bonds, 3.35%, due 03/15/33(f) 144A	601,904
34,279		Sri Lanka Government International Bonds, 3.60%, due 05/15/36(f) 144A	31,270
2,889,335		Sri Lanka Government International Bonds, 3.60%, due 02/15/38(f) 144A	2,642,326
1,050,000		Sri Lanka Government International Bonds, 3.60%, due 02/15/38(e)(f)	960,235
34,849		Sri Lanka Government International Bonds, 4.00%, due 04/15/28 144A	33,457
411,000		Suriname Government International Bonds, 7.70%, due 11/06/30 144A	424,871
47,685,915	THB	Thailand Government Bonds, 1.25%, due 03/12/28(e)	1,494,247
10,402,000	THB	Thailand Government Bonds, 1.60%, due 06/17/35	330,755
41,134,000	THB	Thailand Government Bonds, 2.98%, due 06/17/45	1,455,117
1,497,000	THB	Thailand Government Bonds, 3.30%, due 06/17/38	54,867
150See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value		Description	Value ($)
		Sovereign Debt Obligations — continued
10,190,000	THB	Thailand Government Bonds, 3.45%, due 06/17/43	378,177
3,176,000	THB	Thailand Government Bonds, 3.78%, due 06/25/32	115,932
51,603,587	TRY	Turkiye Government Bonds, 27.70%, due 09/27/34	1,225,185
36,811,694	TRY	Turkiye Government Bonds, 30.00%, due 09/12/29	834,814
20,600,000	TRY	Turkiye Government Bonds, 36.00%, due 08/12/26	483,435
1,037,000		Turkiye Government International Bonds, 7.13%, due 02/12/32	1,100,690
4,565,000		Turkiye Government International Bonds, 7.25%, due 05/29/32	4,863,900
2,180,000		Ukraine Government International Bonds, 3.00%, due 02/01/34(e)(f)	1,040,756
582,130		Ukraine Government International Bonds, 4.50%, due 02/01/29(e)(f)	436,553
5,490,696		Ukraine Government International Bonds, 4.50%, due 02/01/35(e)(f)	3,309,031
1,291,157		Ukraine Government International Bonds, 4.50%, due 02/01/36(e)(f)	766,618
427,308	UYU	Uruguay Government International Bonds, 3.40%, due 05/16/45	10,956
44,563,000	UYU	Uruguay Government International Bonds, 8.00%, due 10/29/35	1,175,263
4,406,000	UYU	Uruguay Government International Bonds, 8.00%, due 10/29/35	116,548
8,746,000	UYU	Uruguay Government International Bonds, 9.75%, due 07/20/33	251,485
6,142,303		Zambia Government International Bonds, 0.50%, due 12/31/53(e)	4,338,951
			346,925,125
		U.S. Government and Agency Obligations — 7.0%
250,000		Farm Credit Bank of Texas, Series 6, 7.00%, (5 yr. CMT + 3.01%)(a)(m)	257,881
250,000		Farm Credit Bank of Texas, 7.75%, (5 yr. CMT + 3.29%)(a)(m)	263,427
34,000		U.S. Treasury Bonds, 3.00%, due 11/15/44	26,410
3,530,000		U.S. Treasury Bonds, 4.63%, due 11/15/45	3,462,709
6,000,000		U.S. Treasury Bonds, 4.63%, due 02/15/55	5,806,406
18,165,000		U.S. Treasury Bonds, 4.75%, due 02/15/45(p)	18,144,423
13,852,100		U.S. Treasury Bonds, 4.75%, due 05/15/55	13,676,784
2,439,000		U.S. Treasury Bonds, 4.88%, due 08/15/45	2,472,536
31,575,000		U.S. Treasury Bonds, 6.25%, due 05/15/30	34,845,973
9,067,209		U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 02/15/50	5,240,662
12,593,117		U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 02/15/42	9,835,108
7,371,823		U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	7,343,916
21,190,000		U.S. Treasury Notes, 3.38%, due 11/30/27	21,152,752
6,865,000		U.S. Treasury Notes, 4.00%, due 07/31/32	6,912,063
5,064,000		U.S. Treasury Notes, 4.25%, due 08/15/35(q)	5,112,266
16,140,000		U.S. Treasury Notes, 4.63%, due 02/15/35(r)	16,790,959
			151,344,275
		TOTAL DEBT OBLIGATIONS (COST $2,074,797,915)	2,111,939,425

Shares	Description	Value ($)
	COMMON STOCKS — 0.7%
	Basic Materials — 0.0%
1,282	Arctic Canadian Diamond Co. Ltd.(h)(i)	18,781
	Consumer, Cyclical — 0.0%
24,811	Spirit Aviation Holdings, Inc.*	6,228
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)
	Energy — 0.0%
25,000	Enviva, Inc.*	395,000
	Financial — 0.7%
87,524	ARES Capital Corp.(l)	1,770,610
151,455	Barings BDC, Inc.	1,390,357
30,000	Blackstone Secured Lending Fund(l)	789,900
105,767	Blue Owl Capital Corp.	1,314,684
49,170	Blue Owl Technology Finance Corp.	714,932
39,542	Crescent Capital BDC, Inc.(l)	555,565
64,380	FS KKR Capital Corp.	953,468
82,218	Goldman Sachs BDC, Inc.	762,983
102,000	Golub Capital BDC, Inc.	1,384,140
42,000	MidCap Financial Investment Corp.(l)	480,480
39,115	MSC Income Fund, Inc.(l)	513,971
36,389	New Mountain Finance Corp.	335,143
28,999	Nuveen Churchill Direct Lending Corp.	386,847
53,000	Oaktree Specialty Lending Corp.	675,220
59,450	Runway Growth Finance Corp.(l)	530,888
30,000	Sixth Street Specialty Lending, Inc.	651,600
97,973	Yeoman Capital SA*(l)	858,153
		14,068,941
	Industrial — 0.0%
9,896	Luxco Co. Ltd.*(i)	178,113
	Technology — 0.0%
30,000	Avaya Holdings Corp.*	440,010
	TOTAL COMMON STOCKS (COST $16,384,655)	15,107,073
	INVESTMENT COMPANIES — 0.5%
100,000	Invesco Senior Loan ETF	2,100,000
224,800	SPDR Blackstone Senior Loan ETF(l)	9,277,496
	TOTAL INVESTMENT COMPANIES (COST $11,239,580)	11,377,496

	PREFERRED STOCKS — 0.3%
	Communications — 0.0%
3,350	T-Mobile USA, Inc., 6.25%*	83,918
12,825	T-Mobile USA, Inc., 5.50%	300,746
		384,664
	Financial — 0.2%
27,277	ARES Management Corp., Series B, 6.75%	1,374,761
295	Bank of America Corp., Series L, 7.25%(m)	369,340
8,485	Brighthouse Financial, Inc., Series C, 5.38%(m)	105,893
12,100	Citizens Financial Group, Inc., Series I, 6.50%(a)(l)(m)	307,219
4,725	Corebridge Financial, Inc., 6.38%	109,856
9,525	Enstar Group Ltd., Series D, 7.00%(a)(m)	225,266
16,196	KKR & Co., Inc., Series D, 6.25%	839,601
152See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Shares	Description	Value ($)

	Financial — continued
8,950	Morgan Stanley, Series Q, 6.63%(l)(m)	233,863
11,425	Synchrony Financial, Series B, 8.25%(a)(m)	300,363
		3,866,162
	Industrial — 0.1%
10,916	Boeing Co., 6.00%	753,859
	Utilities — 0.0%
7,300	DTE Energy Co., Series H, 6.25%	181,697
2,367	PG&E Corp., Series A, 6.00%	97,047
1,625	Sempra, 5.75%	35,929
13,225	Southern Co., 6.50%	335,915
		650,588
	TOTAL PREFERRED STOCKS (COST $5,521,659)	5,655,273

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 6.1%
		Mutual Fund - Securities Lending Collateral — 2.1%
45,915,186		State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(s)(t)	45,915,186
		Sovereign Debt Obligations — 0.2%
11,575,000	EGP	Egypt Treasury Bills, 25.91%, due 01/20/26(k)	240,218
49,550,000	EGP	Egypt Treasury Bills, 26.38%, due 09/08/26(k)	894,046
27,675,000	EGP	Egypt Treasury Bills, 26.39%, due 09/15/26(k)	497,426
12,800,000	EGP	Egypt Treasury Bills, 26.44%, due 09/01/26(k)	231,853
5,850,000	EGP	Egypt Treasury Bills, 27.38%, due 06/16/26(k)	110,526
1,850,000	EGP	Egypt Treasury Bills, 28.07%, due 03/17/26(k)	36,964
55,800,000	EGP	Egypt Treasury Bills, 28.44%, due 03/10/26(k)	1,120,095
			3,131,128
		Repurchase Agreement — 0.1%
2,900,000
Bank of America Repurchase Agreement, dated 12/31/25, maturing on 01/02/26 with a maturity value of $2,900,628 and an effective yield of 3.90%, collateralized by
U.S. Treasury Note with maturity date 2/28/2027 and a market value of $2,920,051
			2,900,000
		U.S. Government and Agency Obligations — 3.7%
1,500,000		U.S. Treasury Bills, 3.57%, due 02/19/26(k)	1,492,890
793,000		U.S. Treasury Bills, 3.44%, due 01/08/26(k)	792,541
2,800,000		U.S. Treasury Bills, 3.41%, due 01/15/26(k)	2,796,421
14,475,000		U.S. Treasury Bills, 3.26%, due 01/06/26(k)	14,469,451
60,032,000		U.S. Treasury Bills, 3.50%, due 01/20/26(k)(r)	59,925,913
2,000		U.S. Treasury Bills, 3.82%, due 02/10/26(k)	1,992
63,000		U.S. Treasury Bills, 3.85%, due 03/03/26(k)	62,629
131,000		U.S. Treasury Bills, 3.83%, due 03/24/26(k)	129,968
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value	Description	Value ($)
	U.S. Government and Agency Obligations — continued
22,000	U.S. Treasury Bills, 3.62%, due 04/14/26(k)	21,781
		79,693,586
	TOTAL SHORT-TERM INVESTMENTS (COST $131,613,340)	131,639,900
	TOTAL INVESTMENTS — 104.8% (Cost $2,239,557,149)	2,275,719,167
	Other Assets and Liabilities (net) — (4.8)%	(103,801,291)
	NET ASSETS — 100.0%	$2,171,917,876

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Variable or floating rate note. Rate shown is as of December 31, 2025.
(b)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Year of maturity is greater than 2100.
(d)	When-issued security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(f)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(g)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(h)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(i)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.
As of period end, the market value of restricted securities was $812,416, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

(j)	Represents a zero coupon bond; no yield to maturity is available.
(k)	Interest rate presented is yield to maturity.
(l)	All or a portion of this security is out on loan.
(m)	Security is perpetual and has no stated maturity date.
(n)	Security is currently in default.
(o)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.
(p)	All or a portion of this security is pledged for open futures collateral.
154See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
(q)	All or a portion of this security is pledged for forward foreign currency contracts, OTC swaps, and/or OTC options collateral.
(r)	All or a portion of this security is pledged for centrally cleared swaps collateral.
(s)	The rate disclosed is the 7-day net yield as of December 31, 2025.
(t)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $877,052,788 which represents 40.4% of net assets.

At December 31, 2025, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal/Share Amount		Cost	Value
Arctic Canadian Diamond Co. Ltd.	07/31/23	USD	1,282	$0	$18,781
Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 10.00%, (10.00% Fixed or PIK), due 12/31/27	02/02/21	USD	1,331,145	1,331,145	615,522
Luxco Co. Ltd.	10/01/25	EUR	9,896	173,643	178,113
					$812,416
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
ARS	304,135,000	USD	203,299	02/18/26	Bank of America, N.A.	$(6,938)
AUD	75,000	USD	49,898	03/18/26	Deutsche Bank AG	120
BRL	24,907,672	USD	4,585,642	01/05/26	Bank of America, N.A.	(40,239)
BRL	7,611,000	USD	1,378,255	03/03/26	Bank of America, N.A.	(7,401)
BRL	6,265,000	USD	1,123,062	03/03/26	Bank of America, N.A.	5,358
BRL	4,985,000	USD	894,331	03/03/26	Citibank N.A.	3,541
BRL	491,837	USD	90,000	01/05/26	Deutsche Bank AG	(245)
BRL	498,433	USD	90,000	01/05/26	Deutsche Bank AG	959
BRL	196,000	USD	34,981	03/03/26	Goldman Sachs International	322
BRL	1,700,000	USD	302,592	03/03/26	HSBC Bank PLC	3,603
BRL	25,857,996	USD	4,699,403	01/05/26	JPMorgan Chase Bank N.A.	19,425
BRL	11,365,678	USD	2,064,685	02/03/26	JPMorgan Chase Bank N.A.	(6,197)
BRL	3,232,808	USD	587,815	03/03/26	JPMorgan Chase Bank N.A.	(5,539)
BRL	26,428,851	USD	4,644,871	04/02/26	JPMorgan Chase Bank N.A.	79,069
CAD	70,000	USD	51,123	03/18/26	Deutsche Bank AG	110
CLP	120,500,000	USD	131,407	03/18/26	Goldman Sachs International	2,448
CLP	520,400,000	USD	567,437	03/18/26	HSBC Bank PLC	10,640
CLP	4,601,258,082	USD	4,992,162	03/18/26	Standard Chartered Bank	119,055
CNH	17,272,209	USD	2,467,492	03/18/26	Barclays Bank PLC	17,582
CNH	16,351,880	USD	2,327,836	03/18/26	BNP Paribas S.A.	24,823
CNH	6,700,000	USD	954,949	03/18/26	Goldman Sachs International	9,027
CNH	2,744,652	USD	389,749	01/21/26	JPMorgan Chase Bank N.A.	3,840
CNH	758,000	USD	108,232	03/18/26	Societe Generale	827
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
COP	368,500,000	USD	94,316	03/18/26	Deutsche Bank AG	$872
COP	100,500,000	USD	26,003	03/18/26	Deutsche Bank AG	(42)
CZK	6,980,000	USD	335,683	03/18/26	Bank of America, N.A.	3,831
CZK	14,990,613	USD	723,219	03/18/26	Citibank N.A.	5,938
CZK	3,270,000	USD	159,465	03/18/26	Deutsche Bank AG	(409)
CZK	3,159,940	USD	152,521	03/18/26	Goldman Sachs International	1,181
CZK	10,782,310	USD	523,795	03/18/26	HSBC Bank PLC	667
CZK	3,200,000	USD	154,462	03/18/26	Standard Chartered Bank	1,189
EGP	21,710,000	USD	440,589	03/18/26	Bank of America, N.A.	3,671
EGP	14,470,000	USD	272,684	10/05/26	Bank of America, N.A.	3,566
EGP	13,643,341	USD	276,181	01/26/26	Deutsche Bank AG	7,886
EGP	3,257,584	USD	65,943	01/27/26	Deutsche Bank AG	1,861
EGP	1,886,379	USD	36,901	04/08/26	Deutsche Bank AG	1,462
EGP	3,804,641	USD	78,108	01/12/26	JPMorgan Chase Bank N.A.	1,471
EUR	598,391	GBP	529,000	01/07/26	Australia and New Zealand Banking Group	(8,683)
EUR	714,145	GBP	624,000	01/30/26	JPMorgan Chase Bank N.A.	436
EUR	107,901	GBP	95,000	01/07/26	Natwest Markets PLC	(1,044)
EUR	137,032	USD	158,000	01/07/26	Bank of Montreal	2,953
EUR	505,000	USD	594,175	03/18/26	Barclays Bank PLC	929
EUR	218,000	USD	255,153	03/18/26	Citibank N.A.	1,744
EUR	173,000	USD	204,107	03/18/26	Citibank N.A.	(240)
EUR	102,000	USD	119,615	01/07/26	Deutsche Bank AG	190
EUR	335,000	USD	391,816	03/18/26	HSBC Bank PLC	2,956
EUR	15,611,060	USD	18,305,200	01/07/26	JPMorgan Chase Bank N.A.	30,948
EUR	191,000	USD	225,118	03/18/26	Natwest Markets PLC	(39)
EUR	1,287,000	USD	1,514,842	03/18/26	Standard Chartered Bank	1,789
EUR	392,000	USD	461,171	03/18/26	State Street Bank and Trust	771
EUR	66,000	USD	77,644	03/18/26	UBS AG	132
EUR	392,000	USD	463,026	03/18/26	Wells Fargo Bank N.A.	(1,085)
GBP	624,000	EUR	714,947	01/07/26	JPMorgan Chase Bank N.A.	(439)
GHS	3,000,000	USD	257,511	03/18/26	Citibank N.A.	16,477
GHS	4,280,000	USD	345,859	03/18/26	Standard Chartered Bank	45,031
HUF	10,200,000	USD	30,954	03/18/26	Barclays Bank PLC	97
HUF	661,164,859	USD	1,993,126	03/18/26	Citibank N.A.	19,618
HUF	79,900,000	USD	239,843	03/18/26	Goldman Sachs International	3,391
HUF	53,100,000	USD	160,248	03/18/26	Morgan Stanley and Co. International PLC	1,402
IDR	8,007,744,000	USD	480,000	01/15/26	Bank of America, N.A.	182
IDR	1,338,472,000	USD	80,000	02/05/26	Bank of America, N.A.	243
IDR	16,643,000,000	USD	995,038	03/25/26	Bank of America, N.A.	2,062
IDR	839,330,000	USD	50,000	01/30/26	Barclays Bank PLC	322
IDR	1,173,236,000	USD	70,000	02/02/26	Barclays Bank PLC	339
IDR	3,161,000,000	USD	188,649	03/25/26	Goldman Sachs International	730
IDR	2,130,734,719	USD	127,546	01/22/26	Morgan Stanley and Co. International PLC	213
156See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
IDR	6,564,500,000	USD	392,107	03/25/26	Standard Chartered Bank	$1,179
INR	13,590,000	USD	150,299	03/18/26	Bank of America, N.A.	73
INR	299,343,370	USD	3,286,995	03/18/26	Citibank N.A.	25,199
INR	43,970,000	USD	486,071	03/18/26	Deutsche Bank AG	451
INR	14,100,000	USD	155,715	03/18/26	Goldman Sachs International	300
INR	370,872,470	USD	4,100,000	01/15/26	Natwest Markets PLC	22,651
INR	62,443,000	USD	686,474	03/18/26	State Street Bank and Trust	4,450
JPY	636,680,520	USD	4,089,118	01/14/26	Morgan Stanley and Co. International PLC	(24,236)
KRW	330,225,933	USD	226,478	01/08/26	Barclays Bank PLC	2,778
KRW	200,916,157	USD	137,250	01/08/26	Deutsche Bank AG	2,234
KRW	77,280,000	USD	52,685	03/18/26	Deutsche Bank AG	1,114
KRW	485,330,000	USD	331,499	03/18/26	State Street Bank and Trust	6,362
KZT	551,730,000	USD	970,843	02/27/26	Citibank N.A.	95,415
KZT	35,257,920	USD	61,856	03/11/26	Deutsche Bank AG	5,976
KZT	329,700,000	USD	614,539	03/18/26	Deutsche Bank AG	18,218
KZT	41,574,236	USD	71,963	03/26/26	Deutsche Bank AG	7,604
KZT	62,800,000	USD	114,390	05/26/26	Deutsche Bank AG	3,296
MXN	38,698,346	USD	2,083,783	01/29/26	Deutsche Bank AG	63,588
MXN	74,324,000	USD	4,076,460	04/17/26	Deutsche Bank AG	15,333
MXN	11,016,637	USD	604,288	03/18/26	Goldman Sachs International	4,096
MXN	11,472,391	USD	621,332	03/18/26	JPMorgan Chase Bank N.A.	12,220
MXN	7,344,000	USD	403,808	03/18/26	Morgan Stanley and Co. International PLC	1,758
MYR	130,000	USD	32,171	03/18/26	BNP Paribas S.A.	(76)
MYR	250,000	USD	61,050	03/18/26	Deutsche Bank AG	670
MYR	11,450,000	USD	2,794,868	03/18/26	Standard Chartered Bank	31,927
NGN	184,238,000	USD	121,851	03/18/26	Bank of America, N.A.	1,157
NGN	184,238,000	USD	118,329	06/08/26	Bank of America, N.A.	507
NGN	859,450,814	USD	511,274	09/16/26	Citibank N.A.	20,869
NGN	2,013,517,208	USD	1,323,159	02/20/26	Deutsche Bank AG	36,605
NGN	13,073,857	USD	8,713	02/24/26	Morgan Stanley and Co. International PLC	100
NGN	1,563,048,000	USD	926,251	03/18/26	Standard Chartered Bank	117,323
NGN	1,563,048,000	USD	889,993	06/17/26	Standard Chartered Bank	114,412
NGN	813,776,946	USD	482,954	09/16/26	Standard Chartered Bank	20,909
NZD	85,000	USD	49,429	03/18/26	Deutsche Bank AG	(418)
PEN	1,265,000	USD	373,586	03/18/26	Goldman Sachs International	1,593
PLN	6,210,000	USD	1,710,791	03/18/26	Bank of America, N.A.	15,840
PLN	293,704	USD	80,620	01/23/26	Barclays Bank PLC	1,064
PLN	4,819,595	USD	1,338,967	03/18/26	Citibank N.A.	1,075
PLN	19,946,768	USD	5,475,479	03/18/26	Goldman Sachs International	70,527
PLN	2,900,000	USD	807,104	03/18/26	Goldman Sachs International	(787)
PLN	166,878	USD	45,189	01/23/26	JPMorgan Chase Bank N.A.	1,223
PLN	107,000	USD	29,787	01/16/26	Morgan Stanley and Co. International PLC	(27)
PLN	162,000	USD	44,989	01/16/26	Morgan Stanley and Co. International PLC	69
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
PLN	143,450	USD	39,969	01/22/26	Morgan Stanley and Co. International PLC	$(72)
PLN	9,218,138	USD	2,556,764	01/16/26	Natwest Markets PLC	7,107
RON	80,000	USD	18,381	03/18/26	Citibank N.A.	(5)
RON	303,000	USD	69,553	03/18/26	Societe Generale	48
RSD	7,302,000	USD	72,474	03/18/26	Citibank N.A.	554
SGD	130,000	USD	101,800	03/18/26	Citibank N.A.	(234)
SGD	230,000	USD	179,305	03/18/26	Deutsche Bank AG	389
SGD	130,000	USD	101,627	03/18/26	Morgan Stanley and Co. International PLC	(61)
SGD	100,000	USD	77,896	03/18/26	UBS AG	232
THB	3,771,492	USD	120,000	02/05/26	Barclays Bank PLC	(68)
THB	5,179,007	USD	165,000	02/06/26	Barclays Bank PLC	(299)
THB	6,000,884	USD	190,000	02/06/26	Barclays Bank PLC	837
THB	43,910,000	USD	1,386,048	03/18/26	Barclays Bank PLC	14,883
THB	320,000	USD	10,228	03/18/26	Standard Chartered Bank	(18)
TRY	63,730,767	USD	1,411,456	01/27/26	Barclays Bank PLC	47,094
TRY	12,248,210	USD	269,556	02/10/26	Barclays Bank PLC	7,783
TRY	19,772,332	USD	432,466	02/25/26	Barclays Bank PLC	10,212
TRY	64,318,736	USD	1,407,689	02/26/26	Barclays Bank PLC	31,250
TRY	76,533,857	USD	1,679,000	03/09/26	Barclays Bank PLC	19,327
TRY	23,095,000	USD	503,527	03/18/26	Barclays Bank PLC	5,625
TRY	52,260,000	USD	931,619	12/16/26	BNP Paribas S.A.	7,806
TRY	9,153,827	USD	192,763	03/18/26	Citibank N.A.	9,042
TRY	18,395,213	USD	386,113	03/18/26	Goldman Sachs International	19,427
TRY	10,903,417	USD	221,974	06/17/26	Goldman Sachs International	2,551
TRY	10,200,000	USD	223,208	03/18/26	HSBC Bank PLC	1,661
TWD	8,539,590	USD	270,000	01/20/26	Bank of America, N.A.	2,070
TWD	6,288,160	USD	200,000	01/30/26	Bank of America, N.A.	471
TWD	4,088,500	USD	130,000	01/20/26	Barclays Bank PLC	259
TWD	8,777,960	USD	280,000	02/02/26	Barclays Bank PLC	(97)
TWD	10,050,560	USD	320,000	02/05/26	Barclays Bank PLC	546
TWD	4,376,971	USD	140,247	01/23/26	Deutsche Bank AG	(770)
USD	2,513,669	AUD	3,770,000	01/14/26	Barclays Bank PLC	(528)
USD	126,195	AUD	190,000	03/18/26	Citibank N.A.	(517)
USD	53,603	AUD	80,000	03/18/26	Deutsche Bank AG	251
USD	486,844	AUD	745,000	01/14/26	JPMorgan Chase Bank N.A.	(9,993)
USD	151,230	AUD	228,000	01/14/26	Morgan Stanley and Co. International PLC	(822)
USD	265,326	AUD	400,000	01/14/26	Natwest Markets PLC	(1,433)
USD	4,526,692	BRL	24,907,672	01/05/26	Bank of America, N.A.	(18,711)
USD	1,055,122	BRL	5,886,000	03/03/26	Bank of America, N.A.	(5,033)
USD	318,909	BRL	1,725,000	03/03/26	Barclays Bank PLC	8,211
USD	526,168	BRL	2,954,341	03/03/26	Citibank N.A.	(5,952)
USD	179,971	BRL	990,270	01/05/26	Deutsche Bank AG	(744)
USD	567,873	BRL	3,126,128	03/03/26	Goldman Sachs International	4,811
158See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	229,996	BRL	1,290,000	03/03/26	Goldman Sachs International	$(2,352)
USD	4,644,871	BRL	25,857,996	01/05/26	JPMorgan Chase Bank N.A.	(73,957)
USD	85,303	BRL	480,000	03/03/26	Morgan Stanley and Co. International PLC	(1,152)
USD	2,737,788	CAD	3,761,000	01/14/26	Barclays Bank PLC	(7,488)
USD	291,217	CAD	400,000	01/30/26	Citibank N.A.	(965)
USD	51,285	CAD	70,000	03/18/26	Standard Chartered Bank	52
USD	177,852	CAD	245,000	03/18/26	Toronto Dominion Bank	(1,462)
USD	471,793	CHF	374,000	01/14/26	Bank of America, N.A.	(692)
USD	486,457	CLP	449,000,000	03/18/26	State Street Bank and Trust	(12,306)
USD	392,887	CNH	2,765,000	01/21/26	JPMorgan Chase Bank N.A.	(3,620)
USD	487,615	COP	1,901,700,000	03/18/26	Bank of America, N.A.	(3,618)
USD	183,484	COP	707,000,000	03/18/26	Bank of America, N.A.	857
USD	60,222	COP	235,482,748	03/18/26	Goldman Sachs International	(606)
USD	4,612,089	COP	17,935,629,327	02/09/26	JPMorgan Chase Bank N.A.	(52,854)
USD	100,452	COP	388,700,000	03/18/26	JPMorgan Chase Bank N.A.	46
USD	1,230,097	COP	4,677,935,488	03/18/26	Morgan Stanley and Co. International PLC	21,726
USD	103,705	CZK	2,140,000	03/18/26	Bank of America, N.A.	(386)
USD	2,048,499	CZK	42,608,995	03/18/26	Citibank N.A.	(24,044)
USD	165,296	CZK	3,435,000	03/18/26	Morgan Stanley and Co. International PLC	(1,786)
USD	1,885,499	EUR	1,606,000	01/14/26	Bank of America, N.A.	(1,470)
USD	120,283	EUR	102,000	01/07/26	Barclays Bank PLC	478
USD	12,733,833	EUR	10,967,590	01/14/26	Barclays Bank PLC	(152,535)
USD	6,260,298	EUR	5,305,000	03/18/26	Barclays Bank PLC	8,759
USD	3,420,307	EUR	2,898,714	03/18/26	BNP Paribas S.A.	4,393
USD	1,996,892	EUR	1,692,989	03/18/26	Citibank N.A.	1,832
USD	9,679,919	EUR	8,233,000	01/30/26	Deutsche Bank AG	(780)
USD	292,014	EUR	248,000	01/30/26	Deutsche Bank AG	406
USD	19,009,943	EUR	16,170,000	03/18/26	Deutsche Bank AG	(45,173)
USD	945,025	EUR	801,000	03/18/26	Deutsche Bank AG	1,108
USD	36,423,513	EUR	30,909,747	03/16/26	Goldman Sachs & Co.	2,045
USD	4,118,450	EUR	3,500,000	03/16/26	Goldman Sachs & Co.	(5,658)
USD	1,594,533	EUR	1,357,305	03/18/26	Goldman Sachs International	(4,947)
USD	1,044,045	EUR	885,000	03/18/26	Goldman Sachs International	1,140
USD	1,440,208	EUR	1,230,749	03/18/26	HSBC Bank PLC	(10,136)
USD	15,145,400	EUR	13,077,415	01/07/26	JPMorgan Chase Bank N.A.	(214,826)
USD	18,305,200	EUR	15,594,195	01/30/26	JPMorgan Chase Bank N.A.	(31,093)
USD	42,400	EUR	36,660	01/07/26	Morgan Stanley and Co. International PLC	(660)
USD	730,642	EUR	627,000	01/14/26	Morgan Stanley and Co. International PLC	(6,052)
USD	29,000	EUR	24,595	01/30/26	Morgan Stanley and Co. International PLC	80
USD	112,275	EUR	95,486	01/30/26	Morgan Stanley and Co. International PLC	(1)
USD	29,764,757	EUR	25,476,532	03/18/26	Standard Chartered Bank	(257,399)
USD	1,221,502	EUR	1,035,054	03/18/26	Standard Chartered Bank	1,768
USD	3,275,400	EUR	2,840,521	01/07/26	State Street Bank and Trust	(60,967)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	7,062	EUR	6,000	03/18/26	State Street Bank and Trust	$(9)
USD	2,625,139	GBP	1,957,000	01/30/26	Deutsche Bank AG	(7,039)
USD	2,912,783	GBP	2,183,250	03/16/26	Goldman Sachs & Co.	(23,276)
USD	256,618	GBP	194,000	01/14/26	Morgan Stanley and Co. International PLC	(4,320)
USD	28,246	GBP	21,000	01/30/26	Morgan Stanley and Co. International PLC	1
USD	981,485	GBP	735,000	03/18/26	UBS AG	(6,944)
USD	266,592	HKD	2,072,000	01/30/26	State Street Bank and Trust	144
USD	98,319	HUF	32,500,000	03/18/26	Bank of America, N.A.	(619)
USD	137,004	HUF	45,500,000	03/18/26	Royal Bank of Canada	(1,509)
USD	128,000	IDR	2,135,769,600	01/22/26	Barclays Bank PLC	(61)
USD	150,824	IDR	2,528,503,000	03/25/26	Morgan Stanley and Co. International PLC	(661)
USD	7,157,067	IDR	119,838,216,157	03/25/26	Standard Chartered Bank	(22,569)
USD	309,771	INR	28,200,000	03/18/26	Bank of America, N.A.	(2,258)
USD	130,411	INR	11,930,000	03/18/26	Deutsche Bank AG	(1,593)
USD	2,476,818	INR	225,700,000	03/18/26	HSBC Bank PLC	(20,524)
USD	129,662	INR	11,810,000	03/18/26	JPMorgan Chase Bank N.A.	(1,014)
USD	813,466	INR	73,800,000	03/18/26	Standard Chartered Bank	(3,121)
USD	302,988	INR	27,733,000	03/18/26	State Street Bank and Trust	(3,873)
USD	702,518	JPY	109,700,000	01/14/26	Barclays Bank PLC	2,139
USD	1,847,970	JPY	287,300,000	01/14/26	Morgan Stanley and Co. International PLC	13,705
USD	240,000	KRW	346,332,000	02/05/26	Bank of America, N.A.	(675)
USD	365,000	KRW	535,882,050	01/08/26	Barclays Bank PLC	(7,031)
USD	150,000	KRW	215,358,000	01/30/26	Barclays Bank PLC	374
USD	210,000	KRW	302,693,700	02/02/26	Barclays Bank PLC	(327)
USD	660,000	KRW	969,084,600	01/15/26	Deutsche Bank AG	(12,932)
USD	125,798	KRW	185,030,000	03/18/26	Deutsche Bank AG	(3,010)
USD	76,164	KRW	112,400,000	03/18/26	Standard Chartered Bank	(2,083)
USD	3,023,104	MXN	54,939,532	03/18/26	Goldman Sachs International	(10,880)
USD	651	MXN	12,007	03/09/26	JPMorgan Chase Bank N.A.	(13)
USD	1,870,369	MXN	34,347,000	03/18/26	Morgan Stanley and Co. International PLC	(26,410)
USD	456,443	MXN	8,300,000	03/18/26	Natwest Markets PLC	(1,917)
USD	900,671	MXN	16,573,599	03/18/26	Standard Chartered Bank	(14,590)
USD	1,259,344	MYR	5,173,564	03/18/26	Standard Chartered Bank	(17,914)
USD	343,781	NGN	525,984,153	03/18/26	Citibank N.A.	(7,395)
USD	332,901	NGN	525,984,153	06/17/26	Citibank N.A.	(5,093)
USD	55,463	NOK	567,250	01/14/26	JPMorgan Chase Bank N.A.	(779)
USD	130,166	NZD	224,000	01/14/26	Barclays Bank PLC	1,314
USD	52,320	NZD	90,000	03/18/26	Barclays Bank PLC	425
USD	90,051	NZD	156,000	01/14/26	Morgan Stanley and Co. International PLC	314
USD	1,748,873	NZD	3,006,000	01/14/26	Natwest Markets PLC	19,718
USD	255,523	NZD	440,000	03/18/26	UBS AG	1,816
USD	2,031,584	PEN	6,848,471	03/18/26	Bank of America, N.A.	433
USD	680,172	PEN	2,300,000	03/18/26	Goldman Sachs International	(1,973)
160See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	4,043,517	PEN	13,678,815	03/18/26	Standard Chartered Bank	$(13,408)
USD	1,246,222	PHP	73,400,000	03/18/26	Goldman Sachs International	1,625
USD	5,136,691	PHP	304,694,590	03/18/26	Standard Chartered Bank	(29,823)
USD	64,311	PLN	235,648	01/16/26	Bank of America, N.A.	(1,231)
USD	3,029	PLN	10,903	03/18/26	Barclays Bank PLC	(2)
USD	65,579	PLN	240,975	01/16/26	JPMorgan Chase Bank N.A.	(1,444)
USD	2,822	PLN	10,150	03/18/26	Standard Chartered Bank	0
USD	770,325	RON	3,385,000	03/18/26	Bank of America, N.A.	(7,235)
USD	681,125	SGD	878,000	01/14/26	Barclays Bank PLC	(2,038)
USD	637,373	SGD	820,000	03/18/26	BNP Paribas S.A.	(3,273)
USD	3,402,997	SGD	4,403,104	01/14/26	Morgan Stanley and Co. International PLC	(23,015)
USD	820,000	THB	25,986,784	01/15/26	Barclays Bank PLC	(5,314)
USD	2,884,936	THB	91,606,803	03/18/26	Citibank N.A.	(37,743)
USD	124,148	THB	3,900,000	03/18/26	Goldman Sachs International	(280)
USD	35,251	THB	1,110,000	03/18/26	Standard Chartered Bank	(163)
USD	83,670	THB	2,630,000	03/18/26	UBS AG	(239)
USD	348,376	TRY	15,384,492	02/02/26	Barclays Bank PLC	(2,104)
USD	1,141,716	TRY	52,260,000	03/18/26	BNP Paribas S.A.	(10,407)
USD	677,000	TRY	30,935,593	02/25/26	JPMorgan Chase Bank N.A.	(15,610)
USD	3,350,000	TWD	104,523,350	01/15/26	Barclays Bank PLC	20,999
USD	2,786,395	UGX	10,023,834,129	03/18/26	Standard Chartered Bank	46,455
USD	64,724	UYU	2,565,000	03/18/26	Goldman Sachs International	(693)
USD	134,074	UZS	1,708,504,982	09/10/26	Deutsche Bank AG	(750)
USD	68,344	UZS	886,421,680	12/11/26	Deutsche Bank AG	(287)
USD	68,344	UZS	887,446,840	12/14/26	Deutsche Bank AG	(324)
USD	84,897	UZS	1,107,481,365	12/18/26	Deutsche Bank AG	(726)
USD	42,448	UZS	572,623,520	06/18/27	JPMorgan Chase Bank N.A.	(167)
USD	214,827	ZAR	3,721,255	01/26/26	Barclays Bank PLC	(9,426)
USD	6,067	ZAR	101,488	03/18/26	Barclays Bank PLC	(26)
USD	676,977	ZAR	11,916,423	12/21/26	Barclays Bank PLC	(23,372)
USD	253,725	ZAR	4,420,930	01/26/26	Deutsche Bank AG	(12,692)
USD	1,281,267	ZAR	22,572,721	12/21/26	Deutsche Bank AG	(45,371)
USD	1,597,808	ZAR	26,974,252	03/18/26	Goldman Sachs International	(21,772)
USD	11,309,244	ZAR	193,559,021	03/18/26	HSBC Bank PLC	(312,367)
USD	3,079,959	ZAR	52,856,024	01/26/26	JPMorgan Chase Bank N.A.	(105,288)
USD	448,321	ZAR	7,537,508	01/26/26	Morgan Stanley and Co. International PLC	(5,910)
USD	813,214	ZAR	13,894,000	01/26/26	Natwest Markets PLC	(24,076)
USD	7,965	ZAR	134,139	03/18/26	Standard Chartered Bank	(89)
ZAR	7,335,000	USD	434,028	01/26/26	Barclays Bank PLC	7,998
ZAR	1,560,000	USD	92,645	03/18/26	Canadian Imperial Bank of Commerce	1,020
ZAR	9,931,066	USD	582,365	03/18/26	Citibank N.A.	13,913
ZAR	16,931,066	USD	999,066	03/18/26	HSBC Bank PLC	17,505
ZAR	1,865,874	USD	111,959	01/26/26	JPMorgan Chase Bank N.A.	484
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
ZAR	33,605,432	USD	1,953,874	01/26/26	Morgan Stanley and Co. International PLC	$71,280
ZAR	2,489,234	USD	150,105	01/26/26	Morgan Stanley and Co. International PLC	(97)
ZAR	10,630,000	USD	621,340	03/18/26	Royal Bank of Canada	16,903
ZAR	720,000	USD	42,683	03/18/26	State Street Bank and Trust	547
						$(373,887)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
17	30 -Year Euro BUXL Bond	Mar 2026	$2,198,618	$(37,292)
406	10-Year Australian Bond Futures	Mar 2026	29,641,827	125,868
92	Long Gilt Futures	Mar 2026	11,306,541	75,761
10	U.S. Long Bond	Mar 2026	1,155,938	(21,227)
428	U.S. Treasury Note 10-Year	Mar 2026	48,123,250	(211,571)
64	U.S. Treasury Note 2-Year	Mar 2026	13,362,500	11,852
149	U.S. Treasury Note 5-Year	Mar 2026	16,286,399	4,323
185	U.S. Treasury Note 5-Year	Mar 2026	20,221,367	(40,478)
665	U.S. Ultra 10-Year	Mar 2026	76,485,391	(285,222)
160	U.S. Ultra Bond	Mar 2026	18,880,000	(279,185)
				$(657,171)
Sales
84	Euro BOBL	Mar 2026	$11,459,631	$69,965
163	Euro BUND	Mar 2026	24,421,419	171,977
31	Euro OAT	Mar 2026	4,390,437	17,065
4	Euro SCHATZ	Mar 2026	501,678	666
95	Long Gilt Futures	Mar 2026	11,675,232	(51,706)
				$207,967
Reverse Repurchase Agreements *
Face Value	Description	Value ($)
(483,470)	PARIBAS Reverse Repurchase Agreement, 2.75%, dated 12/11/25, (Collateral: Republic of Argentina Government Bonds, 4.125%, due 07/09/46, valued at $545,236), to be repurchased on demand at face value plus accrued interest.**	(483,470)
* Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.
** Average balance outstanding is $(405,061). Average interest rate (net) is (3.32)%. Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.
162See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
OTC — Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
13.43%	At Maturity	BRL-CDI	At Maturity	01/02/29	Citibank N.A.	$ —	BRL	(8,839,287)	$2,522	$2,522
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
12-Month SOFR	Annual	3.78%	Annual	03/18/36	$—	USD	1,500,000	$4,381	$4,381
12-Month SOFR	Annual	3.75%	Annual	12/17/35	(40,656)	USD	22,500,000	91,427	132,083
12-Month SOFR	Annual	3.75%	Annual	03/18/36	—	USD	12,000,000	64,928	64,928
12-Month SOFR	Annual	3.74%	Annual	08/15/35	—	USD	16,600,000	54,960	54,960
12-Month SOFR	Annual	3.25%	Annual	03/18/28	1,228	USD	2,003,000	840	(388)
12-Month SOFR	Annual	3.25%	Annual	06/18/30	196,716	USD	28,200,000	213,241	16,525
12-Month SOFR	Annual	3.25%	Annual	06/18/35	834,788	USD	22,600,000	938,891	104,103
12-Month SOFR	Annual	3.25%	Annual	06/18/55	439,686	USD	3,400,000	534,489	94,803
3.28%	Annual	12-Month SOFR	Annual	03/18/29	(908)	USD	681,000	(865)	43
3.34%	At Maturity	12-Month SOFR	At Maturity	03/18/27	199	USD	1,994,000	409	210
3.41%	At Maturity	12-Month SOFR	At Maturity	12/16/26	316	USD	1,109,000	405	89
3.71%	At Maturity	12-Month SOFR	At Maturity	03/18/26	(58)	USD	7,440,000	545	603
1-Month TIIE	Monthly	7.91%	Monthly	12/14/32	—	MXN	5,050,000	380	380
7.16%	Monthly	1-Month TIIE	Monthly	12/21/27	—	MXN	7,336,000	(266)	(266)
7.84%	Monthly	1-Month TIIE	Monthly	03/12/31	—	MXN	12,300,000	1,743	1,743
7.87%	Monthly	1-Month TIIE	Monthly	03/12/31	—	MXN	45,000,000	9,251	9,251
8.16%	Monthly	1-Month TIIE	Monthly	12/11/35	—	MXN	1,974,000	(174)	(173)
8.20%	Monthly	1-Month TIIE	Monthly	12/05/35	—	MXN	6,633,000	332	332
1.70%	Quarterly	3-Month Baht Interest Rate Fixing	Quarterly	03/18/36	—	THB	8,400,000	2,205	2,205
1.74%	Quarterly	3-Month Baht Interest Rate Fixing	Quarterly	03/18/36	—	THB	14,321,000	5,390	5,390
1.76%	Quarterly	3-Month Baht Interest Rate Fixing	Quarterly	03/18/36	(517)	THB	76,000,000	33,331	33,848
3-Month JIBAR	Quarterly	7.74%	Quarterly	03/18/36	(155)	ZAR	33,500,000	(41,077)	(40,922)
3-Month JIBAR	Quarterly	6.94%	Quarterly	03/18/31	(101)	ZAR	30,697,000	(22,704)	(22,603)
6.58%	Quarterly	3-Month JIBAR	Quarterly	03/18/27	(9)	ZAR	68,790,000	7,392	7,401
6.62%	Quarterly	3-Month JIBAR	Quarterly	03/18/29	57	ZAR	27,574,000	11,150	11,093
7.32%	Quarterly	3-Month JIBAR	Quarterly	03/18/33	(14)	ZAR	9,954,000	10,378	10,392
7.79%	Quarterly	3-Month JIBAR	Quarterly	03/18/36	(50)	ZAR	18,915,000	28,057	28,107
3.64%	At Maturity	3-Month PRIBOR	Quarterly	03/18/27	(112)	CZK	27,184,000	2,498	2,610
6 mo. EURIBOR	Semi-Annual	3.00%	Annual	03/18/56	147,066	EUR	3,800,000	226,276	79,210
2.75%	Annual	6 mo. EURIBOR	Semi-Annual	03/18/36	(92,136)	EUR	6,700,000	(144,589)	(52,453)
5.65%	Semi-Annual	6 mo. INR MIBOR	Semi-Annual	03/18/28	(3)	INR	980,800,000	11,411	11,414
5.99%	Semi-Annual	6 mo. INR MIBOR	Semi-Annual	03/18/31	(192)	INR	498,600,000	11,456	11,648
4.00%	Semi-Annual	6-Month BBSW	Semi-Annual	06/18/30	93,771	AUD	23,550,000	(283,433)	(377,204)
4.25%	Semi-Annual	6-Month BBSW	Semi-Annual	03/18/36	8,975	AUD	3,400,000	(99,805)	(108,780)
6-Month BIBOR	Semi-Annual	6.63%	Annual	03/18/36	—	HUF	20,878,000	(528)	(528)
6.22%	Annual	6-Month BUBOR	Semi-Annual	03/18/31	—	HUF	81,651,000	1,475	1,475
6.29%	Annual	6-Month BUBOR	Semi-Annual	03/18/29	238	HUF	128,521,000	4,231	3,993
6.58%	Annual	6-Month BUBOR	Semi-Annual	03/18/33	124	HUF	32,281,000	1,666	1,542
6-Month CLICP	Semi-Annual	5.27%	Semi-Annual	03/18/36	—	CLP	996,893,000	(5,514)	(5,514)
6-Month CLICP	Semi-Annual	4.88%	Semi-Annual	03/18/31	—	CLP	614,715,000	(2,178)	(2,178)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
Centrally Cleared Interest Rate Swaps—continued
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
6-Month CLICP	Semi-Annual	4.57%	Semi-Annual	03/18/28	$—	CLP	2,073,850,000	$(5,349)	$(5,349)
5.63%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/18/28	—	INR	144,600,000	1,024	1,024
5.96%	Semi-Annual	6-Month MIBOR	Semi-Annual	03/18/31	—	INR	62,200,000	526	526
6-Month PRIBOR	Semi-Annual	4.11%	Annual	03/18/31	(497)	CZK	20,517,000	(11,971)	(11,474)
6-Month PRIBOR	Semi-Annual	3.87%	Annual	12/17/30	2,432	CZK	15,979,500	(1,672)	(4,104)
6-Month PRIBOR	Semi-Annual	3.87%	Annual	12/17/30	3,650	CZK	17,490,000	(1,830)	(5,480)
6-Month PRIBOR	Semi-Annual	3.87%	Annual	12/17/30	1,340	CZK	8,877,500	(929)	(2,269)
6-Month PRIBOR	Semi-Annual	3.87%	Annual	12/17/30	917	CZK	5,326,500	(557)	(1,474)
6-Month PRIBOR	Semi-Annual	3.87%	Annual	12/17/30	575	CZK	5,326,500	(557)	(1,132)
6-Month PRIBOR	Semi-Annual	3.82%	Annual	03/18/29	—	CZK	5,638,000	(1,019)	(1,019)
3.70%	Annual	6-Month PRIBOR	Semi-Annual	03/18/28	—	CZK	16,624,000	1,855	1,855
3.79%	Annual	6-Month PRIBOR	Semi-Annual	12/17/30	—	CZK	152,400,000	(11,198)	(11,198)
3.84%	Annual	6-Month PRIBOR	Semi-Annual	12/17/30	—	CZK	58,000,000	2,452	2,452
3.87%	Annual	6-Month PRIBOR	Semi-Annual	12/17/30	135	CZK	75,270,000	7,874	7,739
3.97%	Annual	6-Month PRIBOR	Semi-Annual	12/17/30	—	CZK	42,300,000	14,172	14,172
4.35%	Annual	6-Month PRIBOR	Semi-Annual	03/18/36	(167)	CZK	6,753,000	5,799	5,966
6-Month WIBOR	Semi-Annual	3.97%	Annual	03/18/31	140	PLN	8,626,000	(23,035)	(23,175)
6-Month WIBOR	Semi-Annual	3.96%	Annual	12/17/27	(462)	PLN	16,730,000	(34,901)	(34,439)
3.75%	Annual	6-Month WIBOR	Semi-Annual	03/18/28	52	PLN	5,522,000	7,033	6,981
3.81%	Annual	6-Month WIBOR	Semi-Annual	03/18/29	13	PLN	2,543,000	4,593	4,580
3.95%	Annual	6-Month WIBOR	Semi-Annual	03/18/31	413	PLN	3,800,000	9,042	8,629
4.14%	Annual	6-Month WIBOR	Semi-Annual	03/18/33	22	PLN	706,000	2,321	2,299
4.38%	Annual	6-Month WIBOR	Semi-Annual	03/18/36	113	PLN	2,389,000	9,331	9,218
1.60%	Quarterly	7-Day CNRR	Quarterly	03/18/31	—	CNY	7,400,000	370	370
1.63%	Quarterly	7-Day CNRR	Quarterly	03/18/31	56	CNY	103,300,000	25,672	25,616
12.87%	At Maturity	BRL-CDI	At Maturity	01/02/31	—	BRL	12,300,000	(23,803)	(23,803)
12.91%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	1,700,000	(1,365)	(1,365)
13.15%	At Maturity	BRL-CDI	At Maturity	01/03/28	(4)	BRL	2,982,192	(204)	(200)
13.18%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	1,845,176	412	412
13.25%	At Maturity	BRL-CDI	At Maturity	01/03/28	—	BRL	7,741,859	2,665	2,665
13.29%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	15,000,000	(7,717)	(7,717)
13.32%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	1,600,000	423	423
13.32%	At Maturity	BRL-CDI	At Maturity	01/02/29	29,160	BRL	30,100,000	17,021	(12,139)
13.35%	At Maturity	BRL-CDI	At Maturity	01/03/28	246	BRL	3,149,664	2,356	2,110
13.74%	At Maturity	BRL-CDI	At Maturity	01/04/27	(14)	BRL	16,955,223	(2,956)	(2,942)
13.93%	At Maturity	BRL-CDI	At Maturity	01/04/27	—	BRL	2,900,000	(1,938)	(1,938)
13.93%	At Maturity	BRL-CDI	At Maturity	01/04/27	—	BRL	22,700,000	(14,988)	(14,988)
4.48%	At Maturity	CAMARA	At Maturity	03/18/27	—	CLP	7,659,819,000	18,062	18,062
4.66%	Semi-Annual	CAMARA	Semi-Annual	03/18/29	—	CLP	1,958,902,000	3,969	3,969
4.84%	Semi-Annual	CAMARA	Semi-Annual	03/18/31	—	CLP	327,100,000	521	521
4.86%	Semi-Annual	CAMARA	Semi-Annual	03/18/31	—	CLP	3,107,800,000	7,267	7,267
COP-IBR	Quarterly	10.26%	Quarterly	03/18/31	—	COP	2,613,912,000	16,090	16,090
COP-IBR	Quarterly	10.21%	Quarterly	03/18/31	—	COP	962,502,000	6,415	6,415
10.41%	Quarterly	COP-IBR	Quarterly	03/18/36	—	COP	1,360,416,000	(12,267)	(12,267)
10.46%	Quarterly	COP-IBR	Quarterly	03/18/36	—	COP	1,655,636,000	(13,536)	(13,536)
									$41,106
164See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
OTC— Credit Default Swaps
Sell Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
500,000	EUR	12/20/30	Bank of America, N.A.	5.00%	Quarterly	iTraxx Europe Crossover S44,	$1,331	$115,539	$116,870
640,000	EUR	12/20/30	JPMorgan Chase Bank N.A.	5.00%	Quarterly	iTraxx Europe Crossover S44,	3,627	145,966	149,593
5,100,000	USD	12/20/30	Barclays Bank PLC	1.00%	Quarterly	Republic of Turkiye, 7.25%, 05/29/32 (Moody's rating: Ba3)	128,720	(360,333)	(231,613)
1,450,000	USD	12/20/30	Bank of America, N.A.	1.00%	Quarterly	Republic of Turkiye, 7.13%, 02/12/32 (Moody's rating: Ba3)	25,475	(91,326)	(65,851)
Total OTC Credit Default Swaps							$159,153	$(190,154)	$(31,001)
Centrally Cleared Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
11,415,000	USD	12/20/30	(5.00%)	Quarterly	CDX.NA.HY.S45***	$(13,784)	$(856,068)	$(869,852)
975,000	EUR	12/20/30	(5.00%)	Quarterly	iTraxx Europe Crossover S44	(3,098)	(123,648)	(126,746)
Total Buy Protection						$(16,882)
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
500,000	USD	12/20/30	5.00%	Quarterly	CCO Holdings LLC/CCO Holdings Capital Corp.	$(507)	$49,725	$49,218
900,000	USD	06/20/30	1.00%	Quarterly	CDX.EM.S43**	13,805	(18,450)	(4,645)
27,700,000	USD	12/20/30	1.00%	Quarterly	CDX.EM.S44**	82,223	(380,080)	(297,857)
1,525,000	USD	06/20/30	5.00%	Quarterly	CDX.NA.HY.S44***	9,047	111,973	121,020
57,600,000	USD	12/20/30	5.00%	Quarterly	CDX.NA.HY.S45***	167,926	4,221,338	4,389,264
16,625,000	USD	12/20/30	5.00%	Quarterly	CDX.NA.HY.S45***	14,736	1,252,131	1,266,867
7,700,000	USD	12/20/30	1.00%	Quarterly	CDX.NA.IG.S45****	(17,190)	191,547	174,357
20,025,000	EUR	12/20/30	5.00%	Quarterly	iTraxx Europe Crossover S44	132,531	2,470,632	2,603,163
Total Sell Protection						$402,571
Total Centrally Cleared Credit Default Swaps						$385,689
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
OTC — Total Return Swaps
Fund Pays	Fund Receives	Counterparty	Expiration Date	Payment Frequency	Premiums Paid (Received)	Notional Value	Value	Unrealized Appreciation (Depreciation)
12-Month SOFR	IBXXLLTR	Morgan Stanley Capital Services, Inc.	03/20/26	Quarterly	$—	$(3,200,000)	$11,368	$11,368

*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

***
CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

**	CDX.EM — Markit CDX Emerging Markets Index. Represents an index composed of fifteen (15) sovereign reference entities that trade in the credit default swaps (CDS) market.
****
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

U.S. Treasury securities in the amount of $470,707 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.
166See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
Currency Abbreviations
ARS	—	Argentina Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Pesos
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	United Kingdom Pound
GHS	—	New Ghanaian Cedi
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JMD	—	Jamaica Dollar
JPY	—	Japanese Yen
KRW	—	South Korean Won
KZT	—	Kazakhstani Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
NOK	—	Norwegian Krona
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippines Peso
PLN	—	Polish Zloty
PYG	—	Paraguay Guarani
RON	—	Romanian New Leu
RSD	—	Serbia Dinar
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish New Lira
TWD	—	Taiwan Dollar
UGX	—	Ugandan Shilling
USD	—	U.S. Dollar
UYU	—	Uruguayan Peso
UZS	—	Uzbekistan Som
ZAR	—	South African Rand
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

Abbreviations
BIBOR	—	Bangkok Interbank Offered Rate
BUBOR	—	Budapest Interbank Offered Rate
CDI	—	CREST Depository Interest
CLICP	—	Chilean Average Chamber Index
CLO	—	Collateralized Loan Obligation
CMS	—	Constant Maturity Swap
CMT	—	Constant Maturity Treasury Index
CNRR	—	China Fixing Repo Rates
ETF	—	Exchange-traded fund
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
JIBAR	—	Johannesburg Interbank Average Rate
LIBOR	—	London Interbank Offered Rate
MIBOR	—	Mumbai Interbank Offered Rate
MTN	—	Medium Term Note
PIK	—	Payment In Kind
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
TBA	—	To Be Announced
TBD	—	To Be Determined
TIIE	—	Mexican Interbank Equilibrium Interest Rate
WIBOR	—	Warsaw Interbank Offer Rate
168See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	36.0
Bank Loans	16.1
Sovereign Debt Obligations	16.0
Asset Backed Securities	8.6
Mortgage Backed Securities - U.S. Government Agency Obligations	7.7
U.S. Government and Agency Obligations	7.0
Mortgage Backed Securities - Private Issuers	3.8
Convertible Debt	2.0
Common Stocks	0.7
Investment Companies	0.5
Preferred Stocks	0.3
Municipal Obligation	0.0*
Centrally Cleared Credit Default Swaps	0.0*
Centrally Cleared Interest Rate Swaps	0.0*
OTC Total Return Swap	0.0*
OTC Interest Rate Swap	0.0*
OTC Credit Default Swaps	0.0*
Forward Foreign Currency Contracts	0.0*
Futures Contracts	0.0*
Reverse Repurchase Agreement	0.0*
Short-Term Investments	6.1
Other Assets and Liabilities (net)	(4.8)
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2025 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 97.7%
	Asset Backed Securities — 22.0%
250,000	American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15%, due 09/16/30	258,670
150,000	American Express Credit Account Master Trust, Series 2024-3, Class A, 4.65%, due 07/15/29	152,134
135,000	American Express Credit Account Master Trust, Series 2025-2, Class A, 4.28%, due 04/15/30	136,664
100,000	American Express Credit Account Master Trust, Series 2025-4, Class A, 4.30%, due 07/15/30	101,400
50,000	AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22%, due 03/19/29 144A	50,090
200,000	Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, 5.09% (1 mo. USD Term SOFR + 1.35%), due 01/20/43(b) 144A	199,740
100,000	AREIT Ltd., Series 2025-CRE10, Class A, 5.35% (1 mo. USD Term SOFR + 1.39%), due 12/17/29(b) 144A	99,974
250,000	Bain Capital Credit CLO Ltd., Series 2020-5A, Class ARR, 5.03% (3 mo. USD Term SOFR + 1.15%), due 04/20/34(b) 144A	250,299
250,000	Bain Capital Credit CLO Ltd., Series 2024-1A, Class A1, 5.44% (3 mo. USD Term SOFR + 1.55%), due 04/16/37(b) 144A	250,491
250,000	Barings CLO Ltd., Series 2024-1A, Class A, 5.51% (3 mo. USD Term SOFR + 1.63%), due 01/20/37(b) 144A	250,349
250,000	Basswood Park CLO Ltd., Series 2021-1A, Class AR, 4.91% (3 mo. USD Term SOFR + 1.03%), due 04/20/34(b) 144A	250,099
250,000	Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R2, 5.16% (3 mo. USD Term SOFR + 1.24%), due 01/15/39(b) 144A	249,432
250,000	Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, 5.04% (3 mo. USD Term SOFR + 1.18%), due 01/25/38(b) 144A	249,755
250,000	Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.90% (3 mo. USD Term SOFR + 1.00%), due 01/15/35(b) 144A	250,029
160,000	BMW Vehicle Lease Trust, Series 2025-2, Class A3, 3.97%, due 09/25/28	160,523
60,000	BMW Vehicle Owner Trust, Series 2024-A, Class A4, 5.04%, due 04/25/31	61,336
180,000	Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A, 3.92%, due 09/15/29	180,617
100,000	Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, due 01/15/31	102,651
250,000	CIFC Funding Ltd., Series 2022-4A, Class AR, 4.98% (3 mo. USD Term SOFR + 1.09%), due 07/16/35(b) 144A	250,090
100,000	CNH Equipment Trust, Series 2022-B, Class A4, 3.91%, due 03/15/28	100,007
46,211	CNH Equipment Trust, Series 2024-C, Class A2A, 4.30%, due 02/18/28	46,257
100,000	Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59%, due 08/22/30 144A	100,785
160,000	DLLAA LLC, Series 2025-1A, Class A3, 4.95%, due 09/20/29 144A	163,509
183,843	Dryden 53 CLO Ltd., Series 2017-53A, Class AR, 4.90% (3 mo. USD Term SOFR + 1.00%), due 01/15/31(b) 144A	183,921
250,000	Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 5.01% (3 mo. USD Term SOFR + 1.15%), due 04/22/35(b) 144A	250,135
250,000	Empower CLO Ltd., Series 2022-1A, Class A1R, 5.27% (3 mo. USD Term SOFR + 1.39%), due 10/20/37(b) 144A	250,678
30,147	Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, due 10/22/29 144A	30,251
150,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A3, 4.98%, due 08/21/28 144A	152,190
200,000	Enterprise Fleet Financing LLC, Series 2025-4, Class A3, 4.11%, due 12/20/29 144A	201,078
96,446	Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53%, due 03/15/28	96,594
100,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39%, due 09/17/29	100,476
100,000	Exeter Automobile Receivables Trust, Series 2025-5A, Class A2, 4.38%, due 06/15/28	100,107
150,000	First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31%, due 12/15/28 144A	150,240
170See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
50,000	Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64%, due 07/16/29 144A	50,150
40,000	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.48%, due 10/16/28 144A	40,128
100,000	Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05%, due 06/15/27	100,438
250,000	Ford Credit Auto Owner Trust, Series 2023-A, Class B, 5.07%, due 01/15/29	252,648
30,655	Ford Credit Auto Owner Trust, Series 2024-C, Class A2A, 4.32%, due 08/15/27	30,683
75,000	Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07%, due 07/15/29	75,265
250,000	Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.81% (3 mo. USD Term SOFR + 0.95%), due 04/22/34(b) 144A	249,687
100,000	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.12% (1 mo. USD Term SOFR + 1.39%), due 08/19/42(b) 144A	99,990
68,517	GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39%, due 07/20/27	68,810
100,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.21%, due 10/20/27	100,173
115,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.66%, due 02/21/28	115,981
275,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class C, 5.21%, due 12/18/28	278,019
121,399	GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, due 08/16/28	122,643
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class B, 5.16%, due 08/16/29	101,821
109,898	GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.10%, due 03/16/29	110,826
250,000	GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class A1R3, 4.85% (3 mo. USD Term SOFR + 0.97%), due 04/20/34(b) 144A	249,929
100,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-2, Class A2, 4.22%, due 05/15/28 144A	100,396
100,000	GreenSky Home Improvement Issuer Trust, Series 2025-3A, Class A1, 4.34%, due 12/27/60 144A	100,165
55,161	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.50%, due 03/25/38 144A	56,446
61,101	Hilton Grand Vacations Trust, Series 2024-3A, Class A, 4.98%, due 08/27/40 144A	61,921
150,000	Honda Auto Receivables Owner Trust, Series 2025-4, Class A2A, 4.04%, due 06/15/28	150,309
91,822	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3, 5.41%, due 05/17/27 144A	92,301
215,000	Hyundai Auto Lease Securitization Trust, Series 2024-C, Class A3, 4.62%, due 04/17/28 144A	216,403
95,000	Hyundai Auto Receivables Trust, Series 2024-C, Class A3, 4.41%, due 05/15/29	95,788
300,000	Invesco U.S. CLO Ltd., Series 2023-1A, Class AR, 5.43% (3 mo. USD Term SOFR + 1.57%), due 04/22/37(b) 144A	300,371
350,000	John Deere Owner Trust, Series 2023-C, Class A4, 5.39%, due 08/15/30	357,036
45,000	John Deere Owner Trust, Series 2024-A, Class A3, 4.96%, due 11/15/28	45,406
100,000	John Deere Owner Trust, Series 2024-B, Class A3, 5.20%, due 03/15/29	101,471
105,000	John Deere Owner Trust, Series 2024-C, Class A3, 4.06%, due 06/15/29	105,381
100,000	John Deere Owner Trust, Series 2025-A, Class A4, 4.42%, due 02/17/32	101,270
8,983	Kubota Credit Owner Trust, Series 2022-2A, Class A3, 4.09%, due 12/15/26 144A	8,984
265,000	Kubota Credit Owner Trust, Series 2025-2A, Class A3, 4.42%, due 09/17/29 144A	267,978
38,601	Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10%, due 10/15/30 144A	38,615
100,000	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.12% (1 mo. USD Term SOFR + 1.39%), due 08/17/42(b) 144A	100,076
200,000	LoanCore Issuer LLC, Series 2025-CRE9, Class A, 5.18% (1 mo. USD Term SOFR + 1.45%), due 08/18/42(b) 144A	200,184
500,000	Magnetite XXXI Ltd., Series 2021-31A, Class A1R (3 mo. USD Term SOFR + 1.00%), due 07/15/34(b)(c) 144A	500,125
60,000	Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32%, due 01/18/28	60,596
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
100,000	MF1 LLC, Series 2025-FL17, Class A, 5.05% (1 mo. USD Term SOFR + 1.32%), due 02/18/40(b) 144A	99,870
80,534	MVW LLC, Series 2024-1A, Class A, 5.32%, due 02/20/43 144A	82,268
174,945	MVW LLC, Series 2024-2A, Class A, 4.43%, due 03/20/42 144A	175,584
39,326	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.40%, due 10/15/68 144A	38,412
272,958	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, due 05/15/69 144A	260,956
169,746	Navient Private Education Refi Loan Trust, Series 2020-EA, Class A, 1.69%, due 05/15/69 144A	160,464
291,450	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, due 09/16/69 144A	275,266
71,294	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	67,526
64,050	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.51%, due 10/15/71 144A	65,967
63,991	Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, due 10/15/72 144A	65,664
107,888	Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, due 12/15/59 144A	106,426
50,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, due 09/25/30 144A	50,243
400,000	Neuberger Berman Loan Advisers CLO 41 Ltd., Series 2021-41A, Class AR, 4.95% (3 mo. USD Term SOFR + 1.05%), due 04/15/34(b) 144A	399,754
250,000	Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class AR, 4.84% (3 mo. USD Term SOFR + 0.95%), due 07/16/36(b) 144A	250,102
250,000	Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class BR, 5.33% (3 mo. USD Term SOFR + 1.45%), due 07/17/36(b) 144A	250,207
100,000	Nissan Auto Lease Trust, Series 2024-A, Class A4, 4.97%, due 09/15/28	100,504
195,379	OZLM XV Ltd., Series 2016-15A, Class A1R3, 4.93% (3 mo. USD Term SOFR + 1.05%), due 04/20/33(b) 144A	195,476
184,848	Palmer Square Loan Funding Ltd., Series 2024-2A, Class A1N, 4.90% (3 mo. USD Term SOFR + 1.00%), due 01/15/33(b) 144A	184,940
300,000	Palmer Square Loan Funding Ltd., Series 2025-3A, Class A1, 4.66% (3 mo. USD Term SOFR + 0.95%), due 01/15/34(b) 144A	299,927
220,000	PFS Financing Corp., Series 2023-C, Class A, 5.52%, due 10/15/28 144A	222,580
106,711	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3, 5.79%, due 01/22/29 144A	107,545
45,534	Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.04%, due 06/27/33 144A	45,724
15,858	Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25%, due 04/17/28	15,869
100,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, due 01/15/31	100,841
50,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, due 01/16/29	50,118
100,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, due 03/17/31	100,842
40,255	Santander Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.71%, due 06/15/28	40,319
86,388	Santander Drive Auto Receivables Trust, Series 2025-3, Class A2, 4.63%, due 10/16/28	86,665
50,000	Santander Drive Auto Receivables Trust, Series 2025-3, Class B, 4.49%, due 09/15/31	50,429
50,000	Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28%, due 01/15/29	50,125
181,428	SMB Private Education Loan Trust, Series 2022-B, Class A1A, 3.94%, due 02/16/55 144A	177,921
93,104	SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13%, due 04/15/54 144A	94,660
100,000	SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, due 02/27/34 144A	101,191
132,794	SoFi Consumer Loan Program Trust, Series 2025-4, Class A, 4.24%, due 08/25/35 144A	132,973
172See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
44,604	SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, due 02/15/47 144A	39,146
215,844	Southwick Park CLO LLC, Series 2019-4A, Class A1RR, 4.88% (3 mo. USD Term SOFR + 1.00%), due 07/20/32(b) 144A	215,903
100,000	STAR Trust, Series 2025-SFR6, Class A, 5.15% (1 mo. USD Term SOFR + 1.40%), due 08/17/42(b) 144A	100,333
250,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.74%, due 10/15/29	253,663
245,000	Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, due 07/15/30	249,098
230,894	Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, due 06/20/28 144A	232,677
83,524	Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, due 10/16/28	84,080
41,309	Toyota Auto Receivables Owner Trust, Series 2025-B, Class A2A, 4.46%, due 03/15/28	41,412
150,000	Toyota Lease Owner Trust, Series 2025-B, Class A3, 3.96%, due 11/20/28 144A	150,490
170,000	Verizon Master Trust, Series 2023-4, Class B, 4.57%, due 06/20/29	170,354
190,000	Verizon Master Trust, Series 2024-4, Class A1A, 5.21%, due 06/20/29	191,164
130,000	Verizon Master Trust, Series 2024-7, Class B, 4.60%, due 08/20/32 144A	131,522
75,000	Verizon Master Trust, Series 2024-8, Class B, 4.82%, due 11/20/30	75,991
135,000	Verizon Master Trust, Series 2025-3, Class A1A, 4.51%, due 03/20/30	136,151
250,000	Volvo Financial Equipment LLC, Series 2024-1A, Class A3, 4.29%, due 10/16/28 144A	251,174
100,000	Volvo Financial Equipment LLC, Series 2025-1A, Class A3, 4.46%, due 05/15/29 144A	100,899
100,000	Volvo Financial Equipment LLC, Series 2025-2A, Class A3, 3.99%, due 12/17/29 144A	100,248
155,000	WF Card Issuance Trust, Series 2025-A1, Class A, 4.34%, due 05/15/30	157,204
100,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3, 4.42%, due 04/17/28	100,855
100,000	World Omni Select Auto Trust, Series 2025-A, Class A3, 4.08%, due 08/15/31	100,212
		17,928,918
	Bank Loans — 2.0%
199,500	Allied Universal Holdco LLC, 2025 USD Term Loan B, 6.97% (1 mo. USD Term SOFR + 3.25%), due 08/20/32(b)	200,722
50,000	APi Group DE, Inc., 2025 Term Loan, 5.47% (1 mo. USD Term SOFR + 1.75%), due 01/03/29(b)	50,258
99,498	Avolon TLB Borrower 1 U.S. LLC, 2023 Term Loan B6, 5.48% (1 mo. USD Term SOFR + 1.75%), due 06/24/30(b)	100,244
93,360	Chart Industries, Inc., 2024 Term Loan B, 6.48% (3 mo. USD Term SOFR + 2.50%), due 03/15/30(b)	93,904
100,000	CommScope, Inc., 2024 Term Loan, 8.47% (1 mo. USD Term SOFR + 4.75%), due 12/17/29(b)	100,338
49,870	CoreLogic, Inc., Term Loan, 7.33% (1 mo. USD Term SOFR + 3.50%), due 06/02/28(b)	50,019
79,703	Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 6.47% (1 mo. USD Term SOFR + 2.75%), due 10/09/29(b)	80,281
49,853	HUB International Ltd., 2025 Term Loan B, 6.12% (3 mo. USD Term SOFR + 2.25%), due 06/20/30(b)	50,175
99,499	IMA Financial Group, Inc., Term Loan, 6.72% (1 mo. USD Term SOFR + 3.00%), due 11/01/28(b)	99,841
18,966	Medline Borrower LP, 2025 Term Loan B, 5.47% (1 mo. USD Term SOFR + 1.75%), due 10/23/28(b)	19,042
97,704	Polaris Newco LLC, USD Term Loan B, 7.85% (3 mo. USD Term SOFR + 3.75%), due 06/02/28(b)	94,407
49,749	Primo Brands Corp., 2025 Term Loan B, 5.92% (3 mo. USD Term SOFR + 2.25%), due 03/31/28(b)	49,921
42,999	Proampac PG Borrower LLC, 2024 Term Loan, 7.88% (3 mo. USD Term SOFR + 4.00%), due 09/15/28(b)	43,066
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
55,005	Proampac PG Borrower LLC, 2024 Term Loan, 7.90% (3 mo. USD Term SOFR + 4.00%), due 09/15/28(b)	55,091
98,012	Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, 6.42% (Prime Rate + 2.75%), due 11/22/29(b)	98,695
99,247	Tempo Acquisition LLC, 2025 Repriced Term Loan B, 5.47% (1 mo. USD Term SOFR + 1.75%), due 08/31/28(b)	95,773
65,310	Titan Acquisition Ltd., 2024 Term Loan B, 7.47% (3 mo. USD Term SOFR + 3.75%), due 02/15/29(b)	65,855
64,981	Titan Acquisition Ltd., 2024 Term Loan B, 7.59% (3 mo. USD Term SOFR + 3.75%), due 02/15/29(b)	65,522
97,010	TransDigm, Inc., 2023 Term Loan J, 6.22% (1 mo. USD Term SOFR + 2.50%), due 02/28/31(b)	97,477
97,252	UKG, Inc., 2024 Term Loan B, 6.34% (3 mo. USD Term SOFR + 2.50%), due 02/10/31(b)	97,460
		1,608,091
	Corporate Debt — 40.1%
18,000	3M Co., 4.80%, due 03/15/30	18,436
10,000	AbbVie, Inc., 3.20%, due 11/21/29	9,707
23,000	AbbVie, Inc., 4.80%, due 03/15/29	23,587
72,000	Advanced Micro Devices, Inc., 4.32%, due 03/24/28	72,797
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 04/01/28	152,608
64,000	AES Corp., 5.45%, due 06/01/28	65,526
27,000	AGCO Corp., 5.45%, due 03/21/27	27,381
73,000	Air Products & Chemicals, Inc., 4.30%, due 06/11/28	73,787
73,000	Alabama Power Co., 3.75%, due 09/01/27	73,115
86,000	Albemarle Corp., 4.65%, due 06/01/27	86,597
20,000	Alphabet, Inc., 1.10%, due 08/15/30	17,655
40,000	Alphabet, Inc., 3.88%, due 11/15/28	40,221
175,000	Amazon.com, Inc., 3.90%, due 11/20/28	175,661
50,000	Amcor Flexibles North America, Inc., 4.80%, due 03/17/28	50,756
60,000	Ameren Corp., 5.70%, due 12/01/26	60,842
74,000	Ameren Illinois Co., 3.80%, due 05/15/28	73,879
114,736	American Airlines Pass-Through Trust, 3.00%, due 04/15/30	111,062
116,900	American Airlines Pass-Through Trust, 3.20%, due 12/15/29	114,441
85,974	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	82,594
37,000	American Electric Power Co., Inc., 5.20%, due 01/15/29	38,164
80,000	American Express Co., 4.35% (1 day USD SOFR + 0.81%), due 07/20/29(b)	80,624
50,000	American Express Co., 4.73% (1 day USD SOFR + 1.26%), due 04/25/29(b)	50,794
59,000	American Express Co., 5.10% (1 day USD SOFR + 1.00%), due 02/16/28(b)	59,715
15,000	American Express Co., 5.28% (1 day USD SOFR Index + 1.28%), due 07/27/29(b)	15,457
47,000	American Express Co., 5.39% (1 day USD SOFR + 0.97%), due 07/28/27(b)	47,372
20,000	American Express Co., 5.65% (1 day USD SOFR Index + 0.75%), due 04/23/27(b)	20,098
55,000	American Homes 4 Rent LP, 4.25%, due 02/15/28	55,170
38,000	American Honda Finance Corp., 1.30%, due 09/09/26	37,335
10,000	American Honda Finance Corp., 4.40%, due 10/05/26	10,038
29,000	American Honda Finance Corp., 4.45%, due 10/22/27	29,278
200,000	American Tower Corp., 2.75%, due 01/15/27	197,472
79,000	American Tower Corp., 3.65%, due 03/15/27	78,699
5,000	American Tower Corp., 5.25%, due 07/15/28	5,144
174See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
5,000	American Tower Corp., 5.50%, due 03/15/28	5,148
88,000	Amgen, Inc., 5.15%, due 03/02/28	90,107
80,000	Amphenol Corp., 3.90%, due 11/15/28	79,964
73,000	Amphenol Corp., 4.38%, due 06/12/28	73,722
79,000	Analog Devices, Inc., 4.25%, due 06/15/28	79,689
28,000	Aon North America, Inc., 5.13%, due 03/01/27	28,360
21,000	Arthur J Gallagher & Co., 4.85%, due 12/15/29	21,513
100,000	Aspen Insurance Holdings Ltd., 5.75%, due 07/01/30	104,424
75,000	Astrazeneca Finance LLC, 4.80%, due 02/26/27	75,862
38,000	AT&T, Inc., 1.70%, due 03/25/26	37,811
170,000	AT&T, Inc., 4.10%, due 02/15/28	170,219
250,000	Atlas Warehouse Lending Co. LP, 6.05%, due 01/15/28 144A	258,123
100,000	Aviation Capital Group LLC, 4.75%, due 04/14/27 144A	100,586
17,000	Avolon Holdings Funding Ltd., 2.53%, due 11/18/27 144A	16,498
50,000	Avolon Holdings Funding Ltd., 2.75%, due 02/21/28 144A	48,480
200,000	BAE Systems PLC, 5.13%, due 03/26/29 144A	205,940
63,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, due 12/15/26	61,931
136,000	Baltimore Gas & Electric Co., 2.40%, due 08/15/26	134,777
64,000	Bank of America Corp., 1.73% (1 day USD SOFR + 0.96%), due 07/22/27(b)	63,196
241,000	Bank of America Corp., 2.09% (1 day USD SOFR + 1.06%), due 06/14/29(b)	230,041
65,000	Bank of America Corp., 2.55% (1 day USD SOFR + 1.05%), due 02/04/28(b)	63,962
18,000	Bank of America Corp., 3.19% (3 mo. USD Term SOFR + 1.44%), due 07/23/30(b)	17,403
75,000	Bank of America Corp., 3.42% (3 mo. USD Term SOFR + 1.30%), due 12/20/28(b)	74,171
54,000	Bank of America Corp., 3.71% (3 mo. USD Term SOFR + 1.77%), due 04/24/28(b)	53,785
45,000	Bank of America Corp., 3.97% (3 mo. USD Term SOFR + 1.33%), due 03/05/29(b)	44,950
36,000	Bank of America Corp., 4.38% (1 day USD SOFR + 1.58%), due 04/27/28(b)	36,157
250,000	Bank of America Corp., 4.98% (1 day USD SOFR + 0.83%), due 01/24/29(b)	254,773
300,000	Bank of America Corp., 5.93% (1 day USD SOFR + 1.34%), due 09/15/27(b)	303,961
55,000	Bank of Montreal, 4.06% (1 day USD SOFR Index + 0.75%), due 09/22/28(b)	55,089
250,000	Bank of New York Mellon, 4.73% (1 day USD SOFR + 1.14%), due 04/20/29(b)	254,184
33,000	Bank of New York Mellon Corp., 4.95% (1 day USD SOFR + 1.03%), due 04/26/27(b)	33,110
15,000	Bank of Nova Scotia, 4.04% (1 day USD SOFR + 0.76%), due 09/15/28(b)	15,007
185,000	Bank of Nova Scotia, 4.40% (1 day USD SOFR + 1.00%), due 09/08/28(b)	186,041
200,000	Barclays PLC, 4.48% (1 day USD SOFR + 1.08%), due 11/11/29(b)	201,208
64,000	Becton Dickinson & Co., 4.69%, due 02/13/28	64,883
36,000	BHP Billiton Finance USA Ltd., 5.25%, due 09/08/26	36,339
145,000	BlackRock Funding, Inc., 4.60%, due 07/26/27	147,024
28,000	BMW U.S. Capital LLC, 1.25%, due 08/12/26 144A	27,563
14,000	BMW U.S. Capital LLC, 4.50%, due 08/11/30 144A	14,086
250,000	BNP Paribas SA, 4.79% (1 day USD SOFR + 1.45%), due 05/09/29(b) 144A	253,089
50,000	Boeing Co., 6.26%, due 05/01/27	51,328
200,000	Booz Allen Hamilton, Inc., 3.88%, due 09/01/28 144A	196,481
17,000	BorgWarner, Inc., 4.95%, due 08/15/29	17,415
150,000	Boston Properties LP, 2.75%, due 10/01/26	148,486
43,103	British Airways Pass-Through Trust, 3.35%, due 12/15/30 144A	41,966
100,000	Brixmor Operating Partnership LP, 4.13%, due 05/15/29	99,696
32,000	Broadcom, Inc., 3.46%, due 09/15/26	31,920
111,000	Broadcom, Inc., 4.15%, due 02/15/28	111,460
18,000	Broadcom, Inc., 4.80%, due 04/15/28	18,343
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
200,000	Broadcom, Inc., 5.05%, due 07/12/29	206,116
200,000	Brooklyn Union Gas Co., 4.63%, due 08/05/27 144A	201,375
193,000	Brown & Brown, Inc., 4.70%, due 06/23/28	195,437
62,000	Cadence Design Systems, Inc., 4.20%, due 09/10/27	62,397
200,000	CaixaBank SA, 4.63% (1 day USD SOFR + 1.14%), due 07/03/29(b) 144A	202,274
13,000	Canadian Imperial Bank of Commerce, 4.86% (1 day USD SOFR + 1.03%), due 03/30/29(b)	13,229
180,000	Canadian Imperial Bank of Commerce, 5.00%, due 04/28/28	184,168
81,000	Capital One Financial Corp., 1.88% (1 day USD SOFR + 0.86%), due 11/02/27(b)	79,500
59,000	Capital One Financial Corp., 5.47% (1 day USD SOFR + 2.08%), due 02/01/29(b)	60,646
35,000	Capital One Financial Corp., 5.70% (1 day USD SOFR + 1.91%), due 02/01/30(b)	36,448
61,000	Cardinal Health, Inc., 4.70%, due 11/15/26	61,412
10,000	Cardinal Health, Inc., 5.00%, due 11/15/29	10,284
41,000	Cardinal Health, Inc., 5.13%, due 02/15/29	42,259
15,000	Cargill, Inc., 3.63%, due 04/22/27 144A	14,970
60,000	Caterpillar Financial Services Corp., 4.40%, due 03/03/28	60,728
15,000	Caterpillar Financial Services Corp., 4.80%, due 01/08/30	15,521
27,000	CenterPoint Energy Houston Electric LLC, 4.80%, due 03/15/30	27,686
23,000	Charles Schwab Corp., 5.88%, due 08/24/26	23,259
30,000	Chevron USA, Inc., 4.05%, due 08/13/28	30,270
14,000	Chevron USA, Inc., 4.30%, due 10/15/30(d)	14,152
18,000	Chevron USA, Inc., 4.69%, due 04/15/30	18,436
20,000	Cigna Group, 2.38%, due 03/15/31	18,127
65,000	Cigna Group, 4.50%, due 09/15/30	65,522
76,000	Cisco Systems, Inc., 4.55%, due 02/24/28	77,282
31,000	Cisco Systems, Inc., 4.75%, due 02/24/30	31,910
30,000	Citigroup, Inc., 2.57% (1 day USD SOFR + 2.11%), due 06/03/31(b)	27,836
250,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(b)	247,904
150,000	Citigroup, Inc., 4.64% (1 day USD SOFR + 1.14%), due 05/07/28(b)	151,238
5,000	Citigroup, Inc., 4.79% (1 day USD SOFR + 0.87%), due 03/04/29(b)	5,074
15,000	CME Group, Inc., 4.40%, due 03/15/30	15,233
15,000	CNO Global Funding, 4.38%, due 09/08/28 144A	15,041
20,000	Comcast Corp., 3.40%, due 04/01/30	19,419
100,000	Concentrix Corp., 6.65%, due 08/02/26	100,997
15,000	Connecticut Light & Power Co., 4.65%, due 01/01/29	15,312
13,000	Consumers Energy Co., 4.50%, due 01/15/31	13,170
23,000	Consumers Energy Co., 4.90%, due 02/15/29	23,626
250,000	Cooperatieve Rabobank UA, 4.66% (1 yr. CMT + 1.75%), due 08/22/28(b) 144A	252,739
61,000	Corebridge Financial, Inc., 3.65%, due 04/05/27	60,658
20,000	Corebridge Global Funding, 4.25%, due 08/21/28 144A	20,070
250,000	Credit Agricole SA, 5.23% (1 day USD SOFR + 1.13%), due 01/09/29(b) 144A	255,466
40,000	Crown Castle, Inc., 5.60%, due 06/01/29	41,579
4,000	CSL Finance PLC, 3.85%, due 04/27/27 144A	3,998
175,000	CVS Health Corp., 1.30%, due 08/21/27	167,559
35,000	CVS Health Corp., 5.40%, due 06/01/29	36,290
200,000	Danske Bank AS, 5.71% (1 yr. CMT + 1.40%), due 03/01/30(b) 144A	208,011
140,000	Dell International LLC/EMC Corp., 4.15%, due 02/15/29	139,995
5,000	Dell International LLC/EMC Corp., 4.50%, due 02/15/31	5,001
72,000	Dell International LLC/EMC Corp., 4.75%, due 04/01/28	73,058
176See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
6,000	Dell International LLC/EMC Corp., 5.00%, due 04/01/30	6,155
15,000	Diamondback Energy, Inc., 5.15%, due 01/30/30	15,459
72,000	Diamondback Energy, Inc., 5.20%, due 04/18/27	73,084
115,000	Dominion Energy, Inc., 4.60%, due 05/15/28	116,504
185,000	DTE Energy Co., 4.88%, due 06/01/28	188,446
118,000	DTE Energy Co., 5.10%, due 03/01/29	121,051
125,000	Duke Energy Corp., 2.65%, due 09/01/26	123,967
93,826	Duke Energy Florida Project Finance LLC, 2.54%, due 09/01/31	90,934
37,000	Eastman Chemical Co., 5.00%, due 08/01/29	37,794
50,000	eBay, Inc., 4.25%, due 03/06/29	50,188
203,000	Ecolab, Inc., 4.30%, due 06/15/28	205,422
4,000	Element Fleet Management Corp., 5.64%, due 03/13/27 144A	4,070
55,000	Eli Lilly & Co., 4.00%, due 10/15/28	55,397
169,000	Eli Lilly & Co., 4.55%, due 02/12/28	172,075
100,000	Enbridge, Inc., 4.20%, due 11/20/28	100,240
67,000	Enbridge, Inc., 4.60%, due 06/20/28	67,787
175,000	Energy Transfer LP, 5.55%, due 02/15/28	179,770
71,000	Enterprise Products Operating LLC, 4.30%, due 06/20/28	71,642
145,000	Equinor ASA, 4.25%, due 06/02/28	146,386
20,000	ERAC USA Finance LLC, 5.00%, due 02/15/29 144A	20,522
125,000	Essential Utilities, Inc., 4.80%, due 08/15/27	126,601
190,000	Essex Portfolio LP, 3.63%, due 05/01/27	189,344
80,000	Eversource Energy, 2.90%, due 03/01/27	78,941
16,000	Exelon Corp., 5.15%, due 03/15/29	16,468
200,000	Federation des Caisses Desjardins du Quebec, 4.57%, due 08/26/30 144A	201,786
22,000	FedEx Corp., 3.25%, due 04/01/26	21,951
62,000	Fiserv, Inc., 5.15%, due 03/15/27	62,687
59,000	Fiserv, Inc., 5.45%, due 03/02/28	60,461
71,000	GATX Corp., 5.40%, due 03/15/27	72,049
250,000	General Mills, Inc., 4.70%, due 01/30/27	251,974
64,000	General Motors Financial Co., Inc., 4.35%, due 01/17/27	64,154
60,000	General Motors Financial Co., Inc., 5.05%, due 04/04/28	61,178
28,000	General Motors Financial Co., Inc., 5.25%, due 03/01/26	28,023
19,000	General Motors Financial Co., Inc., 5.40%, due 04/06/26	19,068
10,000	General Motors Financial Co., Inc., 5.55%, due 07/15/29	10,381
20,000	Georgia Power Co., 4.00%, due 10/01/28	20,124
19,000	Georgia Power Co., 5.00%, due 02/23/27	19,257
16,000	Gilead Sciences, Inc., 4.80%, due 11/15/29	16,477
13,000	GlaxoSmithKline Capital, Inc., 4.50%, due 04/15/30	13,237
100,000	Global Payments, Inc., 4.50%, due 11/15/28	100,242
100,000	GLP Capital LP/GLP Financing II, Inc., 5.75%, due 06/01/28	102,979
79,000	Goldman Sachs Group, Inc., 1.43% (1 day USD SOFR + 0.80%), due 03/09/27(b)	78,602
65,000	Goldman Sachs Group, Inc., 1.95% (1 day USD SOFR + 0.91%), due 10/21/27(b)	63,920
255,000	Goldman Sachs Group, Inc., 2.64% (1 day USD SOFR + 1.11%), due 02/24/28(b)	251,129
250,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(b)	248,701
250,000	Goldman Sachs Group, Inc., 4.15% (1 day USD SOFR + 0.90%), due 10/21/29(b)	250,051
37,000	Goldman Sachs Group, Inc., 5.05% (1 day USD SOFR + 1.21%), due 07/23/30(b)	37,946
17,000	Hanover Insurance Group, Inc., 4.50%, due 04/15/26	17,004
115,000	HCA, Inc., 4.30%, due 11/15/30	114,711
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
34,000	HCA, Inc., 5.88%, due 02/01/29	35,458
116,000	HEICO Corp., 5.25%, due 08/01/28	119,327
18,000	Hershey Co., 4.75%, due 02/24/30	18,508
20,000	Hewlett Packard Enterprise Co., 4.15%, due 09/15/28	20,029
98,000	Hewlett Packard Enterprise Co., 4.55%, due 10/15/29	98,966
30,000	Home Depot, Inc., 3.75%, due 09/15/28	30,052
43,000	Home Depot, Inc., 4.88%, due 06/25/27	43,765
63,000	Honda Motor Co. Ltd., 2.53%, due 03/10/27	61,991
28,000	Honda Motor Co. Ltd., 4.44%, due 07/08/28	28,288
50,000	Host Hotels & Resorts LP, 4.25%, due 12/15/28	50,087
200,000	HSBC Holdings PLC, 4.58% (3 mo. USD Term SOFR + 1.80%), due 06/19/29(b)	201,979
200,000	HSBC Holdings PLC, 5.13% (1 day USD SOFR + 1.04%), due 11/19/28(b)	203,813
47,000	Humana, Inc., 5.75%, due 03/01/28	48,508
110,000	Hyatt Hotels Corp., 5.05%, due 03/30/28	112,092
100,000	Hyundai Capital America, 4.88%, due 11/01/27 144A	101,413
12,000	Hyundai Capital America, 5.95%, due 09/21/26 144A	12,159
60,000	Ingersoll Rand, Inc., 5.20%, due 06/15/27	60,993
100,000	Ingersoll Rand, Inc., 5.40%, due 08/14/28	103,431
80,000	Intercontinental Exchange, Inc., 3.95%, due 12/01/28	80,265
100,000	Jabil, Inc., 5.45%, due 02/01/29	103,420
15,000	Jackson National Life Global Funding, 4.55%, due 09/09/30 144A	14,965
21,000	JB Hunt Transport Services, Inc., 4.90%, due 03/15/30	21,478
30,000	Jersey Central Power & Light Co., 4.15%, due 01/15/29 144A	29,976
66,000	John Deere Capital Corp., 4.25%, due 06/05/28	66,838
59,000	Johnson & Johnson, 4.55%, due 03/01/28	60,167
279,000	JPMorgan Chase & Co., 1.47% (1 day USD SOFR + 0.77%), due 09/22/27(b)	273,983
38,000	JPMorgan Chase & Co., 1.58% (1 day USD SOFR + 0.89%), due 04/22/27(b)	37,721
40,000	JPMorgan Chase & Co., 2.07% (1 day USD SOFR + 1.02%), due 06/01/29(b)	38,239
74,000	JPMorgan Chase & Co., 2.95% (1 day USD SOFR + 1.17%), due 02/24/28(b)	73,131
75,000	JPMorgan Chase & Co., 3.51% (3 mo. USD Term SOFR + 1.21%), due 01/23/29(b)	74,349
150,000	JPMorgan Chase & Co., 4.32% (1 day USD SOFR + 1.56%), due 04/26/28(b)	150,660
40,000	JPMorgan Chase & Co., 4.45% (3 mo. USD Term SOFR + 1.59%), due 12/05/29(b)	40,429
73,000	JPMorgan Chase & Co., 4.51% (1 day USD SOFR + 0.86%), due 10/22/28(b)	73,735
150,000	JPMorgan Chase & Co., 4.92% (1 day USD SOFR + 0.80%), due 01/24/29(b)	152,859
150,000	JPMorgan Chase & Co., 4.98% (1 day USD SOFR + 0.93%), due 07/22/28(b)	152,355
37,000	JPMorgan Chase & Co., 5.01% (1 day USD SOFR + 1.31%), due 01/23/30(b)	37,963
61,000	JPMorgan Chase & Co., 5.04% (1 day USD SOFR + 1.19%), due 01/23/28(b)	61,654
81,000	JPMorgan Chase & Co., 5.57% (1 day USD SOFR + 0.93%), due 04/22/28(b)	82,642
16,000	JPMorgan Chase & Co., 5.58% (1 day USD SOFR + 1.16%), due 04/22/30(b)	16,707
295,000	JPMorgan Chase & Co., 6.07% (1 day USD SOFR + 1.33%), due 10/22/27(b)	299,737
50,000	Keurig Dr. Pepper, Inc., 4.35%, due 05/15/28	50,188
49,000	Kinder Morgan, Inc., 1.75%, due 11/15/26	48,121
100,000	Kite Realty Group Trust, 4.75%, due 09/15/30	101,285
49,000	L3Harris Technologies, Inc., 4.40%, due 06/15/28	49,392
10,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	10,026
65,000	Las Vegas Sands Corp., 5.90%, due 06/01/27	66,338
75,000	Lennox International, Inc., 5.50%, due 09/15/28	77,508
14,000	Liberty Utilities Co., 5.58%, due 01/31/29 144A	14,476
400,000	Lloyds Banking Group PLC, 3.57% (3 mo. USD LIBOR + 1.21%), due 11/07/28(b)	397,063
178See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
200,000	Lloyds Banking Group PLC, 5.46% (1 yr. CMT + 1.38%), due 01/05/28(b)	202,744
10,000	Lockheed Martin Corp., 4.15%, due 08/15/28	10,071
20,000	Lockheed Martin Corp., 4.40%, due 08/15/30	20,217
67,000	Lowe's Cos., Inc., 3.35%, due 04/01/27	66,567
50,000	Lowe's Cos., Inc., 4.00%, due 10/15/28	50,136
150,000	LPL Holdings, Inc., 4.90%, due 04/03/28	152,293
100,000	LPL Holdings, Inc., 5.70%, due 05/20/27	101,990
25,000	Marriott International, Inc., 4.20%, due 07/15/27	25,110
110,000	Mars, Inc., 4.60%, due 03/01/28 144A	111,561
11,000	Mars, Inc., 4.80%, due 03/01/30 144A	11,251
25,000	McDonald's Corp., 4.40%, due 02/12/31	25,231
11,000	Merck & Co., Inc., 4.15%, due 03/15/31(d)	10,983
110,000	Meta Platforms, Inc., 4.20%, due 11/15/30	110,406
25,000	Meta Platforms, Inc., 4.30%, due 08/15/29	25,324
175,000	Microchip Technology, Inc., 4.90%, due 03/15/28	177,507
255,000	Mitsubishi UFJ Financial Group, Inc., 2.34% (1 yr. CMT + 0.83%), due 01/19/28(b)	250,659
200,000	Mitsubishi UFJ Financial Group, Inc., 5.42% (1 yr. CMT + 1.38%), due 02/22/29(b)	205,875
125,000	Molex Electronic Technologies LLC, 4.75%, due 04/30/28 144A	126,515
259,000	Morgan Stanley, 1.51% (1 day USD SOFR + 0.86%), due 07/20/27(b)	255,376
42,000	Morgan Stanley, 1.59% (1 day USD SOFR + 0.88%), due 05/04/27(b)	41,639
76,000	Morgan Stanley, 2.48% (1 day USD SOFR + 1.00%), due 01/21/28(b)	74,799
8,000	Morgan Stanley, 3.13%, due 07/27/26	7,966
40,000	Morgan Stanley, 3.77% (3 mo. USD Term SOFR + 1.40%), due 01/24/29(b)	39,793
55,000	Morgan Stanley, 4.13% (1 day USD SOFR + 0.91%), due 10/18/29(b)	55,006
3,000	Morgan Stanley, 4.89% (1 day USD SOFR + 1.31%), due 10/22/36(b)	2,981
43,000	Morgan Stanley, 4.99% (1 day USD SOFR + 1.38%), due 04/12/29(b)	43,870
20,000	Morgan Stanley, 5.04% (1 day USD SOFR + 1.22%), due 07/19/30(b)	20,530
28,000	Morgan Stanley, 5.16% (1 day USD SOFR + 1.59%), due 04/20/29(b)	28,650
27,000	Morgan Stanley, 5.23% (1 day USD SOFR + 1.11%), due 01/15/31(b)	27,879
200,000	Morgan Stanley, 5.66% (1 day USD SOFR + 1.26%), due 04/18/30(b)	208,570
2,000	Morgan Stanley, 5.66% (1 day USD SOFR + 1.76%), due 04/17/36(b)	2,105
350,000	Morgan Stanley Bank NA, 5.02% (1 day USD SOFR + 0.91%), due 01/12/29(b)	356,667
180,000	National Rural Utilities Cooperative Finance Corp., 3.95%, due 12/10/27	180,797
61,000	National Rural Utilities Cooperative Finance Corp., 4.12%, due 09/16/27	61,333
15,000	National Rural Utilities Cooperative Finance Corp., 4.15%, due 08/25/28	15,087
13,000	National Rural Utilities Cooperative Finance Corp., 5.15%, due 06/15/29	13,467
10,000	National Rural Utilities Cooperative Finance Corp., 5.60%, due 11/13/26	10,140
64,000	NextEra Energy Capital Holdings, Inc., 1.88%, due 01/15/27	62,680
52,000	NextEra Energy Capital Holdings, Inc., 1.90%, due 06/15/28	49,579
85,000	NextEra Energy Capital Holdings, Inc., 4.63%, due 07/15/27	85,976
71,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 02/28/28	72,377
37,000	NextEra Energy Capital Holdings, Inc., 5.05%, due 03/15/30	38,218
175,000	NiSource, Inc., 5.20%, due 07/01/29	180,638
155,000	Nordson Corp., 4.50%, due 12/15/29	156,217
8,000	Northrop Grumman Corp., 4.65%, due 07/15/30	8,152
15,000	Novartis Capital Corp., 3.80%, due 09/18/29	14,944
250,000	NTT Finance Corp., 4.62%, due 07/16/28 144A	253,450
28,000	Nucor Corp., 4.65%, due 06/01/30	28,648
71,000	Nutrien Ltd., 5.20%, due 06/21/27	72,220
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
50,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, due 08/19/28	50,211
200,000	OGE Energy Corp., 5.45%, due 05/15/29	207,577
36,000	ONE Gas, Inc., 5.10%, due 04/01/29	37,088
33,000	Oracle Corp., 1.65%, due 03/25/26	32,795
32,000	Oracle Corp., 2.65%, due 07/15/26	31,745
100,000	Oracle Corp., 4.45%, due 09/26/30	97,924
14,000	Oracle Corp., 4.80%, due 08/03/28	14,078
21,000	Ovintiv, Inc., 5.38%, due 01/01/26	21,000
21,000	PACCAR Financial Corp., 4.00%, due 08/08/28	21,162
30,000	PACCAR Financial Corp., 4.00%, due 11/07/28	30,164
26,000	PACCAR Financial Corp., 4.00%, due 09/26/29	26,103
150,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, due 07/01/27 144A	150,569
30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, due 08/01/28 144A	31,299
33,000	PepsiCo, Inc., 4.10%, due 01/15/29	33,207
21,000	PepsiCo, Inc., 4.30%, due 07/23/30	21,241
50,000	Pfizer, Inc., 4.29% (1 day USD SOFR + 0.50%), due 11/15/27(b)	50,169
30,000	Philip Morris International, Inc., 3.88%, due 10/27/28	29,981
73,000	Philip Morris International, Inc., 4.13%, due 04/28/28	73,365
29,000	Philip Morris International, Inc., 4.88%, due 02/13/29	29,711
95,000	Pinnacle West Capital Corp., 4.90%, due 05/15/28	96,831
11,000	Pinnacle West Capital Corp., 5.15%, due 05/15/30	11,350
33,000	Pioneer Natural Resources Co., 1.13%, due 01/15/26	32,965
100,000	PNC Financial Services Group, Inc., 5.30% (1 day USD SOFR + 1.34%), due 01/21/28(b)	101,335
240,000	PNC Financial Services Group, Inc., 6.62% (1 day USD SOFR Index + 1.73%), due 10/20/27(b)	244,868
221,000	Private Export Funding Corp., 4.50%, due 02/07/27 144A	222,095
53,000	Prologis LP, 4.88%, due 06/15/28	54,333
50,000	Prologis Targeted U.S. Logistics Fund LP, 4.25%, due 01/15/31 144A	49,699
80,000	Public Service Electric & Gas Co., 3.65%, due 09/01/28	79,536
66,000	Public Service Enterprise Group, Inc., 5.85%, due 11/15/27	68,104
125,000	Public Service Enterprise Group, Inc., 5.88%, due 10/15/28	130,656
21,000	Quanta Services, Inc., 4.30%, due 08/09/28	21,128
85,000	Quest Diagnostics, Inc., 4.60%, due 12/15/27	86,098
175,000	Regal Rexnord Corp., 6.05%, due 02/15/26	175,297
17,000	RELX Capital, Inc., 4.75%, due 03/27/30	17,366
53,000	Rio Tinto Finance USA PLC, 4.50%, due 03/14/28	53,670
36,000	Rogers Communications, Inc., 5.00%, due 02/15/29	36,717
171,000	Roper Technologies, Inc., 4.25%, due 09/15/28	171,716
8,000	Royal Bank of Canada, 4.50% (1 day USD SOFR + 0.89%), due 08/06/29(b)	8,084
44,000	Royal Bank of Canada, 4.52% (1 day USD SOFR Index + 0.86%), due 10/18/28(b)	44,468
34,000	Royal Bank of Canada, 4.72% (1 day USD SOFR Index + 0.81%), due 03/27/28(b)	34,301
35,000	Royal Bank of Canada, 4.95%, due 02/01/29	35,963
325,000	Royal Bank of Canada, 4.97% (1 day USD SOFR + 0.83%), due 01/24/29(b)	331,291
37,000	Royal Bank of Canada, 4.97% (1 day USD SOFR + 1.10%), due 08/02/30(b)	37,959
30,000	RTX Corp., 3.50%, due 03/15/27	29,874
11,000	Ryder System, Inc., 4.95%, due 09/01/29	11,272
71,000	Ryder System, Inc., 5.25%, due 06/01/28	72,979
21,000	S&P Global, Inc., 2.70%, due 03/01/29	20,209
180See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
100,000	SCE Recovery Funding LLC, 4.45%, due 03/15/36	100,541
7,000	Sempra, 5.40%, due 08/01/26	7,046
36,000	Sherwin-Williams Co., 4.30%, due 08/15/28	36,242
23,000	Sherwin-Williams Co., 4.50%, due 08/15/30	23,273
83,000	Smith & Nephew PLC, 5.15%, due 03/20/27	83,998
11,000	Solventum Corp., 5.40%, due 03/01/29	11,402
85,000	Southern California Edison Co., 3.65%, due 03/01/28	84,083
250,000	Southern California Gas Co., 2.95%, due 04/15/27	247,456
29,000	Southern Co., 5.50%, due 03/15/29	30,134
50,000	Southern Co. Gas Capital Corp., 4.05%, due 09/15/28	50,049
65,000	Southern Power Co., 4.25%, due 10/01/30	64,920
200,000	Spectra Energy Partners LP, 3.38%, due 10/15/26	199,185
69,000	Sprint Capital Corp., 6.88%, due 11/15/28	74,091
225,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, due 09/20/29 144A	227,051
46,000	Stanley Black & Decker, Inc., 6.00%, due 03/06/28	47,723
65,000	Starbucks Corp., 4.50%, due 05/15/28	65,683
17,000	State Street Corp., 3.03% (1 day USD SOFR + 1.49%), due 11/01/34(b)	16,072
67,000	State Street Corp., 4.53% (1 day USD SOFR + 1.02%), due 02/20/29(b)	67,884
60,000	State Street Corp., 4.54%, due 02/28/28	60,976
55,000	Steel Dynamics, Inc., 4.00%, due 12/15/28	54,981
61,000	Stryker Corp., 3.65%, due 03/07/28	60,725
76,000	Stryker Corp., 4.70%, due 02/10/28	77,168
60,000	Synopsys, Inc., 4.65%, due 04/01/28	60,856
25,000	Targa Resources Corp., 4.35%, due 01/15/29	25,074
125,000	Targa Resources Corp., 6.15%, due 03/01/29	131,701
100,000	TD SYNNEX Corp., 4.30%, due 01/17/29	99,893
82,000	T-Mobile USA, Inc., 2.05%, due 02/15/28	78,771
9,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	8,780
36,000	T-Mobile USA, Inc., 4.95%, due 03/15/28	36,712
73,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28	73,325
48,000	Toronto-Dominion Bank, 4.98%, due 04/05/27	48,639
34,000	Toronto-Dominion Bank, 5.53%, due 07/17/26	34,286
234,000	Toyota Motor Credit Corp., 4.35%, due 10/08/27	236,462
25,000	Toyota Motor Credit Corp., 5.00%, due 03/19/27	25,377
30,000	Toyota Motor Credit Corp., 5.40%, due 11/20/26	30,431
18,000	Truist Financial Corp., 1.27% (1 day USD SOFR + 0.61%), due 03/02/27(b)	17,912
66,000	Truist Financial Corp., 1.89% (1 day USD SOFR + 0.86%), due 06/07/29(b)	62,734
37,000	Truist Financial Corp., 5.44% (1 day USD SOFR + 1.62%), due 01/24/30(b)	38,337
35,000	Truist Financial Corp., 7.16% (1 day USD SOFR + 2.45%), due 10/30/29(b)	37,775
220,000	U.S. Bancorp, 2.22% (1 day USD SOFR + 0.73%), due 01/27/28(b)	216,178
13,000	U.S. Bancorp, 5.05% (1 day USD SOFR + 1.06%), due 02/12/31(b)	13,368
15,000	Uber Technologies, Inc., 4.30%, due 01/15/30	15,105
200,000	UBS Group AG, 1.49% (1 yr. CMT + 0.85%), due 08/10/27(b) 144A	196,857
200,000	UBS Group AG, 4.15% (1 day USD SOFR + 0.84%), due 12/23/29(b) 144A	199,914
245,000	UBS Group AG, 4.70% (1 yr. CMT + 2.05%), due 08/05/27(b) 144A	245,906
86,681	United Airlines Pass-Through Trust, 3.10%, due 01/07/30	84,556
111,329	United Airlines Pass-Through Trust, 3.75%, due 03/03/28	111,233
128,672	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	128,666
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
2,720	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	2,792
75,000	UnitedHealth Group, Inc., 2.95%, due 10/15/27	74,012
14,000	UnitedHealth Group, Inc., 4.80%, due 01/15/30	14,362
150,000	USAA Capital Corp., 4.38%, due 06/01/28(d) 144A	151,924
100,000	Ventas Realty LP, 3.85%, due 04/01/27	99,809
300,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	281,417
60,000	Veralto Corp., 5.50%, due 09/18/26	60,530
165,000	Verizon Communications, Inc., 4.33%, due 09/21/28	166,439
125,000	VICI Properties LP, 4.75%, due 02/15/28	126,303
50,000	VICI Properties LP, 4.75%, due 04/01/28	50,553
125,000	Vistra Operations Co. LLC, 5.05%, due 12/30/26 144A	125,956
28,000	VMware LLC, 1.40%, due 08/15/26	27,595
70,000	VMware LLC, 3.90%, due 08/21/27	70,070
9,000	Warnermedia Holdings, Inc., 3.76%, due 03/15/27	8,956
48,000	Waste Management, Inc., 4.95%, due 07/03/27	48,835
21,000	WEC Energy Group, Inc., 2.20%, due 12/15/28	19,961
14,000	WEC Energy Group, Inc., 4.75%, due 01/09/26	14,002
105,000	WEC Energy Group, Inc., 5.60%, due 09/12/26	106,084
25,000	Wells Fargo & Co., 2.88% (3 mo. USD Term SOFR + 1.43%), due 10/30/30(b)	23,802
299,000	Wells Fargo & Co., 3.53% (1 day USD SOFR + 1.51%), due 03/24/28(b)	297,141
79,000	Wells Fargo & Co., 3.58% (3 mo. USD Term SOFR + 1.57%), due 05/22/28(b)	78,514
25,000	Wells Fargo & Co., 4.08% (1 day USD SOFR + 0.88%), due 09/15/29(b)	24,990
200,000	Wells Fargo & Co., 4.97% (1 day USD SOFR + 1.37%), due 04/23/29(b)	203,820
53,000	Wells Fargo & Co., 5.57% (1 day USD SOFR + 1.74%), due 07/25/29(b)	54,940
25,000	Welltower OP LLC, 4.50%, due 07/01/30	25,309
54,000	Workday, Inc., 3.50%, due 04/01/27	53,712
85,000	Xcel Energy, Inc., 4.75%, due 03/21/28	86,212
20,000	Zimmer Biomet Holdings, Inc., 5.05%, due 02/19/30	20,656
16,000	Zoetis, Inc., 4.15%, due 08/17/28	16,100
		32,711,907
	Mortgage Backed Securities - Private Issuers — 6.3%
147,293	A&D Mortgage Trust, Series 2025-NQM4, Class A1, 5.23%, due 10/25/70(e) 144A	147,796
94,184	Angel Oak Mortgage Trust, Series 2025-7, Class A1, 5.51%, due 06/25/70(e) 144A	95,186
100,000	BMP Trust, Series 2024-MF23, Class A, 5.12% (1 mo. USD Term SOFR + 1.37%), due 06/15/41(b) 144A	100,261
123,142	BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.50%, due 02/25/65(f) 144A	124,245
91,931	BRAVO Residential Funding Trust, Series 2025-NQM8, Class A1, 5.08%, due 06/25/65(e) 144A	92,289
193,140	BRAVO Residential Funding Trust, Series 2025-NQM9, Class A1, 5.04%, due 09/25/65(e) 144A	193,810
156,032	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 4.71% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	155,973
49,113	BX Commercial Mortgage Trust, Series 2021-XL2, Class A, 4.55% (1 mo. USD Term SOFR + 0.80%), due 10/15/38(b) 144A	49,110
167,857	BX Commercial Mortgage Trust, Series 2024-AIR2, Class A, 5.24% (1 mo. USD Term SOFR + 1.49%), due 10/15/41(b) 144A	168,276
93,620	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 5.44% (1 mo. USD Term SOFR + 1.69%), due 08/15/41(b) 144A	93,920
182See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
73,062	BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, 5.39% (1 mo. USD Term SOFR + 1.64%), due 05/15/41(b) 144A	73,265
95,828	BX Commercial Mortgage Trust, Series 2025-BCAT, Class A, 5.13% (1 mo. USD Term SOFR + 1.38%), due 08/15/42(b) 144A	96,080
169,066	BX Trust, Series 2021-RISE, Class A, 4.61% (1 mo. USD Term SOFR + 0.86%), due 11/15/36(b) 144A	168,980
200,000	BX Trust, Series 2022-LBA6, Class A, 4.75% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	199,977
200,000	BX Trust, Series 2022-VAMF, Class A, 4.60% (1 mo. USD Term SOFR + 0.85%), due 01/15/39(b) 144A	199,925
92,027	BX Trust, Series 2024-FNX, Class A, 5.19% (1 mo. USD Term SOFR + 1.44%), due 11/15/41(b) 144A	92,199
86,538	BX Trust, Series 2024-PALM, Class A, 5.29% (1 mo. USD Term SOFR + 1.54%), due 06/15/37(b) 144A	86,697
100,000	BX Trust, Series 2025-DIME, Class A, 4.90% (1 mo. USD Term SOFR + 1.15%), due 02/15/35(b) 144A	99,864
200,000	BX Trust, Series 2025-VOLT, Class A, 5.45% (1 mo. USD Term SOFR + 1.70%), due 12/15/44(b) 144A	200,488
200,000	CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 5.15% (1 mo. USD Term SOFR + 1.40%), due 10/15/37(b) 144A	200,480
139,377	CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A3, 3.78%, due 03/15/52	137,137
200,000	DBC Mortgage Trust, Series 2025-DBC, Class A, 5.10% (1 mo. USD Term SOFR + 1.35%), due 11/15/42(b) 144A	200,440
125,000	DK Trust, Series 2025-LXP, Class A, 5.33% (1 mo. USD Term SOFR + 1.59%), due 08/15/37(b) 144A	125,394
200,000	Extended Stay America Trust, Series 2025-ESH, Class A, 5.05% (1 mo. USD Term SOFR + 1.30%), due 10/15/42(b) 144A	200,583
173,189	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A, 4.92% (1 mo. USD Term SOFR + 1.16%), due 04/15/38(b) 144A	173,200
45,720	JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1, 5.57%, due 09/25/65(f) 144A	46,166
150,000	JP Morgan Mortgage Trust, Series 2025-NQM5, Class A1A, 4.88%, due 05/25/65(e) 144A	150,321
100,000	JW Trust, Series 2024-BERY, Class A, 5.34% (1 mo. USD Term SOFR + 1.59%), due 11/15/39(b) 144A	100,321
99,172	KIND Trust, Series 2021-KIND, Class A, 4.82% (1 mo. USD Term SOFR + 1.06%), due 08/15/38(b) 144A	98,789
200,000	KSL Commercial Mortgage Trust, Series 2025-MH, Class A, 5.34% (1 mo. USD Term SOFR + 1.59%), due 12/15/42(b) 144A	200,588
200,000	MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class B, 5.55% (1 mo. USD Term SOFR + 1.80%), due 09/15/40(b) 144A	200,373
86,108	OBX Trust, Series 2025-NQM10, Class A1, 5.45%, due 05/25/65(e) 144A	86,880
94,024	OBX Trust, Series 2025-NQM15, Class A1, 5.14%, due 07/27/65(e) 144A	94,514
100,000	ORL Trust, Series 2024-GLKS, Class A, 5.24% (1 mo. USD Term SOFR + 1.49%), due 12/15/39(b) 144A	100,284
125,000	PRM5 Trust, Series 2025-PRM5, Class A, 4.47%, due 03/10/33(f) 144A	125,040
200,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class A, 4.75% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	200,050
125,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.19% (1 mo. USD Term SOFR + 1.44%), due 02/15/42(b) 144A	124,031
88,366	THPT Mortgage Trust, Series 2023-THL, Class A, 6.99%, due 12/10/34(f) 144A	89,512
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
100,000	Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class A, 5.10%, due 03/15/38(f) 144A	100,553
		5,192,997
	Mortgage Backed Securities - U.S. Government Agency Obligations — 9.3%
253,957	Federal Home Loan Mortgage Corp., Pool # G18575, 3.00%, due 11/01/30	249,776
87,350	Federal Home Loan Mortgage Corp., Pool # RC2071, 2.00%, due 06/01/36	81,375
87,088	Federal Home Loan Mortgage Corp., Pool # SB0935, 3.00%, due 07/01/33	85,237
224,952	Federal Home Loan Mortgage Corp., Pool # WN2035, 2.05%, due 10/01/26	221,406
100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KIR1, Class A2, 2.85%, due 03/25/26	99,566
94,081	Federal Home Loan Mortgage Corp. REMICS, Series 5583, Class FA, 5.12%, (30 day USD SOFR Average + 1.25%), due 10/25/55(b)	94,702
145,450	Federal Home Loan Mortgage Corp. REMICS, Series 5483, Class FD, 5.17%, (30 day USD SOFR Average + 1.30%), due 12/25/54(b)	146,360
195,259	Federal Home Loan Mortgage Corp. REMICS, Series 5502, Class FH, 5.27%, (30 day USD SOFR Average + 1.40%), due 02/25/55(b)	196,969
197,990	Federal Home Loan Mortgage Corp. REMICS, Series 5507, Class FG, 5.27%, (30 day USD SOFR Average + 1.40%), due 02/25/55(b)	199,790
278,723	Federal Home Loan Mortgage Corp. REMICS, Series 5410, Class DF, 5.32%, (30 day USD SOFR Average + 1.45%), due 05/25/54(b)	281,292
383,674	Federal Home Loan Mortgage Corp. REMICS, Series 5486, Class FA, 5.32%, (30 day USD SOFR Average + 1.45%), due 12/25/54(b)	387,230
127,311	Federal National Mortgage Association, Pool # AN0558, 2.94%, due 01/01/26	126,995
115,000	Federal National Mortgage Association, Pool # AN1371, 2.68%, due 06/01/28	111,952
220,000	Federal National Mortgage Association, Pool # AN2417, 2.12%, due 09/01/26	217,054
160,000	Federal National Mortgage Association, Pool # AN2855, 2.22%, due 09/01/26	157,998
92,140	Federal National Mortgage Association, Pool # AN3359, 2.65%, due 12/01/26	90,957
111,455	Federal National Mortgage Association, Pool # AN4048, 3.01%, due 12/01/26	110,429
140,858	Federal National Mortgage Association, Pool # AN5377, 3.02%, due 05/01/27	139,341
169,248	Federal National Mortgage Association, Pool # AN5688, 3.12%, due 06/01/27	167,215
190,699	Federal National Mortgage Association, Pool # AN7475, 3.06%, due 11/01/27	188,200
170,000	Federal National Mortgage Association, Pool # BL1942, 3.15%, due 03/01/26	169,356
165,000	Federal National Mortgage Association, Pool # BL2331, 2.91%, due 04/01/26	164,130
275,000	Federal National Mortgage Association, Pool # BL6406, 1.63%, due 05/01/27	266,992
284,459	Federal National Mortgage Association, Pool # BM3919, 3.00%, due 02/01/33	278,354
317,457	Federal National Mortgage Association, Pool # BM4163, 3.23%, due 03/01/27(f)	315,329
230,000	Federal National Mortgage Association, Pool # BS3066, 1.39%, due 11/01/28	215,140
100,000	Federal National Mortgage Association, Pool # BS5008, 2.22%, due 03/01/27	97,995
80,564	Federal National Mortgage Association, Pool # MA3097, 3.50%, due 08/01/27	80,219
156,079	Federal National Mortgage Association, Pool # MA4053, 2.50%, due 06/01/35	148,495
255,928	Federal National Mortgage Association REMICS, Series 2006-83, Class FG, 4.49%, (30 day USD SOFR Average + 0.61%), due 09/25/36(b)	254,823
241,733	Federal National Mortgage Association REMICS, Series 2024-103, Class FH, 5.12%, (30 day USD SOFR Average + 1.25%), due 01/25/55(b)	242,923
316,777	Federal National Mortgage Association REMICS, Series 2024-88, Class DF, 5.12%, (30 day USD SOFR Average + 1.25%), due 12/25/54(b)	318,327
212,791	Federal National Mortgage Association REMICS, Series 2024-15, Class FD, 5.22%, (30 day USD SOFR Average + 1.35%), due 04/25/54(b)	214,248
118,251	Federal National Mortgage Association-ACES, Series 2016-M6, Class A2, 2.49%, due 05/25/26	117,459
184See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
137,640	Federal National Mortgage Association-ACES, Series 2017-M1, Class A2, 2.42%, due 10/25/26(f)	136,003
66,235	Federal National Mortgage Association-ACES, Series 2017-M13, Class A2, 2.94%, due 09/25/27(f)	65,372
83,726	Federal National Mortgage Association-ACES, Series 2017-M15, Class ATS2, 3.16%, due 11/25/27(f)	82,852
249,280	Federal National Mortgage Association-ACES, Series 2017-M2, Class A2, 2.86%, due 02/25/27(f)	246,650
190,414	Federal National Mortgage Association-ACES, Series 2017-M8, Class A2, 3.06%, due 05/25/27(f)	188,609
226,248	Federal National Mortgage Association-ACES, Series 2025-M3, Class A2, 2.26%, due 12/25/26(f)	223,539
157,639	Government National Mortgage Association REMICS, Series 2020-H13, Class FC, 4.56%, (1 mo. USD Term SOFR + 0.56%), due 07/20/70(b)	157,250
113,530	Government National Mortgage Association REMICS, Series 2016-H16, Class FE, 5.16%, (1 yr. USD Term SOFR + 1.10%), due 06/20/66(b)	114,474
145,771	Government National Mortgage Association REMICS, Series 2024-64, Class UF, 5.17%, (30 day USD SOFR Average + 1.25%), due 04/20/54(b)	146,484
		7,598,867
	Sovereign Debt Obligation — 0.2%
135,000	Asian Development Bank, 4.38%, due 12/30/26	135,357
	U.S. Government and Agency Obligations — 17.8%
2,202,500	U.S. Treasury Notes, 3.38%, due 12/31/27	2,198,585
1,790,000	U.S. Treasury Notes, 3.38%, due 09/15/28	1,783,427
5,000	U.S. Treasury Notes, 3.50%, due 10/31/27	5,002
1,031,200	U.S. Treasury Notes, 3.50%, due 12/15/28	1,030,435
625,000	U.S. Treasury Notes, 3.50%, due 11/30/30	619,385
250,000	U.S. Treasury Notes, 3.63%, due 08/31/29	250,151
168,000	U.S. Treasury Notes, 3.63%, due 12/31/30	167,377
650,000	U.S. Treasury Notes, 3.88%, due 07/15/28	655,738
1,000	U.S. Treasury Notes, 3.88%, due 06/30/30	1,009
1,750,000	U.S. Treasury Notes, 3.88%, due 07/31/30	1,764,697
51,400	U.S. Treasury Notes, 3.88%, due 12/31/32	51,260
400,000	U.S. Treasury Notes, 4.00%, due 01/15/27	401,968
300,000	U.S. Treasury Notes, 4.00%, due 02/28/30	304,090
2,350,000	U.S. Treasury Notes, 4.00%, due 03/31/30	2,382,083
2,000	U.S. Treasury Notes, 4.00%, due 11/15/35	1,976
500,000	U.S. Treasury Notes, 4.13%, due 03/31/29	508,613
2,380,000	U.S. Treasury Notes, 4.38%, due 12/31/29	2,445,682
		14,571,478
	TOTAL DEBT OBLIGATIONS (COST $79,024,669)	79,747,615

	SHORT-TERM INVESTMENTS — 0.3%
	Mutual Fund - Securities Lending Collateral — 0.2%
181,573	State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(g)(h)	181,573
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2025 (Unaudited)
Par Value(a)	Description	Value ($)

	U.S. Government and Agency Obligation — 0.1%
65,000	U.S. Treasury Bills, 3.88%, due 07/09/26(i)	63,854
	TOTAL SHORT-TERM INVESTMENTS (COST $245,297)	245,427
	TOTAL INVESTMENTS — 98.0% (Cost $79,269,966)	79,993,042
	Other Assets and Liabilities (net) — 2.0%	1,613,618
	NET ASSETS — 100.0%	$81,606,660

Notes to Schedule of Investments:
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of December 31, 2025.
(c)	When-issued security.
(d)	All or a portion of this security is out on loan.
(e)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(f)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	The rate disclosed is the 7-day net yield as of December 31, 2025.
(h)	Represents an investment of securities lending cash collateral.
(i)	Interest rate presented is yield to maturity.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $21,978,469 which represents 26.9% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
44	U.S. Treasury Note 2-Year	Mar 2026	$9,186,719	$3,958
Sales
1	U.S. Treasury Note 5-Year	Mar 2026	$109,305	$131
Centrally Cleared Credit Default Swaps
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
750,000	USD	12/20/30	1.00%	Quarterly	CDX.NA.IG.S45**	$(307)	$17,290	$16,983

186See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

Currency Abbreviations
USD	—	U.S. Dollar

Abbreviations
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	40.1
Asset Backed Securities	22.0
U.S. Government and Agency Obligations	17.8
Mortgage Backed Securities - U.S. Government Agency Obligations	9.3
Mortgage Backed Securities - Private Issuers	6.3
Bank Loans	2.0
Sovereign Debt Obligation	0.2
Futures Contracts	0.0*
Centrally Cleared Credit Default Swap	0.0*
Short-Term Investments	0.3
Other Assets and Liabilities (net)	2.0
100.0%

*	Amount rounds to zero.
188See accompanying Notes to the Schedule of Investments

Mercer Funds
Notes to Financial Statements
December 31, 2025 (Unaudited)

1.
Organization
Mercer Funds (the “Trust”) consists of the following six series: Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Emerging Markets Equity Fund (“Emerging Markets”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”) and Mercer Short Duration Fixed Income Fund (“Short Duration Fixed”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mercer Investments LLC, a Delaware limited liability company (the “Adviser”), serves as the investment adviser to the Funds. The Adviser manages each Fund using a “manager of managers” approach by selecting one or more sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund's assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.
Under the 1940 Act, each Fund is classified as diversified.
Investment Objectives:
The investment objective for Small/Mid Cap is to provide long-term total return, comprised primarily of capital appreciation. The investment objective for Core Fixed Fund and Short Duration Fixed is to provide total return, consisting of both current income and capital appreciation. The investment objective for the remaining Funds, Non-US Core Equity, Opportunistic Fixed and Emerging Markets is to provide long-term total return, which includes capital appreciation and income.
Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference among the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2025, Class Y-3 shares and Class I shares were outstanding in each of the Funds. Class I shares of Short Duration Fixed commenced operations on December 30, 2025.
(a) Security Valuation
Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or the applicable Sub-adviser as the primary market for such securities.
The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria that the Adviser, which has been designated as the Funds' Valuation Designee under Rule 2a-5 of the 1940 Act by the Board of Trustees of the Trust (the “Board”), has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2025 (Unaudited)

Fixed income securities are valued using a mean price upon market close by an independent pricing service. The Fund may value short-term investments that will mature within sixty (60) days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.
It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Valuation Designee.
Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. Over-the-counter (“OTC”) derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.
Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.
The Board has designated the Adviser as the Valuation Designee responsible for valuing portfolio securities, subject to continuing Board oversight. The Adviser has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Depending on market movements throughout the quarter ended December 31, 2025, substantially all foreign equity securities held by Non-US Core Equity and Emerging Markets may be fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.
The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.
The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2025 (Unaudited)

broad Levels listed below.
•
Level 1 – quoted prices unadjusted in active markets for identical investments
•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2.
Bank loans
Core Fixed, Opportunistic Fixed and Short Duration Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Each Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, each Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, each Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At December 31, 2025, Opportunistic Fixed had the following unfunded loan commitments:
Borrower	Par	Cost	Value	Unrealized Gain (Loss)
GC Ferry Acquisition I, Inc.	$94,792	$94,792	$94,756	$(36)
June Purchaser LLC	214,286	215,263	216,054	791
Liquid Tech Solutions LLC	126,780	126,472	127,176	705
MRI Software LLC	106,672	106,299	103,738	(2,560)
MRI Software LLC	628,341	626,927	628,341	1,413
Pinnacle Buyer LLC	181,452	181,452	182,529	1,077
Pye-Barker Fire & Safety LLC	31,200	31,044	31,429	385
Pye-Barker Fire & Safety LLC	91,000	91,000	91,668	668
Secretariat Advisors LLC	162,832	162,434	163,341	906
Trio Bidco, Inc.	82,571	82,571	82,881	310
USALCO LLC	140,216	140,216	140,961	745
Van Pool Transportation LLC	26,313	26,128	26,489	361
	$1,886,455	$1,884,598	$1,889,363	$4,765
For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual Report. Additional investments related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the SEC on Form N-CSR.